UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2012

1.810690.108

SEI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.9%
Allison Transmission Holdings, Inc. (d)	68,742	$ 1,429,146
American Axle & Manufacturing Holdings, Inc. (a)	172,886	1,808,388
Cooper Tire & Rubber Co.	141,905	3,544,787
Dana Holding Corp. (d)	331,176	4,696,076
Dorman Products, Inc. (d)	82,023	2,805,187
Drew Industries, Inc.	41,042	1,332,223
Exide Technologies (a)(d)	164,351	474,974
Federal-Mogul Corp. Class A (a)	60,748	477,479
Fuel Systems Solutions, Inc. (a)	31,837	481,057
Gentex Corp.	337,052	5,982,673
Gentherm, Inc. (a)(d)	63,228	764,427
Lear Corp.	243,235	10,622,072
Modine Manufacturing Co. (a)	95,885	709,549
Motorcar Parts of America, Inc. (a)	21,986	142,469
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	19,340
Shiloh Industries, Inc.	9,407	107,146
Spartan Motors, Inc.	62,902	310,107
Standard Motor Products, Inc.	59,935	1,172,329
Stoneridge, Inc. (a)	65,396	322,402
Strattec Security Corp.	4,261	97,534
Superior Industries International, Inc.	56,407	1,068,349
Tenneco, Inc. (a)(d)	164,792	5,284,879
Tower International, Inc. (a)	17,465	137,100
TRW Automotive Holdings Corp. (a)	246,639	12,489,799
UQM Technologies, Inc. (a)(d)	78,497	72,217
Visteon Corp. (a)	125,472	6,286,147
Williams Controls, Inc.	4,408	67,971
		62,705,827
Automobiles - 0.8%
General Motors Co. (a)	1,838,586	47,582,555
Tesla Motors, Inc. (a)(d)	170,148	5,754,405
Thor Industries, Inc.	100,636	3,798,003
Winnebago Industries, Inc. (a)	65,223	927,471
		58,062,434
Distributors - 0.3%
Core-Mark Holding Co., Inc.	32,914	1,505,816
LKQ Corp. (a)	689,332	15,110,157
Pool Corp.	110,090	4,611,670
VOXX International Corp. (a)(d)	62,477	421,095
Weyco Group, Inc.	16,952	398,881
		22,047,619
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)(d)	40,528	1,393,353
Ascent Capital Group, Inc. (a)(d)	34,050	2,084,201
Bridgepoint Education, Inc. (a)(d)	51,097	497,685
Cambium Learning Group, Inc. (a)	16,192	15,059
Capella Education Co. (a)(d)	34,672	959,374
Career Education Corp. (a)	137,751	411,875

	Shares	Value
Carriage Services, Inc.	49,366	$ 548,456
Coinstar, Inc. (a)(d)	72,099	3,391,537
Collectors Universe, Inc.	17,833	182,432
Corinthian Colleges, Inc. (a)(d)	178,249	395,713
DeVry, Inc.	163,000	4,249,410
Education Management Corp. (a)(d)	71,409	276,353
Grand Canyon Education, Inc. (a)	95,356	2,258,030
Hillenbrand, Inc.	136,257	2,883,198
ITT Educational Services, Inc. (a)(d)	44,919	814,381
K12, Inc. (a)(d)	82,323	1,426,658
Learning Tree International, Inc. (a)	12,160	67,245
LifeLock, Inc. (d)	37,658	315,951
Lincoln Educational Services Corp.	64,172	248,346
Mac-Gray Corp.	25,136	299,621
Matthews International Corp. Class A	61,846	1,870,842
National American University Holdings, Inc.	23,237	92,019
Regis Corp.	123,784	2,038,722
School Specialty, Inc. (a)(d)	65,784	86,177
Service Corp. International	578,446	8,057,753
Sotheby's Class A (Ltd. vtg.)	149,347	4,310,154
Steiner Leisure Ltd. (a)	31,260	1,437,960
Stewart Enterprises, Inc. Class A	181,075	1,383,413
Strayer Education, Inc. (d)	28,052	1,467,961
Universal Technical Institute, Inc.	48,727	461,445
Weight Watchers International, Inc. (d)	63,332	3,290,731
		47,216,055
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	62,034	1,640,179
Ambassadors Group, Inc.	48,627	230,978
Ameristar Casinos, Inc.	66,568	1,324,703
ARK Restaurants Corp.	8,457	135,312
Bally Technologies, Inc. (a)	110,933	5,007,516
Biglari Holdings, Inc. (a)(d)	2,643	960,598
BJ's Restaurants, Inc. (a)(d)	51,194	1,755,442
Bloomin' Brands, Inc.	63,870	1,011,062
Bluegreen Corp. (a)	9,540	90,153
Bob Evans Farms, Inc.	62,735	2,364,482
Boyd Gaming Corp. (a)(d)	138,515	761,833
Bravo Brio Restaurant Group, Inc. (a)	41,389	564,960
Brinker International, Inc.	188,247	5,637,998
Buffalo Wild Wings, Inc. (a)	42,027	3,044,436
Burger King Worldwide, Inc. (d)	201,153	3,447,762
Caesars Entertainment Corp. (d)	45,552	277,867
Caribou Coffee Co., Inc. (a)	44,167	532,212
Carrols Restaurant Group, Inc. (a)	55,247	358,553
CEC Entertainment, Inc.	53,783	1,683,408
Century Casinos, Inc. (a)	54,140	143,471
Choice Hotels International, Inc. (d)	86,880	2,823,600
Churchill Downs, Inc.	34,319	2,169,304
Chuys Holdings, Inc. (d)	14,879	350,400
Cosi, Inc. (a)	62,262	36,735
Cracker Barrel Old Country Store, Inc.	47,523	2,920,288
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Del Frisco's Restaurant Group, Inc. (a)	13,704	$ 202,956
Denny's Corp. (a)	205,362	975,470
DineEquity, Inc. (a)	34,976	2,205,237
Domino's Pizza, Inc.	128,236	5,334,618
Dover Downs Gaming & Entertainment, Inc.	28,631	59,839
Dover Motorsports, Inc.	22,686	37,432
Dunkin' Brands Group, Inc. (d)	207,385	6,598,991
Einstein Noah Restaurant Group, Inc.	16,381	262,260
Empire Resorts, Inc. (a)(d)	26,500	49,025
Entertainment Gaming Asia, Inc. (a)	41,906	86,326
Famous Dave's of America, Inc. (a)	15,087	131,257
Fiesta Restaurant Group, Inc. (a)	26,041	391,917
Frisch's Restaurants, Inc.	8,068	153,776
Full House Resorts, Inc. (a)	24,413	76,413
Gaming Partners International Corp.	1,584	11,072
Granite City Food & Brewery Ltd. (a)	2,301	4,924
Hyatt Hotels Corp. Class A (a)	123,082	4,492,493
Ignite Restaurant Group, Inc. (a)	12,461	158,255
International Speedway Corp. Class A	76,829	2,061,322
Interval Leisure Group, Inc.	89,225	1,680,107
Isle of Capri Casinos, Inc. (a)	62,455	306,654
Jack in the Box, Inc. (a)(d)	113,324	3,122,076
Jamba, Inc. (a)	145,116	304,744
Kona Grill, Inc. (a)	10,220	85,950
Krispy Kreme Doughnuts, Inc. (a)	153,036	1,392,628
Lakes Entertainment, Inc. (a)	51,180	134,603
Las Vegas Sands Corp.	863,829	40,297,623
Life Time Fitness, Inc. (a)(d)	96,333	4,533,431
Luby's, Inc. (a)(d)	29,797	189,509
Marcus Corp.	44,387	525,542
Marriott Vacations Worldwide Corp.	68,192	2,714,724
MAXXAM, Inc. (a)	8	4,808
MGM Mirage, Inc. (a)	880,264	8,934,680
Monarch Casino & Resort, Inc. (a)	28,201	267,063
Morgans Hotel Group Co. (a)	89,969	526,319
MTR Gaming Group, Inc. (a)	47,245	136,066
Multimedia Games Holding Co., Inc. (a)	57,919	856,043
Nathan's Famous, Inc. (a)	7,826	247,771
Orient Express Hotels Ltd. Class A (a)	222,453	2,742,845
Panera Bread Co. Class A (a)	68,921	11,061,821
Papa John's International, Inc. (a)	47,394	2,508,564
Penn National Gaming, Inc. (a)	160,986	8,181,309
Pinnacle Entertainment, Inc. (a)	133,577	1,725,815
Premier Exhibitions, Inc. (a)	49,299	134,586
Red Lion Hotels Corp. (a)	40,106	290,769
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	1,480,333
Rick's Cabaret International, Inc. (a)	17,933	145,616
Royal Caribbean Cruises Ltd. (d)	333,402	11,752,421
Ruby Tuesday, Inc. (a)	132,312	1,033,357

	Shares	Value
Ruth's Hospitality Group, Inc. (a)(d)	79,897	$ 599,228
Ryman Hospitality Properties, Inc. (d)	108,569	3,606,662
Scientific Games Corp. Class A (a)	151,632	1,263,095
SHFL Entertainment, Inc. (a)	149,495	2,057,051
Six Flags Entertainment Corp.	126,146	7,755,456
Sonic Corp. (a)(d)	134,092	1,358,352
Speedway Motorsports, Inc.	37,455	607,520
Texas Roadhouse, Inc. Class A	125,535	2,085,136
The Cheesecake Factory, Inc. (d)	138,221	4,725,776
Town Sports International Holdings, Inc.	44,383	449,156
Vail Resorts, Inc.	82,337	4,637,220
Wendy's Co.	820,657	3,824,262
WMS Industries, Inc. (a)(d)	124,232	2,099,521
		204,953,047
Household Durables - 1.4%
American Greetings Corp. Class A (d)	80,329	1,384,872
Bassett Furniture Industries, Inc.	26,134	290,349
Beazer Homes USA, Inc. (a)(d)	58,949	880,109
Blyth, Inc. (d)	30,867	497,576
Cavco Industries, Inc. (a)(d)	15,629	804,894
Cobra Electronics Corp. (a)	2,458	8,750
CSS Industries, Inc.	25,514	523,547
Dixie Group, Inc. (a)	9,546	30,356
Emerson Radio Corp. (a)	24,397	41,231
Ethan Allen Interiors, Inc.	60,343	1,750,550
Flexsteel Industries, Inc.	13,576	270,027
Furniture Brands International, Inc. (a)(d)	96,407	85,812
Garmin Ltd. (d)	291,407	11,332,818
Helen of Troy Ltd. (a)	67,636	2,087,247
Hooker Furniture Corp.	28,322	393,393
Hovnanian Enterprises, Inc. Class A (a)(d)	270,421	1,411,598
iRobot Corp. (a)(d)	61,562	1,159,828
Jarden Corp.	195,174	10,326,656
KB Home (d)	178,286	2,560,187
Kid Brands, Inc. (a)	42,456	70,477
Koss Corp.	1,389	6,542
La-Z-Boy, Inc.	111,219	1,659,387
Libbey, Inc. (a)(d)	43,749	853,980
Lifetime Brands, Inc.	17,993	179,930
M.D.C. Holdings, Inc.	82,535	2,908,533
M/I Homes, Inc. (a)	44,737	984,661
Meritage Homes Corp. (a)(d)	84,822	2,970,466
Mohawk Industries, Inc. (a)	132,931	11,430,737
NACCO Industries, Inc. Class A	14,025	747,813
NVR, Inc. (a)	11,951	10,753,988
Ryland Group, Inc.	105,481	3,528,339
Sealy Corp., Inc. (a)(d)	239,859	520,494
Skullcandy, Inc. (a)(d)	35,352	304,734
Skyline Corp. (a)	14,802	60,688
Standard Pacific Corp. (a)(d)	272,235	1,823,975
Stanley Furniture Co., Inc. (a)	37,789	170,051
Tempur-Pedic International, Inc. (a)(d)	149,070	3,972,716
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)(d)	343,598	$ 10,940,160
Tupperware Brands Corp.	142,523	9,242,617
Universal Electronics, Inc. (a)(d)	28,987	511,331
Wells-Gardner Electronics Corp. (a)	4,238	7,628
Zagg, Inc. (a)(d)	58,700	424,401
		99,913,448
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	375,187
Blue Nile, Inc. (a)(d)	34,050	1,339,527
dELiA*s, Inc. (a)	47,804	50,194
Gaiam, Inc. Class A (a)(d)	35,599	98,965
Geeknet, Inc. (a)	16,239	278,174
Groupon, Inc. Class A (a)(d)	664,761	2,785,349
Hollywood Media Corp. (a)	72,242	89,580
HomeAway, Inc. (a)(d)	87,491	1,791,816
HSN, Inc.	102,794	5,436,775
Kayak Software Corp.	8,136	331,135
Liberty Media Corp. Interactive Series A (a)	1,299,039	25,071,453
NutriSystem, Inc.	57,407	458,682
Orbitz Worldwide, Inc. (a)(d)	57,753	133,409
Overstock.com, Inc. (a)(d)	32,352	490,780
PetMed Express, Inc. (d)	45,901	529,698
Shutterfly, Inc. (a)(d)	69,355	1,869,117
U.S. Auto Parts Network, Inc. (a)	28,450	55,193
ValueVision Media, Inc. Class A (a)	73,905	135,246
Vitacost.com, Inc. (a)(d)	55,838	404,826
		41,725,106
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	27,483	1,034,185
Black Diamond, Inc. (a)	60,682	500,020
Brunswick Corp.	208,943	5,384,461
Callaway Golf Co.	169,550	1,142,767
Cybex International, Inc. (a)	14,718	35,765
Escalade, Inc.	6,336	32,250
JAKKS Pacific, Inc.	48,535	605,717
Johnson Outdoors, Inc. Class A (a)	11,512	240,371
Leapfrog Enterprises, Inc. Class A (a)(d)	103,077	939,031
Marine Products Corp.	22,297	122,188
Meade Instruments Corp. (a)	201	342
Nautilus, Inc. (a)	71,481	243,035
Polaris Industries, Inc.	151,564	12,854,143
Smith & Wesson Holding Corp. (a)(d)	151,914	1,610,288
Steinway Musical Instruments, Inc. (a)	17,768	405,110
Sturm, Ruger & Co., Inc. (d)	53,045	3,107,907
Summer Infant, Inc. (a)	37,416	65,852
		28,323,432
Media - 2.8%
A.H. Belo Corp. Class A	45,144	209,468
AMC Networks, Inc. Class A (a)	146,257	7,716,519

	Shares	Value
Arbitron, Inc.	60,496	$ 2,200,240
Ballantyne of Omaha, Inc. (a)	47,765	151,893
Beasley Broadcast Group, Inc.Class A (a)	4,117	20,132
Belo Corp. Series A	198,800	1,431,360
Carmike Cinemas, Inc. (a)	36,321	549,174
Central European Media Enterprises Ltd. Class A (a)(d)	63,808	295,431
Charter Communications, Inc. Class A (a)	103,192	7,311,153
Cinemark Holdings, Inc.	230,498	6,269,546
Clear Channel Outdoor Holding, Inc. Class A	93,060	604,890
Crown Media Holdings, Inc.Class A (a)(d)	89,832	164,393
Cumulus Media, Inc. Class A (a)(d)	122,893	281,425
Dex One Corp. (a)	104,262	101,134
Digital Cinema Destinations Co.	8,182	47,210
Digital Generation, Inc. (a)(d)	53,751	570,836
DISH Network Corp. Class A	543,018	20,113,387
DreamWorks Animation SKG, Inc.Class A (a)(d)	175,734	3,010,323
E.W. Scripps Co. Class A (a)	90,471	920,995
Emmis Communications Corp.Class A (a)	80,456	152,866
Entercom Communications Corp.Class A (a)(d)	52,600	334,010
Entravision Communication Corp.Class A	99,974	149,961
Fisher Communications, Inc.	18,212	457,303
Gray Television, Inc. (a)	114,472	240,391
Harris Interactive, Inc. (a)	49,977	67,969
Harte-Hanks, Inc.	100,542	531,867
Insignia Systems, Inc. (a)(d)	22,896	38,923
John Wiley & Sons, Inc. Class A	127,316	5,436,393
Journal Communications, Inc. Class A (a)(d)	87,795	492,530
Lamar Advertising Co. Class A (a)(d)	145,198	5,701,925
Liberty Global, Inc. Class A (a)	608,736	34,113,565
Liberty Media Corp.:
Capital Series A (a)	270,491	29,751,305
Series A (a)	69,811	4,087,434
LIN TV Corp. Class A (a)	76,893	498,267
Live Nation Entertainment, Inc. (a)(d)	374,586	3,288,865
LodgeNet Entertainment Corp. (a)(d)	66,466	9,970
Martha Stewart Living Omnimedia, Inc. Class A (d)	61,948	163,543
Media General, Inc. Class A (a)(d)	50,209	224,434
Meredith Corp.	82,634	2,576,528
Morningstar, Inc.	62,709	4,002,715
National CineMedia, Inc.	122,361	1,749,762
Navarre Corp. (a)	74,677	130,685
New Frontier Media, Inc. rights (a)	50,060	1
Nexstar Broadcasting Group, Inc.Class A (a)	53,895	485,055
NTN Communications, Inc. (a)	49,847	10,966
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Outdoor Channel Holdings, Inc.	45,301	$ 336,586
Pandora Media, Inc. (a)(d)	221,136	1,928,306
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	66,592
ReachLocal, Inc. (a)	35,865	393,080
Reading International, Inc. Class A (a)	33,132	188,521
Regal Entertainment Group Class A	219,584	3,421,119
Rentrak Corp. (a)(d)	22,587	434,122
RLJ Entertainment, Inc. (a)	42,349	271,034
Saga Communications, Inc. Class A	5,954	270,014
Salem Communications Corp. Class A	20,080	104,014
Scholastic Corp. (d)	54,674	1,534,152
Shutterstock, Inc.	11,144	285,286
Sinclair Broadcast Group, Inc. Class A	115,609	1,275,167
Sirius XM Radio, Inc. (a)(d)	7,895,627	21,949,843
Spanish Broadcasting System, Inc. Class A (a)	17,489	42,148
SPAR Group, Inc. (a)	4,346	8,692
SuperMedia, Inc. (a)(d)	55,648	120,200
The Madison Square Garden Co. Class A (a)	137,192	6,009,010
The McClatchy Co. Class A (a)(d)	133,924	448,645
The New York Times Co. Class A (a)	293,692	2,381,842
Valassis Communications, Inc. (a)(d)	103,593	2,691,346
Value Line, Inc.	1,396	12,732
World Wrestling Entertainment, Inc.Class A	81,907	660,989
		191,500,182
Multiline Retail - 0.3%
ALCO Stores, Inc. (a)	8,410	79,054
Dillard's, Inc. Class A	83,865	7,456,437
Fred's, Inc. Class A	107,249	1,426,412
Gordmans Stores, Inc. (a)	23,635	341,762
Saks, Inc. (a)(d)	251,611	2,641,916
Sears Holdings Corp. (a)(d)	91,998	3,864,836
The Bon-Ton Stores, Inc. (d)	31,972	378,868
Tuesday Morning Corp. (a)	85,411	538,943
		16,728,228
Specialty Retail - 3.5%
Aarons, Inc. Class A	161,739	4,641,909
Advance Auto Parts, Inc.	173,180	12,668,117
Aeropostale, Inc. (a)(d)	217,864	3,008,702
America's Car Mart, Inc. (a)	24,361	898,921
American Eagle Outfitters, Inc.	455,789	9,662,727
ANN, Inc. (a)	124,977	4,192,978
Appliance Recycling Centers of America, Inc. (a)	2,967	3,916
Asbury Automotive Group, Inc. (a)	69,311	2,092,499
Ascena Retail Group, Inc. (a)	295,520	5,939,952
Barnes & Noble, Inc. (a)(d)	96,172	1,380,068
bebe Stores, Inc.	123,042	462,638
Big 5 Sporting Goods Corp.	45,760	640,640

	Shares	Value
Body Central Corp. (a)	37,768	$ 386,367
Books-A-Million, Inc. (a)(d)	28,953	74,409
Brown Shoe Co., Inc.	93,324	1,777,822
Build-A-Bear Workshop, Inc. (a)	42,241	153,757
Cabela's, Inc. Class A (a)	112,512	5,374,698
Cache, Inc. (a)	37,741	92,843
Casual Male Retail Group, Inc. (a)	107,460	411,572
Chico's FAS, Inc.	384,966	7,179,616
Christopher & Banks Corp. (a)	115,035	525,710
Citi Trends, Inc. (a)	33,140	462,634
Coldwater Creek, Inc. (a)	34,874	199,479
Conn's, Inc. (a)(d)	49,046	1,387,021
Destination Maternity Corp.	25,288	561,899
Dick's Sporting Goods, Inc.	215,195	11,299,889
Dover Saddlery, Inc. (a)	1,537	5,533
DSW, Inc. Class A	73,131	4,975,102
Express, Inc. (a)	206,262	3,079,492
Finish Line, Inc. Class A	112,894	2,329,003
Five Below, Inc.	23,309	865,929
Foot Locker, Inc.	371,646	13,319,793
Francescas Holdings Corp. (a)(d)	79,209	2,061,810
Genesco, Inc. (a)	53,929	2,983,892
GNC Holdings, Inc.	195,746	6,876,557
Group 1 Automotive, Inc.	57,507	3,494,125
Guess?, Inc.	142,731	3,692,451
Hastings Entertainment, Inc. (a)(d)	13,630	27,260
Haverty Furniture Companies, Inc.	46,862	784,939
hhgregg, Inc. (a)(d)	51,212	378,969
Hibbett Sports, Inc. (a)(d)	73,219	3,934,789
Hot Topic, Inc.	93,449	932,621
Jos. A. Bank Clothiers, Inc. (a)(d)	64,875	2,796,113
Kirkland's, Inc. (a)	44,730	406,596
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	1,635,790
Lumber Liquidators Holdings, Inc. (a)(d)	61,381	3,294,932
MarineMax, Inc. (a)	45,781	378,151
Mattress Firm Holding Corp. (d)	24,340	696,367
Monro Muffler Brake, Inc. (d)	68,633	2,201,747
New York & Co., Inc. (a)	66,787	248,448
Office Depot, Inc. (a)	676,383	2,272,647
OfficeMax, Inc. (d)	199,793	1,997,930
Pacific Sunwear of California, Inc. (a)(d)	152,515	231,823
Penske Automotive Group, Inc. (d)	101,216	2,948,422
Perfumania Holdings, Inc. (a)	10,679	52,861
Pier 1 Imports, Inc.	278,323	5,341,018
RadioShack Corp. (d)	214,393	435,218
Rent-A-Center, Inc.	153,385	5,331,663
Restoration Hardware Holdings, Inc.	11,887	438,630
rue21, Inc. (a)	31,869	914,959
Sally Beauty Holdings, Inc. (a)	360,848	9,147,497
Select Comfort Corp. (a)(d)	140,605	3,765,402
Shoe Carnival, Inc. (d)	30,189	667,479
Signet Jewelers Ltd. (d)	199,640	10,730,650
Sonic Automotive, Inc. Class A (sub. vtg.)	74,200	1,464,708
Stage Stores, Inc.	76,001	1,966,146
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Stein Mart, Inc.	56,330	$ 481,058
Systemax, Inc.	25,296	260,549
Tandy Leather Factory, Inc.	3,074	16,538
Teavana Holdings, Inc. (a)(d)	35,373	521,752
The Buckle, Inc. (d)	61,263	3,133,602
The Cato Corp. Class A (sub. vtg.)	60,406	1,755,398
The Children's Place Retail Stores, Inc. (a)	66,414	3,228,385
The Men's Wearhouse, Inc.	116,521	3,779,941
The Pep Boys - Manny, Moe & Jack (d)	114,449	1,209,726
Tile Shop Holdings, Inc. (a)(d)	72,589	1,137,470
Tilly's, Inc. (a)	17,521	231,803
Tractor Supply Co.	169,101	15,154,832
Trans World Entertainment Corp.	29,120	113,277
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	135,662	13,604,185
Vitamin Shoppe, Inc. (a)(d)	67,261	3,985,887
West Marine, Inc. (a)	30,261	312,899
Wet Seal, Inc. Class A (a)	251,975	740,807
Williams-Sonoma, Inc.	225,006	10,183,772
Winmark Corp.	5,172	292,166
Zale Corp. (a)(d)	86,417	421,715
Zumiez, Inc. (a)(d)	62,820	1,299,118
		246,453,125
Textiles, Apparel & Luxury Goods - 1.6%
American Apparel, Inc. (a)(d)	88,306	86,540
Carter's, Inc. (a)	124,214	6,588,311
Charles & Colvard Ltd. (a)	24,954	91,581
Cherokee, Inc.	28,809	412,833
Columbia Sportswear Co. (d)	45,436	2,630,744
Crocs, Inc. (a)	203,201	2,712,733
Crown Crafts, Inc.	2,227	12,961
Culp, Inc.	19,568	278,648
Deckers Outdoor Corp. (a)(d)	88,109	3,373,694
Delta Apparel, Inc. (a)	17,128	248,527
DGSE Companies, Inc. (a)	6,929	39,426
Fifth & Pacific Companies, Inc. (a)	258,491	3,114,817
Forward Industries, Inc. (NY Shares) (a)	18,823	22,776
G-III Apparel Group Ltd. (a)(d)	38,295	1,457,125
Hanesbrands, Inc. (a)(d)	228,176	8,237,154
Heelys, Inc. (a)	58,297	129,419
Iconix Brand Group, Inc. (a)(d)	158,444	3,194,231
Joe's Jeans, Inc. (a)	112,776	100,371
K-Swiss, Inc. Class A (a)(d)	60,461	186,824
Lakeland Industries, Inc. (a)	25,549	140,520
Maidenform Brands, Inc. (a)	78,925	1,449,852
Michael Kors Holdings Ltd.	271,341	14,421,774
Movado Group, Inc.	39,026	1,353,812
Oxford Industries, Inc.	39,771	2,173,087
Perry Ellis International, Inc. (a)(d)	47,883	1,038,103
PVH Corp. (d)	168,168	19,270,371
Quiksilver, Inc. (a)(d)	280,211	1,120,844

	Shares	Value
R.G. Barry Corp.	22,932	$ 351,548
Rocky Brands, Inc. (a)	16,536	220,094
Skechers U.S.A., Inc. Class A(sub. vtg.) (a)	89,983	1,751,069
Steven Madden Ltd. (a)	93,294	4,152,516
Superior Uniform Group, Inc.	5,649	65,189
Tandy Brands Accessories, Inc. (a)	1,058	1,714
The Jones Group, Inc.	181,430	2,133,617
True Religion Apparel, Inc.	71,106	1,855,156
Tumi Holdings, Inc.	41,991	943,538
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	184,858	9,581,190
Unifi, Inc. (a)	45,178	625,264
Vera Bradley, Inc. (a)(d)	51,675	1,431,914
Warnaco Group, Inc. (a)	104,861	7,538,457
Wolverine World Wide, Inc.	110,840	4,797,155
		109,335,499
TOTAL CONSUMER DISCRETIONARY		1,128,964,002
CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	22,500	2,541,825
Central European Distribution Corp. (a)(d)	176,985	299,105
Coca-Cola Bottling Co. CONSOLIDATED	11,601	796,293
Craft Brew Alliance, Inc. (a)(d)	22,005	140,392
Crystal Rock Holdings, Inc. (a)	4,384	4,165
MGP Ingredients, Inc.	21,690	71,577
National Beverage Corp.	48,005	823,766
Primo Water Corp. (a)(d)	43,402	44,704
REED'S, Inc. (a)(d)	9,804	69,020
		4,790,847
Food & Staples Retailing - 0.5%
Andersons, Inc.	39,242	1,655,228
Arden Group, Inc. Class A	3,147	313,882
Casey's General Stores, Inc.	88,763	4,384,892
Chefs' Warehouse Holdings (a)	27,477	434,411
Crumbs Bake Shop, Inc. (a)(d)	21,400	60,562
Fresh Market, Inc. (a)	96,588	5,006,156
Harris Teeter Supermarkets, Inc.	106,945	4,062,841
Ingles Markets, Inc. Class A	32,319	526,477
Nash-Finch Co.	43,985	928,084
Natural Grocers by VitaminCottage, Inc.	17,265	330,970
PriceSmart, Inc.	42,504	3,294,910
Rite Aid Corp. (a)	1,632,448	1,648,772
Roundy's, Inc. (d)	38,156	181,241
Spartan Stores, Inc.	52,974	796,729
SUPERVALU, Inc. (d)	479,548	1,141,324
Susser Holdings Corp. (a)	47,862	1,747,442
The Pantry, Inc. (a)	53,093	681,714
United Natural Foods, Inc. (a)(d)	112,276	5,812,529
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	10,961	$ 412,791
Weis Markets, Inc.	33,559	1,312,492
		34,733,447
Food Products - 1.9%
Alico, Inc. (d)	8,218	282,864
Annie's, Inc. (d)	22,152	794,592
B&G Foods, Inc. Class A	124,637	3,636,908
Bunge Ltd.	346,124	25,322,432
Cal-Maine Foods, Inc.	27,895	1,282,333
Calavo Growers, Inc.	37,834	910,286
Chiquita Brands International, Inc. (a)(d)	92,664	660,694
Coffee Holding Co., Inc.	4,500	31,230
Darling International, Inc. (a)(d)	262,467	4,427,818
Diamond Foods, Inc. (d)	48,508	690,754
Dole Food Co., Inc. (a)	97,530	1,119,644
Farmer Brothers Co. (a)	16,489	183,193
Flowers Foods, Inc.	301,999	7,109,056
Fresh Del Monte Produce, Inc.	108,218	2,808,257
Golden Enterprises Ltd.	2,595	8,434
Green Mountain Coffee Roasters, Inc. (a)(d)	311,029	11,405,433
Griffin Land & Nurseries, Inc.	6,082	154,300
Hain Celestial Group, Inc. (a)(d)	105,748	6,373,432
Hillshire Brands Co.	278,378	7,752,827
Ingredion, Inc.	178,211	11,574,804
Inventure Foods, Inc. (a)	25,815	167,539
J&J Snack Foods Corp.	32,646	2,053,433
John B. Sanfilippo & Son, Inc. (a)	24,690	437,507
Lancaster Colony Corp.	51,289	3,884,629
Lifeway Foods, Inc. (d)	13,382	110,669
Limoneira Co. (d)	16,924	328,664
Omega Protein Corp. (a)	45,997	286,101
Overhill Farms, Inc. (a)	28,537	126,134
Pilgrims Pride Corp.	158,457	1,131,383
Post Holdings, Inc. (a)	78,241	2,694,620
Ralcorp Holdings, Inc. (a)	131,280	11,702,299
Rocky Mountain Chocolate Factory, Inc.	795	8,236
Sanderson Farms, Inc.	53,062	2,545,384
Seneca Foods Corp. Class A (a)	22,104	684,782
Smart Balance, Inc. (a)	144,048	1,790,517
Smithfield Foods, Inc. (a)	355,784	7,958,888
Snyders-Lance, Inc.	136,755	3,293,060
Tootsie Roll Industries, Inc. (d)	71,986	1,956,579
TreeHouse Foods, Inc. (a)	81,122	4,254,038
Westway Group, Inc.	787	4,391
WhiteWave Foods Co.	56,182	852,281
		132,800,425
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,398,697
Church & Dwight Co., Inc. (d)	327,335	17,725,190

	Shares	Value
Energizer Holdings, Inc.	152,980	$ 12,201,685
Harbinger Group, Inc. (a)	49,662	424,610
Ocean Bio-Chem, Inc. (a)(d)	20,307	46,503
Oil-Dri Corp. of America	15,023	353,341
Orchids Paper Products Co.	28,220	599,111
Spectrum Brands Holdings, Inc.	58,470	2,796,620
WD-40 Co.	45,270	2,138,555
		37,684,312
Personal Products - 0.5%
CCA Industries, Inc.	3,083	13,565
Cyanotech Corp. (a)	3,808	19,878
Elizabeth Arden, Inc. (a)	63,196	2,932,926
Herbalife Ltd. (d)	271,461	12,479,062
Inter Parfums, Inc.	38,625	773,273
LifeVantage Corp. (a)(d)	179,967	457,116
Mannatech, Inc. (a)	1,576	12,198
MediFast, Inc. (a)	33,601	1,065,824
Natural Alternatives International, Inc. (a)	20,104	113,588
Nature's Sunshine Products, Inc.	23,769	364,379
Nu Skin Enterprises, Inc. Class A (d)	135,340	6,144,436
Nutraceutical International Corp. (a)	24,021	398,028
Physicians Formula Holdings, Inc.	22,295	106,570
Prestige Brands Holdings, Inc. (a)(d)	119,856	2,588,890
Reliv International, Inc.	10,690	13,897
Revlon, Inc. (a)	42,260	630,519
Schiff Nutrition International, Inc. (a)(d)	30,302	1,272,381
The Female Health Co.	51,052	367,574
United-Guardian, Inc.	5,269	94,789
USANA Health Sciences, Inc. (a)(d)	28,896	1,192,827
		31,041,720
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	300,348	988,145
Star Scientific, Inc. (a)(d)	300,350	852,994
Universal Corp. (d)	47,967	2,393,553
Vector Group Ltd. (d)	134,227	2,166,424
		6,401,116
TOTAL CONSUMER STAPLES		247,451,867
ENERGY - 6.3%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	131,252	6,037,592
Basic Energy Services, Inc. (a)(d)	97,645	1,076,048
Bolt Technology Corp.	26,764	386,740
Bristow Group, Inc.	78,957	4,113,660
C&J Energy Services, Inc. (a)(d)	60,271	1,203,612
Cal Dive International, Inc. (a)(d)	203,172	318,980
Carbo Ceramics, Inc. (d)	47,482	3,635,697
Dawson Geophysical Co. (a)	17,762	404,086
Dresser-Rand Group, Inc. (a)	178,338	9,418,030
Dril-Quip, Inc. (a)(d)	84,552	5,949,924
Energy Services of America Corp. (a)	9,053	7,242
ENGlobal Corp. (a)	44,577	20,951
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc. (a)(d)	148,979	$ 3,109,192
Forbes Energy Services Ltd. (a)	18,498	42,915
Forum Energy Technologies, Inc.	36,904	931,457
Geokinetics, Inc. (a)(d)	60,539	17,841
Geospace Technologies Corp. (a)	32,986	2,512,544
Global Geophysical Services, Inc. (a)	59,223	249,329
GreenHunter Energy, Inc.	33,031	61,768
Gulf Island Fabrication, Inc.	30,245	703,801
Gulfmark Offshore, Inc. Class A (a)	60,904	1,908,731
Helix Energy Solutions Group, Inc. (a)	233,367	4,086,256
Hercules Offshore, Inc. (a)(d)	365,450	1,885,722
Hornbeck Offshore Services, Inc. (a)	72,943	2,623,760
ION Geophysical Corp. (a)(d)	277,513	1,653,977
Key Energy Services, Inc. (a)	366,546	2,452,193
Lufkin Industries, Inc.	80,022	4,382,005
Matrix Service Co. (a)(d)	80,487	882,942
McDermott International, Inc. (a)(d)	551,092	5,802,999
Mitcham Industries, Inc. (a)(d)	24,562	355,903
Natural Gas Services Group, Inc. (a)	25,396	418,018
Newpark Resources, Inc. (a)(d)	204,934	1,598,485
Oceaneering International, Inc.	256,458	13,510,207
Oil States International, Inc. (a)	128,259	9,070,476
Parker Drilling Co. (a)	274,334	1,149,459
Patterson-UTI Energy, Inc.	349,224	6,202,218
PHI, Inc. (non-vtg.) (a)(d)	30,743	963,178
Pioneer Energy Services Corp. (a)(d)	141,612	1,023,855
RigNet, Inc. (a)(d)	21,464	412,538
RPC, Inc.	172,703	1,996,447
SEACOR Holdings, Inc. (a)	52,976	4,799,626
Superior Energy Services, Inc. (a)	378,585	7,689,061
Tesco Corp. (a)	69,891	754,823
TETRA Technologies, Inc. (a)(d)	232,603	1,628,221
TGC Industries, Inc.	33,924	272,749
Tidewater, Inc.	121,105	5,432,770
Transocean Ltd. (United States)	866,880	40,049,856
Unit Corp. (a)	116,878	5,250,160
Weatherford International Ltd. (a)	1,822,563	18,972,881
Willbros Group, Inc. (a)	108,167	544,080
		187,975,005
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (a)(d)	199,696	443,325
Adams Resources & Energy, Inc.	9,909	345,725
Alon USA Energy, Inc.	31,382	446,252
Alpha Natural Resources, Inc. (a)(d)	519,863	3,888,575
Amyris, Inc. (a)(d)	59,801	169,237
APCO Oil and Gas International, Inc.	29,554	314,750
Approach Resources, Inc. (a)(d)	79,168	1,859,656
Arch Coal, Inc.	499,362	3,355,713
Barnwell Industries, Inc. (a)	11,298	37,622
Berry Petroleum Co. Class A	117,462	3,654,243
Bill Barrett Corp. (a)(d)	109,323	1,900,034

	Shares	Value
BioFuel Energy Corp. (a)(d)	12,280	$ 55,383
Bonanza Creek Energy, Inc.	51,042	1,209,695
BPZ Energy, Inc. (a)(d)	231,220	584,987
Callon Petroleum Co. (a)(d)	73,635	345,348
Carrizo Oil & Gas, Inc. (a)(d)	79,127	1,641,885
Ceres, Inc.	5,147	21,360
Cheniere Energy, Inc. (a)	509,893	8,566,202
Cimarex Energy Co.	203,738	12,248,729
Clayton Williams Energy, Inc. (a)(d)	25,327	1,031,062
Clean Energy Fuels Corp. (a)(d)	152,501	2,022,163
Cloud Peak Energy, Inc. (a)	144,443	2,740,084
Cobalt International Energy, Inc. (a)	439,335	10,245,292
Comstock Resources, Inc. (a)(d)	102,872	1,687,101
Concho Resources, Inc. (a)(d)	248,735	19,963,471
Contango Oil & Gas Co.	35,742	1,465,065
Continental Resources, Inc. (a)	134,865	9,265,226
Crimson Exploration, Inc. (a)	84,713	232,114
Crosstex Energy, Inc.	142,544	1,831,690
Cubic Energy, Inc. (a)(d)	119,177	33,370
CVR Energy, Inc. (a)	38,340	1,753,672
Delek US Holdings, Inc.	39,846	1,046,754
DHT Holdings, Inc. (d)	11,700	43,407
Diamondback Energy, Inc.	30,640	551,520
Double Eagle Petroleum Co. (a)	27,291	116,805
Earthstone Energy, Inc. (a)	4,213	62,142
Emerald Oil, Inc. (a)	48,770	249,215
Endeavour International Corp. (a)(d)	95,560	644,074
Energen Corp.	170,000	7,570,100
EPL Oil & Gas, Inc. (a)	81,723	1,715,366
Evolution Petroleum Corp. (a)	37,375	295,263
EXCO Resources, Inc. (d)	395,728	3,070,849
FieldPoint Petroleum Corp. (a)	9,981	39,724
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	8,484
Forest Oil Corp. (a)	278,186	1,772,045
FX Energy, Inc. (a)	112,401	450,728
Gasco Energy, Inc. (a)	467,214	54,991
Gastar Exploration Ltd. (a)	112,646	111,520
Gevo, Inc. (a)(d)	47,994	76,790
GMX Resources, Inc. (a)(d)	198,138	126,115
Goodrich Petroleum Corp. (a)(d)	60,895	548,664
Green Plains Renewable Energy, Inc. (a)(d)	73,502	568,170
Gulfport Energy Corp. (a)	118,586	4,511,011
Halcon Resources Corp. (a)	193,857	1,198,036
Hallador Energy Co.	5,608	45,930
Harvest Natural Resources, Inc. (a)(d)	80,932	712,202
HollyFrontier Corp.	485,624	22,013,336
Houston American Energy Corp. (a)(d)	98,796	55,326
Hyperdynamics Corp. (a)(d)	455,532	327,983
Isramco, Inc. (a)(d)	2,413	258,191
James River Coal Co. (a)(d)	81,117	299,322
KiOR, Inc. Class A (a)(d)	28,186	181,800
Kodiak Oil & Gas Corp. (a)(d)	616,350	5,288,283
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Laredo Petroleum Holdings, Inc.	62,382	$ 1,186,506
Lucas Energy, Inc. (a)(d)	25,312	38,221
Magellan Petroleum Corp. (a)	109,622	85,505
Magnum Hunter Resources Corp. (a)(d)	378,880	1,526,886
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	485
Matador Resources Co.	75,385	670,173
McMoRan Exploration Co. (a)(d)	277,068	2,363,390
Mexco Energy Corp. (a)	2,175	11,528
Midstates Petroleum Co., Inc.	58,700	403,269
Miller Energy Resources, Inc. (a)(d)	137,671	625,026
Northern Oil & Gas, Inc. (a)(d)	167,032	2,622,402
Oasis Petroleum, Inc. (a)(d)	159,590	4,822,810
Pacific Ethanol, Inc. (a)(d)	346,705	108,796
Panhandle Royalty Co. Class A	15,804	447,569
PDC Energy, Inc. (a)(d)	70,137	2,516,516
Penn Virginia Corp.	140,473	622,295
Petroquest Energy, Inc. (a)(d)	116,987	623,541
Plains Exploration & Production Co. (a)	328,370	11,722,809
PostRock Energy Corp. (a)	17,510	23,989
PrimeEnergy Corp. (a)	1,965	54,077
Pyramid Oil Co. (a)	7,060	26,404
Quicksilver Resources, Inc. (a)(d)	274,950	871,592
Recovery Energy, Inc. (a)(d)	5,111	9,711
Renewable Energy Group, Inc.	27,547	163,078
Rentech, Inc. (a)	686,373	1,935,572
Resolute Energy Corp. (a)(d)	183,571	1,567,696
Rex American Resources Corp. (a)	16,822	316,926
Rex Energy Corp. (a)	90,060	1,184,289
Rosetta Resources, Inc. (a)	125,722	5,649,947
Royale Energy, Inc. (a)(d)	11,555	37,785
Sanchez Energy Corp. (d)	28,101	513,405
SandRidge Energy, Inc. (a)(d)	952,892	5,574,418
Saratoga Resources, Inc. (a)(d)	25,695	98,926
SemGroup Corp. Class A (a)	96,535	3,637,439
SM Energy Co.	156,214	7,762,274
Solazyme, Inc. (a)(d)	84,682	631,728
Stone Energy Corp. (a)	115,577	2,395,911
Swift Energy Co. (a)	94,688	1,465,770
Synergy Resources Corp. (a)	65,518	253,555
Syntroleum Corp. (a)(d)	166,427	76,556
Targa Resources Corp.	89,113	4,463,670
Teekay Corp.	95,965	3,091,992
Tengasco, Inc. (a)	63,216	41,596
Ultra Petroleum Corp. (a)(d)	366,925	7,356,846
Uranium Energy Corp. (a)(d)	202,850	458,441
Uranium Resources, Inc. (a)(d)	186,574	65,301
US Energy Corp. (a)	91,127	142,158
USEC, Inc. (a)(d)	388,801	190,512
VAALCO Energy, Inc. (a)(d)	124,428	1,053,905
Verenium Corp. (a)(d)	32,819	72,202

	Shares	Value
W&T Offshore, Inc. (d)	102,777	$ 1,703,015
Warren Resources, Inc. (a)	175,353	482,221
Western Refining, Inc. (d)	137,496	3,994,259
Westmoreland Coal Co. (a)(d)	24,842	243,948
Whiting Petroleum Corp. (a)	277,422	11,635,079
World Fuel Services Corp.	169,914	6,618,150
ZaZa Energy Corp. (a)(d)	66,207	126,455
Zion Oil & Gas, Inc. (a)(d)	112,487	211,476
		253,973,178
TOTAL ENERGY		441,948,183
FINANCIALS - 22.4%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	118,272	15,241,713
Arlington Asset Investment Corp.	20,855	451,302
Artio Global Investors, Inc. Class A	122,626	277,135
BGC Partners, Inc. Class A	202,728	729,821
Calamos Asset Management, Inc.Class A	47,935	469,763
CIFI Corp. (a)	13,714	93,804
Cohen & Steers, Inc. (d)	46,427	1,326,884
Cowen Group, Inc. Class A (a)	250,464	581,076
Diamond Hill Investment Group, Inc.	6,707	536,761
Duff & Phelps Corp. Class A	67,634	821,077
Eaton Vance Corp. (non-vtg.) (d)	260,368	8,300,532
Epoch Holding Corp.	41,730	914,304
Evercore Partners, Inc. Class A	51,523	1,415,337
FBR Capital Markets Corp. (a)	141,847	475,187
Financial Engines, Inc. (a)(d)	120,148	3,150,281
FirstCity Financial Corp. (a)	5,260	42,922
FXCM, Inc. Class A	49,738	497,877
GAMCO Investors, Inc. Class A	14,987	734,363
GFI Group, Inc.	188,467	525,823
Gleacher & Co., Inc. (a)	185,336	122,322
Greenhill & Co., Inc.	65,068	3,092,031
HFF, Inc. (d)	86,273	1,279,429
ICG Group, Inc. (a)	113,828	1,269,182
Institutional Financial Markets, Inc.	16,813	27,405
INTL FCStone, Inc. (a)(d)	36,432	631,367
Investment Technology Group, Inc. (a)	111,776	999,277
Janus Capital Group, Inc.	420,000	3,444,000
Jefferies Group, Inc.	355,990	6,037,590
JMP Group, Inc.	44,707	234,712
KBW, Inc.	72,402	1,248,935
Knight Capital Group, Inc. Class A (a)(d)	218,742	737,161
Ladenburg Thalmann Financial Services, Inc. (a)	282,944	345,192
LPL Financial	108,618	3,042,390
Manning & Napier, Inc.	18,699	233,924
Medallion Financial Corp.	52,498	620,526
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	526,394
Piper Jaffray Companies (a)	44,362	1,258,550
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Pzena Investment Management, Inc.	13,002	$ 72,031
Raymond James Financial, Inc.	257,502	9,720,701
Safeguard Scientifics, Inc. (a)	52,134	736,653
SEI Investments Co.	328,134	7,222,229
Stifel Financial Corp. (a)(d)	117,290	3,567,962
SWS Group, Inc. (a)	80,179	384,859
TD Ameritrade Holding Corp.	551,725	8,937,945
Teton Advisors, Inc. (a)	145	2,175
U.S. Global Investments, Inc. Class A	36,632	202,941
Virtus Investment Partners, Inc. (a)	15,774	1,811,802
Waddell & Reed Financial, Inc. Class A	213,366	6,932,261
Walter Investment Management Corp.	82,558	3,490,552
Westwood Holdings Group, Inc.	13,202	527,816
WisdomTree Investments, Inc. (a)(d)	144,563	883,280
		106,229,556
Commercial Banks - 4.4%
1st Source Corp.	36,261	766,920
1st United Bancorp, Inc. (a)	67,638	384,184
Access National Corp.	15,817	215,111
ACNB Corp.	11,654	184,483
Alliance Bankshares Corp. (a)	922	4,260
Alliance Financial Corp.	11,655	495,221
Ameriana Bancorp	2,223	16,050
American National Bankshares, Inc.	18,331	369,003
American River Bankshares (a)	3,552	24,296
Ameris Bancorp (a)(d)	51,389	585,321
AmeriServ Financial, Inc. (a)	14,728	40,649
Ames National Corp.	16,110	318,495
Arrow Financial Corp. (d)	30,885	761,933
Associated Banc-Corp.	434,355	5,581,462
Auburn National Bancorp., Inc.	2,289	50,793
BancFirst Corp.	20,263	858,138
Bancorp, Inc., Delaware (a)	76,720	894,555
BancorpSouth, Inc.	226,260	2,993,420
BancTrust Financial Group, Inc. (a)	47,107	130,015
Bank of Hawaii Corp.	99,680	4,333,090
Bank of Kentucky Financial Corp.	10,625	261,163
Bank of Marin Bancorp	13,108	469,529
Bank of the Ozarks, Inc.	76,156	2,420,238
BankUnited, Inc.	92,889	2,182,892
Banner Bank	37,919	1,139,466
Bar Harbor Bankshares	9,461	323,377
BBCN Bancorp, Inc.	168,307	1,915,334
BCB Bancorp, Inc.	9,297	84,045
Berkshire Bancorp, Inc.	4,024	32,635
BNC Bancorp (d)	46,568	394,431
BOK Financial Corp.	75,755	4,169,555
Boston Private Financial Holdings, Inc.	181,158	1,672,088
Bridge Bancorp, Inc.	17,303	346,925
Bridge Capital Holdings (a)	18,425	282,824
Bryn Mawr Bank Corp.	22,784	490,540

	Shares	Value
BSB Bancorp, Inc. (a)	19,579	$ 234,556
C & F Financial Corp.	4,436	151,001
Camden National Corp.	16,328	566,418
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A	31,265	539,634
Capital City Bank Group, Inc. (a)	33,531	363,476
CapitalSource, Inc.	508,295	4,091,775
Cardinal Financial Corp.	65,740	986,100
Cascade Bancorp (a)(d)	30,976	158,597
Cathay General Bancorp	170,364	3,049,516
Center Bancorp, Inc.	24,871	281,540
Centerstate Banks of Florida, Inc.	66,005	518,799
Central Pacific Financial Corp. (a)	43,050	635,849
Century Bancorp, Inc. Class A (non-vtg.)	7,814	237,233
Chemical Financial Corp.	58,852	1,281,208
CIT Group, Inc. (a)	479,689	17,772,477
Citizens & Northern Corp.	30,086	541,548
Citizens Holding Co.	2,280	43,092
Citizens Republic Bancorp, Inc. (a)	90,058	1,690,389
City Holding Co. (d)	34,461	1,157,890
City National Corp.	114,871	5,593,069
CNB Financial Corp., Pennsylvania	24,450	387,533
CoBiz, Inc.	133,405	936,503
Colony Bankcorp, Inc. (a)	4,518	17,214
Columbia Banking Systems, Inc. (d)	87,978	1,518,500
Commerce Bancshares, Inc.	225,326	8,062,164
Community Bank System, Inc.	114,684	3,082,706
Community Partners Bancorp	1,393	7,592
Community Trust Bancorp, Inc.	35,364	1,157,817
Crescent Financial Bancshares, Inc. (a)(d)	5,656	28,450
CU Bancorp (a)	16,798	202,416
Cullen/Frost Bankers, Inc.	143,609	7,842,487
CVB Financial Corp.	241,074	2,449,312
Eagle Bancorp, Inc., Maryland (a)(d)	47,604	927,326
East West Bancorp, Inc.	331,768	7,016,893
Eastern Virginia Bankshares, Inc. (a)	3,012	15,723
Enterprise Bancorp, Inc.	14,913	249,196
Enterprise Financial Services Corp.	42,722	564,785
Farmers Capital Bank Corp. (a)	6,220	71,530
Farmers National Banc Corp.	41,229	252,321
Fidelity Southern Corp.	14,972	134,598
Financial Institutions, Inc.	28,782	535,633
First Bancorp, North Carolina	37,879	421,972
First Bancorp, Puerto Rico (a)(d)	186,883	756,876
First Busey Corp.	193,866	889,845
First California Financial Group, Inc. (a)	58,547	464,863
First Citizen Bancshares, Inc.	16,304	2,690,160
First Commonwealth Financial Corp.	220,589	1,413,975
First Community Bancshares, Inc.	36,337	559,590
First Connecticut Bancorp, Inc.	29,557	402,862
First Financial Bancorp, Ohio	133,644	1,941,847
First Financial Bankshares, Inc.	91,048	3,542,678
First Financial Corp., Indiana	28,823	864,690
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Service Corp. (a)	745	$ 1,386
First Interstate Bancsystem, Inc.	45,208	690,778
First M&F Corp.	2,350	16,897
First Merchants Corp.	61,527	835,537
First Midwest Bancorp, Inc., Delaware	155,623	1,945,288
First Niagara Financial Group, Inc.	817,795	6,166,174
First of Long Island Corp.	17,771	506,296
First Republic Bank	180,988	6,121,014
First Security Group, Inc. (a)	1,070	2,761
First South Bancorp, Inc., Virginia (a)	39,689	206,383
First United Corp. (a)	14,602	114,918
Firstbank Corp., Michigan	8,342	91,428
FirstMerit Corp.	257,415	3,624,403
FNB Corp., Pennsylvania	313,897	3,390,088
FNB United Corp. (a)(d)	21,639	245,170
Fulton Financial Corp.	484,499	4,714,175
German American Bancorp, Inc.	31,184	673,574
Glacier Bancorp, Inc.	159,143	2,312,348
Great Southern Bancorp, Inc.	21,585	543,942
Guaranty Bancorp (a)	135,393	250,477
Hampton Roads Bankshares, Inc. (a)(d)	275,254	324,800
Hancock Holding Co.	188,216	5,913,747
Hanmi Financial Corp. (a)	58,058	725,144
Hawthorn Bancshares, Inc.	6,721	52,088
Heartland Financial USA, Inc.	33,115	866,620
Heritage Commerce Corp. (a)	57,846	393,931
Heritage Financial Corp., Washington	35,332	492,175
Heritage Oaks Bancorp (a)	40,793	219,874
Home Bancshares, Inc.	63,686	2,111,828
HomeTrust Bancshares, Inc.	50,414	647,316
Horizon Bancorp Industries	16,035	305,467
Hudson Valley Holding Corp.	41,056	646,221
IBERIABANK Corp.	73,254	3,571,133
Independent Bank Corp. (a)	22,677	87,306
Independent Bank Corp., Massachusetts (d)	47,665	1,367,986
International Bancshares Corp.	133,849	2,422,667
Intervest Bancshares Corp. Class A (a)	36,027	140,145
Investors Bancorp, Inc.	127,475	2,182,372
Lakeland Bancorp, Inc.	63,849	609,758
Lakeland Financial Corp.	34,881	862,956
Macatawa Bank Corp. (a)(d)	64,065	190,914
MainSource Financial Group, Inc.	47,324	570,727
MB Financial, Inc.	127,789	2,484,218
MBT Financial Corp. (a)	11,242	30,578
Mercantile Bank Corp.	19,339	280,029
Merchants Bancshares, Inc.	14,012	389,113
Metro Bancorp, Inc. (a)	42,825	549,017
Metrocorp Bancshares, Inc. (a)	35,019	340,385
Middleburg Financial Corp.	14,592	245,729

	Shares	Value
Midsouth Bancorp, Inc.	24,320	$ 350,208
MidWestOne Financial Group, Inc.	16,620	341,707
National Bank Holdings Corp.	17,712	324,484
National Bankshares, Inc.	16,169	504,796
National Penn Bancshares, Inc.	283,008	2,680,086
NBT Bancorp, Inc.	110,024	2,175,174
NewBridge Bancorp (a)	34,468	158,208
North Valley Bancorp (a)	6,149	87,931
Northeast Bancorp	15,002	137,868
Northrim Bancorp, Inc.	12,118	269,141
Norwood Financial Corp.	2,777	81,949
OBA Financial Services, Inc. (a)	5,103	91,497
Ohio Valley Banc Corp.	7,485	139,146
Old National Bancorp, Indiana	226,037	2,653,674
Old Second Bancorp, Inc. (a)(d)	34,774	41,033
OmniAmerican Bancorp, Inc. (a)	21,285	484,021
Oriental Financial Group, Inc.	108,756	1,309,422
Orrstown Financial Services, Inc. (a)	18,291	155,474
Pacific Capital Bancorp NA (a)	14,535	668,319
Pacific Continental Corp.	43,214	391,951
Pacific Mercantile Bancorp (a)	19,877	122,442
Pacific Premier Bancorp, Inc. (a)	1,830	19,105
PacWest Bancorp	69,253	1,725,092
Park National Corp. (d)	38,738	2,443,980
Park Sterling Corp. (a)	124,780	655,095
Patriot National Bancorp, Inc. (a)	14,022	16,125
Peapack-Gladstone Financial Corp.	17,211	238,200
Penns Woods Bancorp, Inc.	10,096	389,201
Peoples Bancorp of North Carolina	1,842	18,199
Peoples Bancorp, Inc.	20,106	406,141
Peoples Financial Corp., Mississippi	7,232	66,317
Pinnacle Financial Partners, Inc. (a)(d)	92,448	1,759,285
Popular, Inc. (a)	263,052	5,200,538
Porter Bancorp, Inc. (a)	3,733	3,546
Preferred Bank, Los Angeles (a)	20,724	280,810
Premier Financial Bancorp, Inc.	6,092	62,199
PremierWest Bancorp (a)(d)	17,140	27,081
PrivateBancorp, Inc.	149,658	2,452,895
Prosperity Bancshares, Inc.	104,563	4,300,676
QCR Holdings, Inc.	6,005	83,890
Renasant Corp.	59,271	1,091,772
Republic Bancorp, Inc., Kentucky Class A (d)	25,708	526,243
Republic First Bancorp, Inc. (a)	44,636	93,289
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	8,045
Rurban Financial Corp. (a)	532	3,634
S&T Bancorp, Inc.	77,320	1,312,120
S.Y. Bancorp, Inc.	30,337	671,358
Sandy Spring Bancorp, Inc.	57,184	1,077,347
Savannah Bancorp, Inc. (a)	3,956	38,255
SCBT Financial Corp.	39,694	1,538,143
Seacoast Banking Corp., Florida (a)(d)	235,806	367,857
Shore Bancshares, Inc.	20,686	111,291
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sierra Bancorp	31,765	$ 333,850
Signature Bank (a)(d)	113,303	7,949,338
Simmons First National Corp. Class A	36,954	879,875
Southern National Bancorp of Virginia, Inc.	12,282	98,256
Southside Bancshares, Inc. (d)	40,257	842,579
Southwest Bancorp, Inc., Oklahoma (a)	44,454	484,549
State Bank Financial Corp.	77,039	1,212,594
StellarOne Corp.	55,996	722,348
Sterling Bancorp, New York	62,200	578,460
Sterling Financial Corp.	93,198	1,917,083
Suffolk Bancorp (a)	25,339	315,977
Summit Financial Group, Inc. (a)	1,800	8,874
Sun Bancorp, Inc., New Jersey (a)	136,043	444,861
Susquehanna Bancshares, Inc.	475,630	4,889,476
SVB Financial Group (a)	102,417	5,655,467
Synovus Financial Corp.	1,961,478	4,648,703
Taylor Capital Group, Inc. (a)	36,427	641,115
TCF Financial Corp.	381,910	4,537,091
Texas Capital Bancshares, Inc. (a)(d)	96,640	4,352,666
The First Bancorp, Inc.	21,478	321,096
Tompkins Financial Corp.	33,792	1,317,550
TowneBank (d)	71,193	1,075,726
Trico Bancshares	35,094	557,293
Trustmark Corp.	129,624	2,880,245
UMB Financial Corp.	90,172	3,821,489
Umpqua Holdings Corp.	254,223	2,964,240
Union Bankshares, Inc.	388	7,679
Union/First Market Bankshares Corp.	55,751	852,433
United Bancorp, Inc.	370	2,398
United Bankshares, Inc., West Virginia (d)	132,968	3,284,310
United Community Banks, Inc., Georgia (a)(d)	127,900	1,110,172
United Security Bancshares, Inc. (a)	8,545	42,469
United Security Bancshares, California (d)	7,414	20,018
Univest Corp. of Pennsylvania	38,304	644,273
Valley National Bancorp (d)	489,100	4,666,014
Virginia Commerce Bancorp, Inc. (a)	67,965	589,257
Washington Banking Co., Oak Harbor	41,106	550,820
Washington Trust Bancorp, Inc.	35,763	901,943
Webster Financial Corp.	204,436	4,256,358
Wellesley Bancorp, Inc.	2,803	43,334
WesBanco, Inc. (d)	67,476	1,424,418
West Bancorp., Inc.	28,408	286,921
West Coast Bancorp	46,944	1,023,849
Westamerica Bancorp. (d)	70,836	3,014,780
Western Alliance Bancorp. (a)(d)	209,617	2,129,709
Wilshire Bancorp, Inc. (a)	144,206	834,953
Wintrust Financial Corp. (d)	81,235	2,988,636

	Shares	Value
Xenith Bankshares, Inc. (a)	17,541	$ 75,953
Yadkin Valley Financial Corp. (a)	16,970	51,080
		308,382,784
Consumer Finance - 0.3%
Cash America International, Inc.	66,900	2,491,356
CompuCredit Holdings Corp. (a)(d)	33,601	122,980
Consumer Portfolio Services, Inc. (a)	14,288	67,154
Credit Acceptance Corp. (a)(d)	21,614	1,994,108
DFC Global Corp. (a)	92,459	1,613,410
EZCORP, Inc. (non-vtg.) Class A (a)	106,020	2,037,704
First Cash Financial Services, Inc. (a)(d)	76,532	3,697,261
First Marblehead Corp. (a)(d)	159,362	106,773
Green Dot Corp. Class A (a)(d)	42,106	523,378
Imperial Holdings, Inc. (a)(d)	53,799	217,886
Nelnet, Inc. Class A	61,253	1,751,223
Netspend Holdings, Inc. (a)(d)	69,646	811,376
QC Holdings, Inc.	15,915	51,087
Regional Management Corp.	1,398	24,465
White River Capital, Inc.	7,973	168,230
World Acceptance Corp. (a)(d)	40,711	2,972,310
		18,650,701
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	23,762
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	232,203	6,961,446
Gain Capital Holdings, Inc.	22,236	98,505
Interactive Brokers Group, Inc.	86,390	1,320,903
Life Partners Holdings, Inc. (d)	51,198	121,339
MarketAxess Holdings, Inc.	88,741	2,738,547
Marlin Business Services Corp.	19,144	331,191
MicroFinancial, Inc.	17,898	130,118
MSCI, Inc. Class A (a)	283,540	8,222,660
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	879,484
PHH Corp. (a)(d)	130,533	2,859,978
PICO Holdings, Inc. (a)(d)	53,727	972,459
Resource America, Inc. Class A	23,799	163,499
Vector Capital Corp. rights (a)	49,572	1
		24,823,892
Insurance - 4.4%
Alleghany Corp.	39,718	13,941,018
Allied World Assurance Co. HoldingsLtd.	89,522	7,266,501
American Equity Investment Life Holding Co.	119,336	1,375,944
American Financial Group, Inc.	210,353	8,340,496
American National Insurance Co.	30,161	2,080,807
American Safety Insurance Group Ltd. (a)(d)	25,797	434,937
Amerisafe, Inc. (a)(d)	44,533	1,152,514
Amtrust Financial Services, Inc.	73,829	2,127,752
Arch Capital Group Ltd. (a)(d)	319,143	14,393,349
Argo Group International Holdings, Ltd.	71,874	2,385,498
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arthur J. Gallagher & Co.	265,421	$ 9,693,175
Aspen Insurance Holdings Ltd.	157,581	4,932,285
Assured Guaranty Ltd.	472,733	6,594,625
Axis Capital Holdings Ltd.	311,323	11,198,288
Baldwin & Lyons, Inc. Class B	20,123	462,427
Brown & Brown, Inc.	285,914	7,673,932
Citizens, Inc. Class A (a)(d)	78,016	784,841
CNA Financial Corp.	99,168	2,799,513
CNO Financial Group, Inc.	536,480	4,881,968
Crawford & Co. Class B	69,141	433,514
Donegal Group, Inc. Class A	26,385	364,905
Eastern Insurance Holdings, Inc.	16,085	270,871
eHealth, Inc. (a)	59,193	1,527,179
EMC Insurance Group	12,011	263,521
Employers Holdings, Inc.	110,478	2,109,025
Endurance Specialty Holdings Ltd.	106,872	4,296,254
Enstar Group Ltd. (a)(d)	23,037	2,359,219
Erie Indemnity Co. Class A	66,247	4,722,086
Everest Re Group Ltd.	116,890	12,679,058
FBL Financial Group, Inc. Class A (d)	35,194	1,169,849
Federated National Holding Co.	8,797	49,175
Fidelity National Financial, Inc. Class A	499,572	12,094,638
First Acceptance Corp. (a)	24,679	30,108
First American Financial Corp.	244,400	5,816,720
Fortegra Financial Corp. (a)	15,197	133,126
Global Indemnity PLC (a)	37,631	828,258
Greenlight Capital Re, Ltd. (a)	63,768	1,474,954
Hallmark Financial Services, Inc. (a)	27,548	224,792
Hanover Insurance Group, Inc.	117,027	4,277,337
HCC Insurance Holdings, Inc.	266,229	9,818,526
Hilltop Holdings, Inc. (a)(d)	103,357	1,476,972
Homeowners Choice, Inc.	18,952	394,391
Horace Mann Educators Corp.	81,387	1,556,119
Independence Holding Co.	12,745	108,333
Infinity Property & Casualty Corp.	29,456	1,611,832
Investors Title Co.	2,693	161,742
Kansas City Life Insurance Co. (d)	10,866	416,494
Kemper Corp.	121,221	3,589,354
Maiden Holdings Ltd.	143,671	1,290,166
Markel Corp. (a)	23,551	11,280,929
MBIA, Inc. (a)(d)	366,136	3,273,256
Meadowbrook Insurance Group, Inc.	121,669	676,480
Mercury General Corp.	76,004	3,163,286
Montpelier Re Holdings Ltd.	171,990	3,764,861
National Financial Partners Corp. (a)(d)	130,377	2,165,562
National Interstate Corp.	20,002	525,053
National Western Life Insurance Co. Class A	7,450	1,124,801
Navigators Group, Inc. (a)(d)	29,134	1,526,913
Old Republic International Corp.	586,439	6,151,745
OneBeacon Insurance Group Ltd.	54,474	734,310

	Shares	Value
PartnerRe Ltd.	152,398	$ 12,630,746
Phoenix Companies, Inc. (a)(d)	12,675	306,482
Platinum Underwriters Holdings Ltd.	76,798	3,419,047
Presidential Life Corp.	49,531	693,929
Primerica, Inc.	115,806	3,315,526
ProAssurance Corp.	67,380	6,110,018
Protective Life Corp.	178,332	4,841,714
Reinsurance Group of America, Inc.	170,726	8,741,171
RenaissanceRe Holdings Ltd.	115,845	9,587,332
RLI Corp.	47,991	3,092,540
Safety Insurance Group, Inc.	33,267	1,493,356
SeaBright Insurance Holdings, Inc.	51,078	564,412
Selective Insurance Group, Inc.	113,942	2,128,437
StanCorp Financial Group, Inc.	111,235	3,783,102
State Auto Financial Corp.	33,712	489,498
Stewart Information Services Corp.	39,262	1,071,853
Symetra Financial Corp.	233,995	2,861,759
Tower Group, Inc.	79,758	1,347,910
United Fire Group, Inc.	51,439	1,066,330
Universal Insurance Holdings, Inc.	99,404	456,264
Validus Holdings Ltd.	221,844	7,866,588
W.R. Berkley Corp.	270,121	10,737,310
White Mountains Insurance Group Ltd.	14,430	7,435,202
		306,496,110
Real Estate Investment Trusts - 9.8%
Acadia Realty Trust (SBI)	117,722	2,921,860
AG Mortgage Investment Trust, Inc.	51,725	1,273,987
Agree Realty Corp.	29,784	780,936
Alexanders, Inc.	7,463	3,306,109
Alexandria Real Estate Equities, Inc.	147,988	10,051,345
American Assets Trust, Inc.	97,861	2,664,755
American Campus Communities, Inc.	246,929	10,815,490
American Capital Agency Corp.	817,216	25,783,165
American Capital Mortgage Investment Corp. (d)	79,603	2,033,061
American Realty Capital Properties, Inc. (d)	9,900	128,700
American Realty Capital Trust, Inc.	370,581	4,320,974
Annaly Capital Management, Inc.	2,333,415	34,347,869
Anworth Mortgage Asset Corp.	314,350	1,854,665
Apollo Commercial Real Estate Finance, Inc.	60,802	1,014,785
Apollo Residential Mortgage, Inc.	59,295	1,286,109
Arbor Realty Trust, Inc.	95,842	508,921
Ares Commercial Real Estate Corp.	16,980	279,321
Armour Residential REIT, Inc.	741,828	5,192,796
Ashford Hospitality Trust, Inc.	181,667	1,644,086
Associated Estates Realty Corp.	110,604	1,673,439
BioMed Realty Trust, Inc.	366,169	7,056,077
Brandywine Realty Trust (SBI)	355,301	4,238,741
BRE Properties, Inc.	180,553	8,783,903
BRT Realty Trust (a)	8,802	55,453
Camden Property Trust (SBI)	196,070	12,881,799
Campus Crest Communities, Inc.	87,414	1,000,016
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Capital Trust, Inc. Class A (a)	85,860	$ 307,379
CapLease, Inc.	166,403	778,766
Capstead Mortgage Corp.	222,517	2,701,356
CBL & Associates Properties, Inc.	378,745	8,525,550
Cedar Shopping Centers, Inc.	141,571	767,315
Chatham Lodging Trust	37,534	529,980
Chesapeake Lodging Trust	92,570	1,746,796
Chimera Investment Corp.	2,491,833	6,827,622
Colonial Properties Trust (SBI)	223,039	4,549,996
Colony Financial, Inc.	87,334	1,748,427
CommonWealth REIT	198,107	2,997,359
Coresite Realty Corp.	71,084	1,819,750
Corporate Office Properties Trust (SBI)	189,967	4,688,386
Cousins Properties, Inc.	217,353	1,784,468
Crexus Investment Corp.	178,454	2,228,890
CubeSmart	282,224	3,894,691
Cys Investments, Inc. (d)	419,541	5,365,929
DCT Industrial Trust, Inc.	636,987	3,981,169
DDR Corp. (d)	548,129	8,391,855
DiamondRock Hospitality Co.	471,440	4,120,386
Digital Realty Trust, Inc.	293,078	18,915,254
Douglas Emmett, Inc.	318,572	7,234,770
Duke Realty LP	625,933	8,450,096
DuPont Fabros Technology, Inc.	150,890	3,484,050
EastGroup Properties, Inc.	64,018	3,346,861
Education Realty Trust, Inc.	281,264	2,899,832
EPR Properties	107,821	4,889,682
Equity Lifestyle Properties, Inc.	97,326	6,388,479
Equity One, Inc.	140,100	2,895,867
Essex Property Trust, Inc.	83,451	11,724,031
Excel Trust, Inc.	104,584	1,244,550
Extra Space Storage, Inc.	246,174	8,653,016
Federal Realty Investment Trust (SBI)	151,446	15,756,442
FelCor Lodging Trust, Inc. (a)	320,776	1,347,259
First Industrial Realty Trust, Inc. (a)	209,030	2,759,196
First Potomac Realty Trust	155,718	1,826,572
Franklin Street Properties Corp.	183,467	2,119,044
General Growth Properties, Inc.	1,086,875	21,052,769
Getty Realty Corp. (d)	107,657	1,812,944
Gladstone Commercial Corp.	28,855	505,828
Glimcher Realty Trust	324,695	3,480,730
Government Properties Income Trust (d)	103,389	2,383,116
Gramercy Capital Corp. (a)	137,117	400,382
Gyrodyne Co. of America, Inc.	2,317	262,980
Hatteras Financial Corp.	234,157	6,242,626
Healthcare Realty Trust, Inc.	205,127	4,892,279
Healthcare Trust of America, Inc. (d)	121,079	1,304,021
Hersha Hospitality Trust	462,079	2,167,151
Highwoods Properties, Inc. (SBI)	165,307	5,329,498
Home Properties, Inc.	113,974	6,711,929
Hospitality Properties Trust (SBI)	289,963	6,582,160

	Shares	Value
Hudson Pacific Properties, Inc.	63,782	$ 1,235,457
Inland Real Estate Corp.	192,865	1,537,134
Invesco Mortgage Capital, Inc.	297,124	6,290,115
Investors Real Estate Trust	219,188	1,860,906
iStar Financial, Inc. (a)(d)	266,363	2,037,677
JAVELIN Mortgage Investment Corp.	18,180	335,966
Kilroy Realty Corp.	170,668	7,697,127
Kite Realty Group Trust	168,073	897,510
LaSalle Hotel Properties (SBI)	211,826	5,107,125
Lexington Corporate Properties Trust	372,493	3,572,208
Liberty Property Trust (SBI)	275,612	9,599,566
LTC Properties, Inc.	71,546	2,340,985
Mack-Cali Realty Corp.	205,743	5,201,183
Medical Properties Trust, Inc.	310,763	3,626,604
MFA Financial, Inc.	876,893	7,374,670
MHI Hospitality Corp.	1,708	5,551
Mid-America Apartment Communities,Inc.	95,563	5,955,486
Mission West Properties, Inc.	54,735	500,278
Monmouth Real Estate Investment Corp. Class A (d)	84,414	886,347
MPG Office Trust, Inc. (a)(d)	193,026	548,194
National Health Investors, Inc.	66,785	3,706,568
National Retail Properties, Inc. (d)	269,513	8,279,439
New York Mortgage Trust, Inc.	113,947	764,584
NorthStar Realty Finance Corp.	308,309	2,074,920
Omega Healthcare Investors, Inc. (d)	261,104	5,984,504
One Liberty Properties, Inc.	35,770	697,873
Parkway Properties, Inc.	64,103	861,544
Pebblebrook Hotel Trust	145,936	3,042,766
Pennsylvania Real Estate Investment Trust (SBI)	141,880	2,363,721
PennyMac Mortgage Investment Trust	135,353	3,336,451
Piedmont Office Realty Trust, Inc. Class A	422,715	7,460,920
PMC Commercial Trust	13,962	97,455
Post Properties, Inc.	130,581	6,415,445
Potlatch Corp.	107,179	4,174,622
Power (REIT)	1,227	9,755
PS Business Parks, Inc.	47,862	3,086,620
RAIT Financial Trust (d)	147,972	821,245
Ramco-Gershenson Properties Trust (SBI)	113,094	1,513,198
Rayonier, Inc.	281,447	14,027,318
Realty Income Corp. (d)	311,358	12,666,043
Redwood Trust, Inc.	189,137	3,162,371
Regency Centers Corp.	209,193	9,800,692
Resource Capital Corp.	235,301	1,392,982
Retail Opportunity Investments Corp. (d)	130,748	1,659,192
Retail Properties America, Inc.	85,922	1,055,122
RLJ Lodging Trust	260,507	4,842,825
Rouse Properties, Inc. (d)	62,419	936,285
Sabra Health Care REIT, Inc.	104,213	2,261,422
Saul Centers, Inc.	26,912	1,146,451
Select Income (REIT)	24,864	621,351
Senior Housing Properties Trust (SBI) (d)	398,919	8,915,840
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	214,579	$ 16,174,965
Sovran Self Storage, Inc.	73,113	4,517,652
Spirit Realty Capital, Inc.	70,249	1,140,141
Stag Industrial, Inc.	87,094	1,641,722
Starwood Property Trust, Inc.	319,046	7,293,392
Strategic Hotel & Resorts, Inc. (a)	439,202	2,736,228
Summit Hotel Properties, Inc.	104,258	915,385
Sun Communities, Inc. (d)	67,921	2,621,751
Sunstone Hotel Investors, Inc. (a)(d)	332,828	3,434,785
Supertel Hospitality, Inc., Maryland (a)	13,197	13,461
Tanger Factory Outlet Centers, Inc.	216,851	7,130,061
Taubman Centers, Inc.	145,068	11,238,418
Terreno Realty Corp.	33,203	496,385
The Macerich Co.	313,121	17,691,337
Two Harbors Investment Corp.	709,754	8,034,415
UDR, Inc.	593,422	13,654,640
UMH Properties, Inc.	32,347	327,675
Universal Health Realty Income Trust (SBI)	33,579	1,636,640
Urstadt Biddle Properties, Inc. Class A	52,421	984,991
Washington (REIT) (SBI)	151,883	3,936,807
Weingarten Realty Investors (SBI)	269,475	7,324,331
Western Asset Mortgage Capital Corp.	48,732	1,005,341
Whitestone REIT Class B	28,528	400,818
Winthrop Realty Trust	62,985	706,062
WP Carey, Inc.	139,901	6,787,997
		686,352,859
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	99,155	2,960,768
American Realty Investments, Inc. (a)	1,965	5,738
AV Homes, Inc. (a)	29,637	392,098
Consolidated-Tomoka Land Co.	11,958	378,112
Forest City Enterprises, Inc. Class A (a)	329,771	4,963,054
Forestar Group, Inc. (a)(d)	81,723	1,207,866
Howard Hughes Corp. (a)	67,336	4,961,316
InterGroup Corp. (a)	336	6,653
Jones Lang LaSalle, Inc.	100,667	8,255,701
Kennedy-Wilson Holdings, Inc.	102,037	1,336,685
Maui Land & Pineapple, Inc. (a)	17,943	66,569
Preferred Apartment Communities, Inc. Class A	6,866	53,623
Realogy Holdings Corp.	104,223	3,930,249
Stratus Properties, Inc. (a)	7,091	67,932
Tejon Ranch Co. (a)	36,577	1,020,498
The St. Joe Co. (a)(d)	217,187	4,643,458
Thomas Properties Group, Inc.	93,474	509,433
Transcontinental Realty Investors, Inc. (a)	1,497	5,419
Zillow, Inc. (a)(d)	32,062	882,346
ZipRealty, Inc. (a)	28,991	89,292
		35,736,810

	Shares	Value
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	205,339	$ 1,915,813
Bank Mutual Corp.	123,703	513,367
BankFinancial Corp.	56,765	401,896
BBX Capital Corp. (a)(d)	42,087	304,289
Beneficial Mutual Bancorp, Inc. (a)	107,032	1,002,890
Berkshire Hills Bancorp, Inc.	59,104	1,362,938
BofI Holding, Inc. (a)	27,494	732,990
Brookline Bancorp, Inc., Delaware	180,966	1,530,972
Camco Financial Corp. (a)	7,852	17,039
Cape Bancorp, Inc.	25,193	216,660
Capitol Federal Financial, Inc.	435,831	5,182,031
CFS Bancorp, Inc.	12,402	75,156
Charter Financial Corp., Georgia	2,588	25,207
Cheviot Financial Corp.	44	409
Chicopee Bancorp, Inc. (a)	13,096	183,999
Clifton Savings Bancorp, Inc.	25,210	269,999
Dime Community Bancshares, Inc.	89,159	1,243,768
Doral Financial Corp. (a)	295,629	201,028
Elmira Savings Bank	161	3,384
ESB Financial Corp.	31,148	393,399
ESSA Bancorp, Inc.	32,482	324,495
EverBank Financial Corp.	47,213	697,808
Farmer Mac Class C (non-vtg.)	21,618	728,094
First Clover Leaf Financial Corp.	10,566	68,679
First Defiance Financial Corp.	23,633	401,997
First Federal Bancshares of Arkansas, Inc. (a)(d)	4,711	41,457
First Financial Holdings, Inc.	36,582	493,491
First Financial Northwest, Inc. (a)	34,706	262,030
First PacTrust Bancorp, Inc.	20,005	236,059
Flagstar Bancorp, Inc. (a)	50,000	913,000
Flushing Financial Corp.	72,793	1,088,983
Fox Chase Bancorp, Inc.	32,985	515,885
Franklin Financial Corp./VA	27,950	467,045
Hampden Bancorp, Inc.	5,136	69,079
Heritage Financial Group, Inc.	7,732	101,598
HF Financial Corp.	632	8,368
HMN Financial, Inc. (a)	2,852	8,413
Home Bancorp, Inc. (a)	15,826	289,141
Home Federal Bancorp, Inc.	37,371	435,372
HomeStreet, Inc. (d)	20,317	500,001
HopFed Bancorp, Inc.	11,426	97,807
IF Bancorp, Inc. (a)	11,597	159,459
Impac Mortgage Holdings, Inc. (a)(d)	20,302	299,455
Kearny Financial Corp.	52,612	482,978
Madison County Financial, Inc. (a)	11,541	168,383
Meridian Interstate Bancorp, Inc. (a)	24,640	405,328
Meta Financial Group, Inc. (d)	9,879	233,540
MGIC Investment Corp. (a)(d)	448,051	784,089
MutualFirst Financial, Inc.	7,773	90,322
NASB Financial, Inc. (a)	3,724	80,699
Nationstar Mortgage Holdings, Inc. (d)	39,751	1,217,176
New Hampshire Thrift Bancshare	2,906	36,412
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc. (d)	1,004,917	$ 13,073,970
Northfield Bancorp, Inc. (d)	57,063	871,352
Northwest Bancshares, Inc.	211,159	2,519,127
Ocean Shore Holding Co.	5,120	68,506
OceanFirst Financial Corp.	36,227	496,672
Ocwen Financial Corp. (a)	278,695	9,994,003
Oneida Financial Corp.	2,810	30,910
Oritani Financial Corp.	106,486	1,554,696
Peoples Federal Bancshares, Inc.	9,219	160,779
Poage Bankshares, Inc.	6,654	81,911
Provident Financial Holdings, Inc.	21,034	335,492
Provident Financial Services, Inc.	125,938	1,824,842
Provident New York Bancorp	105,447	955,350
Pulaski Financial Corp. (d)	11,679	103,242
PVF Capital Corp. (a)	17,344	39,544
Radian Group, Inc. (d)	311,139	1,362,789
Riverview Bancorp, Inc. (a)	20,156	38,498
Rockville Financial, Inc.	39,950	518,551
Roma Financial Corp.	25,270	213,784
Security National Financial Corp.Class A	1,488	10,386
SI Financial Group, Inc.	9,136	100,861
Simplicity Bancorp, Inc.	22,747	321,415
Southern Missouri Bancorp, Inc.	376	9,171
Teche Holding Co.	462	18,018
Territorial Bancorp, Inc.	28,348	644,917
TFS Financial Corp. (a)(d)	268,274	2,205,212
Timberland Bancorp, Inc. (a)	12,774	79,582
Tree.com, Inc. (a)	19,805	335,893
Trustco Bank Corp., New York	220,181	1,160,354
United Community Financial Corp., Ohio (a)	32,608	95,541
United Financial Bancorp, Inc.	49,450	768,948
ViewPoint Financial Group	77,352	1,581,848
Walker & Dunlop, Inc. (a)	33,657	553,658
Washington Federal, Inc.	287,542	4,620,800
Waterstone Financial, Inc. (a)	7,726	42,879
Westfield Financial, Inc.	94,628	659,557
WSFS Financial Corp.	23,324	1,012,262
		75,749,197
TOTAL FINANCIALS		1,562,421,909
HEALTH CARE - 10.6%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	102,049	131,643
Acadia Pharmaceuticals, Inc. (a)(d)	129,491	673,353
Achillion Pharmaceuticals, Inc. (a)(d)	141,920	1,105,557
Acorda Therapeutics, Inc. (a)	110,294	2,777,203
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	69,119

	Shares	Value
Aegerion Pharmaceuticals, Inc. (a)	36,336	$ 795,758
Affymax, Inc. (a)	88,544	2,164,015
Agenus, Inc. (a)	39,248	169,944
Alkermes PLC (a)(d)	292,223	5,642,826
Allos Therapeutics, Inc. rights	344,107	3
Alnylam Pharmaceuticals, Inc. (a)	97,437	1,653,506
AMAG Pharmaceuticals, Inc. (a)	57,756	868,073
Amicus Therapeutics, Inc. (a)(d)	81,548	466,455
Anacor Pharmaceuticals, Inc. (a)	42,589	225,722
Anthera Pharmaceuticals, Inc. (a)(d)	123,150	78,816
ARCA biopharma, Inc. (a)(d)	20,234	5,322
Arena Pharmaceuticals, Inc. (a)(d)	524,450	4,646,627
ARIAD Pharmaceuticals, Inc. (a)(d)	390,457	8,730,619
ArQule, Inc. (a)	132,859	353,405
Array Biopharma, Inc. (a)(d)	280,498	1,102,357
Arrowhead Research Corp. (a)(d)	16,316	36,058
AspenBio Pharma, Inc. (a)(d)	1,992	4,104
Astex Pharmaceuticals, Inc. (a)(d)	207,009	575,485
Athersys, Inc. (a)(d)	108,924	115,459
AVEO Pharmaceuticals, Inc. (a)(d)	96,533	627,465
BioCryst Pharmaceuticals, Inc. (a)	81,419	140,041
BioMarin Pharmaceutical, Inc. (a)(d)	294,823	14,328,398
BioMimetic Therapeutics, Inc. (a)	45,475	346,065
Biospecifics Technologies Corp. (a)	11,833	157,734
Biota Pharmaceuticals, Inc.	20,991	92,360
BioTime, Inc. (a)(d)	68,237	244,971
Cardium Therapeutics, Inc. (a)(d)	106,276	23,062
Catalyst Pharmaceutical Partners, Inc. (a)(d)	69,095	34,554
Cel-Sci Corp. (a)(d)	503,397	171,205
Cell Therapeutics, Inc. (a)(d)	128,529	177,370
Celldex Therapeutics, Inc. (a)(d)	144,080	855,835
Celsion Corp. (a)(d)	80,797	605,978
Cepheid, Inc. (a)(d)	156,648	5,078,528
Chelsea Therapeutics International Ltd. (a)(d)	149,074	278,768
ChemoCentryx, Inc. (d)	8,614	102,076
Cleveland Biolabs, Inc. (a)(d)	93,847	129,509
Clovis Oncology, Inc. (d)	38,859	597,651
Codexis, Inc. (a)(d)	66,590	142,503
Coronado Biosciences, Inc. (a)	46,043	217,783
Cubist Pharmaceuticals, Inc. (a)(d)	149,956	6,089,713
Cubist Pharmaceuticals, Inc. rights	105,448	1
Curis, Inc. (a)(d)	148,476	497,395
Cyclacel Pharmaceuticals, Inc. (a)(d)	10,148	52,567
Cytokinetics, Inc. (d)	139,175	89,364
Cytori Therapeutics, Inc. (a)(d)	157,438	659,665
CytRx Corp. (a)(d)	53,802	109,218
DARA BioSciences, Inc. (a)(d)	22,334	18,828
Dendreon Corp. (a)(d)	355,435	1,581,686
Discovery Laboratories, Inc. (a)(d)	83,205	178,891
Durata Therapeutics, Inc.	19,378	176,146
DUSA Pharmaceuticals, Inc. (a)	49,844	397,257
Dyax Corp. (a)(d)	235,415	769,807
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)(d)	441,222	$ 1,253,070
Emergent BioSolutions, Inc. (a)	49,241	739,600
EntreMed, Inc. (a)	37,512	56,643
Enzon Pharmaceuticals, Inc. (d)	134,828	941,099
Exact Sciences Corp. (a)(d)	150,573	1,477,121
Exelixis, Inc. (a)(d)	446,789	2,184,798
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)	5,313	10,573
Galena Biopharma, Inc. (a)(d)	140,935	293,145
Genomic Health, Inc. (a)(d)	45,242	1,251,394
GenVec, Inc. (a)	22,127	27,437
Geron Corp. (a)(d)	296,896	424,561
GTx, Inc. (a)	60,735	241,118
Halozyme Therapeutics, Inc. (a)(d)	210,823	1,313,427
Hemispherx Biopharma, Inc. (a)(d)	354,277	272,793
iBio, Inc. (a)(d)	102,306	74,714
Idenix Pharmaceuticals, Inc. (a)(d)	234,936	1,202,872
Idera Pharmaceuticals, Inc. (a)	48,311	34,784
ImmunoCellular Therapeutics Ltd. (a)(d)	122,575	272,117
ImmunoGen, Inc. (a)(d)	222,354	2,821,672
Immunomedics, Inc. (a)(d)	140,629	448,607
Incyte Corp. (a)(d)	309,780	5,452,128
Infinity Pharmaceuticals, Inc. (a)(d)	78,042	1,978,365
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	114,601
Insmed, Inc. (a)(d)	75,313	539,241
Intercept Pharmaceuticals, Inc. (d)	12,204	285,207
InterMune, Inc. (a)(d)	153,037	1,401,819
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	189,429	2,045,833
Isis Pharmaceuticals, Inc. (a)(d)	239,371	2,202,213
IsoRay, Inc. (a)(d)	76,668	47,534
Keryx Biopharmaceuticals, Inc. (a)(d)	148,643	466,739
KYTHERA Biopharmaceuticals, Inc. (d)	10,524	257,522
Lexicon Pharmaceuticals, Inc. (a)(d)	1,194,217	2,054,053
Ligand Pharmaceuticals, Inc.:
Class B (a)	43,415	856,578
General CVR	26,087	287
Glucagon CVR (a)	26,087	339
rights (a)	26,087	417
TR Beta CVR (a)	26,087	209
Lpath, Inc. (a)	19,435	118,165
MannKind Corp. (a)(d)	373,751	799,827
Maxygen, Inc.	88,637	232,229
Medgenics, Inc. (a)(d)	12,815	107,005
MediciNova, Inc. (a)(d)	37,660	67,035
Medivation, Inc. (a)	178,198	9,293,026
Merrimack Pharmaceuticals, Inc. (d)	38,283	273,341
Metabolix, Inc. (a)(d)	85,270	96,355
Momenta Pharmaceuticals, Inc. (a)(d)	96,246	1,029,832
Myrexis, Inc. (a)	78,861	219,234
Myriad Genetics, Inc. (a)(d)	213,646	6,135,913

	Shares	Value
Nanosphere, Inc. (a)	90,356	$ 262,032
Neuralstem, Inc. (a)(d)	141,327	176,659
Neurocrine Biosciences, Inc. (a)	145,022	1,084,765
NewLink Genetics Corp. (d)	27,897	335,601
Novavax, Inc. (a)(d)	260,930	485,330
NPS Pharmaceuticals, Inc. (a)(d)	196,096	2,006,062
OncoGenex Pharmaceuticals, Inc. (a)	29,511	372,134
Oncothyreon, Inc. (a)(d)	122,634	561,664
Onyx Pharmaceuticals, Inc. (a)	156,950	11,845,017
Opexa Therapeutics, Inc. (a)	33,277	14,309
Opko Health, Inc. (a)(d)	342,921	1,501,994
OREXIGEN Therapeutics, Inc. (a)(d)	180,401	851,493
Osiris Therapeutics, Inc. (a)(d)	39,420	378,432
OXiGENE, Inc. (a)(d)	47,368	18,052
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	29,730
PDL BioPharma, Inc. (d)	287,952	2,274,821
Peregrine Pharmaceuticals, Inc. (a)(d)	227,244	340,866
Pharmacyclics, Inc. (a)	127,562	6,767,164
PharmAthene, Inc. (a)(d)	77,388	93,639
Progenics Pharmaceuticals, Inc. (a)(d)	107,490	253,676
Puma Biotechnology, Inc.	19,440	400,464
Raptor Pharmaceutical Corp. (a)(d)	95,598	505,713
Regeneron Pharmaceuticals, Inc. (a)(d)	180,724	31,906,822
Regulus Therapeutics, Inc.	27,301	129,680
Repligen Corp. (a)	65,974	425,532
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	38,426
Rigel Pharmaceuticals, Inc. (a)(d)	240,910	1,999,553
Sangamo Biosciences, Inc. (a)(d)	106,420	609,787
Sarepta Therapeutics, Inc. (a)(d)	61,026	1,789,893
Savient Pharmaceuticals, Inc. (a)(d)	212,410	254,892
Seattle Genetics, Inc. (a)(d)	241,469	6,111,580
SIGA Technologies, Inc. (a)(d)	109,876	296,665
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,461,174
StemCells, Inc. (a)(d)	72,956	131,321
Sunesis Pharmaceuticals, Inc. (a)(d)	78,760	391,437
Synageva BioPharma Corp. (a)	21,484	1,051,212
Synergy Pharmaceuticals, Inc. (a)(d)	84,712	470,999
Synta Pharmaceuticals Corp. (a)(d)	89,702	723,895
Synthetic Biologics, Inc. (a)	51,943	103,886
Targacept, Inc. (a)	150,431	645,349
Telik, Inc. (a)	3,787	5,946
TESARO, Inc. (d)	5,713	105,748
Theravance, Inc. (a)(d)	173,595	3,902,416
Threshold Pharmaceuticals, Inc. (a)	133,997	592,267
Tranzyme, Inc. (a)	38,997	29,895
Trius Therapeutics, Inc. (a)	76,208	365,036
Trovagene, Inc. (a)(d)	26,256	127,604
United Therapeutics Corp. (a)	128,305	6,742,428
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	403,475
Verastem, Inc.	4,002	27,254
Vertex Pharmaceuticals, Inc. (a)	520,873	20,725,537
Vical, Inc. (a)	181,350	569,439
XOMA Corp. (a)(d)	195,513	596,315
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Zalicus, Inc. (a)(d)	271,923	$ 178,110
ZIOPHARM Oncology, Inc. (a)(d)	196,259	859,614
		233,113,219
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	51,787	1,954,441
Abiomed, Inc. (a)(d)	100,014	1,335,187
Accuray, Inc. (a)(d)	145,252	912,183
Alere, Inc. (a)	189,216	3,500,496
Align Technology, Inc. (a)(d)	171,560	4,699,028
Allied Healthcare Products, Inc. (a)	4,954	12,633
Alphatec Holdings, Inc. (a)	223,255	381,766
Analogic Corp. (d)	29,339	2,161,404
Angiodynamics, Inc. (a)	61,177	644,806
Anika Therapeutics, Inc. (a)	35,451	419,385
Antares Pharma, Inc. (a)(d)	291,705	1,166,820
ArthroCare Corp. (a)	57,416	1,922,862
Atossa Genetics, Inc.	1,948	8,902
Atricure, Inc. (a)	23,297	157,255
Atrion Corp.	3,467	685,045
Bacterin International Holdings, Inc. (a)(d)	41,452	51,400
BioLase Technology, Inc. (d)	75,785	132,624
Bovie Medical Corp. (a)	27,980	78,344
BSD Medical Corp. (a)(d)	95,648	158,776
Cantel Medical Corp.	49,563	1,360,009
Cardica, Inc. (a)	38,892	40,837
Cardiovascular Systems, Inc. (a)(d)	30,872	359,968
Cerus Corp. (a)(d)	105,314	340,164
Chembio Diagnostics, Inc. (a)	4,082	19,145
Conceptus, Inc. (a)(d)	70,030	1,457,324
CONMED Corp.	63,622	1,757,876
Cryolife, Inc.	77,981	463,207
Cutera, Inc. (a)	35,495	335,428
Cyberonics, Inc. (a)	69,680	3,602,456
Cynosure, Inc. Class A (a)	25,942	584,214
Delcath Systems, Inc. (a)(d)	162,758	262,040
Derma Sciences, Inc. (a)(d)	24,519	279,271
DexCom, Inc. (a)(d)	166,492	2,177,715
Digirad Corp. (a)	23,301	47,301
Dynatronics Corp. (a)	17,122	7,362
DynaVox, Inc. Class A (a)	35,547	11,649
Endologix, Inc. (a)(d)	137,228	2,011,762
EnteroMedics, Inc. (a)	71,659	222,143
ERBA Diagnostics, Inc. (a)	7,111	4,226
Escalon Medical Corp. (a)	3,512	3,336
Exactech, Inc. (a)	19,203	326,259
Fonar Corp. (a)	5,489	26,622
Genmark Diagnostics, Inc. (a)	60,643	600,366
Globus Medical, Inc. (d)	19,520	259,811
Greatbatch, Inc. (a)(d)	50,412	1,138,303
Haemonetics Corp. (a)	65,584	5,314,272

	Shares	Value
Hansen Medical, Inc. (a)(d)	150,643	$ 328,402
Hill-Rom Holdings, Inc.	145,884	4,078,917
Hologic, Inc. (a)	617,315	11,778,370
ICU Medical, Inc. (a)(d)	29,363	1,729,187
IDEXX Laboratories, Inc. (a)(d)	127,786	11,944,157
Insulet Corp. (a)(d)	114,605	2,515,580
Integra LifeSciences Holdings Corp. (a)	45,268	1,754,588
Invacare Corp.	71,642	1,012,301
Iridex Corp. (a)	9,439	37,473
Kewaunee Scientific Corp.	5,250	63,000
Kips Bay Medical, Inc. (a)	9,803	11,568
LeMaitre Vascular, Inc.	17,157	110,663
Mako Surgical Corp. (a)(d)	98,563	1,360,169
Masimo Corp.	148,292	3,072,610
Medical Action Industries, Inc. (a)	32,086	86,311
MELA Sciences, Inc. (a)(d)	117,358	265,229
Meridian Bioscience, Inc.	116,715	2,337,801
Merit Medical Systems, Inc. (a)	88,449	1,227,672
Misonix, Inc. (a)	144	871
Natus Medical, Inc. (a)	61,534	696,565
Navidea Biopharmaceuticals, Inc. (a)(d)	247,256	672,536
Neogen Corp. (a)(d)	52,582	2,395,110
NeuroMetrix, Inc. (a)	4,110	2,096
NuVasive, Inc. (a)	99,938	1,451,100
NxStage Medical, Inc. (a)(d)	140,487	1,688,654
OraSure Technologies, Inc. (a)(d)	127,609	982,589
Orthofix International NV (a)	56,449	2,102,725
Palomar Medical Technologies, Inc. (a)	45,060	408,694
PhotoMedex, Inc. (d)	23,754	329,468
Quidel Corp. (a)(d)	64,176	1,125,005
ResMed, Inc. (d)	342,538	14,074,886
Retractable Technologies, Inc. (a)	5,601	5,825
Rochester Medical Corp. (a)	22,381	247,534
Rockwell Medical Technologies, Inc. (a)	39,941	290,770
RTI Biologics, Inc. (a)	112,823	504,319
Sirona Dental Systems, Inc. (a)	131,208	8,214,933
Solta Medical, Inc. (a)	115,233	288,083
Staar Surgical Co. (a)	69,588	402,219
Stereotaxis, Inc. (a)(d)	11,645	16,303
Steris Corp.	135,052	4,614,727
SurModics, Inc. (a)	32,266	649,837
Symmetry Medical, Inc. (a)	82,980	809,055
Synergetics USA, Inc. (a)	65,159	278,229
Teleflex, Inc.	93,579	6,475,667
The Cooper Companies, Inc.	112,952	10,723,663
The Spectranetics Corp. (a)	76,570	1,102,608
Theragenics Corp. (a)	80,225	116,326
ThermoGenesis Corp. (a)(d)	36,219	24,629
Thoratec Corp. (a)	138,441	5,150,005
TranS1, Inc. (a)	31,931	91,961
Unilife Corp. (a)(d)	250,905	572,063
Urologix, Inc. (a)(d)	5,053	3,183
Uroplasty, Inc. (a)	38,436	138,754
Utah Medical Products, Inc.	5,647	199,565
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vascular Solutions, Inc. (a)(d)	32,880	$ 491,556
Vermillion, Inc. (a)	26,315	38,157
Vision Sciences, Inc. (a)	22,011	23,992
Volcano Corp. (a)(d)	128,816	3,511,524
West Pharmaceutical Services, Inc.	77,261	4,174,412
Wright Medical Group, Inc. (a)(d)	84,676	1,788,357
Young Innovations, Inc.	13,402	484,750
Zeltiq Aesthetics, Inc. (a)(d)	39,478	187,126
		164,660,852
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	49,773	1,142,290
Accretive Health, Inc. (a)(d)	127,654	1,522,912
Adcare Health Systems, Inc.	10,908	49,631
Addus HomeCare Corp. (a)	22,321	151,336
Advocat, Inc.	12,213	64,729
Air Methods Corp. (a)(d)	26,244	2,865,057
Alliance Healthcare Services, Inc. (a)	113,811	141,126
Almost Family, Inc. (a)	17,026	337,796
Amedisys, Inc. (a)(d)	76,646	802,484
American CareSource Holdings, Inc. (a)	2,053	3,080
American Shared Hospital Services (a)	115	322
AMERIGROUP Corp. (a)	113,623	10,432,864
AMN Healthcare Services, Inc. (a)(d)	100,708	1,100,738
AmSurg Corp. (a)	69,905	1,958,738
Assisted Living Concepts, Inc. Class A (d)	44,685	386,972
Bio-Reference Laboratories, Inc. (a)(d)	57,669	1,518,425
BioScrip, Inc. (a)	133,308	1,373,072
Brookdale Senior Living, Inc. (a)	232,197	5,934,955
Capital Senior Living Corp. (a)	60,945	1,085,430
CardioNet, Inc. (a)	56,333	122,243
Centene Corp. (a)	122,985	5,400,271
Chemed Corp. (d)	53,951	3,672,984
Chindex International, Inc. (a)(d)	33,922	347,701
Community Health Systems, Inc. (a)	232,860	6,860,056
Corvel Corp. (a)	14,612	612,973
Cross Country Healthcare, Inc. (a)	74,123	297,233
Emeritus Corp. (a)	73,472	1,661,937
ExamWorks Group, Inc. (a)(d)	75,796	934,565
FAB Universal Corp. (a)(d)	15,525	51,077
Five Star Quality Care, Inc. (a)	94,878	466,800
Gentiva Health Services, Inc. (a)	70,931	730,589
Hanger, Inc. (a)	82,506	2,154,232
HCA Holdings, Inc.	411,633	13,069,348
Health Management Associates, Inc. Class A (a)(d)	585,336	4,653,421
Health Net, Inc. (a)	199,897	4,707,574
HealthSouth Corp. (a)(d)	218,367	4,801,890
Healthways, Inc. (a)	74,779	809,109
Henry Schein, Inc. (a)(d)	216,083	17,453,024
HMS Holdings Corp. (a)(d)	201,848	4,676,818
Hooper Holmes, Inc. (a)	128,551	50,135

	Shares	Value
InfuSystems Holdings, Inc. (a)	5,400	$ 9,180
IPC The Hospitalist Co., Inc. (a)	40,062	1,512,341
Kindred Healthcare, Inc. (a)(d)	123,250	1,337,263
Landauer, Inc.	21,955	1,308,079
LCA-Vision, Inc. (a)	49,197	157,922
LHC Group, Inc. (a)	40,565	785,947
LifePoint Hospitals, Inc. (a)	117,633	4,232,435
Magellan Health Services, Inc. (a)	69,977	3,630,407
MEDNAX, Inc. (a)	115,837	9,151,123
Metropolitan Health Networks, Inc. (a)(d)	88,677	996,729
Molina Healthcare, Inc. (a)	67,370	1,875,581
MWI Veterinary Supply, Inc. (a)(d)	28,937	3,230,527
National Healthcare Corp.	33,268	1,488,078
National Research Corp.	7,753	416,956
NeoStem, Inc. (a)(d)	214,786	135,315
Omnicare, Inc. (d)	260,434	9,438,128
Owens & Minor, Inc.	155,625	4,261,013
PDI, Inc. (a)	19,284	125,925
PharMerica Corp. (a)	64,907	937,257
Providence Service Corp. (a)	27,523	383,120
PSS World Medical, Inc. (a)(d)	126,295	3,591,830
Psychemedics Corp.	15,744	179,639
RadNet, Inc. (a)	74,982	182,206
Select Medical Holdings Corp.	118,813	1,311,696
Sharps Compliance Corp. (a)	29,684	79,553
Skilled Healthcare Group, Inc. (a)(d)	74,963	502,252
Sun Healthcare Group, Inc. (a)	50,315	425,665
SunLink Health Systems, Inc. (a)	19,190	20,150
Sunrise Senior Living, Inc. (a)(d)	159,730	2,306,501
Team Health Holdings, Inc. (a)	86,158	2,411,562
The Ensign Group, Inc.	35,028	903,372
Triple-S Management Corp. (a)	46,216	806,469
U.S. Physical Therapy, Inc.	23,352	623,965
Universal American Spin Corp.	106,211	880,489
Universal Health Services, Inc. Class B	209,254	9,431,078
Vanguard Health Systems, Inc. (a)	106,734	1,128,178
VCA Antech, Inc. (a)(d)	200,536	4,167,138
Wellcare Health Plans, Inc. (a)	101,075	4,878,890
		183,649,896
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	430,727	4,789,684
Arrhythmia Research Technology, Inc.	9,913	23,791
athenahealth, Inc. (a)	82,780	5,272,258
Authentidate Holding Corp. (a)(d)	33,216	35,873
CollabRx, Inc. (a)	177	699
Computer Programs & Systems, Inc.	32,130	1,608,749
Epocrates, Inc. (a)	34,986	353,009
Greenway Medical Technologies (d)	26,211	509,542
HealthStream, Inc. (a)(d)	59,006	1,399,622
iCAD, Inc. (a)	22,614	81,410
MedAssets, Inc. (a)(d)	128,301	2,065,646
Medidata Solutions, Inc. (a)	61,697	2,467,880
Merge Healthcare, Inc. (a)(d)	198,185	648,065
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Omnicell, Inc. (a)	104,307	$ 1,592,768
Quality Systems, Inc.	84,900	1,546,029
Simulations Plus, Inc.	26,420	120,211
Streamline Health Solutions, Inc. (a)	17,735	93,641
Vocera Communications, Inc.	14,002	344,309
		22,953,186
Life Sciences Tools & Services - 1.0%
Acceler8 Technology Corp. (a)(d)	42,778	154,001
Affymetrix, Inc. (a)(d)	138,802	462,211
Albany Molecular Research, Inc. (a)	52,930	257,240
Apricus Biosciences, Inc. (a)(d)	65,877	144,929
BG Medicine, Inc. (a)(d)	19,157	27,778
Bio-Rad Laboratories, Inc. Class A (a)	47,961	5,011,445
Bioanalytical Systems, Inc. (a)	4,772	5,488
BioClinica, Inc. (a)	2,110	12,512
Bruker BioSciences Corp. (a)	209,201	3,054,335
Cambrex Corp. (a)	61,693	676,772
Charles River Laboratories International, Inc. (a)	115,000	4,412,550
Combimatrix Corp. (a)	2,030	564
Complete Genomics, Inc. (a)(d)	74,375	235,025
Covance, Inc. (a)	145,451	8,292,162
Enzo Biochem, Inc. (a)	71,931	198,530
Fluidigm Corp. (a)(d)	49,302	702,060
Furiex Pharmaceuticals, Inc. (a)	30,575	594,990
Harvard Bioscience, Inc. (a)	57,605	226,964
Illumina, Inc. (a)(d)	292,971	15,735,472
Luminex Corp. (a)(d)	115,050	1,981,161
Mettler-Toledo International, Inc. (a)(d)	77,223	14,447,651
Pacific Biosciences of California, Inc. (a)(d)	117,048	196,641
PAREXEL International Corp. (a)	126,901	4,097,633
pSivida Corp. (a)(d)	55,999	72,239
PURE Bioscience, Inc. (a)(d)	26,193	24,621
Response Genetics, Inc. (a)	8,201	11,563
Sequenom, Inc. (a)(d)	324,864	1,582,088
Strategic Diagnostics, Inc. (a)	32,256	34,836
Techne Corp.	89,351	6,334,986
Virtualscopics, Inc. (a)	21,674	15,172
		69,003,619
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)(d)	17,972	76,561
Acura Pharmaceuticals, Inc. (a)	28,281	51,754
Akorn, Inc. (a)(d)	193,389	2,608,818
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	206,806
Alimera Sciences, Inc. (a)(d)	16,534	32,903
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	265,336
Auxilium Pharmaceuticals, Inc. (a)	113,519	2,172,754
AVANIR Pharmaceuticals Class A (a)(d)	348,652	920,441
Biodel, Inc. (a)	20,123	49,905

	Shares	Value
Biodelivery Sciences International, Inc. (a)	50,916	$ 216,393
BioSante Pharmaceuticals, Inc. (a)(d)	58,183	78,547
Cadence Pharmaceuticals, Inc. (a)(d)	134,049	571,049
Cempra, Inc.	24,510	150,737
Columbia Laboratories, Inc. (a)(d)	152,776	91,666
Corcept Therapeutics, Inc. (a)	163,339	235,208
Cornerstone Therapeutics, Inc. (a)	21,886	113,588
Cumberland Pharmaceuticals, Inc. (a)	32,551	145,828
DepoMed, Inc. (a)(d)	128,941	776,225
Durect Corp. (a)	192,572	192,572
Echo Therapeutics, Inc. (a)(d)	90,982	109,178
Endo Pharmaceuticals Holdings, Inc. (a)	275,970	7,909,300
Endocyte, Inc. (a)	78,763	738,009
Heska Corp.	6,758	60,484
Hi-Tech Pharmacal Co., Inc.	29,611	894,252
Horizon Pharma, Inc. (d)	101,692	263,382
Impax Laboratories, Inc. (a)	155,930	3,171,616
Jazz Pharmaceuticals PLC (a)(d)	112,284	6,049,862
Lannett Co., Inc. (a)	38,740	192,150
MAP Pharmaceuticals, Inc. (a)	68,332	1,089,212
Medicis Pharmaceutical Corp.Class A (d)	151,714	6,561,631
Nektar Therapeutics (a)(d)	282,337	1,843,661
NuPathe, Inc. (a)(d)	4,564	14,696
Obagi Medical Products, Inc. (a)	38,431	524,967
Oculus Innovative Sciences, Inc. (a)	45,130	29,876
Omeros Corp. (a)(d)	54,848	410,263
Optimer Pharmaceuticals, Inc. (a)(d)	102,198	1,041,398
Pacira Pharmaceuticals, Inc. (a)(d)	47,132	803,601
Pain Therapeutics, Inc. (a)	81,649	259,644
Pernix Therapeutics Holdings, Inc. (a)	16,867	131,394
Pozen, Inc. (a)(d)	51,346	284,970
Questcor Pharmaceuticals, Inc. (d)	142,109	3,687,729
Repros Therapeutics, Inc. (a)(d)	38,258	574,253
Sagent Pharmaceuticals, Inc. (a)	30,621	456,253
Salix Pharmaceuticals Ltd. (a)	122,463	5,247,540
Santarus, Inc. (a)	124,722	1,243,478
SciClone Pharmaceuticals, Inc. (a)(d)	109,407	480,297
Somaxon Pharmaceuticals, Inc. (a)(d)	9,062	14,137
Sucampo Pharmaceuticals, Inc. Class A (a)	27,825	145,803
Supernus Pharmaceuticals, Inc. (a)(d)	19,091	152,537
The Medicines Company (a)	125,884	2,702,729
Transcept Pharmaceuticals, Inc. (a)(d)	16,999	91,625
Ventrus Biosciences, Inc. (a)(d)	45,264	112,255
ViroPharma, Inc. (a)(d)	165,110	4,093,077
VIVUS, Inc. (a)(d)	237,888	2,688,134
Warner Chilcott PLC	413,461	4,820,955
XenoPort, Inc. (a)(d)	95,933	753,074
Zogenix, Inc. (a)(d)	158,950	419,628
		69,024,141
TOTAL HEALTH CARE		742,404,913
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.4%
AAR Corp.	94,381	$ 1,449,692
AeroVironment, Inc. (a)(d)	58,230	1,188,474
Alliant Techsystems, Inc.	88,425	5,305,500
American Science & Engineering, Inc.	23,785	1,519,386
API Technologies Corp. (a)(d)	67,799	178,311
Ascent Solar Technologies, Inc. (a)(d)	112,670	87,883
Astronics Corp. (a)	27,943	561,654
Astrotech Corp. (a)	39,511	33,584
BE Aerospace, Inc. (a)	245,499	11,626,833
Breeze Industrial Products Corp. (a)	10,964	87,712
CPI Aerostructures, Inc. (a)	13,911	132,294
Cubic Corp.	35,230	1,724,509
Curtiss-Wright Corp.	96,755	3,070,036
DigitalGlobe, Inc. (a)(d)	112,594	2,808,094
Ducommun, Inc. (a)	21,976	344,364
EDAC Technologies Corp. (a)(d)	23,390	313,192
Engility Holdings, Inc. (a)(d)	35,705	655,544
Esterline Technologies Corp. (a)	73,044	4,465,910
Exelis, Inc.	462,772	5,229,324
GenCorp, Inc. (non-vtg.) (a)(d)	136,287	1,253,840
GeoEye, Inc. (a)(d)	57,169	1,747,085
HEICO Corp. Class A	100,780	3,386,208
Hexcel Corp. (a)	248,083	6,412,946
Huntington Ingalls Industries, Inc.	118,857	4,855,308
Innovative Solutions & Support, Inc. (a)	13,417	57,425
KEYW Holding Corp. (a)(d)	57,682	741,791
Kratos Defense & Security Solutions, Inc. (a)(d)	125,424	558,137
LMI Aerospace, Inc. (a)(d)	26,052	516,872
Moog, Inc. Class A (a)(d)	93,514	3,437,575
National Presto Industries, Inc. (d)	11,507	883,277
Orbital Sciences Corp. (a)	153,534	2,009,760
SIFCO Industries, Inc.	1,004	15,371
Sparton Corp. (a)	27,651	397,621
Spirit AeroSystems Holdings, Inc. Class A (a)	289,178	4,554,554
Sypris Solutions, Inc.	19,374	79,046
Taser International, Inc. (a)(d)	148,024	1,222,678
Teledyne Technologies, Inc. (a)	81,863	5,157,369
TransDigm Group, Inc.	109,852	14,942,069
Triumph Group, Inc.	117,161	7,686,933
		100,698,161
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	147,619	559,476
Atlas Air Worldwide Holdings, Inc. (a)	60,112	2,601,647
Echo Global Logistics, Inc. (a)(d)	37,459	658,155
Forward Air Corp.	65,552	2,179,604
Hub Group, Inc. Class A (a)	84,291	2,728,500
Pacer International, Inc. (a)(d)	104,856	363,850
Park-Ohio Holdings Corp. (a)	19,844	415,335
Radiant Logistics, Inc. (a)	37,185	52,059

	Shares	Value
UTI Worldwide, Inc.	245,919	$ 3,472,376
XPO Logistics, Inc. (a)(d)	34,354	545,198
		13,576,200
Airlines - 0.8%
Alaska Air Group, Inc. (a)	177,402	7,583,936
Allegiant Travel Co.	44,093	3,263,764
Delta Air Lines, Inc. (a)	2,002,909	20,029,090
Hawaiian Holdings, Inc. (a)	198,497	1,238,621
JetBlue Airways Corp. (a)(d)	542,876	2,790,383
Republic Airways Holdings, Inc. (a)	96,210	558,980
SkyWest, Inc.	123,532	1,431,736
Spirit Airlines, Inc. (a)	101,418	1,701,794
United Continental Holdings, Inc. (a)(d)	781,414	15,800,191
US Airways Group, Inc. (a)(d)	377,892	4,871,028
		59,269,523
Building Products - 0.9%
A.O. Smith Corp.	97,665	6,148,012
AAON, Inc.	52,998	1,115,608
Ameresco, Inc. Class A (a)	37,825	355,555
American Woodmark Corp. (a)	19,231	546,353
Apogee Enterprises, Inc. (d)	75,723	1,735,571
Armstrong World Industries, Inc.	50,078	2,529,440
Builders FirstSource, Inc. (a)(d)	126,167	656,068
Fortune Brands Home & Security, Inc. (a)	386,287	11,584,747
Gibraltar Industries, Inc. (a)	77,978	1,081,555
Griffon Corp.	118,467	1,229,687
Insteel Industries, Inc.	42,106	503,588
Lennox International, Inc.	121,219	6,374,907
NCI Building Systems, Inc. (a)	41,117	538,222
Nortek, Inc. (a)	27,867	1,819,436
Owens Corning (a)	280,365	9,695,022
Patrick Industries, Inc. (a)	26,243	456,103
PGT, Inc. (a)	39,408	173,001
Quanex Building Products Corp. (d)	77,730	1,626,112
Simpson Manufacturing Co. Ltd.	93,472	3,057,469
Trex Co., Inc. (a)	30,535	1,240,026
Universal Forest Products, Inc.	45,955	1,730,665
USG Corp. (a)(d)	217,623	5,838,825
		60,035,972
Commercial Services & Supplies - 1.7%
A.T. Cross Co. Class A (a)	14,209	139,248
ABM Industries, Inc.	109,696	2,093,000
ACCO Brands Corp. (d)	256,397	1,728,116
Acme United Corp.	1,357	14,954
Acorn Energy, Inc. (d)	65,930	536,670
American Reprographics Co. (a)	75,972	191,449
Amrep Corp. (a)	2,187	17,715
Asset Acceptance Capital Corp. (a)	28,119	158,872
Asta Funding, Inc.	25,295	233,726
Avalon Holdings Corp. Class A (a)	128	480
Casella Waste Systems, Inc. Class A (a)	82,726	365,649
CECO Environmental Corp.	12,938	120,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo, Inc. (a)(d)	149,628	$ 350,130
Clean Harbors, Inc. (a)(d)	113,341	6,492,172
Command Security Corp. (a)	4,127	6,562
CompX International, Inc. Class A	729	9,623
Consolidated Graphics, Inc. (a)	28,556	972,046
Copart, Inc. (a)	283,802	8,573,658
Corrections Corp. of America	242,790	8,230,581
Courier Corp.	28,388	321,068
Covanta Holding Corp.	282,666	5,336,734
Deluxe Corp.	118,472	3,411,994
Ecology & Environment, Inc. Class A	5,634	62,481
Encore Capital Group, Inc. (a)(d)	54,375	1,445,288
EnergySolutions, Inc. (a)(d)	182,988	598,371
EnerNOC, Inc. (a)(d)	58,407	659,415
Ennis, Inc.	62,398	949,698
Food Technology Service, Inc. (a)	11,431	58,298
Fuel Tech, Inc. (a)	72,552	280,051
G&K Services, Inc. Class A	41,966	1,422,647
Healthcare Services Group, Inc.	160,209	3,768,116
Heritage-Crystal Clean, Inc. (a)(d)	21,398	320,542
Herman Miller, Inc.	132,584	2,800,174
HNI Corp.	105,882	3,153,166
Hudson Technologies, Inc. (a)	28,458	92,204
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	32,878
InnerWorkings, Inc. (a)(d)	95,061	1,236,744
Interface, Inc.	130,724	1,920,336
Intersections, Inc.	42,827	395,293
KAR Auction Services, Inc.	177,978	3,162,669
Kimball International, Inc. Class B	64,246	801,790
Knoll, Inc.	116,160	1,668,058
McGrath RentCorp.	56,348	1,578,871
Metalico, Inc. (a)(d)	92,179	153,939
Mine Safety Appliances Co.	77,156	2,984,394
Mobile Mini, Inc. (a)(d)	90,516	1,806,699
Multi-Color Corp.	31,465	707,333
NL Industries, Inc.	19,361	207,163
Performant Financial Corp.	28,168	272,103
Perma-Fix Environmental Services, Inc. (a)	121,671	94,928
Portfolio Recovery Associates, Inc. (a)(d)	40,018	3,954,579
Quad/Graphics, Inc. (d)	71,598	1,159,888
Rollins, Inc.	179,548	4,088,308
Schawk, Inc. Class A	27,510	330,395
Standard Parking Corp. (a)	32,024	712,534
Standard Register Co. (d)	38,184	19,092
Steelcase, Inc. Class A	179,677	2,091,440
Swisher Hygiene, Inc. (Canada) (a)(d)	280,336	400,880
Sykes Enterprises, Inc. (a)	87,326	1,280,199
Team, Inc. (a)(d)	41,044	1,474,300
Tetra Tech, Inc. (a)(d)	145,040	3,736,230

	Shares	Value
The Brink's Co.	105,821	$ 2,905,845
The Geo Group, Inc.	149,182	4,206,932
TMS International Corp. (a)	23,655	260,205
TRC Companies, Inc. (a)	38,382	204,960
Unifirst Corp. Massachusetts	36,491	2,575,170
United Stationers, Inc.	100,653	3,089,041
US Ecology, Inc.	55,220	1,207,109
Versar, Inc. (a)	11,390	42,371
Viad Corp.	45,147	1,014,905
Virco Manufacturing Co. (a)	4,818	11,949
Waste Connections, Inc.	287,936	9,478,853
		116,183,863
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	263,125	5,943,994
Aegion Corp. (a)(d)	104,477	2,154,316
Argan, Inc.	22,538	419,432
Comfort Systems USA, Inc.	92,893	1,004,173
Dycom Industries, Inc. (a)	99,803	1,792,462
EMCOR Group, Inc.	154,849	5,086,790
Foster Wheeler AG (a)	250,422	5,624,478
Furmanite Corp. (a)	78,211	346,475
Goldfield Corp.	34,381	62,917
Granite Construction, Inc.	78,682	2,407,669
Great Lakes Dredge & Dock Corp.	121,423	1,072,165
Integrated Electrical Services, Inc. (a)	10,323	46,970
KBR, Inc.	343,316	9,544,185
Layne Christensen Co. (a)	40,869	939,578
MasTec, Inc. (a)(d)	175,283	4,003,464
Michael Baker Corp.	16,454	320,030
MYR Group, Inc. (a)	49,455	1,060,315
Northwest Pipe Co. (a)(d)	22,062	454,477
Orion Marine Group, Inc. (a)	51,220	363,662
Pike Electric Corp.	35,720	353,628
Primoris Services Corp.	107,760	1,560,365
Shaw Group, Inc. (a)	155,000	6,964,150
Sterling Construction Co., Inc. (a)	38,185	352,448
Tutor Perini Corp. (a)	86,980	1,118,563
UniTek Global Services, Inc. (a)	33,766	134,389
URS Corp.	194,840	7,341,571
Willdan Group, Inc. (a)	13,349	28,033
		60,500,699
Electrical Equipment - 1.3%
Active Power, Inc. (a)(d)	238,312	178,734
Acuity Brands, Inc.	104,324	6,901,033
Allied Motion Technologies, Inc.	14,531	93,870
Altair Nanotechnologies, Inc. (a)(d)	144,426	71,491
American Superconductor Corp. (a)(d)	110,038	305,906
AMETEK, Inc.	574,426	21,443,323
AZZ, Inc.	61,019	2,326,044
Babcock & Wilcox Co.	281,465	7,090,103
Belden, Inc. (d)	99,003	3,730,433
Brady Corp. Class A	110,764	3,537,802
Broadwind Energy, Inc. (a)	35,083	80,691
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Capstone Turbine Corp. (a)(d)	666,220	$ 643,435
Coleman Cable, Inc. (d)	32,333	298,434
Digital Power Corp. (a)	4,959	3,372
Ecotality, Inc. (a)(d)	41,249	13,200
Encore Wire Corp.	50,532	1,583,673
EnerSys (a)(d)	130,936	4,561,810
Enphase Energy, Inc. (d)	16,438	45,862
Espey Manufacturing &Electronics Corp.	2,487	66,801
Franklin Electric Co., Inc.	58,175	3,464,903
FuelCell Energy, Inc. (a)(d)	326,527	280,813
Generac Holdings, Inc.	74,996	2,447,119
General Cable Corp. (a)(d)	121,987	3,502,247
Global Power Equipment Group, Inc.	37,928	569,679
GrafTech International Ltd. (a)(d)	333,761	3,237,482
Hubbell, Inc. Class B	129,696	10,926,888
II-VI, Inc. (a)(d)	121,609	2,080,730
Lime Energy Co. (a)(d)	31,271	16,261
LSI Industries, Inc.	51,035	348,059
MagneTek, Inc. (a)	6,645	69,042
Ocean Power Technologies, Inc. (a)(d)	24,836	59,358
Orion Energy Systems, Inc. (a)	65,072	95,656
Plug Power, Inc. (a)(d)	70,828	43,559
Polypore International, Inc. (a)(d)	110,617	4,540,828
Powell Industries, Inc. (a)(d)	28,189	1,128,688
PowerSecure International, Inc. (a)	41,535	267,901
Preformed Line Products Co.	7,217	405,018
Regal-Beloit Corp.	94,980	6,624,855
Revolution Lighting Technologies, Inc. (a)	32,997	15,179
SL Industries, Inc.	9,878	193,609
Thermon Group Holdings, Inc. (a)(d)	34,762	859,664
Ultralife Corp. (a)	43,594	119,884
Universal Security Instruments, Inc. (a)	4,000	16,000
Vicor Corp. (a)	52,357	280,110
Zbb Energy Corp. (a)(d)	174,198	42,295
		94,611,844
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	148,655	8,424,279
Raven Industries, Inc.	82,426	2,142,252
Seaboard Corp. (a)	896	2,114,883
Standex International Corp.	30,898	1,522,035
		14,203,449
Machinery - 3.8%
Accuride Corp. (a)	109,296	335,539
Actuant Corp. Class A	169,442	4,874,846
Adept Technology, Inc. (a)	2,678	6,722
AGCO Corp. (a)	232,698	10,739,013
Alamo Group, Inc.	22,876	757,653
Albany International Corp. Class A (d)	62,987	1,354,850
Altra Holdings, Inc.	63,218	1,189,131
American Railcar Industries, Inc. (d)	22,404	688,475

	Shares	Value
Ampco-Pittsburgh Corp.	25,813	$ 483,477
Art's-Way Manufacturing Co., Inc.	9,831	53,677
Astec Industries, Inc.	56,072	1,623,284
Barnes Group, Inc.	103,929	2,191,863
Blount International, Inc. (a)	108,737	1,551,677
Briggs & Stratton Corp.	104,869	2,127,792
Cascade Corp.	25,406	1,650,628
Chart Industries, Inc. (a)(d)	70,003	4,233,781
Chicago Rivet & Machine Co.	772	15,594
CIRCOR International, Inc.	43,123	1,558,465
CLARCOR, Inc.	114,931	5,330,500
Colfax Corp. (a)(d)	155,900	6,078,541
Columbus McKinnon Corp. (NY Shares) (a)(d)	62,931	941,448
Commercial Vehicle Group, Inc. (a)	67,579	541,308
Crane Co.	115,266	4,891,889
Donaldson Co., Inc.	331,483	11,131,199
Douglas Dynamics, Inc.	51,117	735,062
Dynamic Materials Corp.	39,486	552,409
Eastern Co.	11,293	166,798
Energy Recovery, Inc. (a)	100,626	313,953
EnPro Industries, Inc. (a)(d)	60,790	2,387,831
ESCO Technologies, Inc.	59,391	2,179,650
Federal Signal Corp. (a)	176,519	1,037,932
Flow International Corp. (a)	102,629	323,281
FreightCar America, Inc.	47,091	990,324
Gardner Denver, Inc.	128,070	8,945,690
Gorman-Rupp Co.	40,313	1,121,911
Graco, Inc.	140,073	6,921,007
Graham Corp.	27,199	488,766
Greenbrier Companies, Inc. (a)(d)	54,323	1,038,113
Hardinge, Inc.	25,807	247,489
Harsco Corp.	184,286	3,713,363
Hurco Companies, Inc. (a)	14,365	344,904
Hyster-Yale Materials Handling Class A	24,122	1,000,581
IDEX Corp.	187,346	8,421,203
ITT Corp.	210,000	4,697,700
John Bean Technologies Corp.	58,324	950,098
Kadant, Inc. (a)	25,872	627,396
Kaydon Corp.	86,633	1,995,158
Kennametal, Inc.	183,562	6,997,383
Key Technology, Inc. (a)	12,346	126,793
L.B. Foster Co. Class A	22,446	930,387
Lincoln Electric Holdings, Inc.	198,769	9,443,515
Lindsay Corp.	29,794	2,356,407
Lydall, Inc. (a)	38,154	499,436
Manitex International, Inc. (a)	28,579	217,772
Manitowoc Co., Inc.	333,099	4,996,485
Meritor, Inc. (a)	237,010	1,014,403
Met-Pro Corp.	50,167	446,988
MFRI, Inc. (a)	13,428	67,811
Middleby Corp. (a)(d)	48,323	6,155,867
Miller Industries, Inc.	29,446	421,078
Mueller Industries, Inc.	67,448	3,221,316
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Water Products, Inc. Class A	381,826	$ 2,130,589
Navistar International Corp. (a)(d)	190,272	3,883,452
NN, Inc. (a)(d)	36,484	296,250
Nordson Corp.	145,604	8,909,509
Omega Flex, Inc.	5,411	70,072
Oshkosh Truck Corp. (a)	223,740	6,566,769
PMFG, Inc. (a)	42,899	297,290
Proto Labs, Inc. (d)	19,902	726,025
RBC Bearings, Inc. (a)(d)	48,450	2,257,286
Rexnord Corp.	61,488	1,314,613
Robbins & Myers, Inc.	100,037	5,942,198
Sauer-Danfoss, Inc.	30,572	1,605,947
SPX Corp.	119,421	8,134,959
Sun Hydraulics Corp.	52,614	1,375,330
Taylor Devices, Inc. (a)	3,820	29,987
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	188,483
Tennant Co.	40,266	1,535,745
Terex Corp. (a)	262,087	6,339,885
The L.S. Starrett Co. Class A	14,574	148,801
Timken Co.	196,179	8,837,864
Titan International, Inc. (d)	114,612	2,330,062
Toro Co.	154,434	6,927,909
TriMas Corp. (a)	72,342	1,873,658
Trinity Industries, Inc.	186,088	5,912,016
Twin Disc, Inc.	18,379	313,546
Valmont Industries, Inc.	54,579	7,622,503
Wabash National Corp. (a)(d)	208,685	1,688,262
WABCO Holdings, Inc. (a)	150,975	9,367,999
Wabtec Corp.	111,212	9,410,759
Watts Water Technologies, Inc. Class A	66,267	2,709,658
Woodward, Inc.	141,829	5,186,687
WSI Industries, Inc.	5,668	39,903
		264,421,628
Marine - 0.1%
Baltic Trading Ltd.	60,265	174,166
Eagle Bulk Shipping, Inc. (a)(d)	42,249	94,215
Genco Shipping & Trading Ltd. (a)(d)	81,839	219,329
International Shipholding Corp.	22,466	370,240
Kirby Corp. (a)(d)	132,126	7,647,453
Matson, Inc.	97,452	2,241,396
Rand Logistics, Inc. (a)	27,482	176,434
		10,923,233
Professional Services - 1.3%
Acacia Research Corp. (a)	120,429	2,677,137
Advisory Board Co. (a)	89,552	4,052,228
Barrett Business Services, Inc.	16,947	563,488
CBIZ, Inc. (a)(d)	118,229	686,910
CDI Corp.	25,347	418,732
Corporate Executive Board Co.	77,849	3,331,937

	Shares	Value
CRA International, Inc. (a)	23,173	$ 409,699
CTPartners Executive Search, Inc. (a)	10,063	40,252
DLH Holdings Corp. (a)	2,300	2,070
Dolan Co. (a)	73,005	250,407
Exponent, Inc. (a)(d)	30,002	1,603,307
Franklin Covey Co. (a)	30,881	380,763
FTI Consulting, Inc. (a)	106,450	3,290,370
GP Strategies Corp. (a)(d)	34,381	689,339
Heidrick & Struggles International, Inc.	40,267	529,108
Hill International, Inc. (a)	70,728	246,133
Hudson Global, Inc. (a)	67,394	295,860
Huron Consulting Group, Inc. (a)	53,545	1,763,772
ICF International, Inc. (a)	43,149	932,881
IHS, Inc. Class A (a)	133,202	12,273,232
Innovaro, Inc. (a)(d)	10,333	4,443
Insperity, Inc.	58,666	1,771,713
Kelly Services, Inc. Class A (non-vtg.)	67,625	923,758
Kforce, Inc. (a)	104,013	1,337,607
Korn/Ferry International (a)	109,026	1,572,155
Lightbridge Corp. (a)	24,428	29,802
Luna Innovations, Inc. (a)	26,569	39,056
Manpower, Inc.	191,708	7,369,256
Mastech Holdings, Inc.	2,512	17,584
MISTRAS Group, Inc. (a)	35,580	771,730
National Technical Systems, Inc. (a)	1,200	9,204
Navigant Consulting, Inc. (a)	119,602	1,245,057
Nielsen Holdings B.V. (a)	290,580	8,229,226
Odyssey Marine Exploration, Inc. (a)(d)	151,557	425,875
On Assignment, Inc. (a)(d)	102,939	2,051,574
Pendrell Corp. (a)	419,705	457,478
RCM Technologies, Inc.	26,829	151,584
Resources Connection, Inc.	100,946	1,171,983
RPX Corp. (a)	50,277	456,515
Spherix, Inc. (a)	26	227
Towers Watson & Co.	135,004	7,139,012
TrueBlue, Inc. (a)(d)	90,684	1,292,247
Verisk Analytics, Inc. (a)	343,954	17,142,667
VSE Corp.	9,167	211,024
WageWorks, Inc. (a)	22,582	417,090
		88,675,492
Road & Rail - 1.3%
AMERCO	15,437	1,852,594
Arkansas Best Corp.	60,483	500,799
Avis Budget Group, Inc. (a)(d)	261,009	4,943,510
Celadon Group, Inc.	66,150	1,143,072
Con-way, Inc.	127,790	3,589,621
Covenant Transport Group, Inc. Class A (a)	20,231	103,785
Frozen Food Express Industries, Inc. (a)	33,709	33,035
Genesee & Wyoming, Inc. Class A (a)(d)	103,908	7,580,089
Heartland Express, Inc.	171,278	2,351,647
Hertz Global Holdings, Inc. (a)	707,549	11,066,066
J.B. Hunt Transport Services, Inc. (d)	225,289	13,393,431
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	265,837	$ 20,775,162
Knight Transportation, Inc.	147,277	2,213,573
Landstar System, Inc.	116,498	5,891,304
Marten Transport Ltd.	61,356	1,160,856
Old Dominion Freight Lines, Inc. (a)(d)	186,709	6,243,549
P.A.M. Transportation Services, Inc.	12,026	111,722
Patriot Transportation Holding, Inc. (a)	15,144	391,472
Quality Distribution, Inc. (a)	56,949	380,989
Roadrunner Transportation Systems, Inc. (a)	22,643	407,800
Saia, Inc. (a)	38,313	829,860
Swift Transporation Co. (a)(d)	195,205	1,651,434
Universal Truckload Services, Inc.	18,107	280,840
USA Truck, Inc. (a)	17,441	56,858
Werner Enterprises, Inc.	106,019	2,299,552
YRC Worldwide, Inc. (a)(d)	32,458	227,855
Zipcar, Inc. (a)(d)	55,344	449,947
		89,930,422
Trading Companies & Distributors - 0.9%
Aceto Corp.	75,715	754,879
AeroCentury Corp. (a)	740	9,605
Air Lease Corp. Class A (a)(d)	173,320	3,856,370
Aircastle Ltd.	121,698	1,383,706
Applied Industrial Technologies, Inc.	93,338	3,736,320
Beacon Roofing Supply, Inc. (a)(d)	112,457	3,468,174
BlueLinx Corp. (a)	34,870	79,852
CAI International, Inc. (a)	32,496	649,920
DXP Enterprises, Inc. (a)	33,811	1,632,733
Edgen Group, Inc. Class A	53,258	370,143
Essex Rental Corp. (a)	27,827	94,334
GATX Corp.	104,774	4,414,129
H&E Equipment Services, Inc. (d)	69,559	1,081,642
Houston Wire & Cable Co.	39,527	443,493
Kaman Corp.	59,592	2,159,614
Lawson Products, Inc.	23,255	192,551
MRC Global, Inc.	52,356	1,467,539
MSC Industrial Direct Co., Inc. Class A	109,321	7,943,264
Rush Enterprises, Inc. Class A (a)(d)	75,870	1,452,911
TAL International Group, Inc.	62,664	2,133,709
Textainer Group Holdings Ltd. (d)	56,757	1,712,926
Titan Machinery, Inc. (a)(d)	43,138	955,075
Transcat, Inc. (a)	4,695	33,569
United Rentals, Inc. (a)(d)	223,226	9,270,576
Watsco, Inc.	68,901	4,939,513
WESCO International, Inc. (a)(d)	104,086	6,729,160
Willis Lease Finance Corp. (a)	19,324	276,913
		61,242,620

	Shares	Value
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	46,323	$ 591,081
TOTAL INDUSTRIALS		1,034,864,187
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)(d)	146,106	2,914,815
ADTRAN, Inc. (d)	145,300	2,853,692
Alliance Fiber Optic Products, Inc.	9,905	114,304
Ambient Corp. (a)(d)	4,086	14,832
American Electric Technologies, Inc. (a)	1,200	5,568
Anaren, Inc. (a)	53,781	1,048,192
Arris Group, Inc. (a)	255,054	3,563,104
Aruba Networks, Inc. (a)(d)	252,087	4,910,655
Aviat Networks, Inc. (a)	125,073	343,951
Aware, Inc.	7,727	51,771
Bel Fuse, Inc. Class B (non-vtg.)	23,302	370,269
Black Box Corp.	57,867	1,426,422
Brocade Communications Systems, Inc. (a)	1,035,827	5,883,497
CalAmp Corp. (a)	65,195	565,241
Calix Networks, Inc. (a)(d)	75,213	555,072
Ciena Corp. (a)(d)	237,836	3,539,000
Clearfield, Inc. (a)	20,779	97,869
ClearOne Communications, Inc. (a)	5,738	22,550
Communications Systems, Inc.	7,926	83,064
Comtech Telecommunications Corp.	62,000	1,584,720
Dialogic, Inc. (a)	8,251	12,377
Digi International, Inc. (a)(d)	59,093	576,157
Ditech Networks, Inc. (a)	31,199	45,239
EchoStar Holding Corp. Class A (a)	114,498	3,590,657
EMCORE Corp. (a)	83,286	388,946
Emulex Corp. (a)	204,589	1,503,729
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,048,727
Finisar Corp. (a)(d)	234,487	3,181,989
Globecomm Systems, Inc. (a)(d)	45,031	534,968
Harmonic, Inc. (a)	368,487	1,687,670
Infinera Corp. (a)(d)	243,964	1,361,319
InterDigital, Inc. (d)	107,858	4,603,379
Ixia (a)(d)	124,212	1,865,664
KVH Industries, Inc. (a)(d)	38,479	487,144
Lantronix, Inc. (a)	2,994	4,970
Loral Space & Communications Ltd.	31,853	2,709,735
Meru Networks, Inc. (a)(d)	34,816	81,121
NETGEAR, Inc. (a)	85,068	2,965,470
NumereX Corp. Class A (a)(d)	15,136	170,734
Oclaro, Inc. (a)(d)	193,484	356,011
Oplink Communications, Inc. (a)	41,842	648,551
Optical Cable Corp.	11,466	47,699
Palo Alto Networks, Inc. (d)	14,383	782,723
Parkervision, Inc. (a)(d)	198,476	452,525
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
PC-Tel, Inc.	41,380	$ 267,315
Performance Technologies, Inc. (a)	4,304	3,658
Plantronics, Inc.	101,000	3,396,630
Polycom, Inc. (a)	418,587	4,378,420
Powerwave Technologies, Inc. (a)(d)	62,771	21,556
Procera Networks, Inc. (a)	56,021	1,156,834
Relm Wireless Corp. (a)	22,872	38,882
Riverbed Technology, Inc. (a)	370,932	6,639,683
ShoreTel, Inc. (a)(d)	59,981	259,118
Sonus Networks, Inc. (a)	646,254	1,079,244
Sycamore Networks, Inc.	42,692	114,841
Symmetricom, Inc. (a)	84,462	502,549
Technical Communications Corp.	2,835	16,160
Tellabs, Inc.	876,094	3,118,895
Telular Corp.	34,165	342,333
Tessco Technologies, Inc.	20,333	442,649
Ubiquiti Networks, Inc. (d)	28,412	333,841
ViaSat, Inc. (a)(d)	99,116	3,789,205
Westell Technologies, Inc. Class A (a)(d)	132,720	258,804
Zhone Technologies, Inc. (a)	52,950	23,298
Zoom Technologies, Inc. (a)(d)	47,286	37,356
		85,277,363
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	115,348	5,157,209
Avid Technology, Inc. (a)(d)	74,098	483,860
Concurrent Computer Corp.	10,743	56,723
Cray, Inc. (a)(d)	92,594	1,316,687
Crossroads Systems, Inc. (a)	24,612	75,313
Datalink Corp. (a)	27,110	234,230
Dataram Corp. (a)	23,649	10,429
Diebold, Inc.	156,871	4,692,012
Dot Hill Systems Corp. (a)	105,073	93,515
Electronics for Imaging, Inc. (a)	108,054	1,983,871
Fusion-io, Inc. (a)(d)	158,202	3,690,853
Hauppauge Digital, Inc. (a)	28,370	25,249
Hutchinson Technology, Inc. (a)(d)	81,684	130,694
iGO, Inc. (a)	68,990	17,248
Imation Corp. (a)	76,999	329,556
Immersion Corp. (a)(d)	59,376	390,100
Intermec, Inc. (a)	127,048	959,212
Interphase Corp. (a)	11,825	25,069
Intevac, Inc. (a)	55,110	260,670
Lexmark International, Inc. Class A	156,000	3,795,480
NCR Corp. (a)	377,523	9,034,125
Novatel Wireless, Inc. (a)(d)	94,259	128,192
OCZ Technology Group, Inc. (a)(d)	152,118	254,037
Overland Storage, Inc. (a)	57,061	62,767
QLogic Corp. (a)	236,741	2,244,305
Quantum Corp. (a)(d)	702,910	843,492
Rimage Corp.	32,359	222,306

	Shares	Value
Silicon Graphics International Corp. (a)(d)	71,278	$ 598,022
STEC, Inc. (a)	87,553	429,885
Super Micro Computer, Inc. (a)(d)	56,365	525,885
Synaptics, Inc. (a)(d)	73,866	1,973,700
Transact Technologies, Inc.	18,832	144,818
USA Technologies, Inc. (a)(d)	79,221	138,637
Xplore Technologies Corp. (a)	5,105	21,696
		40,349,847
Electronic Equipment & Components - 1.9%
ADDvantage TechnologiesGroup, Inc. (a)	11,928	23,379
Advanced Photonix, Inc. Class A (a)	41,087	20,987
Aeroflex Holding Corp. (a)	62,535	405,227
Agilysys, Inc. (a)(d)	46,798	381,872
Anixter International, Inc.	63,144	3,856,836
Arrow Electronics, Inc. (a)(d)	259,379	9,664,462
Audience, Inc.	11,462	99,146
Avnet, Inc. (a)	337,029	9,871,579
AVX Corp.	155,839	1,589,558
Badger Meter, Inc.	45,332	2,042,660
Benchmark Electronics, Inc. (a)	158,358	2,460,883
Checkpoint Systems, Inc. (a)(d)	94,410	816,647
ClearSign Combustion Corp. (a)	6,607	33,167
Cognex Corp.	97,355	3,487,256
Coherent, Inc. (a)	55,747	2,578,299
CTS Corp.	70,681	626,234
CUI Global, Inc. (a)	116	659
Daktronics, Inc.	81,427	851,726
Digital Ally, Inc. (a)(d)	4,790	21,316
Document Security Systems, Inc. (a)(d)	42,498	114,745
Dolby Laboratories, Inc. Class A (a)(d)	120,829	4,032,064
DTS, Inc. (a)(d)	41,696	637,115
Dynasil Corp. of America (a)	9,408	11,948
Echelon Corp. (a)(d)	68,729	205,500
Electro Rent Corp.	46,174	725,394
Electro Scientific Industries, Inc.	54,174	587,246
eMagin Corp. (a)	60,537	202,799
Fabrinet (a)	48,562	603,140
FARO Technologies, Inc. (a)(d)	49,501	1,746,395
FEI Co.	90,358	4,972,401
Frequency Electronics, Inc. (a)	13,041	110,979
Giga-Tronics, Inc. (a)	4,585	6,419
I. D. Systems Inc. (a)	33,896	205,071
Identive Group, Inc. (a)(d)	118,347	163,319
IEC Electronics Corp. (a)	18,101	122,906
Image Sensing Systems, Inc. (a)	2,863	14,744
Ingram Micro, Inc. Class A (a)	374,327	6,064,097
Insight Enterprises, Inc. (a)	117,199	1,985,351
Intelli-Check, Inc. (a)(d)	25,728	18,267
IntriCon Corp. (a)	1,667	7,752
InvenSense, Inc. (d)	76,226	766,071
IPG Photonics Corp. (a)(d)	75,217	4,445,325
Iteris, Inc. (a)	52,448	87,588
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Itron, Inc. (a)	94,662	$ 4,146,196
KEMET Corp. (a)	88,236	390,003
KEY Tronic Corp. (a)	21,607	219,095
LGL Group, Inc. (a)	3,009	15,045
LightPath Technologies, Inc. Class A (a)	1,150	1,162
Littelfuse, Inc.	49,830	2,875,689
LoJack Corp. (a)	47,516	117,365
LRAD Corp. (a)(d)	62,271	65,385
Maxwell Technologies, Inc. (a)	78,927	572,221
Measurement Specialties, Inc. (a)(d)	30,642	951,434
Mercury Systems, Inc. (a)(d)	67,329	591,822
Mesa Laboratories, Inc.	5,851	277,162
Methode Electronics, Inc. Class A	85,089	768,354
MicroVision, Inc. (a)(d)	38,532	98,642
MOCON, Inc.	7,499	110,010
MTS Systems Corp.	35,953	1,738,328
Multi-Fineline Electronix, Inc. (a)	21,997	375,929
Napco Security Technolgies, Inc. (a)	17,472	58,881
National Instruments Corp.	220,244	5,356,334
Neonode, Inc. (a)(d)	53,267	206,676
NetList, Inc. (a)(d)	52,442	41,010
Newport Corp. (a)	83,396	1,062,465
OSI Systems, Inc. (a)	44,959	2,755,088
Par Technology Corp. (a)	27,309	137,091
Parametric Sound Corp. (a)(d)	4,660	22,042
Park Electrochemical Corp.	43,720	1,065,456
PC Connection, Inc.	44,665	473,449
PC Mall, Inc. (a)	19,862	117,782
Perceptron, Inc.	25,360	147,342
Planar Systems, Inc. (a)	44,256	57,975
Plexus Corp. (a)	84,283	1,951,151
Power-One, Inc. (a)	276,192	1,146,197
Pulse Electronics Corp. (a)	91,084	29,147
RadiSys Corp. (a)	64,186	144,419
RealD, Inc. (a)(d)	106,727	1,127,037
Research Frontiers, Inc. (a)(d)	45,641	165,220
RF Industries Ltd.	13,982	61,101
Richardson Electronics Ltd.	36,856	403,573
Rofin-Sinar Technologies, Inc. (a)(d)	64,495	1,364,069
Rogers Corp. (a)	36,370	1,615,919
Sanmina Corp. (a)	230,139	2,167,909
ScanSource, Inc. (a)	63,898	1,888,186
Sigmatron International, Inc. (a)	762	3,132
Superconductor Technologies, Inc. (a)(d)	141,606	38,177
SYNNEX Corp. (a)(d)	61,037	2,015,442
Tech Data Corp. (a)(d)	104,357	4,609,449
Trimble Navigation Ltd. (a)	298,952	16,633,689
TTM Technologies, Inc. (a)	122,204	1,102,280
Uni-Pixel, Inc. (a)	21,829	173,322
Universal Display Corp. (a)(d)	93,523	2,233,329
Viasystems Group, Inc. (a)	12,420	145,687

	Shares	Value
Vishay Intertechnology, Inc. (a)(d)	363,544	$ 3,526,377
Vishay Precision Group, Inc. (a)	27,407	334,365
Wayside Technology Group, Inc.	460	5,129
Wireless Ronin Technologies, Inc. (a)	59,672	36,824
Wireless Telecom Group, Inc. (a)	11,376	14,334
Zygo Corp. (a)	36,393	538,252
		134,957,678
Internet Software & Services - 2.5%
Active Network, Inc. (a)(d)	78,227	419,297
Ancestry.com, Inc. (a)	63,850	2,017,660
Angie's List, Inc. (d)	72,127	801,331
AOL, Inc.	201,164	7,547,673
Autobytel, Inc. (a)	18,975	72,485
Bankrate, Inc. (a)(d)	106,485	1,281,015
Bazaarvoice, Inc. (d)	84,138	822,870
Blucora, Inc. (a)	94,187	1,389,258
Bridgeline Digital, Inc. (a)	24,241	52,603
Brightcove, Inc.	28,586	277,856
BroadVision, Inc. (a)(d)	7,417	67,421
Carbonite, Inc. (a)(d)	42,143	402,044
comScore, Inc. (a)(d)	102,141	1,359,497
Constant Contact, Inc. (a)(d)	67,949	905,081
Cornerstone OnDemand, Inc. (a)	72,224	2,025,161
CoStar Group, Inc. (a)(d)	64,562	5,607,855
Crexendo, Inc.	12,555	33,145
DealerTrack Holdings, Inc. (a)	94,409	2,538,658
Demand Media, Inc. (a)(d)	75,488	671,843
Demandware, Inc. (d)	19,741	540,706
Dice Holdings, Inc. (a)(d)	105,899	910,731
Digital River, Inc. (a)(d)	90,961	1,328,940
E2open, Inc.	2,609	36,813
EarthLink, Inc.	265,160	1,750,056
eGain Communications Corp. (a)(d)	32,997	141,227
Equinix, Inc. (a)	115,254	21,409,583
ExactTarget, Inc.	49,762	1,025,595
Facebook, Inc. Class A (d)	1,188,721	33,284,188
FriendFinder Networks, Inc. (a)(d)	90,515	59,740
GlowPoint, Inc. (a)	51,449	101,869
IAC/InterActiveCorp	195,845	9,234,092
Internap Network Services Corp. (a)(d)	107,514	641,859
Internet Media Services, Inc. (a)	7,375	74
Internet Patents Corp.	283	1,135
IntraLinks Holdings, Inc. (a)	118,223	779,090
Inuvo, Inc. (a)(d)	37,507	49,134
iPass, Inc. (a)	114,238	209,056
j2 Global, Inc. (d)	119,133	3,602,582
Keynote Systems, Inc.	36,547	497,405
KIT digital, Inc. (a)(d)	140,741	106,259
Limelight Networks, Inc. (a)(d)	135,298	262,478
LinkedIn Corp. (a)	159,285	17,225,080
Liquidity Services, Inc. (a)	57,097	2,344,403
LivePerson, Inc. (a)(d)	112,514	1,484,060
Local Corp. (a)(d)	49,826	128,053
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc. (a)(d)	49,995	$ 1,069,893
LookSmart Ltd. (a)	44,306	37,660
Marchex, Inc. Class B	52,192	217,119
Market Leader, Inc. (a)	33,307	221,492
MeetMe, Inc. (a)(d)	65,453	229,740
Millennial Media, Inc. (d)	26,026	357,858
Monster Worldwide, Inc. (a)(d)	275,659	1,499,585
Move, Inc. (a)	78,204	588,876
NIC, Inc. (d)	139,870	2,099,449
Onvia.com, Inc. (a)	2,326	8,281
OpenTable, Inc. (a)(d)	53,971	2,422,758
Perficient, Inc. (a)(d)	61,052	664,856
QuinStreet, Inc. (a)(d)	73,086	456,788
Rackspace Hosting, Inc. (a)	266,148	18,396,150
RealNetworks, Inc. (a)	63,414	461,020
Reis, Inc. (a)	12,850	164,866
Responsys, Inc. (a)	56,800	370,336
Saba Software, Inc. (a)	73,699	576,326
SciQuest, Inc. (a)	44,604	726,599
Selectica, Inc. (a)	2,268	11,794
Spark Networks, Inc. (a)	9,898	59,487
SPS Commerce, Inc. (a)	32,061	1,181,768
Stamps.com, Inc. (a)	52,541	1,332,965
Support.com, Inc. (a)	144,855	637,362
Synacor, Inc. (d)	22,818	145,579
TechTarget, Inc. (a)	30,780	167,135
TheStreet.com, Inc.	58,323	97,983
Travelzoo, Inc. (a)(d)	15,274	268,211
Trulia, Inc. (d)	14,706	261,473
United Online, Inc.	197,755	1,131,159
Unwired Planet, Inc. (a)(d)	210,780	288,769
ValueClick, Inc. (a)(d)	186,200	3,513,594
Vocus, Inc. (a)(d)	45,043	768,434
Web.com Group, Inc. (a)(d)	71,583	1,081,619
WebMD Health Corp. (a)(d)	125,513	1,763,458
WebMediaBrands, Inc. (a)	5,114	11,813
World Energy Solutions, Inc. (a)	2,295	10,006
XO Group, Inc. (a)(d)	65,794	519,773
Yelp, Inc. (d)	36,102	682,689
Zix Corp. (a)	168,463	461,589
		170,413,273
IT Services - 2.1%
Acxiom Corp. (a)	177,555	3,140,948
Alliance Data Systems Corp. (a)(d)	119,383	17,010,884
Analysts International Corp. (a)	4,541	14,667
Booz Allen Hamilton Holding Corp. Class A (d)	89,842	1,258,686
Broadridge Financial Solutions, Inc.	274,232	6,474,618
CACI International, Inc. Class A (a)(d)	63,775	3,262,091

	Shares	Value
Cardtronics, Inc. (a)	98,665	$ 2,263,375
Cass Information Systems, Inc.	21,038	988,576
Ciber, Inc. (a)	139,655	424,551
Computer Task Group, Inc. (a)(d)	35,213	642,285
Convergys Corp.	249,199	3,889,996
CoreLogic, Inc. (a)	261,395	6,754,447
CSG Systems International, Inc. (a)(d)	78,983	1,467,504
CSP, Inc.	3,555	19,197
DST Systems, Inc.	76,200	4,392,168
Dynamics Research Corp. (a)	25,485	134,561
Edgewater Technology, Inc. (a)	11,761	44,574
EPAM Systems, Inc. (d)	27,409	563,803
Euronet Worldwide, Inc. (a)(d)	105,686	2,352,570
ExlService Holdings, Inc. (a)	54,187	1,454,921
FleetCor Technologies, Inc. (a)	103,031	5,377,188
Forrester Research, Inc.	32,652	914,583
Gartner, Inc. Class A (a)(d)	221,119	10,587,178
Genpact Ltd.	314,166	5,042,364
Global Cash Access Holdings, Inc. (a)	148,924	1,172,032
Global Payments, Inc.	193,632	8,502,381
Hackett Group, Inc. (a)	102,623	365,338
Heartland Payment Systems, Inc.	89,809	2,661,041
Higher One Holdings, Inc. (a)(d)	83,069	734,330
iGate Corp. (a)	66,307	993,942
Information Services Group, Inc. (a)	46,725	46,725
Innodata, Inc. (a)	58,124	215,059
Jack Henry & Associates, Inc.	200,771	7,803,969
Lender Processing Services, Inc.	201,288	5,002,007
Lionbridge Technologies, Inc. (a)	146,424	601,803
ManTech International Corp. Class A	65,288	1,630,894
Mattersight Corp. (a)	15,883	81,162
Maximus, Inc.	88,092	5,548,915
ModusLink Global Solutions, Inc. (a)	101,501	337,998
MoneyGram International, Inc. (a)	44,862	538,793
NCI, Inc. Class A (a)(d)	29,120	122,304
NeuStar, Inc. Class A (a)(d)	155,646	6,256,969
Newtek Business Services, Inc. (a)	5,503	10,181
Official Payments Holdings, Inc. (a)	27,138	138,132
Online Resources Corp. (a)	46,607	107,662
PFSweb, Inc. (a)	60,946	148,099
PRG-Schultz International, Inc. (a)	45,131	288,387
Rainmaker Systems, Inc. (a)	15,480	11,918
Sapient Corp. (a)(d)	279,486	2,959,757
ServiceSource International, Inc. (a)	112,672	578,007
StarTek, Inc. (a)	22,269	93,084
Storage Engine, Inc. (a)	500	0
Syntel, Inc.	35,416	2,130,627
Teletech Holdings, Inc. (a)	95,903	1,632,269
The Management Network Group, Inc. (a)	2,929	6,825
TNS, Inc. (a)	54,495	795,627
Unisys Corp. (a)(d)	98,708	1,705,674
Vantiv, Inc. (d)	90,061	1,951,622
VeriFone Systems, Inc. (a)(d)	259,177	7,876,389
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Virtusa Corp. (a)	45,284	$ 709,147
WEX, Inc. (a)(d)	95,820	6,895,207
WidePoint Corp. (a)	102,981	42,222
WPCS International, Inc. (a)	38,998	19,889
		149,192,122
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	4,636,219
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	78,334	1,001,892
AEHR Test Systems (a)	9,000	8,010
Aetrium, Inc. (a)	6,743	3,911
Amkor Technology, Inc. (a)(d)	216,408	919,734
Amtech Systems, Inc. (a)(d)	19,914	64,521
ANADIGICS, Inc. (a)	156,061	282,470
Applied Micro Circuits Corp. (a)	210,775	1,439,593
Atmel Corp. (a)	1,044,496	5,838,733
ATMI, Inc. (a)	76,660	1,527,067
Axcelis Technologies, Inc. (a)	244,233	241,791
AXT, Inc. (a)	91,754	258,746
Brooks Automation, Inc.	168,253	1,295,548
BTU International, Inc. (a)	13,926	29,105
Cabot Microelectronics Corp. (d)	56,186	1,832,787
Cascade Microtech, Inc. (a)	15,468	86,930
Cavium, Inc. (a)(d)	118,179	4,163,446
Ceva, Inc. (a)	52,616	795,028
Cirrus Logic, Inc. (a)(d)	161,310	5,052,229
Cohu, Inc.	53,812	521,976
Cree, Inc. (a)(d)	276,407	8,930,710
CVD Equipment Corp. (a)(d)	8,902	78,694
CyberOptics Corp. (a)	9,297	68,798
Cymer, Inc. (a)	73,969	6,487,081
Cypress Semiconductor Corp.	376,336	3,819,810
DayStar Technologies, Inc. (a)	3,735	4,743
Diodes, Inc. (a)(d)	70,667	1,069,898
DSP Group, Inc. (a)	46,628	276,038
Entegris, Inc. (a)	300,372	2,691,333
Entropic Communications, Inc. (a)	192,127	997,139
Exar Corp. (a)(d)	117,125	960,425
Fairchild Semiconductor International, Inc. (a)	278,911	3,720,673
FormFactor, Inc. (a)	119,495	529,363
GigOptix, Inc. (a)	52,290	106,149
GSI Technology, Inc. (a)	42,569	240,089
GT Advanced Technologies, Inc. (a)(d)	320,977	1,081,692
Hittite Microwave Corp. (a)(d)	77,384	4,695,661
Ikanos Communications, Inc. (a)	115,443	153,539
Inphi Corp. (a)	47,066	367,115
Integrated Device Technology, Inc. (a)(d)	335,484	2,103,485
Integrated Silicon Solution, Inc. (a)(d)	51,768	453,488
Intermolecular, Inc.	28,137	196,959

	Shares	Value
International Rectifier Corp. (a)(d)	185,703	$ 3,171,807
Intersil Corp. Class A	278,297	1,984,258
Intest Corp.	34,005	81,952
IXYS Corp.	59,965	485,717
Kopin Corp. (a)(d)	153,988	494,301
Kulicke & Soffa Industries, Inc. (a)	219,474	2,508,588
Lattice Semiconductor Corp. (a)	255,977	1,013,669
LTX-Credence Corp. (a)	104,147	591,555
M/A-COM Technology Solutions, Inc.	23,546	332,470
Marvell Technology Group Ltd.	1,191,439	10,103,403
Mattson Technology, Inc. (a)	136,613	116,121
Maxim Integrated Products, Inc.	716,887	20,925,932
MaxLinear, Inc. Class A (a)	37,470	201,214
MEMC Electronic Materials, Inc. (a)	536,624	1,572,308
MEMSIC, Inc. (a)	20,654	66,506
Micrel, Inc.	106,931	1,027,607
Microsemi Corp. (a)	195,963	3,750,732
Mindspeed Technologies, Inc. (a)	64,454	233,968
MIPS Technologies, Inc. (a)	115,423	870,289
MKS Instruments, Inc.	128,708	3,121,169
Monolithic Power Systems, Inc. (a)	82,168	1,738,675
MoSys, Inc. (a)(d)	79,294	253,741
Nanometrics, Inc. (a)	47,327	684,348
NeoPhotonics Corp. (a)	37,763	202,787
NVE Corp. (a)(d)	11,458	608,420
Omnivision Technologies, Inc. (a)(d)	127,409	1,923,876
ON Semiconductor Corp. (a)	1,070,450	7,097,084
PDF Solutions, Inc. (a)	51,709	717,721
Peregrine Semiconductor Corp.	13,204	223,544
Pericom Semiconductor Corp. (a)	65,839	495,109
Photronics, Inc. (a)(d)	127,744	657,882
Pixelworks, Inc. (a)	35,295	81,179
PLX Technology, Inc. (a)	94,818	435,215
PMC-Sierra, Inc. (a)	528,027	2,719,339
Power Integrations, Inc.	64,053	1,992,689
QuickLogic Corp. (a)(d)	98,963	203,864
Rambus, Inc. (a)(d)	251,235	1,228,539
RF Micro Devices, Inc. (a)(d)	662,442	2,861,749
Rubicon Technology, Inc. (a)(d)	35,909	230,536
Rudolph Technologies, Inc. (a)(d)	66,160	731,730
Semtech Corp. (a)(d)	151,071	4,131,792
Sigma Designs, Inc. (a)	73,525	422,769
Silicon Image, Inc. (a)	188,435	878,107
Silicon Laboratories, Inc. (a)(d)	98,854	4,134,074
Skyworks Solutions, Inc. (a)	456,665	10,343,462
Spansion, Inc. Class A	142,425	1,669,221
Spire Corp. (a)	200	96
STR Holdings, Inc. (a)(d)	118,407	280,625
SunPower Corp. (a)(d)	103,185	474,651
Supertex, Inc.	23,977	435,902
Tessera Technologies, Inc.	117,977	1,917,126
TranSwitch Corp. (a)	48,274	35,047
TriQuint Semiconductor, Inc. (a)	361,845	1,830,936
Ultra Clean Holdings, Inc. (a)	51,157	246,577
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	57,560	$ 1,889,119
Veeco Instruments, Inc. (a)(d)	104,674	2,979,022
Vitesse Semiconductor Corp. (a)(d)	78,832	171,854
Volterra Semiconductor Corp. (a)	56,421	990,753
		174,969,125
Software - 4.0%
Accelrys, Inc. (a)(d)	120,176	1,058,751
ACI Worldwide, Inc. (a)(d)	94,718	4,083,293
Activision Blizzard, Inc.	1,012,180	11,579,339
Actuate Corp. (a)	89,294	475,937
Advent Software, Inc. (a)(d)	68,265	1,519,579
American Software, Inc. Class A	56,018	452,065
ANSYS, Inc. (a)	218,666	14,504,116
Aspen Technology, Inc. (a)(d)	216,039	5,614,854
Astea International, Inc. (a)	13,242	36,548
Asure Software, Inc. (a)	1,517	8,510
Blackbaud, Inc.	102,921	2,299,255
Bottomline Technologies, Inc. (a)(d)	81,653	2,001,315
BroadSoft, Inc. (a)	69,547	2,199,772
BSQUARE Corp. (a)	30,361	88,958
Cadence Design Systems, Inc. (a)(d)	607,766	7,736,861
Callidus Software, Inc. (a)(d)	65,801	277,022
Cinedigm Digital Cinema Corp. (a)	50,701	73,009
CommVault Systems, Inc. (a)(d)	99,996	6,635,735
Compuware Corp. (a)	478,943	4,478,117
Comverse Technology, Inc.	469,044	1,669,797
Comverse, Inc.	46,904	1,349,428
Concur Technologies, Inc. (a)(d)	113,580	7,463,342
Cover-All Technologies, Inc. (a)	2,815	3,097
Datawatch Corp. (a)	5,578	84,116
Digimarc Corp.	13,264	246,312
Ebix, Inc. (d)	70,033	1,177,255
Ellie Mae, Inc. (a)	34,300	851,326
Eloqua, Inc.	20,413	368,455
Envivio, Inc. (d)	17,506	28,360
EPIQ Systems, Inc.	103,997	1,246,924
ePlus, Inc.	9,557	386,485
Evolving Systems, Inc.	12,044	79,972
FactSet Research Systems, Inc.	95,676	8,839,506
Fair Isaac Corp.	90,000	3,853,800
FalconStor Software, Inc. (a)	86,450	206,616
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	310,625	6,206,288
Globalscape, Inc. (a)	6,122	9,244
Glu Mobile, Inc. (a)(d)	116,341	332,735
GSE Systems, Inc. (a)	33,148	63,976
Guidance Software, Inc. (a)	20,946	233,548
Guidewire Software, Inc.	69,058	2,064,834
Imperva, Inc.	23,670	728,089
Infoblox, Inc.	84,018	1,592,981
Informatica Corp. (a)	258,586	6,948,206

	Shares	Value
Interactive Intelligence Group, Inc. (a)	39,218	$ 1,259,682
JDA Software Group, Inc. (a)	99,966	4,464,482
Jive Software, Inc. (d)	52,564	760,075
Kenexa Corp. (a)	64,865	2,978,601
Majesco Entertainment Co. (a)(d)	169,132	155,601
Manhattan Associates, Inc. (a)	59,488	3,405,093
Marlborough Software Development Holdings, Inc.	3,682	736
Mentor Graphics Corp. (a)	226,012	3,374,359
MICROS Systems, Inc. (a)(d)	197,693	8,591,738
MicroStrategy, Inc. Class A (a)	21,893	1,937,312
Mitek Systems, Inc. (a)(d)	72,082	171,555
Monotype Imaging Holdings, Inc.	75,440	1,154,986
Motricity, Inc. (a)(d)	112,960	96,298
NetScout Systems, Inc. (a)	78,961	1,983,500
NetSol Technologies, Inc. (a)	16,096	105,268
NetSuite, Inc. (a)(d)	78,193	4,661,867
Nuance Communications, Inc. (a)(d)	580,451	12,909,230
Opnet Technologies, Inc.	45,470	1,888,824
Parametric Technology Corp. (a)	270,932	5,483,664
Park City Group, Inc. (a)	3,053	9,190
Peerless Systems Corp. (a)	15,698	57,769
Pegasystems, Inc.	35,467	721,399
Pervasive Software, Inc. (a)	25,547	224,814
Progress Software Corp. (a)	171,703	3,452,947
Proofpoint, Inc.	27,128	298,408
PROS Holdings, Inc. (a)	42,032	745,227
QAD, Inc. Class B	24,367	295,328
QLIK Technologies, Inc. (a)	176,213	3,415,008
Qualys, Inc.	18,211	243,663
RealPage, Inc. (a)(d)	86,942	1,720,582
Rosetta Stone, Inc. (a)	28,088	358,965
Rovi Corp. (a)	268,338	4,116,305
SeaChange International, Inc. (a)	69,895	646,529
ServiceNow, Inc. (d)	29,503	962,683
Smith Micro Software, Inc. (a)	72,854	90,339
SolarWinds, Inc. (a)	150,002	8,404,612
Solera Holdings, Inc.	172,361	8,921,405
Sonic Foundry, Inc. (a)	2,194	15,468
Sourcefire, Inc. (a)(d)	69,637	3,428,230
Splunk, Inc. (d)	59,662	1,801,792
SS&C Technologies Holdings, Inc. (a)	89,284	2,106,210
Synchronoss Technologies, Inc. (a)(d)	71,953	1,313,862
Synopsys, Inc. (a)	359,249	11,783,367
Take-Two Interactive Software, Inc. (a)	211,593	2,617,405
Tangoe, Inc. (a)	73,489	958,297
TeleCommunication Systems, Inc. Class A (a)	110,511	248,650
TeleNav, Inc. (a)	41,916	339,100
THQ, Inc. (a)(d)	13,920	20,184
TIBCO Software, Inc. (a)	387,613	9,709,706
TiVo, Inc. (a)	322,529	3,773,589
Tyler Technologies, Inc. (a)	75,793	3,556,208
Ultimate Software Group, Inc. (a)(d)	68,452	6,469,399
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Vasco Data Security International, Inc. (a)(d)	64,183	$ 482,014
Verint Systems, Inc. (a)	43,778	1,215,715
Versant Corp. (a)	12,238	156,891
VirnetX Holding Corp. (a)(d)	105,277	3,628,898
VMware, Inc. Class A (a)(d)	203,356	18,495,228
Vringo, Inc. (a)(d)	112,758	400,291
Wave Systems Corp. Class A (a)(d)	226,143	142,470
Websense, Inc. (a)	80,067	1,117,735
Workday, Inc. (d)	54,396	2,725,240
Zynga, Inc.	1,093,068	2,688,947
		280,420,668
TOTAL INFORMATION TECHNOLOGY		1,040,216,295
MATERIALS - 5.7%
Chemicals - 2.6%
A. Schulman, Inc.	65,137	1,705,287
ADA-ES, Inc. (a)(d)	36,134	590,791
Albemarle Corp.	215,350	12,875,777
American Pacific Corp. (a)	11,292	130,874
American Vanguard Corp.	65,053	2,164,313
Arabian AmericanDevelopment Co. (a)	42,258	343,558
Ashland, Inc.	172,373	12,224,693
Balchem Corp.	69,438	2,482,409
Cabot Corp.	139,254	5,254,053
Calgon Carbon Corp. (a)(d)	128,441	1,739,091
Celanese Corp. Class A	381,142	15,642,068
Cereplast, Inc. (a)	22,207	1,999
Chase Corp.	12,286	211,934
Chemtura Corp. (a)	229,383	4,661,063
Clean Diesel Technologies, Inc. (a)(d)	33,479	77,671
Core Molding Technologies, Inc. (a)	11,521	78,919
Cytec Industries, Inc.	109,846	7,539,829
Ferro Corp. (a)	176,641	506,960
Flotek Industries, Inc. (a)(d)	137,545	1,588,645
FutureFuel Corp.	37,342	423,832
Georgia Gulf Corp. (d)	81,928	3,757,218
GSE Holding, Inc.	16,500	115,665
H.B. Fuller Co.	117,790	3,869,402
Hawkins, Inc.	17,707	708,280
Huntsman Corp.	463,833	7,625,415
Innophos Holdings, Inc.	51,856	2,484,421
Intrepid Potash, Inc. (d)	143,302	3,049,467
KMG Chemicals, Inc.	19,780	360,392
Koppers Holdings, Inc.	50,513	1,787,655
Kraton Performance Polymers, Inc. (a)	74,268	1,744,555
Kronos Worldwide, Inc. (d)	60,714	978,103
Landec Corp. (a)	84,086	845,905
LSB Industries, Inc. (a)	45,830	1,532,097

	Shares	Value
Material Sciences Corp. (a)	23,734	$ 213,369
Minerals Technologies, Inc.	47,574	3,520,476
NewMarket Corp.	25,389	6,736,971
Northern Technologies International Corp. (a)	1,103	11,471
Olin Corp.	176,972	3,668,630
OM Group, Inc. (a)(d)	76,699	1,531,679
OMNOVA Solutions, Inc. (a)(d)	103,204	765,774
Penford Corp. (a)	27,329	200,868
PolyOne Corp.	209,040	4,210,066
Quaker Chemical Corp.	29,803	1,450,810
Rockwood Holdings, Inc.	179,115	8,216,005
RPM International, Inc.	305,987	8,876,683
Senomyx, Inc. (a)(d)	114,790	198,587
Sensient Technologies Corp.	116,292	4,209,770
Spartech Corp. (a)	67,518	599,560
Stepan Co.	17,868	1,785,907
The Scotts Miracle-Gro Co. Class A	104,032	4,313,167
TOR Minerals International, Inc. (a)	3,831	44,018
TPC Group, Inc. (a)	35,642	1,711,885
Tredegar Corp.	52,134	982,726
Tronox Ltd. Class A	57,314	887,221
Valhi, Inc.	64,947	781,962
Valspar Corp.	207,434	13,022,707
W.R. Grace & Co. (a)	167,025	10,935,127
Westlake Chemical Corp.	46,385	3,358,738
Zep, Inc.	50,668	628,283
Zoltek Companies, Inc. (a)(d)	65,740	463,467
		182,428,268
Construction Materials - 0.3%
Eagle Materials, Inc.	123,296	6,561,813
Headwaters, Inc. (a)	152,814	1,161,386
Martin Marietta Materials, Inc.	102,516	9,226,440
Texas Industries, Inc. (a)(d)	58,355	2,708,839
U.S. Concrete, Inc. (a)	25,199	209,404
United States Lime & Minerals, Inc. (a)	7,538	331,144
		20,199,026
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	810,700
Aptargroup, Inc.	156,375	7,454,396
Berry Plastics Group, Inc.	70,965	1,058,088
Boise, Inc.	247,252	2,027,466
Crown Holdings, Inc. (a)	371,357	13,870,184
Graphic Packaging Holding Co. (a)	299,085	1,941,062
Greif, Inc. Class A	90,875	3,728,601
MOD-PAC Corp. (sub. vtg.) (a)	3,740	25,245
Myers Industries, Inc.	100,702	1,497,439
Packaging Corp. of America	238,810	8,702,236
Rock-Tenn Co. Class A	168,337	10,948,638
Silgan Holdings, Inc.	114,111	5,075,657
Sonoco Products Co.	228,345	6,866,334
UFP Technologies, Inc. (a)	15,846	263,519
		64,269,565
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.4%
A.M. Castle & Co. (a)(d)	38,879	$ 496,096
AK Steel Holding Corp. (d)	317,663	1,273,829
Allied Nevada Gold Corp. (a)(d)	201,455	6,557,360
Amcol International Corp.	61,309	1,850,919
Carpenter Technology Corp.	104,412	5,059,806
Century Aluminum Co. (a)	132,753	1,031,491
Coeur d'Alene Mines Corp. (a)	216,718	5,040,861
Commercial Metals Co.	258,548	3,503,325
Compass Minerals International, Inc.	82,516	6,304,222
Comstock Mining, Inc. (a)(d)	83,725	187,544
Friedman Industries	15,788	157,880
General Moly, Inc. (a)(d)	202,841	760,654
Globe Specialty Metals, Inc.	142,847	1,979,859
Golden Minerals Co. (a)(d)	115,781	461,966
Handy & Harman Ltd. (a)	41,326	581,457
Haynes International, Inc.	28,672	1,334,395
Hecla Mining Co. (d)	675,256	3,916,485
Horsehead Holding Corp. (a)	105,544	981,559
Kaiser Aluminum Corp.	38,480	2,342,278
Materion Corp.	41,932	859,606
McEwen Mining, Inc. (a)(d)	645,485	2,388,295
Metals USA Holdings Corp.	48,992	766,235
Mines Management, Inc. (a)(d)	69,165	78,848
Molycorp, Inc. (a)(d)	233,599	2,095,383
Noranda Aluminium Holding Corp.	148,530	880,783
Olympic Steel, Inc.	20,461	404,514
Reliance Steel & Aluminum Co.	179,214	10,107,670
Royal Gold, Inc.	153,729	12,415,154
RTI International Metals, Inc. (a)(d)	67,771	1,680,721
Schnitzer Steel Industries, Inc. Class A	54,052	1,523,726
Silver Bull Resources, Inc. (a)(d)	148,902	71,458
Solitario Exploration & Royalty Corp. (a)	57,827	90,788
Steel Dynamics, Inc.	537,283	6,941,696
Stillwater Mining Co. (a)(d)	313,830	3,602,768
SunCoke Energy, Inc. (a)	184,578	2,999,393
Synalloy Corp.	9,327	123,769
Timberline Resources Corp. (a)(d)	213,150	66,077
U.S. Silica Holdings, Inc. (d)	34,554	501,724
Universal Stainless & Alloy Products, Inc. (a)	14,191	489,731
US Antimony Corp. (a)(d)	61,920	121,982
Walter Energy, Inc.	146,103	4,412,311
Worthington Industries, Inc.	122,406	2,883,885
		99,328,503
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc.	86,916	2,409,312
Clearwater Paper Corp. (a)	61,188	2,432,223
Deltic Timber Corp.	29,841	2,060,521
Domtar Corp.	84,180	6,743,660

	Shares	Value
Kapstone Paper & Packaging Corp.	96,111	$ 2,106,753
Louisiana-Pacific Corp. (a)	330,568	5,758,495
Neenah Paper, Inc.	32,380	908,583
P.H. Glatfelter Co. (d)	142,034	2,413,158
Resolute Forest Products (a)(d)	226,228	2,649,130
Schweitzer-Mauduit International, Inc.	87,906	3,293,838
Verso Paper Corp. (a)(d)	31,277	35,656
Wausau-Mosinee Paper Corp.	98,528	826,650
		31,637,979
TOTAL MATERIALS		397,863,341
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	207,358	1,368,563
Alaska Communication Systems Group, Inc. (d)	97,590	215,674
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc.	21,199	781,819
Cbeyond, Inc. (a)	66,391	493,285
Cincinnati Bell, Inc. New (a)(d)	448,018	2,387,936
Cogent Communications Group, Inc.	126,168	2,667,192
Consolidated Communications Holdings, Inc. (d)	90,904	1,367,196
Elephant Talk Communication, Inc. (a)(d)	200,060	236,071
FairPoint Communications, Inc. (a)(d)	49,340	369,557
General Communications, Inc. Class A (a)	82,347	694,185
Globalstar, Inc. (a)(d)	237,229	92,519
Hawaiian Telcom Holdco, Inc. (a)	21,226	381,007
HickoryTech Corp.	34,243	332,842
IDT Corp. Class B	44,462	407,717
inContact, Inc. (a)	115,976	603,075
Iridium Communications, Inc. (a)(d)	169,319	1,044,698
Level 3 Communications, Inc. (a)(d)	387,751	7,312,984
Lumos Networks Corp.	42,527	416,339
Multiband Corp. (a)	27,198	40,253
Neutral Tandem, Inc.	104,102	280,034
ORBCOMM, Inc. (a)	78,686	265,959
Premiere Global Services, Inc. (a)	109,608	930,572
Primus Telecommunications Group, Inc.	26,065	295,577
Towerstream Corp. (a)(d)	163,311	551,991
tw telecom, inc. (a)	379,421	9,747,325
Vonage Holdings Corp. (a)	329,256	800,092
Warwick Valley Telephone Co.	11,334	129,661
		34,214,123
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(d)	25,257	179,072
Clearwire Corp. Class A (a)(d)	1,014,441	2,353,503
Leap Wireless International, Inc. (a)(d)	140,047	910,306
NII Holdings, Inc. (a)(d)	397,335	2,014,488
NTELOS Holdings Corp.	30,862	398,120
SBA Communications Corp. Class A (a)(d)	284,586	19,585,209
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Shenandoah Telecommunications Co.	52,949	$ 735,991
Telephone & Data Systems, Inc.	244,221	5,619,525
U.S. Cellular Corp. (a)	37,864	1,319,560
USA Mobility, Inc.	61,882	715,356
		33,831,130
TOTAL TELECOMMUNICATION SERVICES		68,045,253
UTILITIES - 3.7%
Electric Utilities - 1.4%
Allete, Inc.	70,795	2,775,872
Cleco Corp.	155,364	6,259,616
El Paso Electric Co.	107,795	3,433,271
Empire District Electric Co.	95,380	1,907,600
Great Plains Energy, Inc.	358,104	7,251,606
Hawaiian Electric Industries, Inc.	224,541	5,593,316
IDACORP, Inc.	110,183	4,705,916
ITC Holdings Corp.	120,734	9,483,656
MGE Energy, Inc.	67,449	3,409,547
NV Energy, Inc.	535,396	9,813,809
OGE Energy Corp.	231,992	13,253,703
Otter Tail Corp. (d)	105,764	2,562,662
PNM Resources, Inc.	211,467	4,468,298
Portland General Electric Co.	159,101	4,300,500
UIL Holdings Corp.	113,845	4,083,620
Unitil Corp.	33,222	857,128
UNS Energy Corp. (d)	96,657	4,115,655
Westar Energy, Inc.	282,081	8,095,725
		96,371,500
Gas Utilities - 0.9%
Atmos Energy Corp.	221,530	7,755,765
Chesapeake Utilities Corp.	26,929	1,211,805
Delta Natural Gas Co., Inc.	13,699	279,186
Gas Natural, Inc.	13,409	127,654
Laclede Group, Inc.	50,946	2,074,012
National Fuel Gas Co.	201,886	10,514,223
New Jersey Resources Corp.	97,501	3,956,591
Northwest Natural Gas Co.	72,448	3,177,569
Piedmont Natural Gas Co., Inc. (d)	174,649	5,389,668
Questar Corp.	407,335	7,991,913
RGC Resources, Inc.	2,242	40,199
South Jersey Industries, Inc.	66,951	3,345,541
Southwest Gas Corp.	104,471	4,381,514
UGI Corp.	259,506	8,620,789
WGL Holdings, Inc.	128,154	5,005,695
		63,872,124
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	66,943	137,903
Black Hills Corp.	103,741	3,702,516

	Shares	Value
Calpine Corp. (a)	921,468	$ 15,904,538
Dynegy, Inc. (a)(d)	206,040	3,811,740
Genie Energy Ltd. Class B	48,524	331,419
GenOn Energy, Inc. (a)	1,922,676	4,902,824
Ormat Technologies, Inc.	66,515	1,225,206
Synthesis Energy Systems, Inc. (a)	108,052	128,582
US Geothermal, Inc. (a)(d)	223,992	78,397
		30,223,125
Multi-Utilities - 0.5%
Alliant Energy Corp.	272,070	12,194,177
Avista Corp.	131,382	3,115,067
CH Energy Group, Inc.	41,279	2,691,804
MDU Resources Group, Inc.	446,029	9,241,721
NorthWestern Energy Corp.	86,242	2,991,735
Vectren Corp.	189,754	5,550,305
		35,784,809
Water Utilities - 0.5%
American States Water Co.	47,115	2,143,733
American Water Works Co., Inc.	401,659	15,331,324
Aqua America, Inc.	328,449	8,388,587
Artesian Resources Corp. Class A	17,456	362,561
Cadiz, Inc. (a)(d)	34,362	293,795
California Water Service Group	132,314	2,381,652
Connecticut Water Service, Inc.	21,351	658,465
Middlesex Water Co.	51,194	957,840
Pure Cycle Corp. (a)	69,664	176,250
SJW Corp.	32,982	806,740
York Water Co.	39,414	686,986
		32,187,933
TOTAL UTILITIES		258,439,491
TOTAL COMMON STOCKS (Cost $6,064,281,181)		6,922,619,441
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 12/27/12 to 5/23/13 (e) (Cost $2,998,591)	$ 3,000,000	2,998,744
Money Market Funds - 15.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	35,274,530	$ 35,274,530
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,062,381,396	1,062,381,396
TOTAL MONEY MARKET FUNDS (Cost $1,097,655,926)		1,097,655,926
TOTAL INVESTMENT PORTFOLIO - 114.9% (Cost $7,164,935,698)		8,023,274,111
NET OTHER ASSETS (LIABILITIES) - (14.9)%		(1,041,917,163)
NET ASSETS - 100%		$ 6,981,356,948
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
242 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 24,185,480	$ 275,442
441 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	36,192,870	27,004
TOTAL EQUITY INDEX CONTRACTS		$ 60,378,350	$ 302,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,998,744.
The face value of futures purchased as a percentage of net assets is 0.9%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,579
Fidelity Securities Lending Cash Central Fund	11,468,370
Total	$ 11,550,949
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,128,964,002	$ 1,128,964,001	$ -	$ 1
Consumer Staples	247,451,867	247,451,867	-	-
Energy	441,948,183	441,948,183	-	-
Financials	1,562,421,909	1,562,419,733	-	2,176
Health Care	742,404,913	742,404,909	-	4
Industrials	1,034,864,187	1,034,864,187	-	-
Information Technology	1,040,216,295	1,040,216,295	-	-
Materials	397,863,341	397,863,341	-	-
Telecommunication Services	68,045,253	68,045,253	-	-
Utilities	258,439,491	258,439,491	-	-
U.S. Government and Government Agency Obligations	2,998,744	-	2,998,744	-
Money Market Funds	1,097,655,926	1,097,655,926	-	-
Total Investments in Securities:	$ 8,023,274,111	$ 8,020,273,186	$ 2,998,744	$ 2,181
Derivative Instruments:
Assets
Futures Contracts	$ 302,446	$ 302,446	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $7,179,868,477. Net unrealized appreciation aggregated $843,405,634, of which $1,848,628,137 related to appreciated investment securities and $1,005,222,503 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2012

1.810719.108

SPI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 8.8%
AGL Energy Ltd.	470,313	$ 7,053,064
ALS Ltd.	288,322	2,858,482
Alumina Ltd.	2,050,094	2,039,047
Amcor Ltd.	1,018,259	8,394,975
AMP Ltd.	2,392,848	11,487,010
APA Group unit	698,390	4,081,503
Asciano Ltd. unit	794,340	3,606,034
ASX Ltd.	143,913	4,421,523
Australia & New Zealand Banking Group Ltd.	2,286,345	58,123,682
Bendigo & Adelaide Bank Ltd.	330,533	2,787,149
BHP Billiton Ltd.	2,707,731	97,511,738
Boral Ltd.	685,950	2,877,747
Brambles Ltd.	1,282,817	9,692,534
Caltex Australia Ltd.	121,749	2,322,607
Centro Retail Australia unit	1,048,235	2,384,785
CFS Retail Property Trust unit	1,642,849	3,326,086
Coca-Cola Amatil Ltd.	475,693	6,820,992
Cochlear Ltd.	48,104	3,785,181
Commonwealth Bank of Australia	1,337,701	83,328,718
Computershare Ltd.	375,002	3,404,763
Crown Ltd.	366,093	3,916,060
CSL Ltd.	435,408	23,492,055
DEXUS Property Group unit	3,887,425	4,077,201
Echo Entertainment Group Ltd.	661,869	2,445,172
Flight Centre Ltd.	46,630	1,313,903
Fortescue Metals Group Ltd. (d)	1,244,164	5,076,781
Goodman Group unit	1,433,933	6,913,610
Harvey Norman Holdings Ltd. (d)	431,590	812,985
Iluka Resources Ltd.	350,850	3,013,390
Incitec Pivot Ltd.	1,332,358	4,379,914
Insurance Australia Group Ltd.	1,757,036	8,489,766
Leighton Holdings Ltd.	131,419	2,363,075
Lend Lease Group unit	442,161	3,968,377
Macquarie Group Ltd.	284,919	9,740,907
Metcash Ltd.	711,516	2,546,906
Mirvac Group unit	2,837,067	4,352,322
National Australia Bank Ltd.	1,912,939	48,511,138
Newcrest Mining Ltd.	640,035	17,132,675
Orica Ltd.	300,459	7,550,501
Origin Energy Ltd.	905,217	10,372,635
OZ Minerals Ltd.	265,086	2,033,332
Qantas Airways Ltd. (a)	866,332	1,197,938
QBE Insurance Group Ltd.	978,682	11,173,597
QR National Ltd.	1,525,694	5,747,893
Ramsay Health Care Ltd.	107,169	2,972,749
Rio Tinto Ltd.	363,487	22,285,933
Santos Ltd.	796,944	9,265,035
Shopping Centres Australasia Property Group unit	206,742	312,846
Sims Metal Management Ltd.	145,745	1,365,349
Sonic Healthcare Ltd.	315,421	4,424,090
SP AusNet unit	1,410,925	1,560,788

	Shares	Value
Stockland Corp. Ltd. unit	1,923,310	$ 6,804,294
Suncorp-Metway Ltd.	1,061,739	10,736,819
Sydney Airport unit	350,832	1,299,755
Tabcorp Holdings Ltd.	593,991	1,735,689
Tattersall's Ltd.	1,120,871	3,427,341
Telstra Corp. Ltd.	3,643,503	16,388,170
The GPT Group unit	1,407,898	5,127,795
Toll Holdings Ltd.	574,617	2,788,467
Transurban Group unit	1,112,013	7,206,685
Treasury Wine Estates Ltd.	546,986	2,871,298
Wesfarmers Ltd.	847,941	31,458,594
Westfield Group unit	1,898,213	20,641,760
Westfield Retail Trust unit	2,458,312	7,670,828
Westpac Banking Corp.	2,592,841	69,000,166
Whitehaven Coal Ltd.	408,815	1,267,119
Woodside Petroleum Ltd.	546,258	19,268,530
Woolworths Ltd.	1,033,714	31,586,794
WorleyParsons Ltd.	169,914	4,355,034
TOTAL AUSTRALIA		796,751,681
Austria - 0.3%
Andritz AG	66,294	4,224,714
Erste Bank AG (a)	172,968	5,087,324
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	803,952	3,246,525
OMV AG	133,560	4,773,316
Osterreichische Elektrizitatswirtschafts AG	56,701	1,296,393
Raiffeisen International Bank-Holding AG	36,762	1,513,930
Telekom Austria AG	265,993	1,729,686
Vienna Insurance Group AG Wien	27,880	1,323,466
Voestalpine AG	89,783	2,898,748
TOTAL AUSTRIA		26,094,106
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,297,222	4,940,224
Bailiwick of Jersey - 0.9%
Experian PLC	855,054	14,206,120
Glencore International PLC (d)	3,171,856	17,557,581
Petrofac Ltd.	216,580	5,649,057
Randgold Resources Ltd.	74,194	7,950,899
Shire PLC	469,174	13,547,063
Wolseley PLC	237,772	11,036,018
WPP PLC	1,071,226	14,707,840
TOTAL BAILIWICK OF JERSEY		84,654,578
Belgium - 1.1%
Ageas	194,489	5,197,972
Anheuser-Busch InBev SA NV	672,791	59,079,383
Belgacom SA	128,566	3,777,195
Colruyt NV	67,506	3,106,185
Delhaize Group SA	85,123	3,153,841
Groupe Bruxelles Lambert SA	69,152	5,380,849
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 3
KBC Groupe SA	134,433	4,050,095
Solvay SA Class A	50,561	6,851,891
Telenet Group Holding NV	47,942	2,189,766
UCB SA	89,750	5,094,435
Umicore SA	94,819	4,925,892
TOTAL BELGIUM		102,807,507
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	386,450	2,361,024
First Pacific Co. Ltd.	1,668,000	1,751,893
Kerry Properties Ltd.	592,681	3,024,507
Li & Fung Ltd.	4,901,246	8,069,456
Noble Group Ltd.	3,067,890	2,727,069
NWS Holdings Ltd.	1,086,984	1,772,790
Orient Overseas International Ltd.	202,400	1,284,880
Seadrill Ltd.	312,992	12,045,698
Shangri-La Asia Ltd.	1,175,380	2,274,870
Yue Yuen Industrial (Holdings) Ltd.	603,000	2,112,391
TOTAL BERMUDA		37,424,578
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,729	1,965,084
MGM China Holdings Ltd.	893,600	1,671,854
Sands China Ltd.	1,999,200	8,525,401
Wynn Macau Ltd.	1,336,000	3,818,276
TOTAL CAYMAN ISLANDS		15,980,615
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	465	3,145,233
Series B	1,092	7,797,416
Carlsberg A/S Series B	89,302	8,694,658
Coloplast A/S Series B	18,538	4,327,246
Danske Bank A/S (a)	537,258	9,211,395
DSV de Sammensluttede Vognmaend A/S	170,707	4,029,379
Novo Nordisk A/S Series B	340,301	53,941,273
Novozymes A/S Series B	200,027	5,509,521
TDC A/S	431,348	2,940,924
Tryg A/S	21,231	1,510,816
William Demant Holding A/S (a)(d)	21,659	1,759,513
TOTAL DENMARK		102,867,374
Finland - 0.8%
Elisa Corp. (A Shares)	115,740	2,458,084
Fortum Corp.	366,406	6,599,931
Kesko Oyj	53,062	1,674,867
Kone Oyj (B Shares)	129,459	9,697,991
Metso Corp.	107,511	4,042,295
Neste Oil Oyj (d)	110,216	1,408,329
Nokia Corp. (d)	3,162,239	10,390,011

	Shares	Value
Nokian Tyres PLC	95,794	$ 3,999,175
Orion Oyj (B Shares)	82,822	2,217,834
Pohjola Bank PLC (A Shares)	107,064	1,495,460
Sampo Oyj (A Shares)	343,999	10,983,373
Stora Enso Oyj (R Shares)	494,305	3,236,842
UPM-Kymmene Corp.	454,455	5,112,509
Wartsila Corp.	138,184	5,828,164
TOTAL FINLAND		69,144,865
France - 8.8%
Accor SA	126,182	4,191,267
Aeroports de Paris	27,109	2,091,775
Air Liquide SA	11,509	1,405,648
Air Liquide SA (a)	80,173	9,791,901
Air Liquide SA	14,110	1,723,320
Alstom SA	174,315	6,344,350
Arkema SA	51,528	5,270,709
Atos Origin SA	46,302	3,287,304
AXA SA	1,476,502	24,262,544
BIC SA	22,611	2,825,987
BNP Paribas SA	846,483	47,277,870
Bouygues SA	157,774	3,895,589
Bureau Veritas SA	46,032	5,107,247
Cap Gemini SA	121,904	5,160,550
Carrefour SA	501,329	12,378,285
Casino Guichard Perrachon SA	46,537	4,225,159
Christian Dior SA	45,476	7,348,619
CNP Assurances	137,441	2,001,988
Compagnie de St. Gobain	332,231	13,256,307
Compagnie Generale de Geophysique SA (a)	119,266	3,647,621
Credit Agricole SA (a)	813,693	6,168,530
Danone SA	485,763	30,814,049
Dassault Systemes SA	51,644	5,843,408
Edenred SA	140,701	4,286,510
EDF SA	6,606	121,268
EDF SA	186,140	3,417,021
Essilor International SA	169,991	16,415,323
Eurazeo SA	27,368	1,310,195
Eutelsat Communications	107,526	3,326,164
Fonciere Des Regions	23,303	1,955,996
France Telecom SA	1,555,283	16,543,256
GDF Suez	1,114,652	25,071,881
Gecina SA	18,898	2,088,867
Groupe Eurotunnel SA	479,731	3,618,078
ICADE	19,465	1,758,141
Iliad SA	19,163	3,409,390
Imerys	27,771	1,649,490
JCDecaux SA	56,177	1,270,896
Klepierre SA	93,051	3,567,595
L'Oreal SA	5,553	753,611
L'Oreal SA (a)	179,277	24,330,111
L'Oreal SA	17,567	2,384,060
Lafarge SA (a)	71,536	4,155,925
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (a)	71,270	$ 4,140,471
Lafarge SA	16,709	970,719
Lafarge SA (Bearer)	5,225	303,549
Lagardere S.C.A. (Reg.)	93,879	2,825,873
Legrand SA	197,546	8,000,441
LVMH Moet Hennessy - Louis Vuitton SA	212,649	37,308,033
Michelin CGDE Series B	158,387	14,730,360
Natixis SA	756,425	2,423,022
Pernod Ricard SA	178,928	20,259,281
Peugeot Citroen SA (a)(d)	190,533	1,168,862
PPR SA	62,382	11,634,173
Publicis Groupe SA	148,942	8,425,265
Remy Cointreau SA	19,026	2,131,471
Renault SA	163,403	8,172,217
Rexel SA	89,892	1,748,959
Safran SA	190,112	7,785,908
Sanofi SA	1,011,400	90,335,672
Schneider Electric SA	438,356	30,808,415
SCOR SE	139,093	3,673,122
Societe Generale Series A (a)	586,676	21,215,256
Sodexo SA	77,845	6,286,073
Suez Environnement SA	231,869	2,527,050
Technip SA	82,751	9,612,780
Thales SA	83,314	2,996,531
Total SA	1,780,581	89,234,842
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	77,424	18,170,193
Vallourec SA	91,607	4,757,240
Veolia Environnement SA (d)	310,104	3,363,549
VINCI SA	380,245	16,776,850
Vivendi SA	1,082,664	23,261,129
Wendel SA	26,617	2,496,905
Zodiac Aerospace	27,966	3,124,284
TOTAL FRANCE		790,422,304
Germany - 7.9%
adidas AG	173,487	15,257,000
Allianz AG	382,519	49,723,634
Axel Springer Verlag	35,536	1,548,016
BASF AG	770,172	69,013,492
Bayer AG	693,842	62,760,266
Bayerische Motoren Werke AG (BMW)	277,843	24,640,369
Beiersdorf AG	85,869	6,734,119
Brenntag AG	43,214	5,586,476
Celesio AG	70,523	1,197,846
Commerzbank AG (a)	3,057,397	5,491,267
Continental AG	92,600	10,248,672
Daimler AG (Germany)	764,972	37,785,707
Deutsche Bank AG	777,831	34,309,647
Deutsche Boerse AG	162,861	9,173,442
Deutsche Lufthansa AG	177,844	2,951,324
Deutsche Post AG	764,149	15,861,271

	Shares	Value
Deutsche Telekom AG	2,341,974	$ 25,798,386
E.ON AG	1,506,859	27,142,475
Fraport AG Frankfurt Airport Services Worldwide	32,468	1,800,739
Fresenius Medical Care AG & Co. KGaA	175,290	12,035,943
Fresenius SE & Co. KGaA	103,860	12,005,477
GEA Group AG	150,876	4,930,072
Hannover Rueckversicherungs AG	53,214	3,920,603
HeidelbergCement Finance AG	119,466	6,492,198
HeidelbergCement Finance AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	106,736	7,232,288
Hochtief AG (a)	33,341	1,779,562
Hugo Boss AG	19,458	2,040,684
Infineon Technologies AG	925,476	7,096,590
K&S AG	144,350	6,521,893
Kabel Deutschland Holding AG	77,467	5,601,684
Lanxess AG	70,484	6,135,337
Linde AG	155,427	26,874,591
MAN SE	35,322	3,711,793
Merck KGaA	54,536	7,294,821
Metro AG (d)	112,232	3,142,590
Muenchener Rueckversicherungs AG	149,511	25,521,107
RWE AG	410,761	17,129,611
Salzgitter AG	37,143	1,712,459
SAP AG	772,582	60,322,462
Siemens AG	693,023	71,649,007
Suedzucker AG (Bearer)	68,638	2,703,902
Thyssenkrupp AG	325,075	6,582,627
United Internet AG	89,127	1,997,780
Volkswagen AG	24,920	5,068,878
TOTAL GERMANY		716,528,107
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	166,835	3,879,553
Greek Organization of Football Prognostics SA	177,194	1,152,248
TOTAL GREECE		5,031,801
Hong Kong - 2.8%
AIA Group Ltd.	9,121,600	35,485,051
Bank of East Asia Ltd.	1,276,018	4,922,833
BOC Hong Kong (Holdings) Ltd.	3,104,566	9,533,776
Cathay Pacific Airways Ltd.	898,327	1,578,697
Cheung Kong Holdings Ltd.	1,190,449	18,171,159
CLP Holdings Ltd.	1,497,157	13,126,347
Galaxy Entertainment Group Ltd. (a)	1,770,000	6,748,665
Hang Lung Properties Ltd.	2,074,423	7,601,560
Hang Seng Bank Ltd.	631,001	9,639,818
Henderson Land Development Co. Ltd.	874,608	6,229,305
HKT Trust / HKT Ltd. unit	1,800,000	1,711,698
Hong Kong & China Gas Co. Ltd.	4,349,375	11,785,099
Hong Kong Exchanges and Clearing Ltd.	879,161	14,043,526
Hopewell Holdings Ltd.	460,000	1,813,244
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hutchison Whampoa Ltd.	1,783,158	$ 18,337,294
Hysan Development Co. Ltd.	520,677	2,509,262
Link (REIT)	1,942,002	10,536,655
MTR Corp. Ltd.	1,176,951	4,700,089
New World Development Co. Ltd.	3,058,931	4,846,800
PCCW Ltd.	3,395,000	1,428,053
Power Assets Holdings Ltd.	1,166,676	10,266,484
Sino Land Ltd.	2,514,689	4,542,547
SJM Holdings Ltd.	1,567,000	3,696,003
Sun Hung Kai Properties Ltd.	1,303,685	19,075,363
Swire Pacific Ltd. (A Shares)	614,384	7,530,964
Swire Properties Ltd.	984,600	3,245,920
Wharf Holdings Ltd.	1,251,585	9,632,919
Wheelock and Co. Ltd.	748,000	3,628,913
Wing Hang Bank Ltd.	148,843	1,490,312
TOTAL HONG KONG		247,858,356
Ireland - 0.3%
CRH PLC	613,245	11,225,570
Elan Corp. PLC (a)	414,537	4,144,043
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries NV CDI	363,258	3,445,983
Kerry Group PLC Class A	122,049	6,394,471
Ryanair Holdings PLC	262,563	1,618,469
TOTAL IRELAND		26,828,540
Isle of Man - 0.1%
Genting Singapore PLC	5,057,859	5,303,998
Israel - 0.6%
Bank Hapoalim BM (Reg.) (a)	912,772	3,760,950
Bank Leumi le-Israel BM (a)	1,116,415	3,768,983
Bezeq Israeli Telecommunication Corp. Ltd.	1,597,115	1,964,160
Delek Group Ltd.	3,486	782,596
Israel Chemicals Ltd.	355,318	4,377,214
Israel Corp. Ltd. (Class A)	1,888	1,301,489
Mellanox Technologies Ltd. (a)	29,545	2,244,993
Mizrahi Tefahot Bank Ltd. (a)	97,636	950,973
NICE Systems Ltd. (a)	48,473	1,653,068
Teva Pharmaceutical Industries Ltd.	766,106	31,003,787
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,976	806,032
TOTAL ISRAEL		52,614,245
Italy - 2.1%
Assicurazioni Generali SpA	982,735	16,487,439
Atlantia SpA	284,474	4,857,741
Banca Monte dei Paschi di Siena SpA (a)(d)	5,639,059	1,488,044
Banco Popolare Societa Cooperativa (a)(d)	1,539,725	2,268,820
Enel Green Power SpA	1,401,437	2,391,302
Enel SpA	5,514,355	20,898,318

	Shares	Value
ENI SpA	2,137,089	$ 50,679,605
EXOR SpA	50,782	1,256,167
Fiat Industrial SpA	723,434	7,733,886
Fiat SpA (d)	781,109	3,616,502
Finmeccanica SpA (a)	348,723	1,833,175
Intesa Sanpaolo SpA	8,354,539	14,059,952
Intesa Sanpaolo SpA (Risparmio Shares)	777,210	1,061,341
Luxottica Group SpA	138,536	5,697,377
Mediobanca SpA	409,172	2,262,696
Pirelli & C SpA (d)	209,953	2,435,645
Prysmian SpA	178,628	3,377,855
Saipem SpA	234,382	10,434,177
Snam Rete Gas SpA	1,403,466	6,205,944
Telecom Italia SpA	7,809,353	7,114,848
Terna SpA	1,081,240	4,108,936
UniCredit SpA (a)	3,385,673	15,763,589
Unione di Banche Italiane SCPA	710,907	2,777,409
TOTAL ITALY		188,810,768
Japan - 19.4%
ABC-Mart, Inc.	22,100	941,462
ACOM Co. Ltd. (a)	25,000	683,732
Advantest Corp.	117,890	1,583,236
Aeon Co. Ltd.	490,700	5,495,179
AEON Credit Service Co. Ltd. (d)	69,300	1,357,965
Aeon Mall Co. Ltd.	64,200	1,663,296
Air Water, Inc.	117,000	1,475,581
Aisin Seiki Co. Ltd.	164,700	4,892,294
Ajinomoto Co., Inc.	531,866	7,606,030
Alfresa Holdings Corp.	33,700	1,416,083
All Nippon Airways Ltd.	866,000	1,860,692
Amada Co. Ltd.	303,000	1,738,202
Aozora Bank Ltd.	486,000	1,505,853
Asahi Glass Co. Ltd.	857,677	6,557,395
Asahi Group Holdings	322,603	7,260,201
Asahi Kasei Corp.	1,046,727	5,991,216
Asics Corp.	125,100	1,848,829
Astellas Pharma, Inc.	373,400	18,902,942
Bank of Kyoto Ltd.	276,000	2,359,987
Bank of Yokohama Ltd.	1,056,084	5,020,690
Benesse Holdings, Inc.	58,800	2,570,084
Bridgestone Corp.	541,979	13,136,447
Brother Industries Ltd.	195,800	1,906,278
Calbee, Inc.	13,800	1,126,780
Canon, Inc.	949,244	33,582,763
Casio Computer Co. Ltd. (d)	197,900	1,487,634
Central Japan Railway Co.	123,500	9,793,961
Chiba Bank Ltd.	638,674	3,821,155
Chiyoda Corp.	136,000	1,969,745
Chubu Electric Power Co., Inc.	569,864	7,716,676
Chugai Pharmaceutical Co. Ltd.	188,725	3,746,508
Chugoku Electric Power Co., Inc.(THE)	241,700	3,495,133
Citizen Holdings Co. Ltd.	222,266	1,117,032
Coca-Cola West Co. Ltd.	47,500	738,497
Common Stocks - continued
	Shares	Value
Japan - continued
Cosmo Oil Co. Ltd.	472,000	$ 919,183
Credit Saison Co. Ltd.	133,552	2,980,401
Dai Nippon Printing Co. Ltd.	463,242	3,480,405
Dai-ichi Mutual Life Insurance Co.	7,387	8,424,300
Daicel Chemical Industries Ltd.	240,000	1,467,833
Daido Steel Co. Ltd.	236,000	1,025,090
Daihatsu Motor Co. Ltd.	161,000	2,866,714
Daiichi Sankyo Kabushiki Kaisha	568,770	8,793,998
Daikin Industries Ltd.	198,194	6,248,950
Dainippon Sumitomo Pharma Co. Ltd.	141,600	1,668,309
Daito Trust Construction Co. Ltd.	58,763	5,709,351
Daiwa House Industry Co. Ltd.	418,184	6,411,547
Daiwa Securities Group, Inc.	1,416,985	6,306,759
DeNA Co. Ltd. (d)	91,100	3,337,654
Denki Kagaku Kogyo KK	363,358	1,190,058
Denso Corp.	404,338	13,366,089
Dentsu, Inc.	154,000	3,773,479
Don Quijote Co. Ltd.	45,600	1,777,421
East Japan Railway Co.	283,000	18,603,704
Eisai Co. Ltd.	210,178	8,834,233
Electric Power Development Co. Ltd.	97,180	2,460,226
FamilyMart Co. Ltd.	53,900	2,395,659
Fanuc Corp.	160,272	27,136,306
Fast Retailing Co. Ltd.	44,300	10,103,930
Fuji Electric Co. Ltd.	486,153	1,041,370
Fuji Heavy Industries Ltd.	486,000	5,479,950
Fujifilm Holdings Corp.	381,105	7,018,561
Fujitsu Ltd.	1,565,075	5,949,718
Fukuoka Financial Group, Inc.	625,300	2,472,068
Furukawa Electric Co. Ltd.	532,790	1,019,804
Fyushu Electric Power Co., Inc.	361,870	3,391,153
GREE, Inc. (d)	75,900	1,318,541
GS Yuasa Corp. (d)	301,000	1,170,271
Gunma Bank Ltd.	320,663	1,544,307
Hakuhodo DY Holdings, Inc.	19,920	1,276,511
Hamamatsu Photonics K.K.	60,400	2,135,453
Hankyu Hanshin Holdings, Inc.	974,000	5,143,792
Hino Motors Ltd.	228,000	1,968,614
Hirose Electric Co. Ltd.	27,198	3,100,802
Hiroshima Bank Ltd.	418,000	1,744,308
Hisamitsu Pharmaceutical Co., Inc.	50,600	2,637,876
Hitachi Chemical Co. Ltd.	87,200	1,250,366
Hitachi Construction Machinery Co. Ltd. (d)	86,700	1,525,287
Hitachi High-Technologies Corp.	57,600	1,286,465
Hitachi Ltd.	3,882,271	22,499,066
Hitachi Metals Ltd.	143,000	1,064,456
Hokkaido Electric Power Co., Inc.	150,800	1,494,947
Hokuriku Electric Power Co., Inc.	147,500	1,636,514
Honda Motor Co. Ltd.	1,367,060	45,565,940
Hoya Corp.	365,516	7,031,975
Hulic Co. Ltd.	199,800	1,340,220

	Shares	Value
Ibiden Co. Ltd.	100,400	$ 1,381,928
Idemitsu Kosan Co. Ltd.	17,400	1,429,948
INPEX Corp.	1,878	10,098,987
Isetan Mitsukoshi Holdings Ltd.	301,587	2,690,769
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,094,185	2,438,028
Isuzu Motors Ltd.	983,000	5,787,870
Itochu Corp.	1,263,686	12,675,378
ITOCHU Techno-Solutions Corp.	23,600	1,082,802
Iyo Bank Ltd.	203,000	1,578,957
J Front Retailing Co. Ltd.	423,800	2,051,440
Japan Airlines Co. Ltd.	49,900	2,307,948
Japan Petroleum Exploration Co. Ltd.	28,300	989,539
Japan Prime Realty Investment Corp. (d)	615	1,819,604
Japan Real Estate Investment Corp.	464	4,562,743
Japan Retail Fund Investment Corp.	1,753	3,192,973
Japan Steel Works Ltd.	257,000	1,424,407
Japan Tobacco, Inc.	759,100	22,761,284
JFE Holdings, Inc.	412,975	6,435,285
JGC Corp.	174,117	5,766,269
Joyo Bank Ltd.	553,941	2,707,301
JS Group Corp.	227,959	4,841,239
JSR Corp.	155,016	2,875,498
JTEKT Corp.	185,500	1,505,841
Jupiter Telecommunications Co.	1,845	2,405,612
JX Holdings, Inc.	1,895,568	10,151,723
Kajima Corp.	689,317	1,989,373
Kamigumi Co. Ltd.	210,663	1,631,768
Kaneka Corp.	216,559	1,090,648
Kansai Electric Power Co., Inc.	643,136	6,117,435
Kansai Paint Co. Ltd.	187,000	2,001,581
Kao Corp.	440,950	12,124,598
Kawasaki Heavy Industries Ltd.	1,170,945	2,729,097
KDDI Corp.	225,400	16,725,339
Keihin Electric Express Railway Co. Ltd.	378,061	3,474,803
Keio Corp.	489,410	3,590,722
Keisei Electric Railway Co.	224,000	1,893,075
Keyence Corp.	37,862	10,599,105
Kikkoman Corp.	135,849	1,926,417
Kinden Corp.	102,000	613,450
Kintetsu Corp. (d)	1,315,100	5,239,239
Kirin Holdings Co. Ltd.	744,256	9,149,956
Kobe Steel Ltd.	2,024,000	1,901,166
Koito Manufacturing Co. Ltd.	79,000	1,087,774
Komatsu Ltd.	781,145	17,612,718
Konami Corp.	89,000	2,153,802
Konica Minolta Holdings, Inc.	394,000	2,827,260
Kubota Corp.	909,864	9,698,738
Kuraray Co. Ltd.	289,986	3,582,848
Kurita Water Industries Ltd.	98,200	2,145,490
Kyocera Corp.	128,902	11,928,351
Kyowa Hakko Kirin Co., Ltd.	210,689	2,152,143
Lawson, Inc.	50,416	3,412,978
Mabuchi Motor Co. Ltd.	20,821	879,196
Common Stocks - continued
	Shares	Value
Japan - continued
Makita Corp.	98,200	$ 4,165,954
Marubeni Corp.	1,380,244	9,131,569
Marui Group Co. Ltd.	181,449	1,228,699
Maruichi Steel Tube Ltd.	41,700	902,901
Mazda Motor Corp. (a)	2,160,000	3,423,085
McDonald's Holdings Co. (Japan) Ltd.	53,800	1,533,946
Medipal Holdings Corp.	117,900	1,397,198
Meiji Holdings Co. Ltd.	54,129	2,409,756
Miraca Holdings, Inc.	47,400	1,929,224
Mitsubishi Chemical Holdings Corp.	1,155,775	5,070,718
Mitsubishi Corp.	1,193,402	22,716,655
Mitsubishi Electric Corp.	1,602,106	12,518,016
Mitsubishi Estate Co. Ltd.	1,041,723	20,163,673
Mitsubishi Gas Chemical Co., Inc.	312,867	1,853,018
Mitsubishi Heavy Industries Ltd.	2,493,256	11,621,191
Mitsubishi Logistics Corp.	113,000	1,455,461
Mitsubishi Materials Corp.	935,937	2,683,481
Mitsubishi Motors Corp. of Japan (a)	3,157,000	2,953,838
Mitsubishi Tanabe Pharma Corp.	187,300	2,549,292
Mitsubishi UFJ Financial Group, Inc.	10,735,130	49,375,183
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,660	2,083,313
Mitsui & Co. Ltd.	1,460,923	20,277,061
Mitsui Chemicals, Inc.	745,683	1,689,392
Mitsui Fudosan Co. Ltd.	703,677	14,750,104
Mitsui OSK Lines Ltd.	938,285	2,367,004
Mizuho Financial Group, Inc.	19,177,900	30,919,412
MS&AD Insurance Group Holdings, Inc.	467,884	8,156,856
Murata Manufacturing Co. Ltd.	167,654	9,537,469
Nabtesco Corp.	92,600	1,844,104
Namco Bandai Holdings, Inc.	158,950	2,231,480
NEC Corp. (a)	2,112,951	3,697,867
Nexon Co. Ltd.	106,900	1,201,561
NGK Insulators Ltd.	232,309	2,497,068
NGK Spark Plug Co. Ltd.	150,000	1,821,723
NHK Spring Co. Ltd.	132,700	1,116,642
Nidec Corp. (d)	89,742	5,460,551
Nikon Corp.	287,138	8,000,747
Nintendo Co. Ltd.	89,196	10,719,024
Nippon Building Fund, Inc.	490	5,135,864
Nippon Electric Glass Co. Ltd.	328,000	1,878,294
Nippon Express Co. Ltd.	686,546	2,470,579
Nippon Meat Packers, Inc.	139,740	2,088,864
Nippon Paper Group, Inc. (d)	76,600	942,646
Nippon Steel Corp.	6,337,636	14,613,115
Nippon Telegraph & Telephone Corp.	362,200	16,293,432
Nippon Yusen KK	1,352,578	2,885,894
Nishi-Nippon City Bank Ltd.	521,000	1,254,849
Nissan Motor Co. Ltd.	2,081,848	20,290,664
Nisshin Seifun Group, Inc.	167,090	2,140,770
Nissin Food Holdings Co. Ltd.	49,723	1,962,649
Nitori Holdings Co. Ltd.	32,000	2,382,053
Nitto Denko Corp.	136,994	7,154,772

	Shares	Value
NKSJ Holdings, Inc.	312,503	$ 5,952,300
NOK Corp.	83,500	1,283,989
Nomura Holdings, Inc.	3,018,147	12,557,836
Nomura Real Estate Holdings, Inc.	73,300	1,271,575
Nomura Real Estate Office Fund, Inc.	213	1,277,017
Nomura Research Institute Ltd.	84,600	1,639,957
NSK Ltd.	357,576	2,137,897
NTT Data Corp.	1,027	2,986,446
NTT DoCoMo, Inc.	12,728	18,452,129
NTT Urban Development Co.	843	716,209
Obayashi Corp.	547,704	2,594,912
Odakyu Electric Railway Co. Ltd.	516,000	5,271,331
Oji Holdings Corp.	699,352	2,213,954
Olympus Corp. (a)	179,729	3,008,418
Omron Corp.	174,060	3,870,054
Ono Pharmaceutical Co. Ltd.	70,300	3,850,719
Oracle Corp. Japan	31,300	1,317,021
Oriental Ld Co. Ltd.	42,156	5,426,623
ORIX Corp.	87,398	8,806,443
Osaka Gas Co. Ltd.	1,576,525	6,198,318
Otsuka Corp.	13,500	1,073,384
Otsuka Holdings Co. Ltd.	301,200	8,947,658
Panasonic Corp. (d)	1,834,173	9,044,932
Park24 Co. Ltd.	82,700	1,398,368
Rakuten, Inc.	608,800	5,132,628
Resona Holdings, Inc.	1,607,900	6,749,496
Ricoh Co. Ltd. (d)	565,770	5,274,456
Rinnai Corp.	27,200	1,898,520
ROHM Co. Ltd.	81,244	2,320,847
Sankyo Co. Ltd. (Gunma)	43,000	1,764,207
Sanrio Co. Ltd. (d)	36,000	1,293,243
Santen Pharmaceutical Co. Ltd.	62,400	2,681,383
SBI Holdings, Inc. Japan (d)	201,060	1,507,554
Secom Co. Ltd.	177,867	9,128,405
Sega Sammy Holdings, Inc.	176,300	2,942,753
Sekisui Chemical Co. Ltd.	350,293	2,752,979
Sekisui House Ltd.	463,467	4,357,538
Seven & i Holdings Co., Ltd.	633,100	18,450,396
Seven Bank Ltd.	487,400	1,272,515
Sharp Corp. (d)	844,675	1,764,490
Shikoku Electric Power Co., Inc.	149,100	2,030,090
Shimadzu Corp.	210,000	1,343,719
Shimamura Co. Ltd.	18,300	1,851,311
SHIMANO, Inc.	61,000	4,040,545
SHIMIZU Corp.	471,416	1,422,239
Shin-Etsu Chemical Co., Ltd.	345,562	20,408,995
Shinsei Bank Ltd.	1,281,000	2,182,396
Shionogi & Co. Ltd.	253,291	4,293,139
Shiseido Co. Ltd.	298,950	4,343,795
Shizuoka Bank Ltd.	505,274	5,003,256
Showa Denko KK (d)	1,226,336	1,778,866
Showa Shell Sekiyu KK	170,600	996,131
SMC Corp.	44,671	7,570,591
So-net M3, Inc.	534	984,545
Common Stocks - continued
	Shares	Value
Japan - continued
Softbank Corp.	740,730	$ 27,860,613
Sojitz Corp.	1,018,500	1,288,081
Sony Corp. (d)	833,585	8,121,884
Sony Financial Holdings, Inc.	148,200	2,556,550
Square Enix Holdings Co. Ltd.	51,000	687,158
Stanley Electric Co. Ltd.	124,125	1,749,838
Sumco Corp. (a)	92,200	648,470
Sumitomo Chemical Co. Ltd.	1,267,334	3,632,740
Sumitomo Corp.	949,442	11,826,801
Sumitomo Electric Industries Ltd.	639,906	6,941,086
Sumitomo Heavy Industries Ltd.	460,822	1,947,123
Sumitomo Metal Mining Co. Ltd.	441,065	6,063,472
Sumitomo Mitsui Financial Group, Inc.	1,128,700	36,536,479
Sumitomo Mitsui Trust Holdings, Inc.	2,604,722	7,941,717
Sumitomo Realty & Development Co. Ltd.	302,000	8,259,275
Sumitomo Rubber Industries Ltd.	136,300	1,615,433
Suzuken Co. Ltd.	59,760	1,782,254
Suzuki Motor Corp.	307,900	7,332,357
Sysmex Corp.	58,300	2,639,752
T&D Holdings, Inc.	491,900	5,314,351
Taiheiyo Cement Corp.	995,000	2,226,566
Taisei Corp.	861,594	2,346,470
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,327,002
Taiyo Nippon Sanso Corp.	203,000	1,129,167
Takashimaya Co. Ltd.	239,000	1,515,478
Takeda Pharmaceutical Co. Ltd.	662,942	30,347,683
TDK Corp. (d)	100,925	3,968,247
Teijin Ltd.	773,341	1,782,095
Terumo Corp.	140,812	5,983,497
The Chugoku Bank Ltd.	149,000	2,084,944
The Hachijuni Bank Ltd.	362,000	1,836,465
The Suruga Bank Ltd.	176,000	2,280,257
THK Co. Ltd.	100,800	1,737,818
Tobu Railway Co. Ltd.	828,297	4,288,883
Toho Co. Ltd.	107,554	1,811,171
Toho Gas Co. Ltd.	344,000	1,999,686
Tohoku Electric Power Co., Inc. (a)	380,090	3,451,771
Tokio Marine Holdings, Inc.	604,500	15,567,238
Tokyo Electric Power Co. (a)	1,266,918	2,007,708
Tokyo Electron Ltd.	143,118	6,411,512
Tokyo Gas Co. Ltd.	2,058,395	10,105,095
Tokyu Corp.	921,954	4,735,933
Tokyu Land Corp.	342,000	2,013,631
TonenGeneral Sekiyu KK	234,856	2,183,844
Toppan Printing Co. Ltd.	474,013	2,943,740
Toray Industries, Inc.	1,212,883	7,203,018
Toshiba Corp.	3,364,880	11,523,094
Toto Ltd.	243,185	1,668,395
Toyo Seikan Kaisha Ltd.	124,000	1,488,074
Toyo Suisan Kaisha Ltd.	80,000	2,196,409
Toyoda Gosei Co. Ltd.	56,700	1,192,431
Toyota Boshoku Corp. (d)	55,400	576,081

	Shares	Value
Toyota Industries Corp.	147,686	$ 4,440,209
Toyota Motor Corp.	2,316,551	99,743,975
Toyota Tsusho Corp.	174,600	4,033,901
Trend Micro, Inc.	85,700	2,246,381
Tsumura & Co.	52,700	1,713,345
Ube Industries Ltd.	843,605	1,752,362
Unicharm Corp.	94,280	4,819,461
Ushio, Inc.	85,500	979,622
USS Co. Ltd.	17,920	1,913,579
West Japan Railway Co.	142,200	5,693,036
Yahoo! Japan Corp.	12,219	4,116,429
Yakult Honsha Co. Ltd. (d)	84,466	3,711,680
Yamada Denki Co. Ltd. (d)	75,825	2,684,096
Yamaguchi Financial Group, Inc.	170,000	1,551,984
Yamaha Corp.	124,843	1,138,885
Yamaha Motor Co. Ltd.	229,900	2,419,490
Yamato Holdings Co. Ltd.	322,832	4,845,725
Yamato Kogyo Co. Ltd.	39,700	1,075,849
Yamazaki Baking Co. Ltd.	95,000	1,113,186
Yaskawa Electric Corp.	174,000	1,395,228
Yokogawa Electric Corp.	190,200	2,023,580
TOTAL JAPAN		1,752,879,974
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	788,447	11,986,824
Millicom International Cellular SA (depository receipt)	51,595	4,427,957
SES SA FDR (France) unit	246,863	6,983,004
Subsea 7 SA	232,107	5,306,403
Tenaris SA	395,763	7,849,321
TOTAL LUXEMBOURG		36,553,509
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	75
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,591,680	3,023,520
Netherlands - 2.8%
AEGON NV	1,495,009	8,597,641
Akzo Nobel NV	199,824	11,419,176
ASML Holding NV (Netherlands)	273,067	17,074,917
Corio NV	54,555	2,444,634
D.E. Master Blenders 1753 NV (a)	499,397	5,747,993
Delta Lloyd NV	106,394	1,587,804
European Aeronautic Defence and Space Co. (EADS) NV	344,915	11,613,716
Fugro NV (Certificaten Van Aandelen)	58,718	3,523,131
Gemalto NV (d)	67,209	6,179,793
Heineken Holding NV (A Shares)	93,458	5,059,993
Heineken NV (Bearer)	190,049	12,533,901
ING Groep NV (Certificaten Van Aandelen) (a)	3,208,085	28,988,180
Koninklijke Ahold NV	879,087	11,154,002
Koninklijke Boskalis Westminster NV	62,454	2,636,143
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	884,593	$ 5,004,490
Koninklijke Philips Electronics NV	874,093	22,605,043
QIAGEN NV (a)	201,076	3,717,356
Randstad Holding NV	96,052	3,123,635
Reed Elsevier NV	578,731	8,358,385
Royal DSM NV	134,271	7,733,319
STMicroelectronics NV	518,687	3,301,957
TNT Express NV (d)	270,471	2,638,208
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,361,180	51,655,243
Vopak NV	60,401	4,462,682
Wolters Kluwer NV (Certificaten Van Aandelen)	250,592	4,816,912
Ziggo NV	101,123	3,166,894
TOTAL NETHERLANDS		249,145,148
New Zealand - 0.1%
Auckland International Airport Ltd.	745,860	1,641,001
Contact Energy Ltd.	285,135	1,245,314
Fletcher Building Ltd.	582,032	3,784,328
Sky City Entertainment Group Ltd.	556,571	1,708,869
Telecom Corp. of New Zealand Ltd.	1,640,384	3,110,815
TOTAL NEW ZEALAND		11,490,327
Norway - 0.7%
Aker Solutions ASA	130,795	2,461,448
DnB NOR ASA	841,986	10,486,828
Gjensidige Forsikring ASA	168,366	2,373,403
Norsk Hydro ASA	770,383	3,693,845
Orkla ASA (A Shares)	651,421	5,301,575
StatoilHydro ASA	933,693	22,810,841
Telenor ASA	607,154	12,326,477
Yara International ASA	157,991	7,924,025
TOTAL NORWAY		67,378,442
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,742,100	1,737,783
Energias de Portugal SA	1,580,020	3,998,826
Galp Energia SGPS SA Class B	200,207	3,069,871
Jeronimo Martins SGPS SA (d)	174,425	3,254,141
Portugal Telecom SGPS SA (Reg.)	519,863	2,417,139
TOTAL PORTUGAL		14,477,760
Singapore - 1.7%
Ascendas Real Estate Investment Trust	1,558,183	3,063,771
CapitaCommercial Trust (REIT)	1,500,000	1,990,824
CapitaLand Ltd.	2,098,437	6,068,722
CapitaMall Trust	1,934,200	3,280,185
CapitaMalls Asia Ltd.	1,108,000	1,742,881
City Developments Ltd.	401,000	3,850,336
ComfortDelgro Corp. Ltd.	1,572,784	2,216,278
DBS Group Holdings Ltd.	1,550,020	18,349,819
Fraser & Neave Ltd.	792,150	6,113,430

	Shares	Value
Global Logistic Properties Ltd.	1,669,000	$ 3,842,282
Hutchison Port Holdings Trust	4,574,000	3,544,850
Jardine Cycle & Carriage Ltd.	90,267	3,608,166
Keppel Corp. Ltd.	1,181,400	10,366,045
Keppel Ld Ltd.	595,000	1,754,875
Olam International Ltd.	1,348,700	1,740,294
Oversea-Chinese Banking Corp. Ltd.	2,164,793	16,689,089
SembCorp Industries Ltd.	838,130	3,556,868
SembCorp Marine Ltd.	694,800	2,595,681
Singapore Airlines Ltd.	451,425	3,960,971
Singapore Exchange Ltd.	716,000	4,041,652
Singapore Press Holdings Ltd.	1,359,021	4,654,029
Singapore Technologies Engineering Ltd.	1,253,161	3,767,902
Singapore Telecommunications Ltd.	6,681,827	18,119,652
StarHub Ltd.	500,000	1,527,937
United Overseas Bank Ltd.	1,074,829	16,484,351
UOL Group Ltd.	382,984	1,826,124
Wilmar International Ltd.	1,613,000	4,215,525
Yangzijiang Shipbuilding Holdings Ltd.	1,681,000	1,287,674
TOTAL SINGAPORE		154,260,213
Spain - 2.9%
Abertis Infraestructuras SA	324,996	4,748,737
ACS Actividades de Construccion y Servicios SA	119,956	2,564,004
Amadeus IT Holding SA Class A	265,844	6,206,094
Banco Bilbao Vizcaya Argentaria SA	4,553,870	38,637,390
Banco de Sabadell SA (d)	2,359,780	6,586,100
Banco Popular Espanol SA (d)	4,093,036	3,417,493
Banco Santander SA (Spain)	8,685,281	66,907,389
Bankia SA (a)(d)	828,423	772,500
Cintra Concesiones de Infrastructuras de Transporte SA	331,314	4,909,996
Criteria CaixaCorp SA (d)	689,073	2,633,855
Distribuidora Internacional de Alimentacion SA	544,427	3,378,836
Enagas SA	151,273	3,095,674
Gas Natural SDG SA	298,392	4,631,660
Grifols SA (a)(d)	132,112	4,225,870
Grupo Acciona SA	20,608	1,336,066
Iberdrola SA	3,393,369	16,858,600
Inditex SA	182,741	25,049,765
International Consolidated Airlines Group SA CDI (a)	780,265	2,108,921
MAPFRE SA (Reg.)	646,648	1,818,238
Red Electrica Corporacion SA	88,729	4,111,577
Repsol YPF SA	687,802	14,589,636
Telefonica SA	3,432,852	45,095,287
Zardoya Otis SA	123,897	1,696,744
TOTAL SPAIN		265,380,432
Sweden - 3.0%
Alfa Laval AB	284,626	5,595,539
ASSA ABLOY AB (B Shares)	276,827	10,014,844
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB:
(A Shares)	563,097	$ 14,506,200
(B Shares)	326,561	7,534,116
Boliden AB	233,265	4,126,536
Electrolux AB (B Shares)	222,675	5,826,797
Elekta AB (B Shares)	299,638	4,330,179
Getinge AB (B Shares)	162,418	5,236,259
H&M Hennes & Mauritz AB (B Shares)	795,181	25,803,479
Hexagon AB (B Shares)	205,579	5,085,905
Husqvarna AB (B Shares)	387,673	2,329,528
Industrivarden AB Series C	92,520	1,372,500
Investment AB Kinnevik	167,981	3,272,087
Investor AB (B Shares)	382,433	8,857,632
Lundin Petroleum AB (a)	193,267	4,566,357
Nordea Bank AB	2,200,369	20,140,602
Ratos AB (B Shares)	158,647	1,579,710
Sandvik AB	836,510	12,503,614
Scania AB (B Shares)	269,446	5,592,745
Securitas AB (B Shares)	258,072	2,018,930
Skandinaviska Enskilda Banken AB (A Shares)	1,172,576	9,437,568
Skanska AB (B Shares)	329,314	5,231,724
SKF AB (B Shares)	328,084	7,889,776
Svenska Cellulosa AB (SCA) (B Shares)	483,149	9,781,564
Svenska Handelsbanken AB (A Shares)	409,005	14,538,493
Swedbank AB (A Shares)	687,949	12,707,724
Swedish Match Co. AB	175,789	6,187,828
Tele2 AB (B Shares)	273,644	4,783,274
Telefonaktiebolaget LM Ericsson (B Shares)	2,517,831	23,601,327
TeliaSonera AB	1,818,137	12,193,147
Volvo AB (B Shares)	1,175,320	16,649,344
TOTAL SWEDEN		273,295,328
Switzerland - 8.8%
ABB Ltd. (Reg.)	1,853,541	36,141,878
Actelion Ltd.	93,538	4,632,993
Adecco SA (Reg.)	115,114	5,688,001
Aryzta AG	75,216	3,802,600
Baloise Holdings AG	42,496	3,565,408
Banque Cantonale Vaudoise (Bearer)	3,995	2,192,141
Barry Callebaut AG	1,518	1,539,786
Compagnie Financiere Richemont SA Series A	441,217	34,018,512
Credit Suisse Group	1,039,206	24,620,540
Ems-Chemie Holding AG	6,938	1,635,862
Geberit AG (Reg.)	34,994	7,393,790
Givaudan SA	7,262	7,291,778
Holcim Ltd. (Reg.)	194,418	13,322,049
Julius Baer Group Ltd.	190,677	6,530,795
Kuehne & Nagel International AG	47,248	5,689,950
Lindt & Spruengli AG	95	3,589,538

	Shares	Value
Lindt & Spruengli AG (participation certificate)	785	$ 2,524,334
Lonza Group AG	42,199	2,033,220
Nestle SA	2,715,221	177,703,850
Novartis AG	1,933,571	119,818,300
Pargesa Holding SA	25,831	1,735,168
Partners Group Holding AG	11,186	2,438,299
Roche Holding AG (participation certificate)	589,092	115,949,478
Schindler Holding AG:
(participation certificate)	43,262	6,068,911
(Reg.)	19,147	2,677,729
SGS SA (Reg.)	4,757	10,672,065
Sika AG (Bearer)	1,810	3,974,695
Sonova Holding AG Class B	43,220	4,719,827
Sulzer AG (Reg.)	20,818	3,223,679
Swatch Group AG:
(Bearer)	26,214	12,661,472
(Reg.)	35,898	2,976,973
Swiss Life Holding AG	26,389	3,531,063
Swiss Prime Site AG	42,891	3,448,127
Swiss Re Ltd.	301,169	21,693,138
Swisscom AG	19,903	8,380,437
Syngenta AG (Switzerland)	80,320	32,156,704
Transocean Ltd. (Switzerland)	294,598	13,491,679
UBS AG	3,059,667	47,980,308
Zurich Financial Services AG	125,142	31,937,070
TOTAL SWITZERLAND		793,452,147
United Kingdom - 21.6%
3I Group PLC	789,665	2,677,082
Aberdeen Asset Management PLC	749,495	4,058,716
Admiral Group PLC	163,932	2,938,983
Aggreko PLC	224,440	8,025,972
AMEC PLC	269,286	4,504,198
Anglo American PLC (United Kingdom)	1,160,708	32,218,061
Antofagasta PLC	325,361	6,714,049
ARM Holdings PLC	1,153,580	14,350,673
Associated British Foods PLC	286,783	6,790,958
AstraZeneca PLC (United Kingdom)	1,092,046	51,870,249
Aviva PLC	2,456,250	13,823,905
Babcock International Group PLC	300,076	4,790,841
BAE Systems PLC	2,699,252	14,154,437
Balfour Beatty PLC (d)	564,461	2,335,939
Barclays PLC	9,758,330	38,704,791
BG Group PLC	2,851,463	48,882,645
BHP Billiton PLC	1,777,181	55,972,973
BP PLC	15,965,336	110,836,059
British American Tobacco PLC (United Kingdom)	1,636,606	85,972,500
British Land Co. PLC	694,420	6,119,108
British Sky Broadcasting Group PLC	945,705	11,500,074
BT Group PLC	6,500,365	24,311,733
Bunzl PLC	266,595	4,395,118
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Burberry Group PLC	365,463	$ 7,535,727
Capita Group PLC	535,306	6,539,509
Capital Shopping Centres Group PLC	454,945	2,518,315
Carnival PLC	148,681	6,031,249
Centrica PLC	4,318,294	22,547,570
Cobham PLC	883,845	3,002,031
Compass Group PLC	1,566,943	18,100,544
Croda International PLC	118,257	4,511,172
Diageo PLC	2,104,102	62,759,511
Eurasian Natural Resources Corp. PLC	198,610	859,785
Evraz PLC	292,847	1,098,831
Fresnillo PLC	148,533	4,730,886
G4S PLC (United Kingdom)	1,213,882	4,807,598
GKN PLC	1,314,448	4,675,193
GlaxoSmithKline PLC	4,187,670	89,683,606
Hammerson PLC	571,903	4,317,485
Hargreaves Lansdown PLC	198,870	2,411,950
HSBC Holdings PLC (United Kingdom)	15,368,831	156,948,659
ICAP PLC	443,710	2,072,244
IMI PLC	266,279	4,496,563
Imperial Tobacco Group PLC	839,809	33,597,135
Inmarsat PLC	381,645	3,592,284
InterContinental Hotel Group PLC	226,345	6,052,218
Intertek Group PLC	132,373	6,553,315
Invensys PLC	696,977	3,523,068
Investec PLC	440,650	2,694,754
ITV PLC	3,175,193	5,031,177
J Sainsbury PLC	1,018,388	5,570,318
Johnson Matthey PLC	170,113	6,538,392
Kazakhmys PLC	178,937	2,045,490
Kingfisher PLC	1,969,359	8,771,480
Land Securities Group PLC	666,411	8,626,938
Legal & General Group PLC	4,929,143	11,506,259
Lloyds Banking Group PLC (a)	35,217,091	26,298,434
London Stock Exchange Group PLC	139,057	2,177,774
Marks & Spencer Group PLC	1,321,954	8,272,785
Meggitt PLC	646,268	4,031,919
Melrose PLC	1,054,574	3,600,507
National Grid PLC	3,110,831	35,162,773
Next PLC	140,853	8,261,692
Old Mutual PLC	4,060,915	11,145,112
Pearson PLC	685,409	12,952,643
Prudential PLC	2,143,668	31,162,305
Reckitt Benckiser Group PLC	551,910	34,706,523
Reed Elsevier PLC	1,025,036	10,551,530
Rexam PLC	735,541	5,158,063
Rio Tinto PLC	1,132,527	56,237,373
Rolls-Royce Group PLC	1,582,503	22,577,801
Rolls-Royce Group PLC Class C	120,270,228	192,691

	Shares	Value
Royal & Sun Alliance Insurance Group PLC	3,055,837	$ 5,752,693
Royal Bank of Scotland Group PLC (a)	1,742,465	8,256,305
Royal Dutch Shell PLC:
Class A (Netherlands)	54,889	1,839,537
Class A (United Kingdom)	3,101,432	103,840,473
Class B (United Kingdom)	2,229,273	76,952,348
SABMiller PLC	799,081	36,199,002
Sage Group PLC	1,121,951	5,601,115
Schroders PLC	90,472	2,313,397
Scottish & Southern Energy PLC	827,116	18,883,586
Segro PLC	611,175	2,313,835
Serco Group PLC	412,654	3,616,401
Severn Trent PLC	200,482	5,187,416
Smith & Nephew PLC	745,839	7,857,951
Smiths Group PLC	326,438	5,726,879
Standard Chartered PLC (United Kingdom)	2,035,651	47,453,636
Standard Life PLC	1,975,464	10,127,967
Tate & Lyle PLC	378,365	4,685,907
Tesco PLC	6,763,897	35,230,364
The Weir Group PLC	179,148	5,424,715
TUI Travel PLC	416,653	1,811,038
Tullow Oil PLC	760,922	16,787,161
Unilever PLC	1,075,685	41,274,263
United Utilities Group PLC	577,178	6,302,006
Vedanta Resources PLC	98,791	1,695,157
Vodafone Group PLC	41,403,207	106,805,183
Whitbread PLC	151,980	5,841,439
WM Morrison Supermarkets PLC	2,009,502	8,654,080
Xstrata PLC	1,758,529	29,132,198
TOTAL UNITED KINGDOM		1,947,756,297
TOTAL COMMON STOCKS (Cost $9,481,263,570)		8,843,156,819
Nonconvertible Preferred Stocks - 0.9%

France - 0.2%
Air Liquide SA (a)	155,792	19,027,602
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	42,105	2,562,752
Henkel AG & Co. KGaA	150,791	12,600,147
Porsche Automobil Holding SE (Germany)	128,799	9,548,044
ProSiebenSat.1 Media AG	75,209	2,201,283
RWE AG (non-vtg.)	33,945	1,282,917
Volkswagen AG	121,509	26,303,849
TOTAL GERMANY		54,498,992
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,886,698	$ 3,903,109
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $55,241,345)		77,429,703
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.16% 12/6/12 to 4/25/13 (e) (Cost $13,996,842)	$ 14,000,000	13,998,250
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	61,281,364	61,281,364
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	135,646,002	135,646,002
TOTAL MONEY MARKET FUNDS (Cost $196,927,366)		196,927,366
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $9,747,429,123)	9,131,512,138
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(112,537,611)
NET ASSETS - 100%	$ 9,018,974,527
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
12 CAC 40 Index Contracts (France)	Dec. 2012	$ 554,190	$ 19,956
23 Eurex DAX Index Contracts (Germany)	Dec. 2012	5,548,049	49,770
631 Eurex Euro STOXX 50 Index Contracts	Dec. 2012	21,164,488	171,604
31 Hang Seng Index Contracts (Hong Kong)	Dec. 2012	4,404,486	43,108
295 LIFFE FTSE 100 Index Contracts (United Kingdom)	Dec. 2012	27,760,173	71,149
48 MSCI Index Contracts (Singapore)	Dec. 2012	2,740,947	65,928

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
262 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2012	$ 4,276,522	$ 136,252
96 SFE SPI 200 Index Contracts	Dec. 2012	11,310,954	166,205
255 TSE TOPIX Index Contracts	Dec. 2012	24,159,035	1,468,994
TOTAL EQUITY INDEX CONTRACTS		$ 101,918,844	$ 2,192,966

The face value of futures purchased as a percentage of net assets is 1.1%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy with Goldman Sachs
11,100,000 AUD	Dec. 2012	$ 11,564,593	(80,841)
21,600,000 EUR	Dec. 2012	28,098,215	(320,177)
18,100,000 GBP	Dec. 2012	28,997,864	(417,438)
1,920,000,000 JPY	Dec. 2012	23,294,054	(1,381,005)
28,900,000 SEK	Dec. 2012	4,340,947	(76,465)
		$ 96,295,673	$ (2,275,926)

(Payable Amount $98,571,599)

The value of contracts to buy as a percentage of net assets - 1.1%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,999,506.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136,182
Fidelity Securities Lending Cash Central Fund	2,726,722
Total	$ 2,862,904
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 939,062,062	$ 545,718,944	$ 393,343,118	$ -
Consumer Staples	1,070,524,669	649,395,383	421,129,286	-
Energy	702,416,852	215,806,171	486,610,681	-
Financials	2,167,440,692	1,311,663,164	855,777,445	83
Health Care	890,223,138	293,398,050	596,825,088	-
Industrials	1,115,155,677	627,214,539	487,941,138	-
Information Technology	386,488,784	54,073,379	332,415,405	-
Materials	852,805,850	459,342,546	393,463,304	-
Telecommunication Services	449,212,073	163,690,005	285,522,068	-
Utilities	347,256,725	256,625,651	90,631,074	-
Government Obligations	13,998,250	-	13,998,250	-
Money Market Funds	196,927,366	196,927,366	-	-
Total Investments in Securities:	$ 9,131,512,138	$ 4,773,855,198	$ 4,357,656,857	$ 83
Derivative Instruments:
Assets
Futures Contracts	$ 2,192,966	$ 2,192,966	$ -	$ -
Liabilities
Forward Foreign Currency Contracts	$ (2,275,926)	$ -	$ (2,275,926)	$ -
Total Derivative Instruments:	$ (82,960)	$ 2,192,966	$ (2,275,926)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,509,102,569
Level 2 to Level 1	$ 2,711,497
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $9,772,823,111. Net unrealized depreciation aggregated $641,310,973, of which $1,534,934,236 related to appreciated investment securities and $2,176,245,209 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2012

1.810711.108

STI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Allison Transmission Holdings, Inc. (d)	27,992	$ 581,954
American Axle & Manufacturing Holdings, Inc. (a)	58,540	612,328
BorgWarner, Inc. (a)(d)	100,502	6,663,283
Cooper Tire & Rubber Co.	54,354	1,357,763
Dana Holding Corp. (d)	120,750	1,712,235
Dorman Products, Inc. (d)	25,196	861,703
Drew Industries, Inc. (d)	16,139	523,872
Exide Technologies (a)(d)	55,732	161,065
Federal-Mogul Corp. Class A (a)(d)	43,356	340,778
Fuel Systems Solutions, Inc. (a)(d)	13,525	204,363
Gentex Corp. (d)	126,248	2,240,902
Gentherm, Inc. (a)(d)	22,586	273,065
Johnson Controls, Inc.	612,301	16,862,770
Lear Corp.	91,325	3,988,163
Modine Manufacturing Co. (a)(d)	32,309	239,087
Motorcar Parts of America, Inc. (a)	7,628	49,429
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	46,888	38,448
Spartan Motors, Inc.	44,931	221,510
Standard Motor Products, Inc.	17,952	351,141
Stoneridge, Inc. (a)(d)	17,302	85,299
Strattec Security Corp.	672	15,382
Superior Industries International, Inc.	24,943	472,420
Tenneco, Inc. (a)(d)	52,551	1,685,311
The Goodyear Tire & Rubber Co. (a)	206,234	2,598,548
Tower International, Inc. (a)	4,070	31,950
TRW Automotive Holdings Corp. (a)(d)	89,798	4,547,371
UQM Technologies, Inc. (a)(d)	38,648	35,556
Visteon Corp. (a)(d)	46,798	2,344,580
		49,100,276
Automobiles - 0.5%
Ford Motor Co. (d)	3,399,672	38,926,244
General Motors Co. (a)(d)	691,398	17,893,380
Harley-Davidson, Inc. (d)	204,346	9,596,088
Tesla Motors, Inc. (a)(d)	62,835	2,125,080
Thor Industries, Inc. (d)	39,293	1,482,918
Winnebago Industries, Inc. (a)(d)	22,867	325,169
		70,348,879
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	367,235
Genuine Parts Co.	144,858	9,428,807
LKQ Corp. (a)	257,810	5,651,195
Pool Corp. (d)	41,433	1,735,628
VOXX International Corp. (a)	18,073	121,812
Weyco Group, Inc.	1,992	46,872
		17,351,549
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	583,601

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	$ 2,146,133
Ascent Capital Group, Inc. (a)	16,905	1,034,755
Bridgepoint Education, Inc. (a)(d)	11,294	110,004
Capella Education Co. (a)(d)	13,812	382,178
Career Education Corp. (a)	44,821	134,015
Carriage Services, Inc.	4,102	45,573
Coinstar, Inc. (a)(d)	21,619	1,016,958
Collectors Universe, Inc.	4,772	48,818
Corinthian Colleges, Inc. (a)(d)	84,173	186,864
DeVry, Inc.	60,163	1,568,449
Education Management Corp. (a)(d)	26,671	103,217
Grand Canyon Education, Inc. (a)(d)	30,849	730,504
H&R Block, Inc.	269,674	4,862,222
Hillenbrand, Inc. (d)	60,464	1,279,418
ITT Educational Services, Inc. (a)(d)	22,063	400,002
K12, Inc. (a)(d)	24,400	422,852
Learning Tree International, Inc. (a)	3,285	18,166
LifeLock, Inc. (d)	15,276	128,166
Lincoln Educational Services Corp.	15,671	60,647
Mac-Gray Corp.	7,087	84,477
Matthews International Corp. Class A	31,601	955,930
National American University Holdings, Inc.	5,378	21,297
Regis Corp. (d)	37,626	619,700
School Specialty, Inc. (a)(d)	13,358	17,499
Service Corp. International	236,136	3,289,374
Sotheby's Class A (Ltd. vtg.)	59,342	1,712,610
Steiner Leisure Ltd. (a)(d)	10,649	489,854
Stewart Enterprises, Inc. Class A	55,722	425,716
Strayer Education, Inc. (d)	14,558	761,820
Universal Technical Institute, Inc.	29,419	278,598
Weight Watchers International, Inc.	21,193	1,101,188
		25,020,605
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	483,482
Ambassadors Group, Inc.	24,177	114,841
Ameristar Casinos, Inc.	18,903	376,170
Bally Technologies, Inc. (a)(d)	46,562	2,101,809
Biglari Holdings, Inc. (a)	607	220,614
BJ's Restaurants, Inc. (a)(d)	21,746	745,670
Bloomin' Brands, Inc. (d)	25,018	396,035
Bob Evans Farms, Inc.	27,901	1,051,589
Boyd Gaming Corp. (a)(d)	49,786	273,823
Bravo Brio Restaurant Group, Inc. (a)	12,451	169,956
Brinker International, Inc.	62,217	1,863,399
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,000,759
Burger King Worldwide, Inc. (d)	82,686	1,417,238
Caesars Entertainment Corp. (d)	5,503	33,568
Caribou Coffee Co., Inc. (a)(d)	18,083	217,900
Carnival Corp. unit	395,075	15,273,600
Carrols Restaurant Group, Inc. (a)	6,381	41,413
CEC Entertainment, Inc.	20,553	643,309
Chipotle Mexican Grill, Inc. (a)(d)	28,201	7,438,860
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	44,031	$ 1,431,008
Churchill Downs, Inc.	10,397	657,194
Chuys Holdings, Inc. (d)	5,695	134,117
Cosi, Inc. (a)(d)	46,943	27,696
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,143,031
Darden Restaurants, Inc.	104,736	5,538,440
Del Frisco's Restaurant Group, Inc. (a)(d)	5,543	82,092
Denny's Corp. (a)(d)	71,197	338,186
DineEquity, Inc. (a)(d)	12,829	808,868
Domino's Pizza, Inc.	66,862	2,781,459
Dover Downs Gaming & Entertainment, Inc.	1,508	3,152
Dover Motorsports, Inc.	9,993	16,488
Dunkin' Brands Group, Inc. (d)	91,395	2,908,189
Einstein Noah Restaurant Group, Inc.	3,797	60,790
Empire Resorts, Inc. (a)	4,429	8,194
Entertainment Gaming Asia, Inc. (a)	8,246	16,987
Famous Dave's of America, Inc. (a)	2,311	20,106
Fiesta Restaurant Group, Inc. (a)	6,381	96,034
Frisch's Restaurants, Inc.	500	9,530
Hyatt Hotels Corp. Class A (a)	51,855	1,892,708
Ignite Restaurant Group, Inc. (a)(d)	4,841	61,481
International Game Technology	268,403	3,722,750
International Speedway Corp. Class A (d)	20,854	559,513
Interval Leisure Group, Inc.	29,497	555,429
Isle of Capri Casinos, Inc. (a)	20,657	101,426
Jack in the Box, Inc. (a)(d)	42,139	1,160,929
Jamba, Inc. (a)(d)	95,683	200,934
Kona Grill, Inc. (a)	4,029	33,884
Krispy Kreme Doughnuts, Inc. (a)(d)	47,141	428,983
Lakes Entertainment, Inc. (a)	2,872	7,553
Las Vegas Sands Corp.	337,364	15,738,031
Life Time Fitness, Inc. (a)(d)	34,454	1,621,405
Luby's, Inc. (a)	14,614	92,945
Marcus Corp.	22,859	270,651
Marriott International, Inc. Class A	251,677	9,133,358
Marriott Vacations Worldwide Corp.	23,385	930,957
McDonald's Corp.	900,773	78,403,282
MGM Mirage, Inc. (a)(d)	308,787	3,134,188
Monarch Casino & Resort, Inc. (a)	4,802	45,475
Morgans Hotel Group Co. (a)(d)	27,678	161,916
MTR Gaming Group, Inc. (a)	11,304	32,556
Multimedia Games Holding Co., Inc. (a)	20,726	306,330
Orient Express Hotels Ltd. Class A (a)(d)	73,895	911,125
Panera Bread Co. Class A (a)(d)	26,570	4,264,485
Papa John's International, Inc. (a)	19,260	1,019,432
Penn National Gaming, Inc. (a)(d)	56,402	2,866,350
Pinnacle Entertainment, Inc. (a)	61,922	800,032
Premier Exhibitions, Inc. (a)	7,733	21,111
Red Lion Hotels Corp. (a)	3,129	22,685

	Shares	Value
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	$ 692,302
Rick's Cabaret International, Inc. (a)(d)	5,726	46,495
Royal Caribbean Cruises Ltd. (d)	140,250	4,943,813
Ruby Tuesday, Inc. (a)	44,363	346,475
Ruth's Hospitality Group, Inc. (a)(d)	33,916	254,370
Ryman Hospitality Properties, Inc.	33,863	1,124,929
Scientific Games Corp. Class A (a)(d)	45,645	380,223
SHFL Entertainment, Inc. (a)(d)	42,130	579,709
Six Flags Entertainment Corp.	45,506	2,797,709
Sonic Corp. (a)(d)	98,965	1,002,515
Speedway Motorsports, Inc.	7,569	122,769
Starbucks Corp.	680,887	35,317,609
Starwood Hotels & Resorts Worldwide, Inc.	173,115	9,341,285
Texas Roadhouse, Inc. Class A	57,171	949,610
The Cheesecake Factory, Inc. (d)	39,940	1,365,549
Town Sports International Holdings, Inc.	13,107	132,643
Vail Resorts, Inc. (d)	30,368	1,710,326
Wendy's Co.	250,660	1,168,076
WMS Industries, Inc. (a)(d)	45,733	772,888
Wyndham Worldwide Corp.	137,748	6,762,049
Wynn Resorts Ltd.	68,295	7,676,358
Yum! Brands, Inc.	407,335	27,324,032
		283,259,234
Household Durables - 0.5%
American Greetings Corp. Class A (d)	30,155	519,872
Bassett Furniture Industries, Inc.	1,947	21,631
Beazer Homes USA, Inc. (a)(d)	22,468	335,447
Blyth, Inc. (d)	16,038	258,533
Cavco Industries, Inc. (a)(d)	9,813	505,370
Cobra Electronics Corp. (a)	1,032	3,674
CSS Industries, Inc.	16,118	330,741
D.R. Horton, Inc.	238,199	4,635,353
Dixie Group, Inc. (a)	2,977	9,467
Emerson Radio Corp. (a)	23,724	40,094
Ethan Allen Interiors, Inc.	19,507	565,898
Flexsteel Industries, Inc.	2,547	50,660
Furniture Brands International, Inc. (a)(d)	57,083	50,810
Garmin Ltd. (d)	105,419	4,099,745
Harman International Industries, Inc.	71,938	2,845,867
Helen of Troy Ltd. (a)	25,644	791,374
Hooker Furniture Corp.	13,495	187,446
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	924,791
iRobot Corp. (a)	21,633	407,566
Jarden Corp. (d)	66,002	3,492,166
KB Home (d)	64,653	928,417
Kid Brands, Inc. (a)	16,651	27,641
Koss Corp.	2,669	12,571
La-Z-Boy, Inc.	34,909	520,842
Leggett & Platt, Inc.	113,304	3,155,516
Lennar Corp. Class A (d)	132,812	5,052,168
Libbey, Inc. (a)(d)	16,641	324,832
Lifetime Brands, Inc.	2,385	23,850
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M.D.C. Holdings, Inc.	26,306	$ 927,023
M/I Homes, Inc. (a)(d)	24,871	547,411
Meritage Homes Corp. (a)(d)	46,552	1,630,251
Mohawk Industries, Inc. (a)	49,124	4,224,173
NACCO Industries, Inc. Class A	6,219	331,597
Newell Rubbermaid, Inc.	245,601	5,356,558
NVR, Inc. (a)	4,152	3,736,136
PulteGroup, Inc. (a)	296,555	4,985,090
Ryland Group, Inc. (d)	35,461	1,186,170
Sealy Corp., Inc. (a)(d)	70,121	152,163
Skullcandy, Inc. (a)(d)	12,653	109,069
Skyline Corp. (a)	21,741	89,138
Standard Pacific Corp. (a)(d)	98,412	659,360
Stanley Furniture Co., Inc. (a)	5,699	25,646
Tempur-Pedic International, Inc. (a)	59,637	1,589,326
Toll Brothers, Inc. (a)(d)	122,766	3,908,869
Tupperware Brands Corp.	45,668	2,961,570
Universal Electronics, Inc. (a)(d)	14,332	252,816
Whirlpool Corp.	68,066	6,931,841
Zagg, Inc. (a)(d)	21,268	153,768
		69,880,317
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	75,765
Amazon.com, Inc. (a)	323,172	81,455,503
Blue Nile, Inc. (a)	11,337	445,998
dELiA*s, Inc. (a)	2,977	3,126
Expedia, Inc.	83,131	5,142,484
Gaiam, Inc. Class A (a)(d)	12,609	35,053
Geeknet, Inc. (a)	2,810	48,135
Groupon, Inc. Class A (a)(d)	268,227	1,123,871
Hollywood Media Corp. (a)	1,032	1,280
HomeAway, Inc. (a)	22,951	470,036
HSN, Inc.	33,708	1,782,816
Kayak Software Corp.	3,291	133,944
Liberty Media Corp. Interactive Series A (a)	531,914	10,265,940
Netflix, Inc. (a)(d)	49,274	4,026,179
NutriSystem, Inc.	26,922	215,107
Orbitz Worldwide, Inc. (a)(d)	31,286	72,271
Overstock.com, Inc. (a)(d)	14,467	219,464
PetMed Express, Inc.	32,292	372,650
Priceline.com, Inc. (a)	44,470	29,490,725
Shutterfly, Inc. (a)(d)	25,110	676,715
TripAdvisor, Inc. (d)	96,685	3,692,400
U.S. Auto Parts Network, Inc. (a)(d)	5,048	9,793
ValueVision Media, Inc. Class A (a)(d)	18,644	34,119
Vitacost.com, Inc. (a)(d)	15,384	111,534
		139,904,908
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	704,358

	Shares	Value
Black Diamond, Inc. (a)	20,004	$ 164,833
Brunswick Corp. (d)	73,179	1,885,823
Callaway Golf Co.	77,147	519,971
Hasbro, Inc. (d)	94,098	3,619,009
JAKKS Pacific, Inc.	19,661	245,369
Johnson Outdoors, Inc. Class A (a)	3,505	73,184
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	307,381
Marine Products Corp.	11,741	64,341
Mattel, Inc. (d)	298,569	11,199,323
Meade Instruments Corp. (a)	112	190
Nautilus, Inc. (a)	5,159	17,541
Polaris Industries, Inc.	56,100	4,757,841
Smith & Wesson Holding Corp. (a)(d)	80,794	856,416
Steinway Musical Instruments, Inc. (a)	4,620	105,336
Sturm, Ruger & Co., Inc. (d)	24,417	1,430,592
Summer Infant, Inc. (a)	32,605	57,385
		26,008,893
Media - 3.4%
A.H. Belo Corp. Class A	22,177	102,901
AMC Networks, Inc. Class A (a)	49,477	2,610,407
Arbitron, Inc. (d)	37,846	1,376,459
Ballantyne of Omaha, Inc. (a)	17,964	57,126
Belo Corp. Series A	87,121	627,271
Cablevision Systems Corp. - NY Group Class A (d)	252,827	3,499,126
Carmike Cinemas, Inc. (a)	21,753	328,905
CBS Corp. Class B	541,798	19,493,892
Central European Media Enterprises Ltd. Class A (a)(d)	17,504	81,044
Charter Communications, Inc. Class A (a)	36,816	2,608,414
Cinemark Holdings, Inc.	79,620	2,165,664
Clear Channel Outdoor Holding, Inc. Class A	41,131	267,352
Comcast Corp. Class A	2,395,215	89,054,094
Crown Media Holdings, Inc. Class A (a)(d)	24,979	45,712
Cumulus Media, Inc. Class A (a)(d)	68,791	157,531
Dex One Corp. (a)	62,269	60,401
Digital Cinema Destinations Co.	1,935	11,165
Digital Generation, Inc. (a)(d)	26,444	280,835
DIRECTV (a)	572,344	28,445,497
Discovery Communications, Inc. (a)(d)	222,440	13,437,600
DISH Network Corp. Class A	199,311	7,382,479
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,212,136
E.W. Scripps Co. Class A (a)	24,274	247,109
Emmis Communications Corp. Class A (a)	7,973	15,149
Entercom Communications Corp. Class A (a)(d)	21,235	134,842
Entravision Communication Corp. Class A (d)	63,982	95,973
Fisher Communications, Inc.	2,670	67,044
Gannett Co., Inc.	189,143	3,385,660
Gray Television, Inc. (a)	7,475	15,698
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Harris Interactive, Inc. (a)	5,389	$ 7,329
Harte-Hanks, Inc.	45,482	240,600
Insignia Systems, Inc. (a)	5,038	8,565
Interpublic Group of Companies, Inc.	378,762	4,098,205
John Wiley & Sons, Inc. Class A	46,973	2,005,747
Journal Communications, Inc. Class A (a)(d)	23,068	129,411
Lamar Advertising Co. Class A (a)(d)	69,336	2,722,825
Liberty Global, Inc. Class A (a)	233,612	13,091,616
Liberty Media Corp.:
Capital Series A (a)	99,109	10,900,999
Series A (a)	25,697	1,504,559
LIN TV Corp. Class A (a)(d)	36,007	233,325
Live Nation Entertainment, Inc. (a)(d)	134,515	1,181,042
LodgeNet Entertainment Corp. (a)(d)	35,253	5,288
Martha Stewart Living Omnimedia, Inc. Class A	39,255	103,633
McGraw-Hill Companies, Inc.	242,766	12,893,302
Media General, Inc. Class A (a)(d)	21,745	97,200
Meredith Corp.	34,788	1,084,690
Morningstar, Inc. (d)	26,885	1,716,070
National CineMedia, Inc.	40,280	576,004
Navarre Corp. (a)	5,954	10,420
New Frontier Media, Inc. rights (a)	5,133	0
News Corp. Class A	1,885,020	46,446,893
Nexstar Broadcasting Group, Inc. Class A (a)(d)	2,664	23,976
Omnicom Group, Inc. (d)	239,102	11,892,933
Outdoor Channel Holdings, Inc.	3,578	26,585
Pandora Media, Inc. (a)(d)	80,080	698,298
Radio One, Inc. Class D (non-vtg.) (a)	32,336	23,929
ReachLocal, Inc. (a)(d)	5,194	56,926
Regal Entertainment Group Class A (d)	55,158	859,362
Rentrak Corp. (a)	4,521	86,894
RLJ Entertainment, Inc. (a)	17,180	109,952
Saga Communications, Inc. Class A	201	9,115
Salem Communications Corp. Class A	1,732	8,972
Scholastic Corp. (d)	17,229	483,446
Scripps Networks Interactive, Inc. Class A	77,173	4,556,294
Shutterstock, Inc. (d)	4,521	115,738
Sinclair Broadcast Group, Inc. Class A	37,417	412,710
Sirius XM Radio, Inc. (a)(d)	2,974,545	8,269,235
Spanish Broadcasting System, Inc. Class A (a)	698	1,682
SuperMedia, Inc. (a)(d)	19,383	41,867
The Madison Square Garden Co. Class A (a)	48,198	2,111,072
The McClatchy Co. Class A (a)(d)	49,260	165,021
The New York Times Co. Class A (a)(d)	109,097	884,777
The Walt Disney Co.	1,605,776	79,742,836
Time Warner Cable, Inc.	271,603	25,772,409
Time Warner, Inc.	850,000	40,205,000

	Shares	Value
Valassis Communications, Inc. (a)(d)	33,863	$ 879,761
Viacom, Inc. Class B (non-vtg.)	438,262	22,618,702
Washington Post Co. Class B (d)	3,968	1,456,494
World Wrestling Entertainment, Inc. Class A	44,310	357,582
		478,196,777
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	53,063	1,494,254
Dillard's, Inc. Class A	32,687	2,906,201
Dollar General Corp. (a)	235,333	11,766,650
Dollar Tree, Inc. (a)	221,972	9,265,111
Family Dollar Stores, Inc.	100,910	7,184,792
Fred's, Inc. Class A	41,012	545,460
Gordmans Stores, Inc. (a)(d)	10,233	147,969
JCPenney Co., Inc. (d)	131,144	2,352,723
Kohl's Corp.	200,844	8,967,685
Macy's, Inc.	360,200	13,939,740
Nordstrom, Inc.	136,880	7,403,839
Saks, Inc. (a)(d)	100,086	1,050,903
Sears Holdings Corp. (a)(d)	37,834	1,589,406
Target Corp.	574,547	36,271,152
The Bon-Ton Stores, Inc. (d)	19,775	234,334
Tuesday Morning Corp. (a)	26,882	169,625
		105,289,844
Specialty Retail - 2.5%
Aarons, Inc. Class A	69,026	1,981,046
Abercrombie & Fitch Co. Class A	83,791	3,845,169
Advance Auto Parts, Inc.	63,481	4,643,635
Aeropostale, Inc. (a)	70,783	977,513
America's Car Mart, Inc. (a)	10,422	384,572
American Eagle Outfitters, Inc.	183,756	3,895,627
ANN, Inc. (a)	46,918	1,574,099
Asbury Automotive Group, Inc. (a)(d)	22,455	677,916
Ascena Retail Group, Inc. (a)(d)	107,818	2,167,142
AutoNation, Inc. (a)	53,370	2,078,228
AutoZone, Inc. (a)(d)	32,669	12,537,382
Barnes & Noble, Inc. (a)(d)	41,457	594,908
bebe Stores, Inc.	66,951	251,736
Bed Bath & Beyond, Inc. (a)	206,837	12,145,469
Best Buy Co., Inc.	235,565	3,088,257
Big 5 Sporting Goods Corp.	16,237	227,318
Body Central Corp. (a)(d)	23,522	240,630
Books-A-Million, Inc. (a)(d)	4,414	11,344
Brown Shoe Co., Inc.	39,452	751,561
Build-A-Bear Workshop, Inc. (a)(d)	4,049	14,738
Cabela's, Inc. Class A (a)(d)	38,825	1,854,670
Cache, Inc. (a)	2,880	7,085
CarMax, Inc. (a)(d)	201,283	7,298,522
Casual Male Retail Group, Inc. (a)(d)	42,389	162,350
Chico's FAS, Inc.	136,588	2,547,366
Christopher & Banks Corp. (a)	22,706	103,766
Citi Trends, Inc. (a)	14,433	201,485
Coldwater Creek, Inc. (a)(d)	13,235	75,704
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Conn's, Inc. (a)(d)	15,280	$ 432,118
Destination Maternity Corp.	9,860	219,089
Dick's Sporting Goods, Inc.	78,016	4,096,620
DSW, Inc. Class A	26,500	1,802,795
Express, Inc. (a)(d)	73,173	1,092,473
Finish Line, Inc. Class A	36,835	759,906
Five Below, Inc. (d)	9,429	350,287
Foot Locker, Inc.	123,318	4,419,717
Francescas Holdings Corp. (a)(d)	39,040	1,016,211
GameStop Corp. Class A (d)	106,346	2,791,583
Gap, Inc.	291,066	10,030,134
Genesco, Inc. (a)	19,944	1,103,502
GNC Holdings, Inc.	62,217	2,185,683
Group 1 Automotive, Inc.	17,193	1,044,647
Guess?, Inc. (d)	49,289	1,275,106
Haverty Furniture Companies, Inc.	22,550	377,713
hhgregg, Inc. (a)(d)	15,184	112,362
Hibbett Sports, Inc. (a)(d)	22,731	1,221,564
Home Depot, Inc.	1,350,764	87,894,213
Hot Topic, Inc.	51,429	513,261
Jos. A. Bank Clothiers, Inc. (a)(d)	23,081	994,791
Kirkland's, Inc. (a)	10,699	97,254
Limited Brands, Inc.	212,274	11,070,089
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	739,429
Lowe's Companies, Inc.	1,035,409	37,367,911
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	1,160,508
MarineMax, Inc. (a)(d)	10,125	83,633
Mattress Firm Holding Corp.	7,207	206,192
Monro Muffler Brake, Inc. (d)	28,456	912,868
New York & Co., Inc. (a)	19,427	72,268
O'Reilly Automotive, Inc. (a)	111,111	10,453,323
Office Depot, Inc. (a)	247,217	830,649
OfficeMax, Inc. (d)	117,377	1,173,770
Pacific Sunwear of California, Inc. (a)(d)	60,120	91,382
Penske Automotive Group, Inc.	33,321	970,641
Perfumania Holdings, Inc. (a)	876	4,336
PetSmart, Inc.	105,988	7,489,112
Pier 1 Imports, Inc. (d)	84,654	1,624,510
RadioShack Corp. (d)	82,121	166,706
Rent-A-Center, Inc. (d)	45,857	1,593,989
Restoration Hardware Holdings, Inc. (d)	4,814	177,637
Ross Stores, Inc.	197,481	11,240,619
rue21, Inc. (a)(d)	10,092	289,741
Sally Beauty Holdings, Inc. (a)	128,102	3,247,386
Select Comfort Corp. (a)(d)	50,428	1,350,462
Shoe Carnival, Inc.	8,791	194,369
Signet Jewelers Ltd.	71,742	3,856,133
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	644,649
Stage Stores, Inc.	23,252	601,529
Staples, Inc. (d)	598,687	7,004,638
Stein Mart, Inc.	16,975	144,967

	Shares	Value
Systemax, Inc.	6,560	$ 67,568
Teavana Holdings, Inc. (a)(d)	5,562	82,040
The Buckle, Inc. (d)	22,180	1,134,507
The Cato Corp. Class A (sub. vtg.)	30,985	900,424
The Children's Place Retail Stores, Inc. (a)(d)	18,479	898,264
The Men's Wearhouse, Inc.	53,679	1,741,347
The Pep Boys - Manny, Moe & Jack (d)	83,764	885,385
Tiffany & Co., Inc.	117,916	6,954,686
Tile Shop Holdings, Inc. (a)(d)	22,602	354,173
Tilly's, Inc. (a)	6,806	90,043
TJX Companies, Inc.	659,685	29,250,433
Tractor Supply Co.	62,186	5,573,109
Trans World Entertainment Corp.	2,977	11,581
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	50,332	5,047,293
Urban Outfitters, Inc. (a)	92,367	3,482,236
Vitamin Shoppe, Inc. (a)(d)	23,600	1,398,536
West Marine, Inc. (a)	3,285	33,967
Wet Seal, Inc. Class A (a)	66,930	196,774
Williams-Sonoma, Inc.	84,343	3,817,364
Winmark Corp.	391	22,088
Zale Corp. (a)(d)	22,527	109,932
Zumiez, Inc. (a)(d)	17,893	370,027
		355,355,490
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	41,486
Carter's, Inc. (a)(d)	39,536	2,096,989
Cherokee, Inc.	20,319	291,171
Coach, Inc.	255,006	14,749,547
Columbia Sportswear Co. (d)	17,213	996,633
Crocs, Inc. (a)	71,445	953,791
Culp, Inc.	7,038	100,221
Deckers Outdoor Corp. (a)(d)	36,096	1,382,116
Delta Apparel, Inc. (a)(d)	1,905	27,642
Fifth & Pacific Companies, Inc. (a)(d)	93,171	1,122,711
Fossil, Inc. (a)	48,886	4,225,706
G-III Apparel Group Ltd. (a)(d)	12,799	487,002
Hanesbrands, Inc. (a)(d)	80,441	2,903,920
Iconix Brand Group, Inc. (a)(d)	61,164	1,233,066
Joe's Jeans, Inc. (a)(d)	32,503	28,928
K-Swiss, Inc. Class A (a)	23,242	71,818
Maidenform Brands, Inc. (a)	18,000	330,660
Michael Kors Holdings Ltd. (d)	101,281	5,383,085
Movado Group, Inc.	14,045	487,221
NIKE, Inc. Class B	329,379	32,107,865
Oxford Industries, Inc. (d)	12,480	681,907
Perry Ellis International, Inc. (a)(d)	7,954	172,443
PVH Corp. (d)	62,683	7,182,845
Quiksilver, Inc. (a)	122,287	489,148
R.G. Barry Corp.	3,640	55,801
Ralph Lauren Corp.	52,409	8,232,930
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	32,235	627,293
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)(d)	35,946	$ 1,599,956
Superior Uniform Group, Inc.	859	9,913
The Jones Group, Inc. (d)	62,712	737,493
True Religion Apparel, Inc. (d)	28,057	732,007
Tumi Holdings, Inc. (d)	16,160	363,115
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	67,082	3,476,860
Unifi, Inc. (a)	18,843	260,787
Vera Bradley, Inc. (a)(d)	16,362	453,391
VF Corp.	79,426	12,748,667
Warnaco Group, Inc. (a)	50,511	3,631,236
Wolverine World Wide, Inc. (d)	42,482	1,838,621
		112,315,991
TOTAL CONSUMER DISCRETIONARY		1,732,032,763
CONSUMER STAPLES - 9.5%
Beverages - 2.0%
Beam, Inc. (d)	144,501	8,107,951
Boston Beer Co., Inc. Class A (a)(d)	7,731	873,371
Brown-Forman Corp. Class B (non-vtg.)	139,755	9,808,006
Central European Distribution Corp. (a)(d)	99,939	168,897
Coca-Cola Bottling Co. CONSOLIDATED	3,094	212,372
Coca-Cola Enterprises, Inc.	270,815	8,444,012
Constellation Brands, Inc. Class A (sub. vtg.) (a)	138,226	4,959,549
Craft Brew Alliance, Inc. (a)	5,908	37,693
Dr. Pepper Snapple Group, Inc.	184,807	8,288,594
MGP Ingredients, Inc.	4,299	14,187
Molson Coors Brewing Co. Class B	130,966	5,429,850
Monster Beverage Corp. (a)	137,421	7,152,763
National Beverage Corp.	7,694	132,029
PepsiCo, Inc.	1,385,448	97,272,304
Primo Water Corp. (a)	8,907	9,174
REED'S, Inc. (a)(d)	1,830	12,883
The Coca-Cola Co.	3,546,699	134,490,826
		285,414,461
Food & Staples Retailing - 2.0%
Andersons, Inc. (d)	16,533	697,362
Arden Group, Inc. Class A	86	8,578
Casey's General Stores, Inc. (d)	33,387	1,649,318
Chefs' Warehouse Holdings (a)(d)	6,997	110,623
Costco Wholesale Corp.	386,223	40,163,330
Crumbs Bake Shop, Inc. (a)(d)	5,760	16,301
CVS Caremark Corp.	1,138,889	52,969,727
Fresh Market, Inc. (a)(d)	36,436	1,888,478
Harris Teeter Supermarkets, Inc.	38,175	1,450,268
Ingles Markets, Inc. Class A (d)	19,385	315,782
Kroger Co.	476,839	12,512,255

	Shares	Value
Nash-Finch Co.	11,468	$ 241,975
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	133,883
Pizza Inn Holdings, Inc. (a)(d)	9,079	29,688
PriceSmart, Inc.	17,002	1,317,995
Rite Aid Corp. (a)	488,242	493,124
Roundy's, Inc. (d)	8,260	39,235
Safeway, Inc. (d)	265,495	4,542,619
Spartan Stores, Inc.	24,920	374,797
SUPERVALU, Inc. (d)	159,881	380,517
Susser Holdings Corp. (a)	14,504	529,541
Sysco Corp. (d)	529,521	16,759,340
The Pantry, Inc. (a)	24,320	312,269
United Natural Foods, Inc. (a)	43,201	2,236,516
Village Super Market, Inc. Class A	3,352	126,236
Wal-Mart Stores, Inc.	1,512,099	108,901,370
Walgreen Co.	769,522	26,094,491
Weis Markets, Inc.	9,706	379,602
Whole Foods Market, Inc.	153,053	14,289,028
		288,964,248
Food Products - 1.8%
Alico, Inc.	172	5,920
Annie's, Inc.	7,023	251,915
Archer Daniels Midland Co.	583,978	15,592,213
B&G Foods, Inc. Class A (d)	45,939	1,340,500
Bunge Ltd. (d)	126,899	9,283,931
Cal-Maine Foods, Inc.	14,807	680,678
Calavo Growers, Inc.	8,788	211,439
Campbell Soup Co. (d)	184,577	6,783,205
Chiquita Brands International, Inc. (a)(d)	30,757	219,297
Coffee Holding Co., Inc.	3,401	23,603
ConAgra Foods, Inc.	354,826	10,595,104
Darling International, Inc. (a)(d)	97,539	1,645,483
Dean Foods Co. (a)	158,855	2,722,775
Diamond Foods, Inc. (d)	18,346	261,247
Dole Food Co., Inc. (a)(d)	28,149	323,151
Farmer Brothers Co. (a)	3,100	34,441
Flowers Foods, Inc.	120,921	2,846,480
Fresh Del Monte Produce, Inc.	38,697	1,004,187
General Mills, Inc. (d)	563,045	23,079,215
Green Mountain Coffee Roasters, Inc. (a)(d)	115,161	4,222,954
H.J. Heinz Co.	287,153	16,786,964
Hain Celestial Group, Inc. (a)(d)	37,478	2,258,799
Hillshire Brands Co.	99,447	2,769,599
Hormel Foods Corp. (d)	148,701	4,611,218
Ingredion, Inc.	69,989	4,545,786
J&J Snack Foods Corp.	11,932	750,523
John B. Sanfilippo & Son, Inc. (a)	4,594	81,406
Kellogg Co.	212,005	11,757,797
Kraft Foods Group, Inc. (a)	529,526	23,945,166
Lancaster Colony Corp.	17,892	1,355,140
McCormick & Co., Inc. (non-vtg.)	124,088	8,011,121
Mead Johnson Nutrition Co. Class A	181,559	12,380,508
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc. (a)	1,583,980	$ 41,009,242
Omega Protein Corp. (a)(d)	32,056	199,388
Pilgrims Pride Corp. (d)	54,584	389,730
Post Holdings, Inc. (a)(d)	28,839	993,215
Ralcorp Holdings, Inc. (a)(d)	47,024	4,191,719
Sanderson Farms, Inc. (d)	16,208	777,498
Seneca Foods Corp. Class A (a)(d)	7,029	217,758
Smart Balance, Inc. (a)(d)	45,561	566,323
Smithfield Foods, Inc. (a)	121,954	2,728,111
Snyders-Lance, Inc.	50,907	1,225,841
The Hershey Co.	144,101	10,558,280
The J.M. Smucker Co.	97,554	8,629,627
Tootsie Roll Industries, Inc. (d)	29,529	802,598
TreeHouse Foods, Inc. (a)(d)	29,752	1,560,195
Tyson Foods, Inc. Class A	254,649	4,881,621
WhiteWave Foods Co.	22,752	345,148
		249,458,059
Household Products - 1.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	407,195
Church & Dwight Co., Inc. (d)	122,817	6,650,541
Clorox Co. (d)	108,738	8,302,146
Colgate-Palmolive Co.	401,013	43,509,911
Energizer Holdings, Inc.	57,715	4,603,348
Harbinger Group, Inc. (a)	9,831	84,055
Kimberly-Clark Corp.	350,846	30,074,519
Oil-Dri Corp. of America	644	15,147
Orchids Paper Products Co.	2,087	44,307
Procter & Gamble Co.	2,477,131	172,978,058
Spectrum Brands Holdings, Inc. (d)	17,958	858,931
WD-40 Co. (d)	17,410	822,448
		268,350,606
Personal Products - 0.2%
Avon Products, Inc.	410,247	5,722,946
Cyanotech Corp. (a)	2,300	12,006
Elizabeth Arden, Inc. (a)(d)	22,677	1,052,440
Estee Lauder Companies, Inc. Class A	212,428	12,373,931
Herbalife Ltd. (d)	102,302	4,702,823
Inter Parfums, Inc. (d)	14,485	289,990
LifeVantage Corp. (a)(d)	61,077	155,136
Mannatech, Inc. (a)	599	4,636
MediFast, Inc. (a)	10,225	324,337
Nature's Sunshine Products, Inc. (d)	2,859	43,828
Nu Skin Enterprises, Inc. Class A	53,831	2,443,927
Nutraceutical International Corp. (a)	4,799	79,519
Prestige Brands Holdings, Inc. (a)(d)	44,548	962,237
Revlon, Inc. (a)	13,966	208,373
Schiff Nutrition International, Inc. (a)(d)	11,821	496,364

	Shares	Value
The Female Health Co. (d)	4,862	$ 35,006
USANA Health Sciences, Inc. (a)(d)	12,622	521,036
		29,428,535
Tobacco - 1.6%
Alliance One International, Inc. (a)(d)	89,449	294,287
Altria Group, Inc.	1,811,886	61,259,866
Lorillard, Inc.	115,980	14,052,137
Philip Morris International, Inc.	1,516,432	136,296,908
Reynolds American, Inc.	311,872	13,635,044
Star Scientific, Inc. (a)(d)	92,291	262,106
Universal Corp. (d)	28,408	1,417,559
Vector Group Ltd. (d)	26,460	427,064
		227,644,971
TOTAL CONSUMER STAPLES		1,349,260,880
ENERGY - 10.0%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)(d)	74,378	3,421,388
Baker Hughes, Inc.	393,721	16,989,061
Basic Energy Services, Inc. (a)(d)	31,153	343,306
Bolt Technology Corp.	7,172	103,635
Bristow Group, Inc.	35,526	1,850,905
C&J Energy Services, Inc. (a)(d)	34,039	679,759
Cal Dive International, Inc. (a)(d)	78,352	123,013
Cameron International Corp. (a)	219,012	11,815,697
Carbo Ceramics, Inc. (d)	16,331	1,250,465
Dawson Geophysical Co. (a)	7,871	179,065
Diamond Offshore Drilling, Inc.	67,074	4,628,106
Dresser-Rand Group, Inc. (a)(d)	66,371	3,505,053
Dril-Quip, Inc. (a)(d)	28,922	2,035,241
ENGlobal Corp. (a)	5,637	2,649
Ensco PLC Class A	206,615	12,031,191
Exterran Holdings, Inc. (a)(d)	55,256	1,153,193
FMC Technologies, Inc. (a)(d)	211,230	8,630,858
Forbes Energy Services Ltd. (a)	500	1,160
Forum Energy Technologies, Inc.	11,487	289,932
Geokinetics, Inc. (a)	3,794	1,118
Geospace Technologies Corp. (a)(d)	13,000	990,210
Global Geophysical Services, Inc. (a)(d)	18,062	76,041
GreenHunter Energy, Inc.	12,193	22,801
Gulf Island Fabrication, Inc.	10,744	250,013
Gulfmark Offshore, Inc. Class A (a)	20,706	648,926
Halliburton Co.	828,203	27,620,570
Helix Energy Solutions Group, Inc. (a)	81,255	1,422,775
Helmerich & Payne, Inc.	93,242	4,867,232
Hercules Offshore, Inc. (a)(d)	189,533	977,990
Hornbeck Offshore Services, Inc. (a)(d)	24,578	884,071
ION Geophysical Corp. (a)(d)	97,381	580,391
Key Energy Services, Inc. (a)	128,766	861,445
Lufkin Industries, Inc.	27,847	1,524,902
Matrix Service Co. (a)	19,340	212,160
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)(d)	197,550	$ 2,080,202
Mitcham Industries, Inc. (a)(d)	23,287	337,429
Nabors Industries Ltd. (a)(d)	243,822	3,584,183
National Oilwell Varco, Inc.	381,969	26,088,483
Natural Gas Services Group, Inc. (a)	21,602	355,569
Newpark Resources, Inc. (a)(d)	85,435	666,393
Noble Corp.	237,885	8,204,654
Oceaneering International, Inc.	92,364	4,865,736
Oil States International, Inc. (a)	44,171	3,123,773
Parker Drilling Co. (a)	122,844	514,716
Patterson-UTI Energy, Inc.	122,546	2,176,417
PHI, Inc. (non-vtg.) (a)(d)	18,377	575,751
Pioneer Energy Services Corp. (a)	48,304	349,238
RigNet, Inc. (a)(d)	15,376	295,527
Rowan Companies PLC (a)(d)	106,599	3,382,386
RPC, Inc.	65,463	756,752
Schlumberger Ltd.	1,191,339	85,323,699
SEACOR Holdings, Inc. (a)(d)	20,388	1,847,153
Superior Energy Services, Inc. (a)	134,692	2,735,595
Tesco Corp. (a)	25,016	270,173
TETRA Technologies, Inc. (a)	67,813	474,691
TGC Industries, Inc. (d)	12,062	96,978
Tidewater, Inc.	43,850	1,967,111
Transocean Ltd. (United States)	322,600	14,904,120
Unit Corp. (a)(d)	41,417	1,860,452
Weatherford International Ltd. (a)	674,508	7,021,628
Willbros Group, Inc. (a)	35,988	181,020
		284,014,151
Oil, Gas & Consumable Fuels - 8.0%
Abraxas Petroleum Corp. (a)(d)	126,005	279,731
Adams Resources & Energy, Inc.	1,804	62,942
Alon USA Energy, Inc.	9,432	134,123
Alpha Natural Resources, Inc. (a)(d)	188,280	1,408,334
Amyris, Inc. (a)(d)	41,172	116,517
Anadarko Petroleum Corp.	447,016	32,717,101
Apache Corp.	348,246	26,846,284
APCO Oil and Gas International, Inc.	12,221	130,154
Approach Resources, Inc. (a)(d)	29,242	686,895
Arch Coal, Inc.	179,732	1,207,799
Barnwell Industries, Inc. (a)	2,847	9,481
Berry Petroleum Co. Class A (d)	38,847	1,208,530
Bill Barrett Corp. (a)(d)	37,315	648,535
BioFuel Energy Corp. (a)(d)	979	4,415
Bonanza Creek Energy, Inc. (d)	18,196	431,245
BPZ Energy, Inc. (a)(d)	134,116	339,313
Cabot Oil & Gas Corp.	187,136	8,814,106
Callon Petroleum Co. (a)(d)	31,499	147,730
Carrizo Oil & Gas, Inc. (a)(d)	25,134	521,531
Ceres, Inc.	2,484	10,309
Cheniere Energy, Inc. (a)(d)	185,027	3,108,454
Chesapeake Energy Corp. (d)	476,743	8,118,933

	Shares	Value
Chevron Corp.	1,763,956	$ 186,432,510
Cimarex Energy Co.	74,716	4,491,926
Clayton Williams Energy, Inc. (a)(d)	7,754	315,665
Clean Energy Fuels Corp. (a)(d)	50,107	664,419
Cloud Peak Energy, Inc. (a)(d)	54,586	1,035,496
Cobalt International Energy, Inc. (a)	161,814	3,773,502
Comstock Resources, Inc. (a)(d)	32,496	532,934
Concho Resources, Inc. (a)	92,258	7,404,627
ConocoPhillips	1,109,429	63,170,887
CONSOL Energy, Inc.	200,582	6,288,246
Contango Oil & Gas Co. (d)	16,222	664,940
Continental Resources, Inc. (a)(d)	57,407	3,943,861
Crimson Exploration, Inc. (a)	12,416	34,020
Crosstex Energy, Inc.	45,920	590,072
Cubic Energy, Inc. (a)(d)	25,301	7,084
CVR Energy, Inc. (a)(d)	13,732	628,102
Delek US Holdings, Inc.	36,764	965,790
Denbury Resources, Inc. (a)(d)	339,456	5,237,806
Devon Energy Corp.	334,997	17,309,295
DHT Holdings, Inc. (d)	4,997	18,539
Diamondback Energy, Inc.	12,429	223,722
Double Eagle Petroleum Co. (a)	1,282	5,487
Emerald Oil, Inc. (a)	18,010	92,031
Endeavour International Corp. (a)(d)	33,475	225,622
Energen Corp. (d)	73,288	3,263,515
EOG Resources, Inc.	242,039	28,468,627
EPL Oil & Gas, Inc. (a)	30,399	638,075
EQT Corp.	132,977	7,986,599
Evolution Petroleum Corp. (a)(d)	6,950	54,905
EXCO Resources, Inc. (d)	115,116	893,300
Exxon Mobil Corp.	4,149,105	365,702,115
Forest Oil Corp. (a)	96,618	615,457
FX Energy, Inc. (a)(d)	35,252	141,361
Gasco Energy, Inc. (a)	97,844	11,516
Gastar Exploration Ltd. (a)	74,542	73,797
Gevo, Inc. (a)(d)	17,509	28,014
GMX Resources, Inc. (a)(d)	74,770	47,591
Goodrich Petroleum Corp. (a)(d)	33,339	300,384
Green Plains Renewable Energy, Inc. (a)(d)	14,190	109,689
Gulfport Energy Corp. (a)(d)	41,201	1,567,286
Halcon Resources Corp. (a)(d)	66,558	411,328
Harvest Natural Resources, Inc. (a)(d)	33,266	292,741
Hess Corp.	270,014	13,395,395
HollyFrontier Corp.	180,713	8,191,720
Houston American Energy Corp. (a)(d)	36,485	20,432
Hyperdynamics Corp. (a)(d)	268,169	193,082
Isramco, Inc. (a)	123	13,161
James River Coal Co. (a)(d)	31,067	114,637
Kinder Morgan Holding Co. LLC	564,267	19,077,867
KiOR, Inc. Class A (a)(d)	14,609	94,228
Kodiak Oil & Gas Corp. (a)	306,801	2,632,353
Laredo Petroleum Holdings, Inc. (d)	29,519	561,451
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Lucas Energy, Inc. (a)(d)	9,400	$ 14,194
Magellan Petroleum Corp. (a)	35,895	27,998
Magnum Hunter Resources Corp. (a)(d)	135,725	546,972
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	105
Marathon Oil Corp.	627,014	19,343,382
Marathon Petroleum Corp.	303,140	18,048,956
Matador Resources Co.	19,175	170,466
McMoRan Exploration Co. (a)(d)	119,052	1,015,514
Midstates Petroleum Co., Inc.	20,651	141,872
Miller Energy Resources, Inc. (a)(d)	32,422	147,196
Murphy Oil Corp.	169,996	9,645,573
Newfield Exploration Co. (a)	117,355	2,856,421
Noble Energy, Inc.	158,479	15,491,322
Northern Oil & Gas, Inc. (a)(d)	45,133	708,588
Oasis Petroleum, Inc. (a)(d)	56,426	1,705,194
Occidental Petroleum Corp.	725,908	54,595,541
Pacific Ethanol, Inc. (a)(d)	128,037	40,178
Panhandle Royalty Co. Class A	6,335	179,407
PDC Energy, Inc. (a)(d)	25,121	901,341
Peabody Energy Corp.	236,859	5,947,529
Penn Virginia Corp. (d)	41,256	182,764
Petroquest Energy, Inc. (a)(d)	70,948	378,153
Phillips 66 (d)	562,867	29,477,345
Pioneer Natural Resources Co.	109,088	11,672,416
Plains Exploration & Production Co. (a)(d)	134,043	4,785,335
QEP Resources, Inc.	156,772	4,408,429
Quicksilver Resources, Inc. (a)	93,566	296,604
Range Resources Corp. (d)	144,617	9,258,380
Recovery Energy, Inc. (a)(d)	8,026	15,249
Renewable Energy Group, Inc. (d)	7,119	42,144
Rentech, Inc. (a)	169,556	478,148
Resolute Energy Corp. (a)	29,689	253,544
Rex American Resources Corp. (a)	3,020	56,897
Rex Energy Corp. (a)(d)	32,188	423,272
Rosetta Resources, Inc. (a)(d)	44,961	2,020,547
Royale Energy, Inc. (a)(d)	5,368	17,553
Sanchez Energy Corp. (d)	7,390	135,015
SandRidge Energy, Inc. (a)(d)	334,445	1,956,503
Saratoga Resources, Inc. (a)	16,554	63,733
SemGroup Corp. Class A (a)(d)	56,834	2,141,505
SM Energy Co.	62,332	3,097,277
Solazyme, Inc. (a)	23,891	178,227
Southwestern Energy Co. (a)(d)	311,245	10,803,314
Spectra Energy Corp.	571,991	15,987,148
Stone Energy Corp. (a)(d)	41,697	864,379
Swift Energy Co. (a)(d)	29,835	461,846
Synergy Resources Corp. (a)(d)	26,560	102,787
Syntroleum Corp. (a)	150,374	69,172
Targa Resources Corp. (d)	22,682	1,136,141

	Shares	Value
Teekay Corp.	34,398	$ 1,108,304
Tengasco, Inc. (a)	12,601	8,291
Tesoro Corp.	124,026	5,243,819
The Williams Companies, Inc.	555,244	18,234,213
Ultra Petroleum Corp. (a)(d)	143,182	2,870,799
Uranium Energy Corp. (a)(d)	54,945	124,176
Uranium Resources, Inc. (a)(d)	262,828	91,990
US Energy Corp. (a)	13,579	21,183
USEC, Inc. (a)(d)	83,065	40,702
VAALCO Energy, Inc. (a)(d)	68,248	578,061
Valero Energy Corp.	492,859	15,899,631
Verenium Corp. (a)	522	1,148
W&T Offshore, Inc.	37,319	618,376
Warren Resources, Inc. (a)(d)	48,923	134,538
Western Refining, Inc. (d)	48,471	1,408,083
Westmoreland Coal Co. (a)	10,233	100,488
Whiting Petroleum Corp. (a)	102,403	4,294,782
World Fuel Services Corp.	63,100	2,457,745
WPX Energy, Inc. (d)	177,241	2,798,635
ZaZa Energy Corp. (a)(d)	19,430	37,111
Zion Oil & Gas, Inc. (a)(d)	13,122	24,669
		1,134,297,991
TOTAL ENERGY		1,418,312,142
FINANCIALS - 16.2%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)(d)	42,776	5,512,543
Ameriprise Financial, Inc.	193,199	11,721,383
Arlington Asset Investment Corp.	9,211	199,326
Artio Global Investors, Inc. Class A	48,721	110,109
Bank of New York Mellon Corp.	1,054,424	25,242,911
BGC Partners, Inc. Class A	92,324	332,366
BlackRock, Inc. Class A	114,004	22,463,348
Calamos Asset Management, Inc. Class A	22,184	217,403
Charles Schwab Corp.	960,780	12,586,218
CIFI Corp. (a)	3,896	26,649
Cohen & Steers, Inc.	17,375	496,578
Cowen Group, Inc. Class A (a)	80,174	186,004
Diamond Hill Investment Group, Inc.	1,102	88,193
Duff & Phelps Corp. Class A	22,401	271,948
E*TRADE Financial Corp. (a)	196,801	1,657,064
Eaton Vance Corp. (non-vtg.) (d)	88,359	2,816,885
Epoch Holding Corp.	13,351	292,520
Evercore Partners, Inc. Class A	15,573	427,790
FBR Capital Markets Corp. (a)	45,886	153,718
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	1,597,647
Financial Engines, Inc. (a)(d)	31,271	819,926
Franklin Resources, Inc.	129,776	17,133,028
FXCM, Inc. Class A	51,378	514,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GAMCO Investors, Inc. Class A	6,083	$ 298,067
GFI Group, Inc.	69,449	193,763
Gleacher & Co., Inc. (a)	36,175	23,876
Goldman Sachs Group, Inc.	402,418	47,400,816
Greenhill & Co., Inc.	20,317	965,464
HFF, Inc. (d)	24,812	367,962
ICG Group, Inc. (a)	32,808	365,809
Institutional Financial Markets, Inc.	6,881	11,216
INTL FCStone, Inc. (a)(d)	15,053	260,868
Invesco Ltd.	393,763	9,840,137
Investment Technology Group, Inc. (a)	55,680	497,779
Janus Capital Group, Inc. (d)	147,758	1,211,616
Jefferies Group, Inc.	111,540	1,891,718
JMP Group, Inc.	11,989	62,942
KBW, Inc.	24,195	417,364
Knight Capital Group, Inc. Class A (a)(d)	70,305	236,928
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	51,996
Legg Mason, Inc.	149,276	3,811,016
LPL Financial	55,040	1,541,670
Manning & Napier, Inc.	3,941	49,302
Medallion Financial Corp.	4,309	50,932
Morgan Stanley	1,232,964	20,800,103
Northern Trust Corp.	190,824	9,163,368
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	110,257
Piper Jaffray Companies (a)(d)	20,940	594,068
Pzena Investment Management, Inc.	4,972	27,545
Raymond James Financial, Inc.	100,886	3,808,447
Safeguard Scientifics, Inc. (a)(d)	26,745	377,907
SEI Investments Co. (d)	130,771	2,878,270
State Street Corp.	429,668	19,094,446
Stifel Financial Corp. (a)(d)	38,055	1,157,633
SWS Group, Inc. (a)(d)	24,189	116,107
T. Rowe Price Group, Inc.	236,667	15,305,255
TD Ameritrade Holding Corp. (d)	195,743	3,171,037
Teton Advisors, Inc. (a)	106	1,590
U.S. Global Investments, Inc. Class A	7,637	42,309
Virtus Investment Partners, Inc. (a)(d)	4,798	551,098
Waddell & Reed Financial, Inc. Class A	70,045	2,275,762
Walter Investment Management Corp. (d)	28,983	1,225,401
Westwood Holdings Group, Inc.	3,640	145,527
WisdomTree Investments, Inc. (a)(d)	96,770	591,265
		255,856,487
Commercial Banks - 3.0%
1st Source Corp.	8,597	181,827
1st United Bancorp, Inc. (a)	20,464	116,236
Access National Corp.	1,270	17,272
ACNB Corp.	3,789	59,980
Alliance Financial Corp.	5,029	213,682
American National Bankshares, Inc.	2,748	55,317

	Shares	Value
Ameris Bancorp (a)(d)	34,183	$ 389,344
Ames National Corp.	1,209	23,902
Arrow Financial Corp.	15,508	382,582
Associated Banc-Corp.	148,936	1,913,828
BancFirst Corp.	10,611	449,376
Bancorp, Inc., Delaware (a)	16,751	195,317
BancorpSouth, Inc.	61,827	817,971
BancTrust Financial Group, Inc. (a)	4,197	11,584
Bank of Hawaii Corp.	64,151	2,788,644
Bank of Kentucky Financial Corp. (d)	1,699	41,761
Bank of Marin Bancorp	2,794	100,081
Bank of the Ozarks, Inc. (d)	37,486	1,191,305
BankUnited, Inc.	40,506	951,891
Banner Bank	13,068	392,693
Bar Harbor Bankshares	2,686	91,807
BB&T Corp.	622,523	17,536,473
BBCN Bancorp, Inc.	52,596	598,542
BCB Bancorp, Inc.	2,814	25,439
BOK Financial Corp.	38,531	2,120,746
Boston Private Financial Holdings, Inc.	63,942	590,185
Bridge Bancorp, Inc.	540	10,827
Bridge Capital Holdings (a)	1,107	16,992
Bryn Mawr Bank Corp.	9,420	202,813
BSB Bancorp, Inc. (a)	6,958	83,357
C & F Financial Corp.	573	19,505
Camden National Corp.	1,850	64,177
Capital Bank Financial Corp. Series A	10,674	184,233
Capital City Bank Group, Inc. (a)(d)	7,146	77,463
CapitalSource, Inc.	188,339	1,516,129
Cardinal Financial Corp.	22,155	332,325
Cascade Bancorp (a)	4,186	21,432
Cathay General Bancorp	74,072	1,325,889
Center Bancorp, Inc. (d)	6,904	78,153
Centerstate Banks of Florida, Inc. (d)	6,387	50,202
Central Pacific Financial Corp. (a)(d)	21,266	314,099
Century Bancorp, Inc. Class A (non-vtg.)	686	20,827
Chemical Financial Corp.	26,904	585,700
CIT Group, Inc. (a)	177,243	6,566,853
Citizens & Northern Corp.	8,777	157,986
Citizens Republic Bancorp, Inc. (a)	26,148	490,798
City Holding Co.	22,173	745,013
City National Corp.	45,217	2,201,616
CNB Financial Corp., Pennsylvania	7,083	112,266
CoBiz, Inc.	39,972	280,603
Columbia Banking Systems, Inc. (d)	29,815	514,607
Comerica, Inc.	163,990	4,852,464
Commerce Bancshares, Inc.	76,716	2,744,898
Community Bank System, Inc. (d)	29,335	788,525
Community Trust Bancorp, Inc. (d)	13,652	446,966
CU Bancorp (a)	6,814	82,109
Cullen/Frost Bankers, Inc.	71,142	3,885,065
CVB Financial Corp.	84,778	861,344
Eagle Bancorp, Inc., Maryland (a)(d)	16,194	315,459
East West Bancorp, Inc.	172,545	3,649,327
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Eastern Virginia Bankshares, Inc. (a)	821	$ 4,286
Enterprise Bancorp, Inc.	803	13,418
Enterprise Financial Services Corp. (d)	12,168	160,861
Farmers National Banc Corp.	14,652	89,670
Fidelity Southern Corp.	3,330	29,937
Fifth Third Bancorp	855,912	12,530,552
Financial Institutions, Inc.	12,700	236,347
First Bancorp, North Carolina	9,193	102,410
First Bancorp, Puerto Rico (a)(d)	46,129	186,822
First Busey Corp. (d)	50,381	231,249
First California Financial Group, Inc. (a)	10,516	83,497
First Citizen Bancshares, Inc.	5,291	873,015
First Commonwealth Financial Corp. (d)	74,665	478,603
First Community Bancshares, Inc.	8,561	131,839
First Connecticut Bancorp, Inc. (d)	11,897	162,156
First Financial Bancorp, Ohio	41,951	609,548
First Financial Bankshares, Inc.	43,848	1,706,126
First Financial Corp., Indiana (d)	8,837	265,110
First Financial Service Corp. (a)	2,521	4,689
First Horizon National Corp.	203,894	1,928,837
First Interstate Bancsystem, Inc.	19,621	299,809
First M&F Corp.	2,170	15,602
First Merchants Corp.	25,012	339,663
First Midwest Bancorp, Inc., Delaware	83,782	1,047,275
First Niagara Financial Group, Inc.	297,749	2,245,027
First of Long Island Corp.	1,768	50,370
First Republic Bank	67,611	2,286,604
First United Corp. (a)	3,018	23,752
FirstMerit Corp. (d)	97,649	1,374,898
FNB Corp., Pennsylvania	105,430	1,138,644
FNB United Corp. (a)	6,555	74,268
Fulton Financial Corp.	187,360	1,823,013
German American Bancorp, Inc.	4,623	99,857
Glacier Bancorp, Inc. (d)	63,024	915,739
Great Southern Bancorp, Inc.	6,815	171,738
Guaranty Bancorp (a)	13,950	25,808
Hampton Roads Bankshares, Inc. (a)(d)	89,921	106,107
Hancock Holding Co.	79,232	2,489,469
Hanmi Financial Corp. (a)	26,311	328,624
Hawthorn Bancshares, Inc.	1,439	11,152
Heartland Financial USA, Inc.	6,878	179,997
Heritage Commerce Corp. (a)(d)	14,712	100,189
Heritage Financial Corp., Washington	12,768	177,858
Heritage Oaks Bancorp (a)	3,340	18,003
Home Bancshares, Inc.	25,101	832,349
HomeTrust Bancshares, Inc. (d)	20,129	258,456
Horizon Bancorp Industries	706	13,449
Hudson Valley Holding Corp.	14,551	229,033
Huntington Bancshares, Inc.	721,590	4,437,779
IBERIABANK Corp. (d)	26,893	1,311,034
Independent Bank Corp. (a)	1,144	4,404

	Shares	Value
Independent Bank Corp., Massachusetts (d)	25,945	$ 744,622
International Bancshares Corp. (d)	64,813	1,173,115
Intervest Bancshares Corp. Class A (a)	6,160	23,962
Investors Bancorp, Inc.	53,522	916,297
KeyCorp	879,084	7,102,999
Lakeland Bancorp, Inc.	23,579	225,179
Lakeland Financial Corp.	13,545	335,103
M&T Bank Corp.	113,824	11,124,020
Macatawa Bank Corp. (a)(d)	22,839	68,060
MainSource Financial Group, Inc.	13,271	160,048
MB Financial, Inc.	39,661	771,010
MBT Financial Corp. (a)	1,548	4,211
Merchants Bancshares, Inc.	5,246	145,681
Metro Bancorp, Inc. (a)	11,557	148,161
Metrocorp Bancshares, Inc. (a)(d)	6,201	60,274
Midsouth Bancorp, Inc. (d)	5,240	75,456
National Bank Holdings Corp.	7,185	131,629
National Bankshares, Inc.	5,803	181,170
National Penn Bancshares, Inc.	120,787	1,143,853
NBT Bancorp, Inc.	33,888	669,966
NewBridge Bancorp (a)	7,211	33,098
North Valley Bancorp (a)	849	12,141
Northrim Bancorp, Inc.	2,935	65,186
Old National Bancorp, Indiana	71,265	836,651
Old Second Bancorp, Inc. (a)(d)	18,605	21,954
OmniAmerican Bancorp, Inc. (a)	6,877	156,383
Oriental Financial Group, Inc. (d)	40,168	483,623
Orrstown Financial Services, Inc. (a)	5,669	48,187
Pacific Capital Bancorp NA (a)	19,182	881,988
Pacific Continental Corp.	3,048	27,645
Pacific Mercantile Bancorp (a)	9,641	59,389
Pacific Premier Bancorp, Inc. (a)	35	365
PacWest Bancorp (d)	32,508	809,774
Park National Corp. (d)	10,514	663,328
Park Sterling Corp. (a)	28,617	150,239
Penns Woods Bancorp, Inc. (d)	1,028	39,629
Peoples Bancorp, Inc.	3,334	67,347
Peoples Financial Corp., Mississippi	2,667	24,456
Pinnacle Financial Partners, Inc. (a)(d)	30,086	572,537
PNC Financial Services Group, Inc.	472,294	26,514,585
Popular, Inc. (a)	84,827	1,677,030
Preferred Bank, Los Angeles (a)	1,131	15,325
Premier Financial Bancorp, Inc.	115	1,174
PrivateBancorp, Inc. (d)	92,031	1,508,388
Prosperity Bancshares, Inc.	34,532	1,420,301
Regions Financial Corp.	1,378,520	9,194,728
Renasant Corp. (d)	22,516	414,745
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	372,656
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,240
S&T Bancorp, Inc.	32,238	547,079
S.Y. Bancorp, Inc.	6,551	144,974
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sandy Spring Bancorp, Inc.	13,803	$ 260,049
SCBT Financial Corp.	10,493	406,604
Seacoast Banking Corp., Florida (a)	25,630	39,983
Shore Bancshares, Inc.	2,958	15,914
Sierra Bancorp	3,618	38,025
Signature Bank (a)(d)	42,555	2,985,659
Simmons First National Corp. Class A (d)	10,951	260,743
Southside Bancshares, Inc.	12,735	266,544
Southwest Bancorp, Inc., Oklahoma (a)(d)	15,446	168,361
State Bank Financial Corp.	26,469	416,622
StellarOne Corp.	11,962	154,310
Sterling Bancorp, New York	27,642	257,071
Sterling Financial Corp.	40,387	830,761
Suffolk Bancorp (a)	15,697	195,742
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	159,583
SunTrust Banks, Inc.	480,183	13,036,968
Susquehanna Bancshares, Inc. (d)	163,794	1,683,802
SVB Financial Group (a)	38,629	2,133,093
Synovus Financial Corp.	1,042,950	2,471,792
Taylor Capital Group, Inc. (a)(d)	9,976	175,578
TCF Financial Corp. (d)	128,220	1,523,254
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,003,649
The First Bancorp, Inc. (d)	2,896	43,295
Tompkins Financial Corp. (d)	6,518	254,137
TowneBank	18,594	280,955
Trico Bancshares	12,062	191,545
Trustmark Corp.	93,647	2,080,836
U.S. Bancorp	1,702,743	54,930,489
UMB Financial Corp.	29,731	1,260,000
Umpqua Holdings Corp. (d)	89,344	1,041,751
Union/First Market Bankshares Corp.	16,413	250,955
United Bankshares, Inc., West Virginia	35,646	880,456
United Community Banks, Inc., Georgia (a)(d)	43,617	378,596
Univest Corp. of Pennsylvania (d)	10,023	168,587
Valley National Bancorp	184,448	1,759,634
Virginia Commerce Bancorp, Inc. (a)	37,552	325,576
Washington Banking Co., Oak Harbor	5,615	75,241
Washington Trust Bancorp, Inc.	15,489	390,633
Webster Financial Corp. (d)	53,186	1,107,333
Wellesley Bancorp, Inc.	673	10,405
Wells Fargo & Co.	4,418,075	145,840,656
WesBanco, Inc. (d)	18,333	387,010
West Bancorp., Inc.	1,202	12,140
West Coast Bancorp	10,217	222,833
Westamerica Bancorp. (d)	22,409	953,727
Western Alliance Bancorp. (a)(d)	61,889	628,792
Wilshire Bancorp, Inc. (a)(d)	41,540	240,517

	Shares	Value
Wintrust Financial Corp. (d)	26,208	$ 964,192
Zions Bancorporation	148,595	2,982,302
		426,236,410
Consumer Finance - 0.8%
American Express Co.	905,037	50,591,568
Capital One Financial Corp.	517,540	29,810,304
Cash America International, Inc. (d)	23,667	881,359
CompuCredit Holdings Corp. (a)(d)	35,598	130,289
Consumer Portfolio Services, Inc. (a)	2,464	11,581
Credit Acceptance Corp. (a)(d)	7,047	650,156
DFC Global Corp. (a)(d)	43,285	755,323
Discover Financial Services	458,933	19,096,202
EZCORP, Inc. (non-vtg.) Class A (a)	38,333	736,760
First Cash Financial Services, Inc. (a)(d)	20,653	997,746
First Marblehead Corp. (a)(d)	51,880	34,760
Green Dot Corp. Class A (a)	44,284	550,450
Imperial Holdings, Inc. (a)(d)	16,708	67,667
Nelnet, Inc. Class A	22,213	635,070
Netspend Holdings, Inc. (a)(d)	44,711	520,883
SLM Corp.	416,481	6,892,761
World Acceptance Corp. (a)	15,268	1,114,717
		113,477,596
Diversified Financial Services - 2.7%
Bank of America Corp.	9,673,200	95,377,752
CBOE Holdings, Inc.	75,768	2,271,525
Citigroup, Inc.	2,630,432	90,934,034
CME Group, Inc.	280,339	15,494,337
Gain Capital Holdings, Inc. (d)	15,735	69,706
Interactive Brokers Group, Inc.	35,966	549,920
IntercontinentalExchange, Inc. (a)	65,579	8,666,265
JPMorgan Chase & Co.	3,411,178	140,131,192
Leucadia National Corp. (d)	171,685	3,802,823
Life Partners Holdings, Inc. (d)	18,668	44,243
MarketAxess Holdings, Inc.	30,361	936,940
Marlin Business Services Corp.	13,319	230,419
MicroFinancial, Inc.	86	625
Moody's Corp.	174,260	8,465,551
MSCI, Inc. Class A (a)(d)	104,153	3,020,437
NewStar Financial, Inc. (a)(d)	27,065	341,290
NYSE Euronext	235,811	5,506,187
PHH Corp. (a)(d)	45,131	988,820
PICO Holdings, Inc. (a)	18,345	332,045
Resource America, Inc. Class A	2,362	16,227
The NASDAQ Stock Market, Inc.	124,702	3,021,529
Vector Capital Corp. rights (a)	4,280	0
		380,201,867
Insurance - 4.0%
ACE Ltd.	295,427	23,406,681
AFLAC, Inc.	407,196	21,577,316
Alleghany Corp. (d)	15,066	5,288,166
Allied World Assurance Co. Holdings Ltd.	33,827	2,745,738
Allstate Corp.	423,311	17,135,629
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co.	51,311	$ 591,616
American Financial Group, Inc. (d)	76,865	3,047,697
American International Group, Inc. (a)	1,038,705	34,412,297
American National Insurance Co.	11,975	826,155
American Safety Insurance Group Ltd. (a)(d)	2,651	44,696
Amerisafe, Inc. (a)(d)	28,834	746,224
Amtrust Financial Services, Inc.	26,184	754,623
Aon PLC	286,173	16,254,626
Arch Capital Group Ltd. (a)(d)	122,181	5,510,363
Argo Group International Holdings, Ltd.	29,792	988,796
Arthur J. Gallagher & Co.	116,853	4,267,472
Aspen Insurance Holdings Ltd.	52,278	1,636,301
Assurant, Inc.	95,115	3,253,884
Assured Guaranty Ltd.	169,702	2,367,343
Axis Capital Holdings Ltd.	106,761	3,840,193
Baldwin & Lyons, Inc. Class B	5,084	116,830
Berkshire Hathaway, Inc. Class B (a)	1,683,021	148,240,490
Brown & Brown, Inc. (d)	91,189	2,447,513
Cincinnati Financial Corp.	161,273	6,534,782
Citizens, Inc. Class A (a)(d)	17,940	180,476
CNA Financial Corp.	51,802	1,462,370
CNO Financial Group, Inc.	187,983	1,710,645
Crawford & Co. Class B	10,464	65,609
Donegal Group, Inc. Class A	4,528	62,622
Eastern Insurance Holdings, Inc.	901	15,173
eHealth, Inc. (a)	26,343	679,649
EMC Insurance Group	5,816	127,603
Employers Holdings, Inc. (d)	36,335	693,635
Endurance Specialty Holdings Ltd.	33,058	1,328,932
Enstar Group Ltd. (a)(d)	9,122	934,184
Erie Indemnity Co. Class A	24,672	1,758,620
Everest Re Group Ltd.	40,942	4,440,979
FBL Financial Group, Inc. Class A	12,986	431,655
Federated National Holding Co.	1,278	7,144
Fidelity National Financial, Inc. Class A	172,505	4,176,346
First Acceptance Corp. (a)	4,055	4,947
First American Financial Corp.	99,791	2,375,026
Fortegra Financial Corp. (a)	10,670	93,469
Genworth Financial, Inc. Class A (a)	419,027	2,493,211
Global Indemnity PLC (a)(d)	13,709	301,735
Greenlight Capital Re, Ltd. (a)(d)	17,063	394,667
Hallmark Financial Services, Inc. (a)(d)	10,337	84,350
Hanover Insurance Group, Inc.	48,173	1,760,723
Hartford Financial Services Group, Inc.	368,537	7,805,614
HCC Insurance Holdings, Inc.	77,118	2,844,112
Hilltop Holdings, Inc. (a)(d)	54,392	777,262
Homeowners Choice, Inc. (d)	3,589	74,687
Horace Mann Educators Corp.	37,921	725,050
Independence Holding Co. (d)	16,014	136,119

	Shares	Value
Infinity Property & Casualty Corp.	13,372	$ 731,716
Investors Title Co.	1,086	65,225
Kansas City Life Insurance Co.	2,863	109,739
Kemper Corp.	39,717	1,176,020
Lincoln National Corp.	242,522	5,990,293
Loews Corp.	308,435	12,608,823
Maiden Holdings Ltd.	73,970	664,251
Markel Corp. (a)	8,688	4,161,552
Marsh & McLennan Companies, Inc.	468,332	16,494,653
MBIA, Inc. (a)(d)	133,617	1,194,536
Meadowbrook Insurance Group, Inc.	46,791	260,158
Mercury General Corp.	24,895	1,036,130
MetLife, Inc.	942,233	31,272,713
Montpelier Re Holdings Ltd. (d)	62,043	1,358,121
National Financial Partners Corp. (a)(d)	57,169	949,577
National Interstate Corp.	3,585	94,106
National Western Life Insurance Co. Class A	2,078	313,736
Navigators Group, Inc. (a)(d)	15,156	794,326
Old Republic International Corp.	205,421	2,154,866
OneBeacon Insurance Group Ltd.	20,572	277,311
PartnerRe Ltd.	50,153	4,156,681
Phoenix Companies, Inc. (a)(d)	3,067	74,160
Platinum Underwriters Holdings Ltd.	32,909	1,465,109
Presidential Life Corp.	17,026	238,534
Primerica, Inc.	38,359	1,098,218
Principal Financial Group, Inc.	266,275	7,229,366
ProAssurance Corp.	25,078	2,274,073
Progressive Corp.	507,847	10,791,749
Protective Life Corp.	60,558	1,644,150
Prudential Financial, Inc.	422,116	22,000,686
Reinsurance Group of America, Inc.	67,866	3,474,739
RenaissanceRe Holdings Ltd.	38,496	3,185,929
RLI Corp.	13,036	840,040
Safety Insurance Group, Inc.	14,899	668,816
SeaBright Insurance Holdings, Inc.	38,085	420,839
Selective Insurance Group, Inc. (d)	35,800	668,744
StanCorp Financial Group, Inc.	37,431	1,273,028
State Auto Financial Corp.	6,222	90,343
Stewart Information Services Corp. (d)	21,434	585,148
Symetra Financial Corp.	63,181	772,704
The Chubb Corp.	243,401	18,739,443
The Travelers Companies, Inc.	338,024	23,938,860
Torchmark Corp.	96,240	5,003,518
Tower Group, Inc.	56,423	953,549
United Fire Group, Inc.	20,054	415,719
Universal Insurance Holdings, Inc.	15,547	71,361
Unum Group (d)	290,729	5,927,964
Validus Holdings Ltd.	73,732	2,614,537
W.R. Berkley Corp.	93,123	3,701,639
White Mountains Insurance Group Ltd.	5,736	2,955,531
XL Group PLC Class A	291,212	7,085,188
		560,050,262
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI) (d)	43,554	$ 1,081,010
AG Mortgage Investment Trust, Inc.	18,957	466,911
Agree Realty Corp. (d)	17,794	466,559
Alexanders, Inc.	2,701	1,196,543
Alexandria Real Estate Equities, Inc. (d)	58,761	3,991,047
American Assets Trust, Inc.	30,756	837,486
American Campus Communities, Inc. (d)	91,358	4,001,480
American Capital Agency Corp. (d)	297,257	9,378,458
American Capital Mortgage Investment Corp. (d)	20,230	516,674
American Realty Capital Properties, Inc. (d)	7,446	96,798
American Realty Capital Trust, Inc.	146,000	1,702,360
American Tower Corp.	354,092	26,532,114
Annaly Capital Management, Inc. (d)	866,104	12,749,051
Anworth Mortgage Asset Corp. (d)	251,516	1,483,944
Apartment Investment & Management Co. Class A	129,351	3,242,830
Apollo Commercial Real Estate Finance, Inc.	23,002	383,903
Apollo Residential Mortgage, Inc.	12,502	271,168
Arbor Realty Trust, Inc.	29,871	158,615
Ares Commercial Real Estate Corp. (d)	17,618	289,816
Armour Residential REIT, Inc.	308,495	2,159,465
Ashford Hospitality Trust, Inc. (d)	69,895	632,550
Associated Estates Realty Corp. (d)	41,987	635,263
AvalonBay Communities, Inc. (d)	89,330	11,772,801
BioMed Realty Trust, Inc. (d)	115,007	2,216,185
Boston Properties, Inc.	131,347	13,480,143
Brandywine Realty Trust (SBI) (d)	117,771	1,405,008
BRE Properties, Inc.	63,648	3,096,475
BRT Realty Trust (a)	5,568	35,078
Camden Property Trust (SBI) (d)	70,187	4,611,286
Campus Crest Communities, Inc. (d)	32,807	375,312
Capital Trust, Inc. Class A (a)	26,388	94,469
CapLease, Inc. (d)	46,796	219,005
Capstead Mortgage Corp. (d)	68,354	829,818
CBL & Associates Properties, Inc. (d)	132,387	2,980,031
Cedar Shopping Centers, Inc. (d)	59,877	324,533
Chatham Lodging Trust	14,263	201,394
Chesapeake Lodging Trust (d)	33,956	640,750
Chimera Investment Corp. (d)	1,225,514	3,357,908
Colonial Properties Trust (SBI) (d)	73,570	1,500,828
Colony Financial, Inc.	32,259	645,825
CommonWealth REIT	67,934	1,027,841
Coresite Realty Corp.	24,333	622,925
Corporate Office Properties Trust (SBI) (d)	70,447	1,738,632
Cousins Properties, Inc.	110,370	906,138
Crexus Investment Corp.	67,523	843,362
CubeSmart (d)	77,898	1,074,992
Cys Investments, Inc. (d)	154,865	1,980,723
DCT Industrial Trust, Inc. (d)	235,284	1,470,525

	Shares	Value
DDR Corp.	287,291	$ 4,398,425
DiamondRock Hospitality Co. (d)	161,462	1,411,178
Digital Realty Trust, Inc.	110,501	7,131,735
Douglas Emmett, Inc. (d)	105,413	2,393,929
Duke Realty LP	215,657	2,911,370
DuPont Fabros Technology, Inc.	100,616	2,323,223
EastGroup Properties, Inc. (d)	24,180	1,264,130
Education Realty Trust, Inc.	93,993	969,068
EPR Properties (d)	65,817	2,984,801
Equity Lifestyle Properties, Inc.	37,774	2,479,485
Equity One, Inc.	59,709	1,234,185
Equity Residential (SBI) (d)	268,128	14,883,785
Essex Property Trust, Inc. (d)	29,583	4,156,116
Excel Trust, Inc. (d)	30,162	358,928
Extra Space Storage, Inc.	91,185	3,205,153
Federal Realty Investment Trust (SBI) (d)	65,716	6,837,093
FelCor Lodging Trust, Inc. (a)	200,216	840,907
First Industrial Realty Trust, Inc. (a)(d)	73,033	964,036
First Potomac Realty Trust (d)	52,713	618,323
Franklin Street Properties Corp. (d)	68,554	791,799
General Growth Properties, Inc.	408,631	7,915,182
Getty Realty Corp. (d)	23,628	397,896
Gladstone Commercial Corp.	10,709	187,729
Glimcher Realty Trust	117,715	1,261,905
Government Properties Income Trust (d)	38,181	880,072
Gramercy Capital Corp. (a)	85,386	249,327
Gyrodyne Co. of America, Inc.	302	34,277
Hatteras Financial Corp.	121,103	3,228,606
HCP, Inc. (d)	402,644	18,139,112
Health Care REIT, Inc. (d)	226,180	13,319,740
Healthcare Realty Trust, Inc. (d)	75,869	1,809,476
Healthcare Trust of America, Inc. (d)	41,271	444,489
Hersha Hospitality Trust (d)	166,640	781,542
Highwoods Properties, Inc. (SBI) (d)	48,585	1,566,380
Home Properties, Inc.	37,250	2,193,653
Hospitality Properties Trust (SBI)	104,935	2,382,025
Host Hotels & Resorts, Inc.	633,824	9,310,875
Hudson Pacific Properties, Inc.	19,334	374,500
Inland Real Estate Corp.	58,987	470,126
Invesco Mortgage Capital, Inc. (d)	96,602	2,045,064
Investors Real Estate Trust (d)	69,850	593,027
iStar Financial, Inc. (a)(d)	71,516	547,097
JAVELIN Mortgage Investment Corp.	7,375	136,290
Kilroy Realty Corp. (d)	58,800	2,651,880
Kimco Realty Corp.	346,965	6,682,546
Kite Realty Group Trust (d)	62,068	331,443
LaSalle Hotel Properties (SBI) (d)	73,752	1,778,161
Lexington Corporate Properties Trust (d)	130,150	1,248,139
Liberty Property Trust (SBI) (d)	90,608	3,155,877
LTC Properties, Inc.	26,907	880,397
Mack-Cali Realty Corp. (d)	78,978	1,996,564
Medical Properties Trust, Inc. (d)	109,056	1,272,684
MFA Financial, Inc. (d)	290,341	2,441,768
MHI Hospitality Corp.	2,721	8,843
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc. (d)	32,259	$ 2,010,381
Mission West Properties, Inc.	43,562	398,157
Monmouth Real Estate Investment Corp. Class A	35,864	376,572
MPG Office Trust, Inc. (a)(d)	145,580	413,447
National Health Investors, Inc. (d)	21,683	1,203,407
National Retail Properties, Inc. (d)	75,828	2,329,436
New York Mortgage Trust, Inc. (d)	42,080	282,357
NorthStar Realty Finance Corp.	126,141	848,929
Omega Healthcare Investors, Inc. (d)	83,670	1,917,716
One Liberty Properties, Inc.	11,261	219,702
Parkway Properties, Inc.	31,704	426,102
Pebblebrook Hotel Trust	47,465	989,645
Pennsylvania Real Estate Investment Trust (SBI)	54,751	912,152
PennyMac Mortgage Investment Trust	49,995	1,232,377
Piedmont Office Realty Trust, Inc. Class A	148,914	2,628,332
Plum Creek Timber Co., Inc.	155,723	6,672,731
PMC Commercial Trust	8,500	59,330
Post Properties, Inc. (d)	47,292	2,323,456
Potlatch Corp. (d)	34,281	1,335,245
Power (REIT)	718	5,708
Prologis, Inc.	412,133	13,987,794
PS Business Parks, Inc.	16,465	1,061,828
Public Storage	129,324	18,188,127
RAIT Financial Trust (d)	83,839	465,306
Ramco-Gershenson Properties Trust (SBI) (d)	36,987	494,886
Rayonier, Inc.	102,432	5,105,211
Realty Income Corp.	115,752	4,708,791
Redwood Trust, Inc. (d)	60,890	1,018,081
Regency Centers Corp.	90,033	4,218,046
Resource Capital Corp.	86,728	513,430
Retail Opportunity Investments Corp. (d)	70,350	892,742
Retail Properties America, Inc.	28,399	348,740
RLJ Lodging Trust (d)	96,663	1,796,965
Rouse Properties, Inc. (d)	17,327	259,905
Sabra Health Care REIT, Inc. (d)	44,632	968,514
Saul Centers, Inc.	11,025	469,665
Select Income (REIT)	8,166	204,068
Senior Housing Properties Trust (SBI) (d)	132,302	2,956,950
Simon Property Group, Inc.	272,867	41,511,257
SL Green Realty Corp. (d)	78,146	5,890,645
Sovran Self Storage, Inc. (d)	24,309	1,502,053
Spirit Realty Capital, Inc. (d)	28,497	462,506
Stag Industrial, Inc. (d)	29,056	547,706
Starwood Property Trust, Inc.	118,310	2,704,567
Strategic Hotel & Resorts, Inc. (a)(d)	334,781	2,085,686
Summit Hotel Properties, Inc.	38,502	338,048
Sun Communities, Inc. (d)	36,167	1,396,046
Sunstone Hotel Investors, Inc. (a)(d)	128,041	1,321,383

	Shares	Value
Supertel Hospitality, Inc., Maryland (a)	5,631	$ 5,744
Tanger Factory Outlet Centers, Inc. (d)	70,579	2,320,638
Taubman Centers, Inc.	52,569	4,072,520
Terreno Realty Corp.	12,136	181,433
The Macerich Co. (d)	114,928	6,493,432
Two Harbors Investment Corp.	262,968	2,976,798
UDR, Inc. (d)	215,087	4,949,152
UMH Properties, Inc.	10,346	104,805
Universal Health Realty Income Trust (SBI) (d)	13,491	657,551
Urstadt Biddle Properties, Inc. Class A (d)	26,585	499,532
Ventas, Inc.	265,302	16,886,472
Vornado Realty Trust	159,312	12,176,216
Washington (REIT) (SBI)	61,934	1,605,329
Weingarten Realty Investors (SBI)	85,028	2,311,061
Western Asset Mortgage Capital Corp.	17,996	371,257
Weyerhaeuser Co.	480,005	13,228,938
Whitestone REIT Class B	2,558	35,940
Winthrop Realty Trust	19,884	222,900
WP Carey, Inc. (d)	50,379	2,444,389
		496,148,628
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	34,881	1,041,547
American Spectrum Realty, Inc. (a)	1,984	7,936
AV Homes, Inc. (a)(d)	12,051	159,435
CBRE Group, Inc. (a)	259,500	4,912,335
Consolidated-Tomoka Land Co.	2,432	76,900
Forest City Enterprises, Inc. Class A (a)(d)	131,291	1,975,930
Forestar Group, Inc. (a)	31,999	472,945
Howard Hughes Corp. (a)	24,658	1,816,801
Jones Lang LaSalle, Inc.	35,580	2,917,916
Kennedy-Wilson Holdings, Inc. (d)	35,815	469,177
Maui Land & Pineapple, Inc. (a)	31,310	116,160
Realogy Holdings Corp.	39,674	1,496,107
Tejon Ranch Co. (a)(d)	11,342	316,442
The St. Joe Co. (a)(d)	111,664	2,387,376
Thomas Properties Group, Inc.	22,789	124,200
Transcontinental Realty Investors, Inc. (a)	20,697	74,923
Zillow, Inc. (a)(d)	16,135	444,035
ZipRealty, Inc. (a)	19,987	61,560
		18,871,725
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (d)	69,632	649,667
Bank Mutual Corp.	56,001	232,404
BankFinancial Corp.	19,300	136,644
BBX Capital Corp. (a)(d)	18,261	132,027
Beneficial Mutual Bancorp, Inc. (a)	37,525	351,609
Berkshire Hills Bancorp, Inc.	13,610	313,847
BofI Holding, Inc. (a)	11,427	304,644
Brookline Bancorp, Inc., Delaware	86,924	735,377
Camco Financial Corp. (a)	347	753
Cape Bancorp, Inc.	2,611	22,455
Capitol Federal Financial, Inc.	173,299	2,060,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
CFS Bancorp, Inc.	688	$ 4,169
Charter Financial Corp., Georgia	1,200	11,688
Chicopee Bancorp, Inc. (a)	1,816	25,515
Clifton Savings Bancorp, Inc.	15,589	166,958
Dime Community Bancshares, Inc.	51,879	723,712
Doral Financial Corp. (a)	159,443	108,421
ESB Financial Corp. (d)	7,915	99,966
ESSA Bancorp, Inc.	4,298	42,937
EverBank Financial Corp.	16,362	241,830
Farmer Mac Class C (non-vtg.)	8,894	299,550
First Defiance Financial Corp.	6,145	104,526
First Financial Holdings, Inc.	12,257	165,347
First Financial Northwest, Inc. (a)	2,197	16,587
First PacTrust Bancorp, Inc. (d)	4,303	50,775
Flagstar Bancorp, Inc. (a)	37,206	679,382
Flushing Financial Corp.	47,044	703,778
Fox Chase Bancorp, Inc.	14,307	223,761
Franklin Financial Corp./VA	16,347	273,158
HF Financial Corp.	2,735	36,211
Hingham Institution for Savings (d)	1,505	92,813
Home Federal Bancorp, Inc.	9,753	113,622
HomeStreet, Inc. (d)	7,892	194,222
Hudson City Bancorp, Inc.	532,335	4,290,620
IF Bancorp, Inc. (a)	3,112	42,790
Impac Mortgage Holdings, Inc. (a)(d)	5,393	79,547
Kearny Financial Corp.	2,196	20,159
Madison County Financial, Inc. (a)	4,682	68,310
Meridian Interstate Bancorp, Inc. (a)	750	12,338
MGIC Investment Corp. (a)(d)	156,364	273,637
NASB Financial, Inc. (a)(d)	1,203	26,069
Nationstar Mortgage Holdings, Inc. (d)	11,929	365,266
New York Community Bancorp, Inc.	366,326	4,765,901
Northfield Bancorp, Inc. (d)	9,876	150,807
Northwest Bancshares, Inc. (d)	92,094	1,098,681
OceanFirst Financial Corp.	5,851	80,217
Ocwen Financial Corp. (a)	103,377	3,707,099
Oritani Financial Corp.	26,763	390,740
People's United Financial, Inc. (d)	329,770	4,019,896
Peoples Federal Bancshares, Inc.	1,156	20,161
Poage Bankshares, Inc.	2,365	29,113
Provident Financial Holdings, Inc.	3,066	48,903
Provident Financial Services, Inc.	56,391	817,106
Provident New York Bancorp	44,223	400,660
PVF Capital Corp. (a)	11,916	27,168
Radian Group, Inc.	110,991	486,141
Riverview Bancorp, Inc. (a)	6,875	13,131
Rockville Financial, Inc.	5,182	67,262
Simplicity Bancorp, Inc.	10,338	146,076
Teche Holding Co.	130	5,070
Territorial Bancorp, Inc.	13,244	301,301
TFS Financial Corp. (a)	149,374	1,227,854

	Shares	Value
Timberland Bancorp, Inc. (a)	5,034	$ 31,362
Tree.com, Inc. (a)	3,275	55,544
Trustco Bank Corp., New York	73,043	384,937
United Community Financial Corp., Ohio (a)	11,112	32,558
United Financial Bancorp, Inc.	9,158	142,407
ViewPoint Financial Group	25,777	527,140
Walker & Dunlop, Inc. (a)	10,954	180,193
Washington Federal, Inc.	81,888	1,315,940
Westfield Financial, Inc.	28,907	201,482
WSFS Financial Corp.	10,396	451,186
		35,623,652
TOTAL FINANCIALS		2,286,466,627
HEALTH CARE - 11.8%
Biotechnology - 2.0%
Aastrom Biosciences, Inc. (a)(d)	78,454	101,206
Acadia Pharmaceuticals, Inc. (a)(d)	51,353	267,036
Achillion Pharmaceuticals, Inc. (a)(d)	52,411	408,282
Acorda Therapeutics, Inc. (a)	35,775	900,815
ADVENTRX Pharmaceuticals, Inc. (a)(d)	29,390	18,222
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	391,572
Affymax, Inc. (a)	50,245	1,227,988
Agenus, Inc. (a)	7,526	32,588
Alexion Pharmaceuticals, Inc. (a)	173,531	16,662,447
Alkermes PLC (a)(d)	103,877	2,005,865
Allos Therapeutics, Inc. rights	74,291	1
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	592,321
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	472,243
Amgen, Inc.	693,155	61,552,164
Amicus Therapeutics, Inc. (a)(d)	25,384	145,196
Anacor Pharmaceuticals, Inc. (a)	15,721	83,321
Anthera Pharmaceuticals, Inc. (a)(d)	45,190	28,922
Arena Pharmaceuticals, Inc. (a)(d)	201,800	1,787,948
ARIAD Pharmaceuticals, Inc. (a)	141,336	3,160,273
ArQule, Inc. (a)(d)	65,290	173,671
Array Biopharma, Inc. (a)	101,050	397,127
Arrowhead Research Corp. (a)	3,000	6,630
Astex Pharmaceuticals, Inc. (a)	71,219	197,989
Athersys, Inc. (a)(d)	40,391	42,814
AVEO Pharmaceuticals, Inc. (a)	29,278	190,307
BioCryst Pharmaceuticals, Inc. (a)(d)	40,934	70,406
Biogen Idec, Inc. (a)	214,783	32,021,997
BioMarin Pharmaceutical, Inc. (a)(d)	108,655	5,280,633
BioMimetic Therapeutics, Inc. (a)(d)	29,891	227,471
Biospecifics Technologies Corp. (a)(d)	1,441	19,209
Biota Pharmaceuticals, Inc.	5,848	25,731
BioTime, Inc. (a)(d)	32,076	115,153
Cardium Therapeutics, Inc. (a)(d)	185,107	40,168
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	12,983
Cel-Sci Corp. (a)(d)	283,400	96,384
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	386,150	$ 30,347,529
Cell Therapeutics, Inc. (a)	40,400	55,752
Celldex Therapeutics, Inc. (a)(d)	54,381	323,023
Celsion Corp. (a)(d)	34,856	261,420
Cepheid, Inc. (a)(d)	57,218	1,855,008
Chelsea Therapeutics International Ltd. (a)	75,408	141,013
ChemoCentryx, Inc. (d)	4,508	53,420
Cleveland Biolabs, Inc. (a)(d)	35,489	48,975
Clovis Oncology, Inc. (d)	12,909	198,540
Codexis, Inc. (a)	21,294	45,569
Coronado Biosciences, Inc. (a)	10,731	50,758
Cubist Pharmaceuticals, Inc. (a)(d)	52,178	2,118,949
Cubist Pharmaceuticals, Inc. rights	32,062	0
Curis, Inc. (a)	51,867	173,754
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	59,720
Cytokinetics, Inc.	74,661	47,940
Cytori Therapeutics, Inc. (a)(d)	69,588	291,574
CytRx Corp. (a)	25,756	52,285
DARA BioSciences, Inc. (a)(d)	8,510	7,174
Dendreon Corp. (a)(d)	131,169	583,702
Discovery Laboratories, Inc. (a)(d)	38,893	83,620
Durata Therapeutics, Inc. (d)	7,156	65,048
DUSA Pharmaceuticals, Inc. (a)	12,987	103,506
Dyax Corp. (a)(d)	62,562	204,578
Dynavax Technologies Corp. (a)(d)	164,055	465,916
Emergent BioSolutions, Inc. (a)	18,513	278,065
EntreMed, Inc. (a)	289	436
Enzon Pharmaceuticals, Inc. (d)	43,430	303,141
Exact Sciences Corp. (a)	55,499	544,445
Exelixis, Inc. (a)(d)	160,939	786,992
Galena Biopharma, Inc. (a)(d)	57,499	119,598
Genomic Health, Inc. (a)(d)	14,126	390,725
GenVec, Inc. (a)	8,140	10,094
Geron Corp. (a)(d)	128,101	183,184
Gilead Sciences, Inc. (a)	679,830	50,987,250
GTx, Inc. (a)(d)	19,627	77,919
Halozyme Therapeutics, Inc. (a)(d)	76,082	473,991
Hemispherx Biopharma, Inc. (a)(d)	130,774	100,696
iBio, Inc. (a)(d)	40,361	29,476
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	440,858
Idera Pharmaceuticals, Inc. (a)	7,737	5,571
ImmunoCellular Therapeutics Ltd. (a)	41,923	93,069
ImmunoGen, Inc. (a)(d)	69,033	876,029
Immunomedics, Inc. (a)(d)	54,782	174,755
Incyte Corp. (a)(d)	111,124	1,955,782
Infinity Pharmaceuticals, Inc. (a)(d)	28,765	729,193
Inovio Pharmaceuticals, Inc. (a)	88,089	46,247
Insmed, Inc. (a)(d)	12,114	86,736
Intercept Pharmaceuticals, Inc.	4,951	115,705
InterMune, Inc. (a)	59,435	544,425

	Shares	Value
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	75,886	$ 819,569
Isis Pharmaceuticals, Inc. (a)(d)	87,255	802,746
IsoRay, Inc. (a)(d)	31,040	19,245
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	207,497
KYTHERA Biopharmaceuticals, Inc. (d)	4,269	104,462
Lexicon Pharmaceuticals, Inc. (a)	434,558	747,440
Ligand Pharmaceuticals, Inc. Class B (a)(d)	16,755	330,576
Lpath, Inc. (a)	7,871	47,856
MannKind Corp. (a)	137,962	295,239
Maxygen, Inc. (d)	47,150	123,533
Medgenics, Inc. (a)(d)	4,479	37,400
Medivation, Inc. (a)(d)	65,262	3,403,413
Merrimack Pharmaceuticals, Inc.	9,271	66,195
Metabolix, Inc. (a)(d)	41,636	47,049
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	460,485
Myrexis, Inc. (a)	68,786	191,225
Myriad Genetics, Inc. (a)(d)	72,302	2,076,513
Nanosphere, Inc. (a)(d)	36,229	105,064
Neuralstem, Inc. (a)(d)	54,208	67,760
Neurocrine Biosciences, Inc. (a)	50,654	378,892
NewLink Genetics Corp. (d)	12,482	150,158
Novavax, Inc. (a)	79,584	148,026
NPS Pharmaceuticals, Inc. (a)(d)	67,196	687,415
OncoGenex Pharmaceuticals, Inc. (a)	10,565	133,225
Oncothyreon, Inc. (a)(d)	43,661	199,967
Onyx Pharmaceuticals, Inc. (a)(d)	58,320	4,401,410
Opexa Therapeutics, Inc. (a)	22,907	9,850
Opko Health, Inc. (a)(d)	116,016	508,150
OREXIGEN Therapeutics, Inc. (a)(d)	56,897	268,554
Osiris Therapeutics, Inc. (a)(d)	18,170	174,432
OXiGENE, Inc. (a)(d)	6,714	2,559
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	17,521
Palatin Technologies, Inc. (a)	9,275	5,843
PDL BioPharma, Inc. (d)	108,271	855,341
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	127,353
Pharmacyclics, Inc. (a)	52,344	2,776,849
PharmAthene, Inc. (a)(d)	51,372	62,160
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	59,734
Puma Biotechnology, Inc. (d)	7,873	162,184
Raptor Pharmaceutical Corp. (a)(d)	14,625	77,366
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	12,120,864
Regulus Therapeutics, Inc.	11,075	52,606
Repligen Corp. (a)(d)	22,058	142,274
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	14,756
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	626,484
Sangamo Biosciences, Inc. (a)(d)	44,798	256,693
Sarepta Therapeutics, Inc. (a)(d)	28,140	825,346
Savient Pharmaceuticals, Inc. (a)(d)	88,045	105,654
Seattle Genetics, Inc. (a)(d)	91,495	2,315,738
Senesco Technologies, Inc. (a)	36,283	6,894
SIGA Technologies, Inc. (a)(d)	72,968	197,014
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	493,243
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
StemCells, Inc. (a)(d)	19,840	$ 35,712
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	162,236
Synageva BioPharma Corp. (a)(d)	8,009	391,880
Synergy Pharmaceuticals, Inc. (a)(d)	28,395	157,876
Synta Pharmaceuticals Corp. (a)	35,423	285,864
Synthetic Biologics, Inc. (a)(d)	46,314	92,628
Targacept, Inc. (a)	18,977	81,411
Telik, Inc. (a)	380	597
Theravance, Inc. (a)(d)	59,496	1,337,470
Threshold Pharmaceuticals, Inc. (a)	37,822	167,173
Tranzyme, Inc. (a)	10,681	8,188
Trius Therapeutics, Inc. (a)(d)	7,007	33,564
Trovagene, Inc. (a)(d)	4,592	22,317
United Therapeutics Corp. (a)(d)	40,687	2,138,102
Vanda Pharmaceuticals, Inc. (a)	44,094	153,447
Verastem, Inc.	2,425	16,514
Vertex Pharmaceuticals, Inc. (a)(d)	193,831	7,712,535
Vical, Inc. (a)(d)	65,666	206,191
XOMA Corp. (a)(d)	72,501	221,128
Zalicus, Inc. (a)(d)	104,856	68,681
ZIOPHARM Oncology, Inc. (a)(d)	79,220	346,984
		277,708,558
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	879,002
Abiomed, Inc. (a)(d)	36,354	485,326
Accuray, Inc. (a)	37,835	237,604
Alere, Inc. (a)	62,700	1,159,950
Align Technology, Inc. (a)(d)	70,000	1,917,300
Alphatec Holdings, Inc. (a)	36,801	62,930
Analogic Corp. (d)	9,235	680,342
Angiodynamics, Inc. (a)(d)	26,377	278,014
Anika Therapeutics, Inc. (a)	9,287	109,865
Antares Pharma, Inc. (a)(d)	97,369	389,476
ArthroCare Corp. (a)	20,678	692,506
Atossa Genetics, Inc.	789	3,606
Atricure, Inc. (a)	2,192	14,796
Atrion Corp.	1,172	231,575
Bacterin International Holdings, Inc. (a)(d)	9,747	12,086
Baxter International, Inc.	488,347	32,362,756
Becton, Dickinson & Co.	171,472	13,146,758
BioLase Technology, Inc. (d)	30,249	52,936
Boston Scientific Corp. (a)	1,371,433	7,597,739
BSD Medical Corp. (a)(d)	46,363	76,963
C.R. Bard, Inc.	78,513	7,773,572
Cantel Medical Corp.	32,623	895,175
Cardica, Inc. (a)	23,778	24,967
Cardiovascular Systems, Inc. (a)	5,726	66,765
CareFusion Corp. (a)	190,044	5,306,028
Cerus Corp. (a)(d)	50,032	161,603
Conceptus, Inc. (a)(d)	26,951	560,850

	Shares	Value
CONMED Corp. (d)	19,521	$ 539,365
Covidien PLC	428,106	24,877,240
Cryolife, Inc.	20,961	124,508
Cutera, Inc. (a)	15,449	145,993
Cyberonics, Inc. (a)(d)	26,017	1,345,079
Cynosure, Inc. Class A (a)	6,957	156,672
Delcath Systems, Inc. (a)(d)	119,898	193,036
DENTSPLY International, Inc. (d)	147,347	5,849,676
Derma Sciences, Inc. (a)(d)	7,901	89,992
DexCom, Inc. (a)(d)	65,323	854,425
DynaVox, Inc. Class A (a)	5,368	1,759
Edwards Lifesciences Corp. (a)(d)	103,554	8,985,381
Endologix, Inc. (a)(d)	46,783	685,839
EnteroMedics, Inc. (a)	21,626	67,041
ERBA Diagnostics, Inc. (a)	3,094	1,839
Exactech, Inc. (a)	3,102	52,703
Fonar Corp. (a)	719	3,487
Genmark Diagnostics, Inc. (a)(d)	17,233	170,607
Globus Medical, Inc. (d)	7,896	105,096
Greatbatch, Inc. (a)	22,320	503,986
Haemonetics Corp. (a)(d)	21,713	1,759,404
Hansen Medical, Inc. (a)(d)	48,696	106,157
Hill-Rom Holdings, Inc. (d)	51,670	1,444,693
Hologic, Inc. (a)(d)	226,942	4,330,053
ICU Medical, Inc. (a)(d)	17,344	1,021,388
IDEXX Laboratories, Inc. (a)(d)	50,000	4,673,500
Insulet Corp. (a)(d)	35,687	783,330
Integra LifeSciences Holdings Corp. (a)	14,197	550,276
Intuitive Surgical, Inc. (a)(d)	35,742	18,907,518
Invacare Corp.	28,414	401,490
Kewaunee Scientific Corp.	1,376	16,512
LeMaitre Vascular, Inc.	3,845	24,800
Mako Surgical Corp. (a)(d)	32,106	443,063
Masimo Corp.	36,398	754,167
Medical Action Industries, Inc. (a)	12,909	34,725
Medtronic, Inc.	908,690	38,264,936
MELA Sciences, Inc. (a)	40,114	90,658
Meridian Bioscience, Inc. (d)	35,455	710,164
Merit Medical Systems, Inc. (a)	29,543	410,057
Misonix, Inc. (a)	2,579	15,603
Natus Medical, Inc. (a)	24,629	278,800
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	311,293
Neogen Corp. (a)(d)	25,237	1,149,545
NuVasive, Inc. (a)	31,498	457,351
NxStage Medical, Inc. (a)(d)	42,830	514,817
OraSure Technologies, Inc. (a)(d)	46,551	358,443
Orthofix International NV (a)	16,427	611,906
Palomar Medical Technologies, Inc. (a)	15,820	143,487
PhotoMedex, Inc. (d)	6,551	90,862
Quidel Corp. (a)(d)	35,813	627,802
ResMed, Inc.	155,104	6,373,223
Retractable Technologies, Inc. (a)	5,248	5,458
Rochester Medical Corp. (a)(d)	2,100	23,226
Rockwell Medical Technologies, Inc. (a)	7,369	53,646
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
RTI Biologics, Inc. (a)(d)	29,474	$ 131,749
Sirona Dental Systems, Inc. (a)	48,806	3,055,744
Solta Medical, Inc. (a)	40,698	101,745
St. Jude Medical, Inc.	279,193	9,570,736
Staar Surgical Co. (a)	15,788	91,255
Stereotaxis, Inc. (a)(d)	2,453	3,434
Steris Corp.	82,536	2,820,255
Stryker Corp.	253,438	13,726,202
SurModics, Inc. (a)	19,525	393,234
Symmetry Medical, Inc. (a)(d)	29,367	286,328
Synergetics USA, Inc. (a)	3,622	15,466
Teleflex, Inc. (d)	35,045	2,425,114
The Cooper Companies, Inc.	42,920	4,074,825
The Spectranetics Corp. (a)	29,169	420,034
Theragenics Corp. (a)	22,546	32,692
ThermoGenesis Corp. (a)(d)	15,844	10,774
Thoratec Corp. (a)	48,365	1,799,178
TranS1, Inc. (a)	5,200	14,976
Unilife Corp. (a)(d)	50,575	115,311
Urologix, Inc. (a)(d)	3,267	2,058
Uroplasty, Inc. (a)	1,597	5,765
Varian Medical Systems, Inc. (a)(d)	97,876	6,769,104
Vascular Solutions, Inc. (a)	2,125	31,769
Vermillion, Inc. (a)	5,249	7,611
Volcano Corp. (a)(d)	46,394	1,264,700
West Pharmaceutical Services, Inc.	28,551	1,542,611
Wright Medical Group, Inc. (a)(d)	29,686	626,968
Young Innovations, Inc.	2,156	77,983
Zeltiq Aesthetics, Inc. (a)(d)	6,038	28,620
Zimmer Holdings, Inc.	161,495	10,653,825
		265,776,633
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(d)	13,637	312,969
Accretive Health, Inc. (a)(d)	42,994	512,918
Aetna, Inc. (d)	298,407	12,888,198
Air Methods Corp. (a)(d)	12,386	1,352,180
Alliance Healthcare Services, Inc. (a)	85,702	106,270
Almost Family, Inc. (a)	9,932	197,051
Amedisys, Inc. (a)(d)	20,047	209,892
AMERIGROUP Corp. (a)	41,899	3,847,166
AmerisourceBergen Corp.	235,018	9,922,460
AMN Healthcare Services, Inc. (a)(d)	76,320	834,178
AmSurg Corp. (a)(d)	25,500	714,510
Assisted Living Concepts, Inc. Class A (d)	16,849	145,912
Bio-Reference Laboratories, Inc. (a)(d)	31,917	840,375
BioScrip, Inc. (a)(d)	41,738	429,901
Brookdale Senior Living, Inc. (a)	84,038	2,148,011
Capital Senior Living Corp. (a)(d)	26,619	474,084
Cardinal Health, Inc.	301,337	12,189,082
CardioNet, Inc. (a)	34,161	74,129
Centene Corp. (a)	44,397	1,949,472

	Shares	Value
Chemed Corp. (d)	14,268	$ 971,365
Chindex International, Inc. (a)(d)	9,187	94,167
CIGNA Corp.	255,649	13,362,773
Community Health Systems, Inc. (a)	114,654	3,377,707
Corvel Corp. (a)(d)	8,848	371,174
Coventry Health Care, Inc.	124,996	5,459,825
Cross Country Healthcare, Inc. (a)	40,427	162,112
DaVita, Inc. (a)	73,793	7,969,644
Emeritus Corp. (a)	31,438	711,128
ExamWorks Group, Inc. (a)(d)	20,990	258,807
Express Scripts Holding Co. (a)	727,445	39,172,913
FAB Universal Corp. (a)(d)	3,212	10,567
Five Star Quality Care, Inc. (a)(d)	32,241	158,626
Gentiva Health Services, Inc. (a)(d)	24,132	248,560
Hanger, Inc. (a)(d)	27,160	709,148
HCA Holdings, Inc.	143,297	4,549,680
Health Management Associates, Inc. Class A (a)(d)	204,568	1,626,316
Health Net, Inc. (a)	71,306	1,679,256
HealthSouth Corp. (a)(d)	85,304	1,875,835
Healthways, Inc. (a)	33,821	365,943
Henry Schein, Inc. (a)(d)	78,240	6,319,445
HMS Holdings Corp. (a)(d)	74,854	1,734,367
Hooper Holmes, Inc. (a)	6,267	2,444
Humana, Inc.	143,265	9,370,964
IPC The Hospitalist Co., Inc. (a)(d)	20,567	776,404
Kindred Healthcare, Inc. (a)(d)	37,371	405,475
Laboratory Corp. of America Holdings (a)(d)	96,901	8,196,856
Landauer, Inc.	14,935	889,827
LCA-Vision, Inc. (a)(d)	27,238	87,434
LHC Group, Inc. (a)	12,810	248,194
LifePoint Hospitals, Inc. (a)	38,142	1,372,349
Magellan Health Services, Inc. (a)	25,186	1,306,650
McKesson Corp.	210,214	19,858,917
MEDNAX, Inc. (a)(d)	44,058	3,480,582
Metropolitan Health Networks, Inc. (a)	22,420	252,001
Molina Healthcare, Inc. (a)(d)	24,412	679,630
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,490,841
National Healthcare Corp. (d)	6,159	275,492
National Research Corp.	320	17,210
NeoStem, Inc. (a)(d)	112,699	71,000
Omnicare, Inc. (d)	92,502	3,352,272
Owens & Minor, Inc. (d)	43,454	1,189,771
Patterson Companies, Inc. (d)	71,822	2,449,130
PDI, Inc. (a)(d)	1,365	8,913
PharMerica Corp. (a)(d)	29,176	421,301
Providence Service Corp. (a)(d)	13,245	184,370
PSS World Medical, Inc. (a)	39,096	1,111,890
Quest Diagnostics, Inc. (d)	140,542	8,120,517
RadNet, Inc. (a)(d)	27,076	65,795
Select Medical Holdings Corp.	37,877	418,162
Sharps Compliance Corp. (a)	5,184	13,893
Skilled Healthcare Group, Inc. (a)(d)	27,157	181,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	15,191	$ 128,516
Sunrise Senior Living, Inc. (a)(d)	69,349	1,001,400
Team Health Holdings, Inc. (a)(d)	31,431	879,754
Tenet Healthcare Corp. (a)(d)	99,732	2,888,239
The Ensign Group, Inc.	8,656	223,238
Triple-S Management Corp. (a)	20,220	352,839
U.S. Physical Therapy, Inc.	11,240	300,333
UnitedHealth Group, Inc.	926,691	50,402,723
Universal American Spin Corp.	33,569	278,287
Universal Health Services, Inc. Class B	73,508	3,313,006
Vanguard Health Systems, Inc. (a)(d)	30,455	321,909
VCA Antech, Inc. (a)(d)	74,767	1,553,658
Wellcare Health Plans, Inc. (a)	41,317	1,994,372
WellPoint, Inc.	291,689	16,305,415
		286,582,041
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	157,560	1,752,067
athenahealth, Inc. (a)(d)	28,513	1,815,993
Authentidate Holding Corp. (a)	816	881
Cerner Corp. (a)(d)	128,430	9,917,365
CollabRx, Inc. (a)	87	344
Computer Programs & Systems, Inc.	21,937	1,098,386
Epocrates, Inc. (a)	10,933	110,314
Greenway Medical Technologies (d)	5,301	103,051
HealthStream, Inc. (a)(d)	34,016	806,860
MedAssets, Inc. (a)	39,701	639,186
Medidata Solutions, Inc. (a)(d)	26,465	1,058,600
Merge Healthcare, Inc. (a)(d)	37,852	123,776
Omnicell, Inc. (a)(d)	25,141	383,903
Quality Systems, Inc.	52,869	962,744
Vocera Communications, Inc.	5,171	127,155
		18,900,625
Life Sciences Tools & Services - 0.5%
Acceler8 Technology Corp. (a)	8,536	30,730
Affymetrix, Inc. (a)(d)	55,779	185,744
Agilent Technologies, Inc.	309,178	11,838,426
Albany Molecular Research, Inc. (a)	23,897	116,139
Apricus Biosciences, Inc. (a)(d)	18,211	40,064
BG Medicine, Inc. (a)	3,134	4,544
Bio-Rad Laboratories, Inc. Class A (a)	19,230	2,009,343
Bruker BioSciences Corp. (a)	80,763	1,179,140
Cambrex Corp. (a)	18,522	203,186
Charles River Laboratories International, Inc. (a)	42,610	1,634,946
Complete Genomics, Inc. (a)	13,147	41,545
Covance, Inc. (a)(d)	47,457	2,705,524
Enzo Biochem, Inc. (a)	14,697	40,564
Fluidigm Corp. (a)(d)	18,074	257,374
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	179,246
Harvard Bioscience, Inc. (a)	675	2,660

	Shares	Value
Illumina, Inc. (a)(d)	126,010	$ 6,767,997
Life Technologies Corp. (a)	154,772	7,637,998
Luminex Corp. (a)(d)	39,871	686,579
Mettler-Toledo International, Inc. (a)(d)	26,707	4,996,613
Pacific Biosciences of California, Inc. (a)	28,978	48,683
PAREXEL International Corp. (a)(d)	52,568	1,697,421
PerkinElmer, Inc.	100,729	3,188,073
pSivida Corp. (a)(d)	25,265	32,592
Sequenom, Inc. (a)(d)	91,772	446,930
Strategic Diagnostics, Inc. (a)	2,665	2,878
Techne Corp.	35,747	2,534,462
Thermo Fisher Scientific, Inc.	328,204	20,857,364
Waters Corp. (a)(d)	75,613	6,393,079
		75,759,844
Pharmaceuticals - 5.3%
Abbott Laboratories	1,409,844	91,639,860
Acura Pharmaceuticals, Inc. (a)	2,885	5,280
Akorn, Inc. (a)(d)	58,979	795,627
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	76,373
Alimera Sciences, Inc. (a)	3,741	7,445
Allergan, Inc.	274,769	25,484,825
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	96,794
Auxilium Pharmaceuticals, Inc. (a)	37,784	723,186
AVANIR Pharmaceuticals Class A (a)	100,270	264,713
Biodel, Inc. (a)(d)	8,109	20,110
Biodelivery Sciences International, Inc. (a)	15,298	65,017
BioSante Pharmaceuticals, Inc. (a)(d)	21,445	28,951
Bristol-Myers Squibb Co.	1,506,365	49,152,690
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	186,720
Cempra, Inc.	9,089	55,897
Columbia Laboratories, Inc. (a)(d)	42,578	25,547
Corcept Therapeutics, Inc. (a)	36,105	51,991
Cornerstone Therapeutics, Inc. (a)	11,437	59,358
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	32,068
DepoMed, Inc. (a)(d)	31,971	192,465
Durect Corp. (a)(d)	121,504	121,504
Echo Therapeutics, Inc. (a)(d)	20,093	24,112
Eli Lilly & Co.	915,656	44,903,770
Endo Pharmaceuticals Holdings, Inc. (a)	113,364	3,249,012
Endocyte, Inc. (a)(d)	47,373	443,885
Forest Laboratories, Inc. (a)	210,000	7,446,600
Hi-Tech Pharmacal Co., Inc. (d)	12,868	388,614
Horizon Pharma, Inc. (d)	37,555	97,267
Hospira, Inc. (a)(d)	171,244	5,103,071
Impax Laboratories, Inc. (a)	57,998	1,179,679
Jazz Pharmaceuticals PLC (a)	39,674	2,137,635
Johnson & Johnson	2,476,614	172,694,294
Lannett Co., Inc. (a)	27,670	137,243
MAP Pharmaceuticals, Inc. (a)(d)	25,044	399,201
Medicis Pharmaceutical Corp. Class A (d)	64,028	2,769,211
Merck & Co., Inc.	2,735,691	121,191,111
Mylan, Inc. (a)	369,805	10,051,300
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics (a)(d)	110,915	$ 724,275
NuPathe, Inc. (a)(d)	18,258	58,791
Obagi Medical Products, Inc. (a)	21,864	298,662
Omeros Corp. (a)(d)	20,009	149,667
Optimer Pharmaceuticals, Inc. (a)	39,316	400,630
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	724,864
Pain Therapeutics, Inc. (a)(d)	34,536	109,824
Pernix Therapeutics Holdings, Inc. (a)	5,833	45,439
Perrigo Co.	77,485	8,019,698
Pfizer, Inc.	6,707,508	167,821,850
Pozen, Inc. (a)(d)	23,223	128,888
Questcor Pharmaceuticals, Inc. (d)	59,227	1,536,941
Repros Therapeutics, Inc. (a)(d)	14,128	212,061
Sagent Pharmaceuticals, Inc. (a)(d)	10,801	160,935
Salix Pharmaceuticals Ltd. (a)	48,250	2,067,513
Santarus, Inc. (a)	38,184	380,694
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	202,436
Somaxon Pharmaceuticals, Inc. (a)(d)	6,532	10,190
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	10,506	55,051
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	73,116
The Medicines Company (a)	52,840	1,134,475
Transcept Pharmaceuticals, Inc. (a)(d)	2,494	13,443
Ventrus Biosciences, Inc. (a)(d)	6,995	17,348
ViroPharma, Inc. (a)(d)	60,392	1,497,118
VIVUS, Inc. (a)(d)	111,051	1,254,876
Warner Chilcott PLC	146,312	1,705,998
Watson Pharmaceuticals, Inc. (a)	112,910	9,937,209
XenoPort, Inc. (a)(d)	57,569	451,917
Zogenix, Inc. (a)	43,460	114,734
		740,611,069
TOTAL HEALTH CARE		1,665,338,770
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.1%
AAR Corp.	45,448	698,081
AeroVironment, Inc. (a)(d)	13,243	270,290
Alliant Techsystems, Inc.	27,998	1,679,880
American Science & Engineering, Inc.	13,204	843,472
API Technologies Corp. (a)	22,349	58,778
Ascent Solar Technologies, Inc. (a)(d)	33,082	25,804
Astronics Corp. (a)(d)	6,636	133,384
Astrotech Corp. (a)	8,707	7,401
BE Aerospace, Inc. (a)	90,386	4,280,681
Breeze Industrial Products Corp. (a)	1,281	10,248
CPI Aerostructures, Inc. (a)(d)	3,805	36,186
Cubic Corp.	13,440	657,888
Curtiss-Wright Corp.	35,352	1,121,719

	Shares	Value
DigitalGlobe, Inc. (a)	40,010	$ 997,849
Ducommun, Inc. (a)	15,643	245,126
EDAC Technologies Corp. (a)	4,274	57,229
Engility Holdings, Inc. (a)(d)	14,341	263,301
Esterline Technologies Corp. (a)	30,025	1,835,729
Exelis, Inc. (d)	157,990	1,785,287
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	822,912
General Dynamics Corp.	296,870	19,741,855
GeoEye, Inc. (a)(d)	19,364	591,764
HEICO Corp. Class A	36,331	1,220,722
Hexcel Corp. (a)	86,216	2,228,684
Honeywell International, Inc.	701,222	43,005,945
Huntington Ingalls Industries, Inc.	40,029	1,635,185
Innovative Solutions & Support, Inc. (a)	21,878	93,638
KEYW Holding Corp. (a)(d)	21,302	273,944
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	199,939
L-3 Communications Holdings, Inc.	86,081	6,615,325
LMI Aerospace, Inc. (a)(d)	6,877	136,440
Lockheed Martin Corp.	239,190	22,316,427
Moog, Inc. Class A (a)(d)	37,679	1,385,080
National Presto Industries, Inc. (d)	4,216	323,620
Northrop Grumman Corp.	215,971	14,405,266
Orbital Sciences Corp. (a)	40,989	536,546
Precision Castparts Corp.	130,260	23,888,381
Raytheon Co.	298,668	17,062,903
Rockwell Collins, Inc.	124,488	7,118,224
SIFCO Industries, Inc.	891	13,641
Sparton Corp. (a)	3,920	56,370
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	1,553,753
Sypris Solutions, Inc.	16,848	68,740
Taser International, Inc. (a)(d)	58,908	486,580
Teledyne Technologies, Inc. (a)(d)	29,878	1,882,314
Textron, Inc.	249,615	5,863,456
The Boeing Co.	606,256	45,032,696
TransDigm Group, Inc.	48,745	6,630,295
Triumph Group, Inc.	41,998	2,755,489
United Technologies Corp.	752,679	60,297,115
		303,251,582
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)(d)	108,399	410,832
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,571,583
C.H. Robinson Worldwide, Inc.	142,176	8,777,946
Echo Global Logistics, Inc. (a)	11,731	206,114
Expeditors International of Washington, Inc.	197,701	7,397,971
FedEx Corp.	260,848	23,353,721
Forward Air Corp.	23,667	786,928
Hub Group, Inc. Class A (a)(d)	25,258	817,601
Pacer International, Inc. (a)(d)	29,688	103,017
Park-Ohio Holdings Corp. (a)	3,535	73,988
Radiant Logistics, Inc. (a)	14,104	19,746
United Parcel Service, Inc. Class B	641,253	46,882,007
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTI Worldwide, Inc.	92,577	$ 1,307,187
XPO Logistics, Inc. (a)(d)	10,264	162,890
		91,871,531
Airlines - 0.2%
Alaska Air Group, Inc. (a)	53,353	2,280,841
Allegiant Travel Co.	24,598	1,820,744
Delta Air Lines, Inc. (a)	738,784	7,387,840
Hawaiian Holdings, Inc. (a)	71,807	448,076
JetBlue Airways Corp. (a)(d)	168,034	863,695
Republic Airways Holdings, Inc. (a)(d)	81,894	475,804
SkyWest, Inc. (d)	63,299	733,635
Southwest Airlines Co.	643,054	6,128,305
Spirit Airlines, Inc. (a)	36,933	619,736
United Continental Holdings, Inc. (a)(d)	286,404	5,791,089
US Airways Group, Inc. (a)(d)	132,241	1,704,586
		28,254,351
Building Products - 0.2%
A.O. Smith Corp.	36,923	2,324,303
AAON, Inc.	33,674	708,838
Ameresco, Inc. Class A (a)(d)	38,199	359,071
American Woodmark Corp. (a)(d)	9,343	265,435
Apogee Enterprises, Inc.	33,247	762,021
Armstrong World Industries, Inc. (d)	15,342	774,924
Builders FirstSource, Inc. (a)(d)	54,285	282,282
Fortune Brands Home & Security, Inc. (a)	138,866	4,164,591
Gibraltar Industries, Inc. (a)	56,316	781,103
Griffon Corp.	38,833	403,087
Insteel Industries, Inc. (d)	16,775	200,629
Lennox International, Inc. (d)	38,428	2,020,929
Masco Corp. (d)	305,881	5,187,742
NCI Building Systems, Inc. (a)	16,002	209,466
Nortek, Inc. (a)	10,060	656,817
Owens Corning (a)	130,235	4,503,526
Patrick Industries, Inc. (a)(d)	7,747	134,643
Quanex Building Products Corp.	24,300	508,356
Simpson Manufacturing Co. Ltd. (d)	27,187	889,287
Trex Co., Inc. (a)(d)	11,686	474,568
Universal Forest Products, Inc.	26,737	1,006,915
USG Corp. (a)(d)	77,759	2,086,274
		28,704,807
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	3,868	37,906
ABM Industries, Inc.	41,566	793,079
ACCO Brands Corp. (d)	85,739	577,881
Acorn Energy, Inc. (d)	12,727	103,598
ADT Corp.	202,548	9,296,953
American Reprographics Co. (a)	46,203	116,432
Asset Acceptance Capital Corp. (a)	10,832	61,201
Asta Funding, Inc. (d)	4,468	41,284
Avery Dennison Corp.	106,008	3,545,968

	Shares	Value
Casella Waste Systems, Inc. Class A (a)(d)	64,851	$ 286,641
CECO Environmental Corp.	2,290	21,343
Cenveo, Inc. (a)(d)	104,135	243,676
Cintas Corp.	89,845	3,723,177
Clean Harbors, Inc. (a)(d)	40,898	2,342,637
Consolidated Graphics, Inc. (a)(d)	14,819	504,439
Copart, Inc. (a)	124,595	3,764,015
Corrections Corp. of America	88,360	2,995,404
Courier Corp.	17,378	196,545
Covanta Holding Corp.	92,870	1,753,386
Deluxe Corp. (d)	54,408	1,566,950
Encore Capital Group, Inc. (a)(d)	16,160	429,533
EnergySolutions, Inc. (a)(d)	165,491	541,156
EnerNOC, Inc. (a)(d)	15,233	171,981
Ennis, Inc.	21,290	324,034
Fuel Tech, Inc. (a)	51,934	200,465
G&K Services, Inc. Class A	13,044	442,192
Healthcare Services Group, Inc. (d)	52,919	1,244,655
Heritage-Crystal Clean, Inc. (a)(d)	7,679	115,031
Herman Miller, Inc.	49,763	1,050,995
HNI Corp. (d)	49,416	1,471,608
Hudson Technologies, Inc. (a)(d)	5,394	17,477
Industrial Services of America, Inc. (a)(d)	1,620	4,147
InnerWorkings, Inc. (a)(d)	28,532	371,201
Interface, Inc.	44,100	647,829
Intersections, Inc.	12,865	118,744
Iron Mountain, Inc.	183,385	5,794,966
KAR Auction Services, Inc.	68,443	1,216,232
Kimball International, Inc. Class B (d)	16,142	201,452
Knoll, Inc. (d)	32,235	462,895
McGrath RentCorp. (d)	17,562	492,087
Metalico, Inc. (a)(d)	55,605	92,860
Mine Safety Appliances Co.	26,951	1,042,465
Mobile Mini, Inc. (a)(d)	36,488	728,300
Multi-Color Corp.	7,946	178,626
NL Industries, Inc.	6,707	71,765
Performant Financial Corp.	11,395	110,076
Perma-Fix Environmental Services, Inc. (a)	34,689	27,064
Pitney Bowes, Inc. (d)	164,008	1,835,250
Portfolio Recovery Associates, Inc. (a)(d)	14,339	1,416,980
Quad/Graphics, Inc.	22,071	357,550
R.R. Donnelley & Sons Co. (d)	150,758	1,417,125
Republic Services, Inc.	279,496	7,957,251
Rollins, Inc.	69,664	1,586,249
Schawk, Inc. Class A (d)	4,209	50,550
Standard Parking Corp. (a)(d)	5,698	126,781
Standard Register Co. (d)	19,851	9,926
Steelcase, Inc. Class A (d)	74,937	872,267
Stericycle, Inc. (a)(d)	73,761	6,894,441
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	206,984
Sykes Enterprises, Inc. (a)	30,728	450,472
Team, Inc. (a)(d)	18,138	651,517
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)(d)	56,334	$ 1,451,164
The Brink's Co.	40,696	1,117,512
The Geo Group, Inc.	57,559	1,623,164
TMS International Corp. (a)	14,898	163,878
TRC Companies, Inc. (a)	13,255	70,782
Tyco International Ltd.	405,096	11,492,574
Unifirst Corp. Massachusetts	12,480	880,714
United Stationers, Inc.	31,409	963,942
US Ecology, Inc.	25,366	554,501
Viad Corp. (d)	19,833	445,846
Virco Manufacturing Co. (a)	2,682	6,651
Waste Connections, Inc. (d)	109,931	3,618,929
Waste Management, Inc.	379,238	12,351,782
		108,117,133
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	100,199	2,263,495
Aegion Corp. (a)(d)	34,101	703,163
Argan, Inc.	7,465	138,924
Comfort Systems USA, Inc.	43,738	472,808
Dycom Industries, Inc. (a)	25,959	466,224
EMCOR Group, Inc. (d)	58,224	1,912,658
Fluor Corp.	147,830	7,846,816
Foster Wheeler AG (a)	92,101	2,068,588
Furmanite Corp. (a)(d)	35,767	158,448
Goldfield Corp.	22,426	41,040
Granite Construction, Inc. (d)	31,641	968,215
Great Lakes Dredge & Dock Corp.	39,072	345,006
Integrated Electrical Services, Inc. (a)	13,442	61,161
Jacobs Engineering Group, Inc. (a)	112,424	4,602,639
KBR, Inc.	129,671	3,604,854
Layne Christensen Co. (a)(d)	15,356	353,034
MasTec, Inc. (a)(d)	50,211	1,146,819
Michael Baker Corp.	6,265	121,854
MYR Group, Inc. (a)	25,270	541,789
Northwest Pipe Co. (a)	12,188	251,073
Orion Marine Group, Inc. (a)(d)	15,813	112,272
Pike Electric Corp.	14,023	138,828
Primoris Services Corp.	27,169	393,407
Quanta Services, Inc. (a)	185,731	4,803,004
Shaw Group, Inc. (a)	56,557	2,541,106
Sterling Construction Co., Inc. (a)	31,847	293,948
Tutor Perini Corp. (a)	37,087	476,939
UniTek Global Services, Inc. (a)(d)	18,062	71,887
URS Corp.	65,514	2,468,568
		39,368,567
Electrical Equipment - 0.6%
Active Power, Inc. (a)(d)	52,617	39,463
Acuity Brands, Inc. (d)	35,873	2,372,999
Allied Motion Technologies, Inc.	4,209	27,190
Altair Nanotechnologies, Inc. (a)(d)	63,623	31,493

	Shares	Value
American Superconductor Corp. (a)(d)	126,771	$ 352,423
AMETEK, Inc.	227,538	8,493,994
AZZ, Inc. (d)	24,628	938,819
Babcock & Wilcox Co.	102,327	2,577,617
Belden, Inc.	33,652	1,268,007
Brady Corp. Class A (d)	43,963	1,404,178
Broadwind Energy, Inc. (a)	15,938	36,657
Capstone Turbine Corp. (a)(d)	814,128	786,285
Coleman Cable, Inc.	5,164	47,664
Emerson Electric Co.	646,092	32,453,201
Encore Wire Corp.	23,059	722,669
EnerSys (a)	39,836	1,387,886
Enphase Energy, Inc. (d)	8,807	24,572
Espey Manufacturing & Electronics Corp.	2,015	54,123
Franklin Electric Co., Inc.	17,393	1,035,927
FuelCell Energy, Inc. (a)(d)	246,058	211,610
Generac Holdings, Inc. (d)	30,944	1,009,703
General Cable Corp. (a)(d)	39,737	1,140,849
Global Power Equipment Group, Inc.	10,454	157,019
GrafTech International Ltd. (a)(d)	132,891	1,289,043
Hubbell, Inc. Class B	49,454	4,166,500
II-VI, Inc. (a)(d)	46,725	799,465
LSI Industries, Inc.	24,011	163,755
MagneTek, Inc. (a)	2,664	27,679
Ocean Power Technologies, Inc. (a)(d)	11,040	26,386
Plug Power, Inc. (a)(d)	38,179	23,480
Polypore International, Inc. (a)(d)	41,032	1,684,364
Powell Industries, Inc. (a)(d)	7,721	309,149
PowerSecure International, Inc. (a)	20,869	134,605
Preformed Line Products Co.	1,961	110,051
Regal-Beloit Corp.	35,674	2,488,262
Revolution Lighting Technologies, Inc. (a)	1,806	831
Rockwell Automation, Inc.	124,089	9,832,812
Roper Industries, Inc.	86,220	9,616,117
SL Industries, Inc.	3,648	71,501
Thermon Group Holdings, Inc. (a)	10,097	249,699
Ultralife Corp. (a)	13,410	36,878
Vicor Corp. (a)	10,982	58,754
		87,663,679
Industrial Conglomerates - 2.0%
3M Co.	571,050	51,936,998
Carlisle Companies, Inc.	55,830	3,163,886
Danaher Corp.	523,563	28,256,695
General Electric Co.	9,488,167	200,484,969
Raven Industries, Inc. (d)	30,000	779,700
Seaboard Corp. (a)	366	863,892
Standex International Corp.	10,804	532,205
		286,018,345
Machinery - 2.4%
Accuride Corp. (a)(d)	79,004	242,542
Actuant Corp. Class A (d)	56,628	1,629,188
Adept Technology, Inc. (a)	2,954	7,415
AGCO Corp. (a)	80,961	3,736,350
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Alamo Group, Inc.	17,898	$ 592,782
Albany International Corp. Class A	47,080	1,012,691
Altra Holdings, Inc. (d)	19,022	357,804
American Railcar Industries, Inc.	11,797	362,522
Ampco-Pittsburgh Corp.	10,414	195,054
Astec Industries, Inc. (d)	12,338	357,185
Barnes Group, Inc.	31,261	659,294
Blount International, Inc. (a)	31,486	449,305
Briggs & Stratton Corp.	42,488	862,082
Cascade Corp.	13,797	896,391
Caterpillar, Inc.	581,894	49,600,645
Chart Industries, Inc. (a)(d)	27,582	1,668,159
CIRCOR International, Inc.	13,068	472,278
CLARCOR, Inc. (d)	46,115	2,138,814
Colfax Corp. (a)(d)	56,052	2,185,467
Columbus McKinnon Corp. (NY Shares) (a)	26,972	403,501
Commercial Vehicle Group, Inc. (a)	77,079	617,403
Crane Co.	41,480	1,760,411
Cummins, Inc.	157,548	15,464,912
Deere & Co. (d)	349,837	29,403,800
Donaldson Co., Inc.	119,915	4,026,746
Douglas Dynamics, Inc. (d)	29,195	419,824
Dover Corp.	160,716	10,219,930
Dynamic Materials Corp. (d)	17,783	248,784
Eastern Co.	2,354	34,769
Eaton Corp. (d)	415,006	21,646,713
Energy Recovery, Inc. (a)(d)	81,715	254,951
EnPro Industries, Inc. (a)(d)	22,235	873,391
ESCO Technologies, Inc. (d)	20,247	743,065
Federal Signal Corp. (a)(d)	80,990	476,221
Flow International Corp. (a)	66,905	210,751
Flowserve Corp.	44,479	6,162,565
FreightCar America, Inc.	19,411	408,213
Gardner Denver, Inc.	43,145	3,013,678
Gencor Industries, Inc. (a)	1,849	14,330
Gorman-Rupp Co.	14,200	395,186
Graco, Inc. (d)	51,140	2,526,827
Graham Corp.	12,124	217,868
Greenbrier Companies, Inc. (a)(d)	21,771	416,044
Hardinge, Inc.	12,474	119,626
Harsco Corp.	75,085	1,512,963
Hurco Companies, Inc. (a)(d)	3,319	79,689
Hyster-Yale Materials Handling Class A	12,438	515,928
IDEX Corp.	74,036	3,327,918
Illinois Tool Works, Inc.	383,735	23,626,564
Ingersoll-Rand PLC	283,533	13,830,740
ITT Corp.	114,023	2,550,695
John Bean Technologies Corp.	23,559	383,776
Joy Global, Inc.	93,181	5,310,385

	Shares	Value
Kadant, Inc. (a)	18,429	$ 446,903
Kaydon Corp.	29,963	690,048
Kennametal, Inc. (d)	67,614	2,577,446
L.B. Foster Co. Class A	10,636	440,862
Lincoln Electric Holdings, Inc.	88,988	4,227,820
Lindsay Corp.	10,287	813,599
Lydall, Inc. (a)	9,770	127,889
Manitex International, Inc. (a)(d)	6,745	51,397
Manitowoc Co., Inc.	113,567	1,703,505
Meritor, Inc. (a)	87,590	374,885
Met-Pro Corp.	10,211	90,980
Middleby Corp. (a)(d)	16,713	2,129,069
Miller Industries, Inc.	16,197	231,617
Mueller Industries, Inc.	25,011	1,194,525
Mueller Water Products, Inc. Class A	130,935	730,617
Navistar International Corp. (a)(d)	71,306	1,455,355
NN, Inc. (a)(d)	12,121	98,423
Nordson Corp. (d)	52,385	3,205,438
Omega Flex, Inc.	258	3,341
Oshkosh Truck Corp. (a)	78,535	2,305,002
PACCAR, Inc.	313,753	13,786,307
Pall Corp.	103,105	6,132,685
Parker Hannifin Corp.	134,545	11,052,872
Pentair Ltd.	184,382	8,940,683
PMFG, Inc. (a)(d)	15,367	106,493
Proto Labs, Inc. (d)	7,469	272,469
RBC Bearings, Inc. (a)(d)	21,831	1,017,106
Rexnord Corp.	19,646	420,031
Robbins & Myers, Inc. (d)	37,163	2,207,482
Sauer-Danfoss, Inc. (d)	13,027	684,308
Snap-On, Inc.	50,242	3,991,224
SPX Corp.	43,036	2,931,612
Stanley Black & Decker, Inc.	148,959	10,711,642
Sun Hydraulics Corp. (d)	19,343	505,626
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	130,046
Tennant Co.	13,999	533,922
Terex Corp. (a)(d)	97,076	2,348,268
Timken Co.	75,024	3,379,831
Titan International, Inc. (d)	42,501	864,045
Toro Co.	58,344	2,617,312
TriMas Corp. (a)(d)	46,817	1,212,560
Trinity Industries, Inc. (d)	66,487	2,112,292
Twin Disc, Inc.	7,177	122,440
Valmont Industries, Inc. (d)	19,818	2,767,782
Wabash National Corp. (a)(d)	74,589	603,425
WABCO Holdings, Inc. (a)	53,197	3,300,874
Wabtec Corp.	49,289	4,170,835
Watts Water Technologies, Inc. Class A	38,674	1,581,380
Woodward, Inc. (d)	51,161	1,870,958
Xylem, Inc. (d)	161,217	4,206,152
		336,125,518
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
Baltic Trading Ltd.	21,117	$ 61,028
Eagle Bulk Shipping, Inc. (a)(d)	19,099	42,591
Genco Shipping & Trading Ltd. (a)(d)	76,288	204,452
International Shipholding Corp.	10,420	171,722
Kirby Corp. (a)(d)	48,614	2,813,778
Matson, Inc.	30,827	709,021
		4,002,592
Professional Services - 0.3%
Acacia Research Corp. (a)	43,794	973,541
Advisory Board Co. (a)	32,138	1,454,245
Barrett Business Services, Inc.	6,681	222,143
CBIZ, Inc. (a)(d)	37,390	217,236
CDI Corp.	9,649	159,401
Corporate Executive Board Co.	29,612	1,267,394
CRA International, Inc. (a)(d)	15,589	275,614
CTPartners Executive Search, Inc. (a)	859	3,436
Dolan Co. (a)	21,177	72,637
Dun & Bradstreet Corp. (d)	40,399	3,198,793
Equifax, Inc.	102,771	5,265,986
Exponent, Inc. (a)(d)	15,525	829,656
Franklin Covey Co. (a)(d)	5,338	65,818
FTI Consulting, Inc. (a)(d)	68,234	2,109,113
GP Strategies Corp. (a)	10,677	214,074
Heidrick & Struggles International, Inc.	22,259	292,483
Hill International, Inc. (a)(d)	13,945	48,529
Hudson Global, Inc. (a)(d)	13,947	61,227
Huron Consulting Group, Inc. (a)	16,504	543,642
ICF International, Inc. (a)	17,107	369,853
IHS, Inc. Class A (a)(d)	51,981	4,789,529
Insperity, Inc.	15,769	476,224
Kelly Services, Inc. Class A (non-vtg.)	19,294	263,556
Kforce, Inc. (a)(d)	25,995	334,296
Korn/Ferry International (a)(d)	33,723	486,286
Manpower, Inc.	75,166	2,889,381
Mastech Holdings, Inc.	299	2,093
MISTRAS Group, Inc. (a)	12,788	277,372
Navigant Consulting, Inc. (a)	41,733	434,441
Nielsen Holdings B.V. (a)	110,217	3,121,345
Odyssey Marine Exploration, Inc. (a)(d)	46,227	129,898
On Assignment, Inc. (a)(d)	37,950	756,344
Pendrell Corp. (a)	126,539	137,928
RCM Technologies, Inc.	9,908	55,980
Resources Connection, Inc.	43,312	502,852
Robert Half International, Inc.	123,411	3,487,595
RPX Corp. (a)	14,564	132,241
Spherix, Inc. (a)	11	96
Towers Watson & Co. (d)	48,457	2,562,406
TrueBlue, Inc. (a)(d)	38,883	554,083
Verisk Analytics, Inc. (a)	128,230	6,390,983

	Shares	Value
VSE Corp.	1,834	$ 42,219
WageWorks, Inc. (a)	8,340	154,040
		45,626,009
Road & Rail - 0.9%
AMERCO	6,519	782,345
Arkansas Best Corp.	18,872	156,260
Avis Budget Group, Inc. (a)(d)	88,685	1,679,694
Celadon Group, Inc.	62,978	1,088,260
Con-way, Inc. (d)	51,304	1,441,129
Covenant Transport Group, Inc. Class A (a)	9,633	49,417
CSX Corp.	923,165	18,241,740
Genesee & Wyoming, Inc. Class A (a)(d)	38,299	2,793,912
Heartland Express, Inc.	52,772	724,560
Hertz Global Holdings, Inc. (a)(d)	262,642	4,107,721
J.B. Hunt Transport Services, Inc. (d)	81,918	4,870,025
Kansas City Southern	97,556	7,624,001
Knight Transportation, Inc.	54,848	824,365
Landstar System, Inc.	39,848	2,015,113
Marten Transport Ltd.	20,799	393,517
Norfolk Southern Corp.	287,752	17,374,466
Old Dominion Freight Lines, Inc. (a)(d)	69,360	2,319,398
Patriot Transportation Holding, Inc. (a)(d)	1,312	33,915
Providence & Worcester Railroad Co.	4,631	63,630
Quality Distribution, Inc. (a)	25,189	168,514
Roadrunner Transportation Systems, Inc. (a)(d)	12,158	218,966
Ryder System, Inc.	45,757	2,153,782
Saia, Inc. (a)	11,656	252,469
Swift Transporation Co. (a)(d)	69,603	588,841
Union Pacific Corp.	425,843	52,285,004
Universal Truckload Services, Inc.	4,618	71,625
USA Truck, Inc. (a)	1,841	6,002
Werner Enterprises, Inc.	41,229	894,257
YRC Worldwide, Inc. (a)	6,129	43,026
Zipcar, Inc. (a)(d)	19,521	158,706
		123,424,660
Trading Companies & Distributors - 0.3%
Aceto Corp. (d)	32,506	324,085
AeroCentury Corp. (a)	688	8,930
Air Lease Corp. Class A (a)(d)	64,973	1,445,649
Aircastle Ltd.	32,942	374,551
Applied Industrial Technologies, Inc.	33,727	1,350,092
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,369,820
BlueLinx Corp. (a)	17,176	39,333
CAI International, Inc. (a)(d)	7,670	153,400
DXP Enterprises, Inc. (a)	6,766	326,730
Edgen Group, Inc. Class A	19,685	136,811
Essex Rental Corp. (a)(d)	16,688	56,572
Fastenal Co.	258,190	10,794,924
GATX Corp.	39,127	1,648,421
H&E Equipment Services, Inc. (d)	24,825	386,029
Houston Wire & Cable Co.	15,647	175,559
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Kaman Corp. (d)	17,880	$ 647,971
Lawson Products, Inc.	4,764	39,446
MRC Global, Inc. (d)	21,717	608,728
MSC Industrial Direct Co., Inc. Class A (d)	40,442	2,938,516
Rush Enterprises, Inc. Class A (a)(d)	25,276	484,035
TAL International Group, Inc.	21,219	722,507
Textainer Group Holdings Ltd.	14,461	436,433
Titan Machinery, Inc. (a)(d)	17,235	381,583
United Rentals, Inc. (a)(d)	82,153	3,411,814
W.W. Grainger, Inc.	54,152	10,506,571
Watsco, Inc. (d)	25,351	1,817,413
WESCO International, Inc. (a)(d)	36,933	2,387,718
Willis Lease Finance Corp. (a)(d)	2,006	28,746
		43,002,387
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	18,229	232,602
TOTAL INDUSTRIALS		1,525,663,763
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)(d)	51,006	1,017,570
ADTRAN, Inc.	58,980	1,158,367
Alliance Fiber Optic Products, Inc.	9,573	110,472
Ambient Corp. (a)(d)	1,932	7,013
Anaren, Inc. (a)	42,259	823,628
Arris Group, Inc. (a)	97,821	1,366,559
Aruba Networks, Inc. (a)(d)	91,601	1,784,387
Aviat Networks, Inc. (a)	66,605	183,164
Bel Fuse, Inc. Class B (non-vtg.)	7,032	111,738
Black Box Corp.	16,753	412,961
Blonder Tongue Laboratories, Inc. (a)	3,352	3,855
Brocade Communications Systems, Inc. (a)(d)	398,862	2,265,536
CalAmp Corp. (a)(d)	16,135	139,890
Calix Networks, Inc. (a)(d)	25,252	186,360
Ciena Corp. (a)(d)	81,217	1,208,509
Cisco Systems, Inc.	4,751,753	89,855,649
Clearfield, Inc. (a)	2,407	11,337
Communications Systems, Inc.	4,311	45,179
Comtech Telecommunications Corp.	22,438	573,515
Digi International, Inc. (a)(d)	21,456	209,196
Ditech Networks, Inc. (a)	7,261	10,528
EchoStar Holding Corp. Class A (a)	37,522	1,176,690
EMCORE Corp. (a)(d)	19,513	91,126
Emulex Corp. (a)	66,808	491,039
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	362,009
F5 Networks, Inc. (a)(d)	70,086	6,565,656

	Shares	Value
Finisar Corp. (a)(d)	72,805	$ 987,964
Globecomm Systems, Inc. (a)(d)	11,676	138,711
Harmonic, Inc. (a)	75,490	345,744
Harris Corp.	108,567	5,116,763
Infinera Corp. (a)(d)	140,398	783,421
InterDigital, Inc. (d)	37,438	1,597,854
Ixia (a)(d)	41,525	623,706
JDS Uniphase Corp. (a)(d)	201,674	2,446,306
Juniper Networks, Inc. (a)	470,291	8,455,832
KVH Industries, Inc. (a)(d)	23,641	299,295
Lantronix, Inc. (a)	71	118
Loral Space & Communications Ltd.	10,995	935,345
Meru Networks, Inc. (a)(d)	20,865	48,615
Motorola Solutions, Inc.	260,084	14,161,574
NETGEAR, Inc. (a)(d)	32,032	1,116,636
NumereX Corp. Class A (a)	2,670	30,118
Oclaro, Inc. (a)(d)	64,648	118,952
Oplink Communications, Inc. (a)	15,273	236,732
Optical Cable Corp.	564	2,346
Palo Alto Networks, Inc.	5,818	316,616
Parkervision, Inc. (a)(d)	73,296	167,115
PC-Tel, Inc.	2,259	14,593
Performance Technologies, Inc. (a)	2,977	2,530
Plantronics, Inc.	39,954	1,343,653
Polycom, Inc. (a)	189,613	1,983,352
Powerwave Technologies, Inc. (a)(d)	17,873	6,138
Procera Networks, Inc. (a)(d)	21,122	436,169
QUALCOMM, Inc.	1,529,674	97,317,860
Relm Wireless Corp. (a)	9,436	16,041
Riverbed Technology, Inc. (a)	133,318	2,386,392
ShoreTel, Inc. (a)(d)	22,164	95,748
Sonus Networks, Inc. (a)	223,825	373,788
Sycamore Networks, Inc.	13,906	37,407
Symmetricom, Inc. (a)	21,713	129,192
Tellabs, Inc.	301,356	1,072,827
Telular Corp.	1,806	18,096
Tessco Technologies, Inc.	3,361	73,169
Ubiquiti Networks, Inc. (d)	9,640	113,270
ViaSat, Inc. (a)(d)	35,696	1,364,658
Westell Technologies, Inc. Class A (a)	20,974	40,899
Zhone Technologies, Inc. (a)	5,862	2,579
Zoom Technologies, Inc. (a)(d)	31,336	24,755
		254,954,812
Computers & Peripherals - 4.4%
3D Systems Corp. (a)(d)	42,745	1,911,129
Apple, Inc.	842,685	493,206,649
Astro-Med, Inc.	4,606	41,454
Avid Technology, Inc. (a)(d)	34,710	226,656
Concurrent Computer Corp.	987	5,211
Cray, Inc. (a)	32,010	455,182
Crossroads Systems, Inc. (a)	9,071	27,757
Datalink Corp. (a)	9,248	79,903
Dataram Corp. (a)	3,336	1,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (d)	1,357,390	$ 13,085,240
Diebold, Inc.	54,057	1,616,845
Dot Hill Systems Corp. (a)	109,713	97,645
Electronics for Imaging, Inc. (a)	55,580	1,020,449
EMC Corp. (a)	1,881,595	46,701,188
Fusion-io, Inc. (a)(d)	56,023	1,307,017
Hauppauge Digital, Inc. (a)	430	383
Hewlett-Packard Co.	1,763,322	22,905,553
Hutchinson Technology, Inc. (a)(d)	34,936	55,898
iGO, Inc. (a)	68,212	17,053
Imation Corp. (a)	19,750	84,530
Immersion Corp. (a)(d)	59,681	392,104
Intermec, Inc. (a)	37,733	284,884
Interphase Corp. (a)	10,718	22,722
Intevac, Inc. (a)(d)	17,689	83,669
Lexmark International, Inc. Class A	60,869	1,480,943
NCR Corp. (a)	131,978	3,158,234
NetApp, Inc. (a)	339,363	10,761,201
Novatel Wireless, Inc. (a)(d)	27,517	37,423
OCZ Technology Group, Inc. (a)(d)	56,538	94,418
Overland Storage, Inc. (a)(d)	5,087	5,596
QLogic Corp. (a)(d)	79,628	754,873
Quantum Corp. (a)(d)	189,992	227,990
Rimage Corp.	6,017	41,337
SanDisk Corp. (a)	215,233	8,415,610
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	328,410	8,243,091
Silicon Graphics International Corp. (a)(d)	32,579	273,338
STEC, Inc. (a)(d)	29,627	145,469
Super Micro Computer, Inc. (a)(d)	26,807	250,109
Synaptics, Inc. (a)(d)	22,919	612,396
Transact Technologies, Inc.	3,411	26,231
USA Technologies, Inc. (a)(d)	38,549	67,461
Video Display Corp. (a)	2,957	10,734
Western Digital Corp.	205,688	6,878,207
Xplore Technologies Corp. (a)	2,067	8,785
		625,124,038
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	2,321
Aeroflex Holding Corp. (a)	11,165	72,349
Agilysys, Inc. (a)(d)	38,149	311,296
Amphenol Corp. Class A	142,497	8,823,414
Anixter International, Inc. (d)	21,905	1,337,957
Arrow Electronics, Inc. (a)(d)	128,186	4,776,210
Audience, Inc. (d)	4,453	38,518
Avnet, Inc. (a)	130,776	3,830,429
AVX Corp.	48,749	497,240
Badger Meter, Inc.	35,716	1,609,363
Benchmark Electronics, Inc. (a)	50,023	777,357
Checkpoint Systems, Inc. (a)(d)	27,013	233,662

	Shares	Value
ClearSign Combustion Corp. (a)	2,567	$ 12,886
Cognex Corp.	54,520	1,952,906
Coherent, Inc. (a)(d)	20,405	943,731
Corning, Inc.	1,372,498	16,785,651
CTS Corp.	18,339	162,484
Daktronics, Inc. (d)	32,196	336,770
Document Security Systems, Inc. (a)(d)	10,726	28,960
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,392,664
DTS, Inc. (a)(d)	19,732	301,505
Echelon Corp. (a)	32,190	96,248
Electro Rent Corp.	12,184	191,411
Electro Scientific Industries, Inc.	21,640	234,578
eMagin Corp. (a)(d)	5,084	17,031
Fabrinet (a)(d)	16,812	208,805
FARO Technologies, Inc. (a)(d)	18,648	657,901
FEI Co. (d)	32,449	1,785,668
FLIR Systems, Inc. (d)	126,251	2,575,520
Frequency Electronics, Inc. (a)	430	3,659
Giga-Tronics, Inc. (a)	2,579	3,611
I. D. Systems Inc. (a)	6,071	36,730
Identive Group, Inc. (a)	106,182	146,531
IEC Electronics Corp. (a)	86	584
Ingram Micro, Inc. Class A (a)	145,788	2,361,766
Insight Enterprises, Inc. (a)	31,583	535,016
Intelli-Check, Inc. (a)	4,366	3,100
InvenSense, Inc.	25,131	252,567
IPG Photonics Corp. (a)(d)	26,878	1,588,490
Iteris, Inc. (a)	1,032	1,723
Itron, Inc. (a)	32,926	1,442,159
Jabil Circuit, Inc.	161,563	3,069,697
KEMET Corp. (a)	26,217	115,879
KEY Tronic Corp. (a)(d)	4,226	42,852
LightPath Technologies, Inc. Class A (a)	376	380
Littelfuse, Inc.	21,280	1,228,069
LoJack Corp. (a)	24,621	60,814
LRAD Corp. (a)	56,581	59,410
Maxwell Technologies, Inc. (a)(d)	18,344	132,994
Measurement Specialties, Inc. (a)(d)	15,282	474,506
Mercury Systems, Inc. (a)(d)	23,393	205,624
Mesa Laboratories, Inc.	2,184	103,456
Methode Electronics, Inc. Class A (d)	27,713	250,248
MicroVision, Inc. (a)(d)	33,140	84,838
MOCON, Inc.	2,209	32,406
Molex, Inc.	125,980	3,323,352
MTS Systems Corp.	16,730	808,896
Multi-Fineline Electronix, Inc. (a)	10,240	175,002
National Instruments Corp. (d)	77,745	1,890,758
Neonode, Inc. (a)(d)	20,693	80,289
NetList, Inc. (a)(d)	104,599	81,796
Newport Corp. (a)	32,467	413,630
OSI Systems, Inc. (a)(d)	17,430	1,068,110
Parametric Sound Corp. (a)(d)	1,985	9,389
Park Electrochemical Corp.	16,314	397,572
PC Connection, Inc.	6,039	64,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
PC Mall, Inc. (a)	4,077	$ 24,177
Planar Systems, Inc. (a)	2,277	2,983
Plexus Corp. (a)(d)	33,577	777,308
Power-One, Inc. (a)(d)	91,675	380,451
Pulse Electronics Corp. (a)	50,135	16,043
RadiSys Corp. (a)	9,220	20,745
RealD, Inc. (a)(d)	37,860	399,802
Research Frontiers, Inc. (a)(d)	16,855	61,015
Richardson Electronics Ltd.	23,707	259,592
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	471,011
Rogers Corp. (a)(d)	16,870	749,534
Sanmina Corp. (a)	72,340	681,443
ScanSource, Inc. (a)(d)	19,738	583,258
SYNNEX Corp. (a)(d)	16,578	547,406
TE Connectivity Ltd.	378,936	13,334,758
Tech Data Corp. (a)(d)	34,347	1,517,107
Trimble Navigation Ltd. (a)	112,371	6,252,322
TTM Technologies, Inc. (a)(d)	45,522	410,608
Uni-Pixel, Inc. (a)(d)	8,000	63,520
Universal Display Corp. (a)	33,587	802,058
Viasystems Group, Inc. (a)	4,710	55,248
Vishay Intertechnology, Inc. (a)(d)	124,817	1,210,725
Vishay Precision Group, Inc. (a)	9,596	117,071
Wayside Technology Group, Inc.	1,232	13,737
Wireless Telecom Group, Inc. (a)	11,200	14,112
Zygo Corp. (a)(d)	9,828	145,356
		99,456,141
Internet Software & Services - 2.2%
Active Network, Inc. (a)	30,019	160,902
Akamai Technologies, Inc. (a)	157,863	5,780,943
Ancestry.com, Inc. (a)	23,684	748,414
Angie's List, Inc. (d)	21,680	240,865
AOL, Inc.	74,516	2,795,840
Autobytel, Inc. (a)	1,148	4,385
Bankrate, Inc. (a)(d)	33,840	407,095
Bazaarvoice, Inc.	31,078	303,943
Blucora, Inc. (a)	32,776	483,446
Brightcove, Inc. (d)	10,845	105,413
BroadVision, Inc. (a)	490	4,454
Carbonite, Inc. (a)(d)	4,801	45,802
comScore, Inc. (a)(d)	21,331	283,916
Constant Contact, Inc. (a)(d)	30,835	410,722
Cornerstone OnDemand, Inc. (a)(d)	26,137	732,881
CoStar Group, Inc. (a)(d)	21,854	1,898,238
Crexendo, Inc.	6,585	17,384
Daegis, Inc. (a)	3,645	4,374
DealerTrack Holdings, Inc. (a)	34,664	932,115
Demand Media, Inc. (a)	24,152	214,953
Demandware, Inc.	6,200	169,818
Dice Holdings, Inc. (a)(d)	35,391	304,363
Digital River, Inc. (a)	26,434	386,201

	Shares	Value
EarthLink, Inc.	80,611	$ 532,033
eBay, Inc. (a)	1,042,501	55,064,903
eGain Communications Corp. (a)(d)	8,558	36,628
Equinix, Inc. (a)(d)	42,675	7,927,308
ExactTarget, Inc. (d)	16,587	341,858
Facebook, Inc. Class A	444,778	12,453,784
FriendFinder Networks, Inc. (a)(d)	17,170	11,332
GlowPoint, Inc. (a)	18,770	37,165
Google, Inc. Class A (a)	238,073	166,263,041
IAC/InterActiveCorp	70,986	3,346,990
Internap Network Services Corp. (a)(d)	34,998	208,938
IntraLinks Holdings, Inc. (a)	36,458	240,258
Inuvo, Inc. (a)	9,640	12,628
iPass, Inc. (a)(d)	22,438	41,062
j2 Global, Inc. (d)	38,868	1,175,368
Keynote Systems, Inc.	17,976	244,653
KIT digital, Inc. (a)(d)	84,644	63,906
Limelight Networks, Inc. (a)(d)	33,081	64,177
LinkedIn Corp. (a)(d)	58,057	6,278,284
Liquidity Services, Inc. (a)(d)	21,953	901,390
LivePerson, Inc. (a)(d)	37,230	491,064
Local Corp. (a)(d)	28,399	72,985
LogMeIn, Inc. (a)(d)	22,955	491,237
Marchex, Inc. Class B	28,685	119,330
Market Leader, Inc. (a)(d)	7,128	47,401
MeetMe, Inc. (a)(d)	18,724	65,721
Millennial Media, Inc.	10,513	144,554
Monster Worldwide, Inc. (a)(d)	97,552	530,683
Move, Inc. (a)	35,516	267,435
NIC, Inc.	78,994	1,185,700
OpenTable, Inc. (a)(d)	17,599	790,019
Perficient, Inc. (a)(d)	18,309	199,385
QuinStreet, Inc. (a)	17,620	110,125
Rackspace Hosting, Inc. (a)(d)	107,654	7,441,044
RealNetworks, Inc. (a)	28,670	208,431
Responsys, Inc. (a)(d)	13,609	88,731
Saba Software, Inc. (a)(d)	20,826	162,859
SciQuest, Inc. (a)	7,578	123,446
Selectica, Inc. (a)	552	2,870
Spark Networks, Inc. (a)(d)	3,502	21,047
SPS Commerce, Inc. (a)(d)	11,840	436,422
Stamps.com, Inc. (a)(d)	12,471	316,389
Support.com, Inc. (a)(d)	117,655	517,682
Synacor, Inc. (d)	8,243	52,590
TechTarget, Inc. (a)	1,217	6,608
TheStreet.com, Inc.	3,696	6,209
Travelzoo, Inc. (a)(d)	5,383	94,525
Trulia, Inc.	5,966	106,075
United Online, Inc.	71,982	411,737
Unwired Planet, Inc. (a)(d)	76,683	105,056
ValueClick, Inc. (a)(d)	62,448	1,178,394
VeriSign, Inc. (a)(d)	137,970	4,708,916
Vocus, Inc. (a)(d)	23,379	398,846
Web.com Group, Inc. (a)(d)	25,389	383,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WebMD Health Corp. (a)(d)	42,908	$ 602,857
WebMediaBrands, Inc. (a)	147	340
XO Group, Inc. (a)(d)	29,832	235,673
Yahoo!, Inc. (a)	1,002,327	18,813,678
Yelp, Inc. (d)	13,280	251,125
Zix Corp. (a)(d)	43,773	119,938
		312,992,928
IT Services - 3.5%
Accenture PLC Class A (d)	602,434	40,917,317
Acxiom Corp. (a)	66,136	1,169,946
Alliance Data Systems Corp. (a)(d)	50,917	7,255,163
Analysts International Corp. (a)	1,000	3,230
Automatic Data Processing, Inc.	436,288	24,763,707
Booz Allen Hamilton Holding Corp. Class A	29,672	415,705
Broadridge Financial Solutions, Inc.	107,819	2,545,607
CACI International, Inc. Class A (a)(d)	20,462	1,046,631
Cardtronics, Inc. (a)	33,554	769,729
Cass Information Systems, Inc.	3,596	168,976
Ciber, Inc. (a)(d)	53,912	163,892
Cognizant Technology Solutions Corp. Class A (a)	266,271	17,901,399
Computer Sciences Corp.	137,823	5,245,543
Computer Task Group, Inc. (a)(d)	4,854	88,537
Convergys Corp. (d)	80,658	1,259,071
CoreLogic, Inc. (a)	88,040	2,274,954
CSG Systems International, Inc. (a)(d)	47,456	881,732
CSP, Inc.	3,696	19,958
DST Systems, Inc.	31,684	1,826,266
Dynamics Research Corp. (a)(d)	2,443	12,899
Edgewater Technology, Inc. (a)	2,875	10,896
EPAM Systems, Inc. (d)	6,277	129,118
Euronet Worldwide, Inc. (a)(d)	36,875	820,838
ExlService Holdings, Inc. (a)(d)	20,701	555,822
Fidelity National Information Services, Inc.	242,609	8,758,185
Fiserv, Inc. (a)(d)	126,468	9,736,771
FleetCor Technologies, Inc. (a)(d)	39,405	2,056,547
Forrester Research, Inc.	10,441	292,452
Gartner, Inc. Class A (a)(d)	81,127	3,884,361
Genpact Ltd. (d)	119,462	1,917,365
Global Cash Access Holdings, Inc. (a)	58,402	459,624
Global Payments, Inc.	62,757	2,755,660
Hackett Group, Inc. (a)	12,619	44,924
Heartland Payment Systems, Inc. (d)	30,852	914,145
Higher One Holdings, Inc. (a)(d)	26,817	237,062
IBM Corp.	965,381	183,489,967
iGate Corp. (a)(d)	19,383	290,551
Information Services Group, Inc. (a)	18,000	18,000
Innodata, Inc. (a)	14,010	51,837
Jack Henry & Associates, Inc.	77,862	3,026,496

	Shares	Value
Lender Processing Services, Inc.	73,460	$ 1,825,481
Lionbridge Technologies, Inc. (a)(d)	34,685	142,555
ManTech International Corp. Class A (d)	23,021	575,065
MasterCard, Inc. Class A	95,833	46,831,670
Mattersight Corp. (a)(d)	4,307	22,009
Maximus, Inc. (d)	30,123	1,897,448
ModusLink Global Solutions, Inc. (a)	31,030	103,330
MoneyGram International, Inc. (a)(d)	66,937	803,913
NCI, Inc. Class A (a)(d)	12,261	51,496
NeuStar, Inc. Class A (a)(d)	51,899	2,086,340
Online Resources Corp. (a)	26,280	60,707
Paychex, Inc.	286,984	9,338,459
PFSweb, Inc. (a)	1,815	4,410
PRG-Schultz International, Inc. (a)	5,640	36,040
SAIC, Inc. (d)	273,792	3,156,822
Sapient Corp. (a)(d)	97,843	1,036,157
ServiceSource International, Inc. (a)	30,455	156,234
StarTek, Inc. (a)	2,150	8,987
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (d)	16,557	996,069
Teletech Holdings, Inc. (a)	19,293	328,367
Teradata Corp. (a)	149,856	8,913,435
The Management Network Group, Inc. (a)	206	480
The Western Union Co.	531,896	6,707,209
TNS, Inc. (a)(d)	26,351	384,725
Total System Services, Inc.	171,609	3,766,818
Unisys Corp. (a)(d)	35,389	611,522
Vantiv, Inc. (d)	35,941	778,841
VeriFone Systems, Inc. (a)(d)	93,716	2,848,029
Virtusa Corp. (a)	14,018	219,522
Visa, Inc. Class A	468,020	70,067,274
WEX, Inc. (a)(d)	33,822	2,433,831
		494,374,128
Office Electronics - 0.1%
Xerox Corp.	1,207,010	8,219,738
Zebra Technologies Corp. Class A (a)(d)	39,540	1,540,083
		9,759,821
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)(d)	31,081	397,526
Advanced Micro Devices, Inc. (a)(d)	493,786	1,086,329
AEHR Test Systems (a)	3,126	2,782
Aetrium, Inc. (a)	2,064	1,197
Altera Corp.	284,435	9,212,850
Amkor Technology, Inc. (a)(d)	114,967	488,610
Amtech Systems, Inc. (a)(d)	12,381	40,114
ANADIGICS, Inc. (a)(d)	74,954	135,667
Analog Devices, Inc.	259,067	10,518,120
Applied Materials, Inc.	1,097,065	11,771,507
Applied Micro Circuits Corp. (a)(d)	98,689	674,046
Atmel Corp. (a)	373,294	2,086,713
ATMI, Inc. (a)	23,384	465,809
Axcelis Technologies, Inc. (a)	87,264	86,391
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AXT, Inc. (a)	31,515	$ 88,872
Broadcom Corp. Class A	457,119	14,801,513
Brooks Automation, Inc.	46,495	358,012
BTU International, Inc. (a)	4,067	8,500
Cabot Microelectronics Corp. (d)	30,653	999,901
Cavium, Inc. (a)	42,834	1,509,042
Ceva, Inc. (a)(d)	14,448	218,309
Cirrus Logic, Inc. (a)(d)	55,457	1,736,913
Cohu, Inc.	18,095	175,522
Cree, Inc. (a)(d)	103,402	3,340,919
CVD Equipment Corp. (a)(d)	24,298	214,794
Cymer, Inc. (a)	26,904	2,359,481
Cypress Semiconductor Corp.	200,786	2,037,978
Diodes, Inc. (a)(d)	26,894	407,175
DSP Group, Inc. (a)	34,788	205,945
Entegris, Inc. (a)	103,421	926,652
Entropic Communications, Inc. (a)(d)	130,146	675,458
Exar Corp. (a)	27,190	222,958
Fairchild Semiconductor International, Inc. (a)	100,014	1,334,187
First Solar, Inc. (a)(d)	62,639	1,690,627
FormFactor, Inc. (a)	44,109	195,403
GigOptix, Inc. (a)	17,428	35,379
GSI Technology, Inc. (a)	4,316	24,342
GT Advanced Technologies, Inc. (a)(d)	93,200	314,084
Hittite Microwave Corp. (a)(d)	24,952	1,514,087
Ikanos Communications, Inc. (a)	35,040	46,603
Inphi Corp. (a)(d)	18,384	143,395
Integrated Device Technology, Inc. (a)	100,471	629,953
Integrated Silicon Solution, Inc. (a)(d)	27,085	237,265
Intel Corp.	4,492,594	87,920,065
International Rectifier Corp. (a)(d)	61,935	1,057,850
Intersil Corp. Class A	109,308	779,366
Intest Corp.	2,175	5,242
IXYS Corp.	38,644	313,016
KLA-Tencor Corp.	158,007	7,184,578
Kopin Corp. (a)	42,598	136,740
Kulicke & Soffa Industries, Inc. (a)	54,346	621,175
Lam Research Corp. (a)(d)	168,446	5,915,824
Lattice Semiconductor Corp. (a)	136,230	539,471
Linear Technology Corp.	191,696	6,362,390
LSI Corp. (a)	485,203	3,270,268
LTX-Credence Corp. (a)(d)	48,731	276,792
M/A-COM Technology Solutions, Inc. (d)	10,000	141,200
Marvell Technology Group Ltd.	465,712	3,949,238
Mattson Technology, Inc. (a)(d)	39,367	33,462
Maxim Integrated Products, Inc.	258,595	7,548,388
MaxLinear, Inc. Class A (a)	15,441	82,918
MEMC Electronic Materials, Inc. (a)(d)	197,213	577,834
Micrel, Inc.	33,398	320,955
Microchip Technology, Inc.	162,128	4,931,934

	Shares	Value
Micron Technology, Inc. (a)	889,216	$ 5,317,512
Microsemi Corp. (a)(d)	78,145	1,495,695
Mindspeed Technologies, Inc. (a)(d)	20,470	74,306
MIPS Technologies, Inc. (a)	41,504	312,940
MKS Instruments, Inc.	47,592	1,154,106
Monolithic Power Systems, Inc. (a)	35,284	746,609
MoSys, Inc. (a)(d)	9,566	30,611
Nanometrics, Inc. (a)(d)	28,664	414,481
NeoPhotonics Corp. (a)(d)	11,524	61,884
NVE Corp. (a)(d)	6,043	320,883
NVIDIA Corp.	543,116	6,506,530
Omnivision Technologies, Inc. (a)(d)	44,394	670,349
ON Semiconductor Corp. (a)	400,227	2,653,505
PDF Solutions, Inc. (a)(d)	17,331	240,554
Peregrine Semiconductor Corp. (d)	5,341	90,423
Pericom Semiconductor Corp. (a)(d)	17,514	131,705
Photronics, Inc. (a)(d)	74,723	384,823
Pixelworks, Inc. (a)	11,868	27,296
PLX Technology, Inc. (a)	29,807	136,814
PMC-Sierra, Inc. (a)	199,312	1,026,457
Power Integrations, Inc.	28,590	889,435
QuickLogic Corp. (a)(d)	38,003	78,286
Rambus, Inc. (a)	81,201	397,073
RF Micro Devices, Inc. (a)	236,125	1,020,060
Rubicon Technology, Inc. (a)(d)	18,271	117,300
Rudolph Technologies, Inc. (a)(d)	17,933	198,339
Semtech Corp. (a)(d)	45,838	1,253,669
Sigma Designs, Inc. (a)(d)	22,818	131,204
Silicon Image, Inc. (a)	84,424	393,416
Silicon Laboratories, Inc. (a)(d)	36,210	1,514,302
Skyworks Solutions, Inc. (a)	195,201	4,421,303
Spansion, Inc. Class A	38,055	446,005
STR Holdings, Inc. (a)(d)	37,233	88,242
SunPower Corp. (a)(d)	29,517	135,778
Supertex, Inc.	19,548	355,383
Teradyne, Inc. (a)(d)	178,524	2,792,115
Tessera Technologies, Inc.	44,982	730,958
Texas Instruments, Inc. (d)	1,017,413	29,983,161
TranSwitch Corp. (a)	16,133	11,713
TriQuint Semiconductor, Inc. (a)(d)	138,618	701,407
Ultra Clean Holdings, Inc. (a)	12,895	62,154
Ultratech, Inc. (a)	31,408	1,030,811
Veeco Instruments, Inc. (a)(d)	36,173	1,029,484
Vitesse Semiconductor Corp. (a)(d)	9,484	20,675
Volterra Semiconductor Corp. (a)	28,138	494,103
Xilinx, Inc.	224,442	7,776,915
		283,260,410
Software - 3.5%
Accelrys, Inc. (a)(d)	29,972	264,053
ACI Worldwide, Inc. (a)(d)	37,489	1,616,151
Activision Blizzard, Inc.	358,388	4,099,959
Actuate Corp. (a)(d)	42,170	224,766
Adobe Systems, Inc. (a)	434,575	15,040,641
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Advent Software, Inc. (a)(d)	32,795	$ 730,017
American Software, Inc. Class A	10,878	87,785
ANSYS, Inc. (a)(d)	81,339	5,395,216
Aspen Technology, Inc. (a)	80,938	2,103,579
Autodesk, Inc. (a)	199,366	6,604,996
Blackbaud, Inc. (d)	40,206	898,202
BMC Software, Inc. (a)	135,415	5,546,598
Bottomline Technologies, Inc. (a)(d)	34,478	845,056
BroadSoft, Inc. (a)	23,438	741,344
BSQUARE Corp. (a)	11,182	32,763
CA Technologies, Inc.	349,083	7,735,679
Cadence Design Systems, Inc. (a)(d)	226,023	2,877,273
Callidus Software, Inc. (a)(d)	16,907	71,178
Citrix Systems, Inc. (a)	169,780	10,383,745
CommVault Systems, Inc. (a)(d)	36,151	2,398,980
Compuware Corp. (a)	168,002	1,570,819
Comverse Technology, Inc.	148,839	529,867
Comverse, Inc.	14,883	428,184
Concur Technologies, Inc. (a)(d)	38,435	2,525,564
Datawatch Corp. (a)	1,950	29,406
Digimarc Corp.	3,041	56,471
Ebix, Inc. (d)	31,393	527,716
Electronic Arts, Inc. (a)	280,403	4,152,768
Ellie Mae, Inc. (a)(d)	15,823	392,727
Eloqua, Inc. (d)	7,775	140,339
Envivio, Inc. (d)	6,801	11,018
EPIQ Systems, Inc.	38,746	464,565
ePlus, Inc.	1,206	48,771
Evolving Systems, Inc.	4,973	33,021
FactSet Research Systems, Inc.	36,068	3,332,323
Fair Isaac Corp.	37,437	1,603,052
FalconStor Software, Inc. (a)	21,866	52,260
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	2,493,304
Glu Mobile, Inc. (a)(d)	98,358	281,304
GSE Systems, Inc. (a)	388	749
Guidance Software, Inc. (a)	3,531	39,371
Guidewire Software, Inc. (d)	25,608	765,679
Imperva, Inc. (d)	6,836	210,275
Infoblox, Inc.	27,686	524,927
Informatica Corp. (a)	99,837	2,682,620
Interactive Intelligence Group, Inc. (a)(d)	8,029	257,891
Intuit, Inc.	242,450	14,525,180
JDA Software Group, Inc. (a)	38,809	1,733,210
Jive Software, Inc.	14,356	207,588
Kenexa Corp. (a)	19,740	906,461
Majesco Entertainment Co. (a)	19,952	18,356
Manhattan Associates, Inc. (a)(d)	20,570	1,177,427
Marlborough Software Development Holdings, Inc.	5,202	1,040
Mentor Graphics Corp. (a)(d)	80,500	1,201,865

	Shares	Value
MICROS Systems, Inc. (a)(d)	71,058	$ 3,088,181
Microsoft Corp.	6,776,671	180,394,982
MicroStrategy, Inc. Class A (a)(d)	7,880	697,301
Mitek Systems, Inc. (a)(d)	15,896	37,832
Monotype Imaging Holdings, Inc.	25,665	392,931
Motricity, Inc. (a)(d)	42,402	36,148
NetScout Systems, Inc. (a)	29,548	742,246
NetSol Technologies, Inc. (a)	10,165	66,479
NetSuite, Inc. (a)	30,845	1,838,979
Nuance Communications, Inc. (a)(d)	213,353	4,744,971
Opnet Technologies, Inc. (d)	10,324	428,859
Oracle Corp.	3,421,409	109,827,229
Parametric Technology Corp. (a)	99,151	2,006,816
Peerless Systems Corp. (a)	172	633
Pegasystems, Inc.	16,328	332,112
Pervasive Software, Inc. (a)	4,203	36,986
Progress Software Corp. (a)	56,172	1,129,619
Proofpoint, Inc.	6,483	71,313
PROS Holdings, Inc. (a)(d)	12,895	228,628
QAD, Inc. Class B	4,298	52,092
QLIK Technologies, Inc. (a)(d)	62,425	1,209,797
Qualys, Inc. (d)	7,387	98,838
RealPage, Inc. (a)(d)	33,089	654,831
Red Hat, Inc. (a)(d)	168,604	8,329,038
Rosetta Stone, Inc. (a)(d)	8,315	106,266
Rovi Corp. (a)	95,372	1,463,006
salesforce.com, Inc. (a)(d)	113,952	17,966,812
SeaChange International, Inc. (a)	17,668	163,429
ServiceNow, Inc. (d)	10,394	339,156
Smith Micro Software, Inc. (a)(d)	41,455	51,404
SolarWinds, Inc. (a)	53,514	2,998,389
Solera Holdings, Inc.	62,084	3,213,468
Sonic Foundry, Inc. (a)	155	1,093
Sourcefire, Inc. (a)(d)	26,600	1,309,518
Splunk, Inc. (d)	20,016	604,483
SS&C Technologies Holdings, Inc. (a)	35,267	831,949
Symantec Corp. (a)	635,627	11,924,363
Synchronoss Technologies, Inc. (a)(d)	29,419	537,191
Synopsys, Inc. (a)	144,793	4,749,210
Take-Two Interactive Software, Inc. (a)(d)	76,173	942,260
Tangoe, Inc. (a)	45,871	598,158
TeleCommunication Systems, Inc. Class A (a)	49,377	111,098
TeleNav, Inc. (a)	12,035	97,363
THQ, Inc. (a)(d)	7,682	11,139
TIBCO Software, Inc. (a)	141,645	3,548,207
TiVo, Inc. (a)	97,400	1,139,580
Tyler Technologies, Inc. (a)(d)	30,080	1,411,354
Ultimate Software Group, Inc. (a)(d)	21,830	2,063,153
Vasco Data Security International, Inc. (a)(d)	30,246	227,147
Verint Systems, Inc. (a)(d)	23,323	647,680
Versant Corp. (a)	1,506	19,307
VirnetX Holding Corp. (a)(d)	42,196	1,454,496
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)(d)	75,551	$ 6,871,363
Vringo, Inc. (a)(d)	39,609	140,612
Wave Systems Corp. Class A (a)(d)	62,248	39,216
Websense, Inc. (a)	31,243	436,152
Workday, Inc.	22,066	1,105,507
Zynga, Inc.	393,639	968,352
		495,162,821
TOTAL INFORMATION TECHNOLOGY		2,575,085,099
MATERIALS - 3.9%
Chemicals - 2.4%
A. Schulman, Inc.	30,292	793,045
ADA-ES, Inc. (a)(d)	14,209	232,317
Air Products & Chemicals, Inc.	186,146	15,438,949
Airgas, Inc.	59,027	5,228,021
Albemarle Corp.	76,721	4,587,149
American Pacific Corp. (a)	2,556	29,624
American Vanguard Corp. (d)	23,997	798,380
Arabian American Development Co. (a)(d)	28,770	233,900
Ashland, Inc.	61,905	4,390,303
Balchem Corp. (d)	26,952	963,534
Cabot Corp.	56,337	2,125,595
Calgon Carbon Corp. (a)(d)	83,129	1,125,567
Celanese Corp. Class A (d)	141,973	5,826,572
Cereplast, Inc. (a)	57,719	5,195
CF Industries Holdings, Inc.	60,942	13,043,416
Chase Corp.	3,188	54,993
Chemtura Corp. (a)	83,805	1,702,918
Clean Diesel Technologies, Inc. (a)(d)	42,378	98,317
Core Molding Technologies, Inc. (a)	5,919	40,545
Cytec Industries, Inc.	39,374	2,702,631
E.I. du Pont de Nemours & Co.	832,520	35,914,913
Eastman Chemical Co.	135,071	8,219,070
Ecolab, Inc.	235,331	16,962,658
Ferro Corp. (a)(d)	75,739	217,371
Flotek Industries, Inc. (a)(d)	68,404	790,066
FMC Corp.	121,464	6,736,393
FutureFuel Corp.	9,540	108,279
Georgia Gulf Corp. (d)	29,100	1,334,526
GSE Holding, Inc.	3,278	22,979
H.B. Fuller Co. (d)	40,504	1,330,556
Hawkins, Inc. (d)	5,329	213,160
Huntsman Corp.	166,677	2,740,170
Innophos Holdings, Inc.	16,934	811,308
International Flavors & Fragrances, Inc.	78,743	5,120,657
Intrepid Potash, Inc. (d)	47,540	1,011,651
KMG Chemicals, Inc. (d)	10,303	187,721
Koppers Holdings, Inc. (d)	22,254	787,569

	Shares	Value
Kraton Performance Polymers, Inc. (a)(d)	27,382	$ 643,203
Kronos Worldwide, Inc. (d)	13,509	217,630
Landec Corp. (a)	25,874	260,292
LSB Industries, Inc. (a)(d)	18,952	633,565
LyondellBasell Industries NV Class A	307,140	15,274,072
Material Sciences Corp. (a)	4,565	41,039
Minerals Technologies, Inc.	26,077	1,929,698
Monsanto Co.	477,674	43,750,162
NewMarket Corp.	9,408	2,496,413
Olin Corp. (d)	59,328	1,229,869
OM Group, Inc. (a)(d)	25,674	512,710
OMNOVA Solutions, Inc. (a)(d)	35,057	260,123
Penford Corp. (a)	6,469	47,547
PolyOne Corp.	78,276	1,576,479
PPG Industries, Inc.	135,963	16,896,122
Praxair, Inc.	265,173	28,429,197
Quaker Chemical Corp. (d)	14,473	704,546
Rockwood Holdings, Inc.	66,075	3,030,860
RPM International, Inc.	115,775	3,358,633
Senomyx, Inc. (a)(d)	31,786	54,990
Sensient Technologies Corp.	58,886	2,131,673
Sherwin-Williams Co.	75,485	11,512,972
Sigma Aldrich Corp.	106,013	7,688,063
Spartech Corp. (a)	26,298	233,526
Stepan Co.	8,487	848,276
The Dow Chemical Co.	1,074,118	32,427,622
The Mosaic Co.	245,686	13,281,785
The Scotts Miracle-Gro Co. Class A (d)	31,090	1,288,991
TPC Group, Inc. (a)	12,039	578,233
Tredegar Corp.	24,439	460,675
Tronox Ltd. Class A	19,331	299,244
Valhi, Inc.	16,022	192,905
Valspar Corp.	85,270	5,353,251
W.R. Grace & Co. (a)(d)	61,021	3,995,045
Westlake Chemical Corp.	16,799	1,216,416
Zep, Inc.	16,526	204,922
Zoltek Companies, Inc. (a)(d)	40,249	283,755
		345,274,522
Construction Materials - 0.1%
Eagle Materials, Inc.	39,536	2,104,106
Headwaters, Inc. (a)	97,498	740,985
Martin Marietta Materials, Inc.	41,456	3,731,040
Texas Industries, Inc. (a)(d)	19,133	888,154
U.S. Concrete, Inc. (a)	13,793	114,620
Vulcan Materials Co. (d)	113,943	6,020,748
		13,599,653
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)(d)	6,511	393,916
Aptargroup, Inc. (d)	54,292	2,588,100
Ball Corp.	152,556	6,817,728
Bemis Co., Inc.	87,122	2,927,299
Berry Plastics Group, Inc.	28,788	429,229
Boise, Inc.	80,405	659,321
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	122,457	$ 4,573,769
Graphic Packaging Holding Co. (a)(d)	184,468	1,197,197
Greif, Inc. Class A	37,275	1,529,393
MOD-PAC Corp. (sub. vtg.) (a)	989	6,676
Myers Industries, Inc.	25,717	382,412
Owens-Illinois, Inc. (a)	143,197	2,868,236
Packaging Corp. of America	83,299	3,035,416
Rock-Tenn Co. Class A (d)	62,750	4,081,260
Sealed Air Corp.	168,477	2,833,783
Silgan Holdings, Inc.	43,920	1,953,562
Sonoco Products Co.	95,840	2,881,909
UFP Technologies, Inc. (a)	2,454	40,810
		39,200,016
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	15,455	197,206
AK Steel Holding Corp. (d)	121,218	486,084
Alcoa, Inc.	933,375	7,849,684
Allegheny Technologies, Inc.	91,836	2,404,266
Allied Nevada Gold Corp. (a)(d)	72,291	2,353,072
Amcol International Corp.	23,278	702,763
Carpenter Technology Corp.	37,349	1,809,933
Century Aluminum Co. (a)(d)	51,555	400,582
Cliffs Natural Resources, Inc. (d)	126,271	3,630,291
Coeur d'Alene Mines Corp. (a)(d)	98,197	2,284,062
Commercial Metals Co.	91,103	1,234,446
Compass Minerals International, Inc.	27,266	2,083,122
Comstock Mining, Inc. (a)(d)	32,356	72,477
Freeport-McMoRan Copper & Gold, Inc.	847,138	33,046,853
Friedman Industries	2,001	20,010
General Moly, Inc. (a)(d)	49,482	185,558
Globe Specialty Metals, Inc.	53,804	745,723
Golden Minerals Co. (a)(d)	55,854	222,857
Handy & Harman Ltd. (a)	5,646	79,439
Haynes International, Inc.	10,403	484,156
Hecla Mining Co. (d)	255,072	1,479,418
Horsehead Holding Corp. (a)(d)	39,520	367,536
Kaiser Aluminum Corp. (d)	16,273	990,538
Materion Corp.	22,336	457,888
McEwen Mining, Inc. (a)(d)	217,690	805,453
Metals USA Holdings Corp.	10,388	162,468
Mines Management, Inc. (a)(d)	24,109	27,484
Molycorp, Inc. (a)(d)	75,325	675,665
Newmont Mining Corp.	444,977	20,953,967
Noranda Aluminium Holding Corp.	57,213	339,273
Nucor Corp. (d)	279,198	11,497,374
Olympic Steel, Inc.	9,587	189,535
Reliance Steel & Aluminum Co.	68,490	3,862,836
Royal Gold, Inc. (d)	56,770	4,584,745
RTI International Metals, Inc. (a)(d)	27,976	693,805
Schnitzer Steel Industries, Inc. Class A (d)	20,284	571,806

	Shares	Value
Silver Bull Resources, Inc. (a)(d)	60,971	$ 29,260
Solitario Exploration & Royalty Corp. (a)	18,115	28,441
Steel Dynamics, Inc.	191,858	2,478,805
Stillwater Mining Co. (a)(d)	106,954	1,227,832
SunCoke Energy, Inc. (a)	54,343	883,074
Synalloy Corp.	1,991	26,421
Timberline Resources Corp. (a)	18,994	5,888
Titanium Metals Corp.	121,957	2,026,925
U.S. Silica Holdings, Inc. (d)	14,625	212,355
United States Steel Corp. (d)	123,306	2,658,477
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	229,802
US Antimony Corp. (a)(d)	24,962	49,175
Walter Energy, Inc. (d)	53,873	1,626,965
Worthington Industries, Inc.	43,175	1,017,203
		120,452,998
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	38,686	1,072,376
Clearwater Paper Corp. (a)(d)	22,216	883,086
Deltic Timber Corp.	13,533	934,454
Domtar Corp.	31,471	2,521,142
International Paper Co.	389,991	14,484,266
Kapstone Paper & Packaging Corp.	34,137	748,283
Louisiana-Pacific Corp. (a)(d)	122,996	2,142,590
MeadWestvaco Corp.	148,558	4,591,928
Neenah Paper, Inc.	13,754	385,937
P.H. Glatfelter Co. (d)	36,975	628,205
Resolute Forest Products (a)(d)	85,179	997,446
Schweitzer-Mauduit International, Inc.	24,906	933,228
Verso Paper Corp. (a)	23,529	26,823
Wausau-Mosinee Paper Corp.	43,988	369,059
		30,718,823
TOTAL MATERIALS		549,246,012
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (a)	89,195	588,687
Alaska Communication Systems Group, Inc.	135,810	300,140
Allegiance Telecom, Inc. (a)(d)	7,100	0
AT&T, Inc.	5,176,235	176,664,901
Atlantic Tele-Network, Inc. (d)	16,949	625,079
Cbeyond, Inc. (a)	59,758	444,002
CenturyLink, Inc.	551,350	21,414,434
Cincinnati Bell, Inc. New (a)(d)	146,179	779,134
Cogent Communications Group, Inc.	64,769	1,369,217
Consolidated Communications Holdings, Inc. (d)	59,983	902,144
Elephant Talk Communication, Inc. (a)(d)	63,184	74,557
FairPoint Communications, Inc. (a)(d)	43,838	328,347
Frontier Communications Corp. (d)	885,365	4,258,606
General Communications, Inc. Class A (a)	33,964	286,317
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Globalstar, Inc. (a)(d)	127,148	$ 49,588
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	210,661
HickoryTech Corp.	2,523	24,524
IDT Corp. Class B	44,765	410,495
inContact, Inc. (a)	42,838	222,758
Iridium Communications, Inc. (a)	61,404	378,863
Level 3 Communications, Inc. (a)(d)	161,071	3,037,799
Lumos Networks Corp.	15,837	155,044
Neutral Tandem, Inc.	28,172	75,783
ORBCOMM, Inc. (a)	20,031	67,705
Premiere Global Services, Inc. (a)(d)	64,433	547,036
Primus Telecommunications Group, Inc.	10,437	118,356
Towerstream Corp. (a)(d)	39,383	133,115
tw telecom, inc. (a)	129,225	3,319,790
Verizon Communications, Inc.	2,554,047	112,684,554
Vonage Holdings Corp. (a)	140,662	341,809
Windstream Corp. (d)	500,969	4,198,120
		334,011,565
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	15,589	110,526
Clearwire Corp. Class A (a)(d)	378,451	878,006
Crown Castle International Corp. (a)	257,000	17,352,640
Leap Wireless International, Inc. (a)(d)	51,525	334,913
MetroPCS Communications, Inc. (a)	316,592	3,371,705
NII Holdings, Inc. (a)(d)	144,839	734,334
NTELOS Holdings Corp.	10,948	141,229
SBA Communications Corp. Class A (a)(d)	102,189	7,032,647
Shenandoah Telecommunications Co.	22,919	318,574
Sprint Nextel Corp. (a)	2,687,200	15,397,656
Telephone & Data Systems, Inc.	87,218	2,006,886
U.S. Cellular Corp. (a)(d)	27,310	951,754
USA Mobility, Inc.	43,148	498,791
		49,129,661
TOTAL TELECOMMUNICATION SERVICES		383,141,226
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allete, Inc.	33,215	1,302,360
American Electric Power Co., Inc.	429,603	18,322,568
Cleco Corp.	54,483	2,195,120
Duke Energy Corp.	630,506	40,238,893
Edison International	290,038	13,190,928
El Paso Electric Co.	44,691	1,423,408
Empire District Electric Co.	52,048	1,040,960
Entergy Corp.	156,202	9,925,075
Exelon Corp.	762,905	23,054,989
FirstEnergy Corp.	374,766	15,912,564
Great Plains Energy, Inc.	136,077	2,755,559
Hawaiian Electric Industries, Inc. (d)	99,172	2,470,375

	Shares	Value
IDACORP, Inc.	44,055	$ 1,881,589
ITC Holdings Corp.	54,901	4,312,474
MGE Energy, Inc.	22,576	1,141,217
NextEra Energy, Inc.	383,661	26,361,347
Northeast Utilities	286,945	11,116,249
NV Energy, Inc.	198,898	3,645,800
OGE Energy Corp.	87,987	5,026,697
Otter Tail Corp.	43,707	1,059,021
Pepco Holdings, Inc.	181,384	3,580,520
Pinnacle West Capital Corp.	94,072	4,840,945
PNM Resources, Inc. (d)	67,114	1,418,119
Portland General Electric Co.	65,957	1,782,818
PPL Corp.	518,259	15,210,902
Southern Co.	779,076	33,928,760
UIL Holdings Corp.	34,543	1,239,057
Unitil Corp.	19,695	508,131
UNS Energy Corp. (d)	32,111	1,367,286
Westar Energy, Inc.	117,240	3,364,788
Xcel Energy, Inc.	439,074	11,876,952
		265,495,471
Gas Utilities - 0.3%
AGL Resources, Inc.	117,679	4,587,127
Atmos Energy Corp.	80,528	2,819,285
Chesapeake Utilities Corp.	10,363	466,335
Delta Natural Gas Co., Inc.	3,078	62,730
Gas Natural, Inc.	3,100	29,512
Laclede Group, Inc.	27,494	1,119,281
National Fuel Gas Co. (d)	71,740	3,736,219
New Jersey Resources Corp.	32,715	1,327,575
Northwest Natural Gas Co. (d)	34,699	1,521,898
ONEOK, Inc.	181,439	8,141,168
Piedmont Natural Gas Co., Inc. (d)	66,004	2,036,883
Questar Corp.	154,003	3,021,539
South Jersey Industries, Inc.	25,563	1,277,383
Southwest Gas Corp.	43,172	1,810,634
UGI Corp.	101,658	3,377,079
WGL Holdings, Inc. (d)	35,927	1,403,309
		36,737,957
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)(d)	24,722	50,927
Black Hills Corp.	38,823	1,385,593
Calpine Corp. (a)	334,590	5,775,023
Dynegy, Inc. (a)(d)	83,582	1,546,267
Genie Energy Ltd. Class B	11,430	78,067
GenOn Energy, Inc. (a)	651,467	1,661,241
NRG Energy, Inc. (d)	194,037	4,094,181
Ormat Technologies, Inc.	29,840	549,653
Synthesis Energy Systems, Inc. (a)(d)	39,903	47,485
The AES Corp.	613,866	6,549,950
		21,738,387
Multi-Utilities - 1.1%
Alliant Energy Corp.	102,474	4,592,885
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Ameren Corp.	213,259	$ 6,391,372
Avista Corp.	62,033	1,470,802
CenterPoint Energy, Inc.	362,222	7,146,640
CH Energy Group, Inc. (d)	22,364	1,458,356
CMS Energy Corp.	217,136	5,304,632
Consolidated Edison, Inc.	260,374	14,526,265
Dominion Resources, Inc.	516,271	26,386,611
DTE Energy Co.	159,129	9,640,035
Integrys Energy Group, Inc.	70,869	3,768,105
MDU Resources Group, Inc.	177,407	3,675,873
NiSource, Inc.	262,593	6,346,873
NorthWestern Energy Corp.	42,329	1,468,393
PG&E Corp.	383,095	15,687,740
Public Service Enterprise Group, Inc.	459,133	13,815,312
SCANA Corp.	113,750	5,271,175
Sempra Energy	204,359	13,982,243
TECO Energy, Inc. (d)	149,351	2,510,590
Vectren Corp.	74,089	2,167,103
Wisconsin Energy Corp.	201,858	7,575,731
		153,186,736
Water Utilities - 0.1%
American States Water Co.	26,442	1,203,111
American Water Works Co., Inc.	158,388	6,045,670
Aqua America, Inc. (d)	122,078	3,117,872
Artesian Resources Corp. Class A	8,755	181,841
Cadiz, Inc. (a)(d)	5,759	49,239
California Water Service Group	51,749	931,482
Connecticut Water Service, Inc.	5,010	154,508
Middlesex Water Co.	7,054	131,980
Pure Cycle Corp. (a)	13,598	34,403
SJW Corp.	12,324	301,445
York Water Co.	5,248	91,473
		12,243,024
TOTAL UTILITIES		489,401,575
TOTAL COMMON STOCKS (Cost $11,957,067,758)		13,973,948,857
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 12/27/12 to 4/11/13 (e) (Cost $10,996,990)	$ 11,000,000	10,997,700
Money Market Funds - 11.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	256,091,772	$ 256,091,772
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,394,201,596	1,394,201,596
TOTAL MONEY MARKET FUNDS (Cost $1,650,293,368)		1,650,293,368
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $13,618,358,116)		15,635,239,925
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(1,495,034,935)
NET ASSETS - 100%		$ 14,140,204,990
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
631 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 44,624,320	$ (774,320)
98 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	9,794,120	221,202
253 CME S&P 500 Index Contracts	Dec. 2012	89,460,800	1,288,955
237 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	19,450,590	253,454
TOTAL EQUITY INDEX CONTRACTS		$ 163,329,830	$ 989,291

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,298,134.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197,474
Fidelity Securities Lending Cash Central Fund	5,358,062
Total	$ 5,555,536
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,732,032,763	$ 1,732,032,763	$ -	$ -
Consumer Staples	1,349,260,880	1,349,260,880	-	-
Energy	1,418,312,142	1,418,312,142	-	-
Financials	2,286,466,627	2,286,465,037	-	1,590
Health Care	1,665,338,770	1,665,338,769	-	1
Industrials	1,525,663,763	1,525,663,763	-	-
Information Technology	2,575,085,099	2,575,085,099	-	-
Materials	549,246,012	549,246,012	-	-
Telecommunication Services	383,141,226	383,141,226	-	-
Utilities	489,401,575	489,401,575	-	-
U.S. Government and Government Agency Obligations	10,997,700	-	10,997,700	-
Money Market Funds	1,650,293,368	1,650,293,368	-	-
Total Investments in Securities:	$ 15,635,239,925	$ 15,624,240,634	$ 10,997,700	$ 1,591
Derivative Instruments:
Assets
Futures Contracts	$ 1,763,611	$ 1,763,611	$ -	$ -
Liabilities
Futures Contracts	$ (774,320)	$ (774,320)	$ -	$ -
Total Derivative Instruments:	$ 989,291	$ 989,291	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $13,689,546,463. Net unrealized appreciation aggregated $1,945,693,462, of which $3,469,250,630 related to appreciated investment securities and $1,523,557,168 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

November 30, 2012

1.810737.108

UEI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.2%
BorgWarner, Inc. (a)(d)	433,526	$ 28,743
Johnson Controls, Inc.	2,590,782	71,350
The Goodyear Tire & Rubber Co. (a)	927,083	11,681
		111,774
Automobiles - 0.4%
Ford Motor Co. (d)	14,448,134	165,431
Harley-Davidson, Inc.	863,331	40,542
		205,973
Distributors - 0.1%
Genuine Parts Co.	587,554	38,244
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	382,243	7,335
H&R Block, Inc.	1,027,018	18,517
		25,852
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	1,693,977	65,489
Chipotle Mexican Grill, Inc. (a)(d)	120,022	31,659
Darden Restaurants, Inc. (d)	485,757	25,687
International Game Technology	1,011,828	14,034
Marriott International, Inc. Class A	953,722	34,611
McDonald's Corp.	3,820,136	332,505
Starbucks Corp.	2,879,030	149,335
Starwood Hotels & Resorts Worldwide, Inc.	744,267	40,161
Wyndham Worldwide Corp.	538,635	26,442
Wynn Resorts Ltd.	300,830	33,813
Yum! Brands, Inc.	1,726,849	115,837
		869,573
Household Durables - 0.3%
D.R. Horton, Inc.	1,052,314	20,478
Harman International Industries, Inc.	254,431	10,065
Leggett & Platt, Inc.	532,602	14,833
Lennar Corp. Class A (d)	616,769	23,462
Newell Rubbermaid, Inc.	1,094,031	23,861
PulteGroup, Inc. (a)(d)	1,279,289	21,505
Whirlpool Corp.	293,759	29,916
		144,120
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)(d)	1,370,009	345,311
Expedia, Inc.	354,807	21,948
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)(d)	210,374	$ 17,190
Priceline.com, Inc. (a)	188,747	125,169
TripAdvisor, Inc.	415,171	15,855
		525,473
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	439,067	16,887
Mattel, Inc.	1,291,506	48,444
		65,331
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	817,430	11,313
CBS Corp. Class B	2,254,843	81,129
Comcast Corp. Class A	10,136,556	376,877
DIRECTV (a)	2,378,431	118,208
Discovery Communications, Inc. (a)(d)	936,253	56,559
Gannett Co., Inc.	876,668	15,692
Interpublic Group of Companies, Inc.	1,655,924	17,917
McGraw-Hill Companies, Inc.	1,061,452	56,374
News Corp. Class A	7,712,427	190,034
Omnicom Group, Inc. (d)	1,006,213	50,049
Scripps Networks Interactive, Inc. Class A	327,359	19,327
The Walt Disney Co.	6,797,062	337,542
Time Warner Cable, Inc.	1,160,570	110,126
Time Warner, Inc.	3,594,711	170,030
Viacom, Inc. Class B (non-vtg.)	1,793,413	92,558
Washington Post Co. Class B (d)	17,205	6,315
		1,710,050
Multiline Retail - 0.9%
Big Lots, Inc. (a)(d)	225,640	6,354
Dollar General Corp. (a)	1,007,126	50,356
Dollar Tree, Inc. (a)	872,517	36,419
Family Dollar Stores, Inc.	367,438	26,162
JCPenney Co., Inc. (d)	539,454	9,678
Kohl's Corp.	817,294	36,492
Macy's, Inc.	1,524,832	59,011
Nordstrom, Inc.	578,675	31,301
Target Corp. (d)	2,480,834	156,615
		412,388
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	312,801	14,354
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	146,312	$ 5,697
AutoZone, Inc. (a)(d)	141,807	54,421
Bed Bath & Beyond, Inc. (a)	879,441	51,641
Best Buy Co., Inc.	1,007,535	13,209
CarMax, Inc. (a)(d)	865,034	31,366
GameStop Corp. Class A (d)	467,572	12,274
Gap, Inc.	1,129,563	38,925
Home Depot, Inc.	5,710,489	371,582
Limited Brands, Inc.	903,687	47,127
Lowe's Companies, Inc.	4,320,685	155,934
O'Reilly Automotive, Inc. (a)(d)	450,375	42,371
PetSmart, Inc.	409,832	28,959
Ross Stores, Inc.	848,284	48,284
Staples, Inc. (d)	2,584,969	30,244
Tiffany & Co., Inc.	450,945	26,597
TJX Companies, Inc.	2,788,492	123,642
Urban Outfitters, Inc. (a)	413,474	15,588
		1,112,215
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,080,340	62,487
Fossil, Inc. (a)	207,433	17,931
NIKE, Inc. Class B	1,392,688	135,759
Ralph Lauren Corp.	231,357	36,344
VF Corp.	333,055	53,459
		305,980
TOTAL CONSUMER DISCRETIONARY		5,526,973
CONSUMER STAPLES - 10.9%
Beverages - 2.4%
Beam, Inc.	599,930	33,662
Brown-Forman Corp. Class B (non-vtg.)	573,699	40,262
Coca-Cola Enterprises, Inc.	1,048,693	32,698
Constellation Brands, Inc. Class A (sub. vtg.) (a)	557,605	20,007
Dr. Pepper Snapple Group, Inc.	797,623	35,773
Molson Coors Brewing Co. Class B	589,501	24,441
Monster Beverage Corp. (a)	581,462	30,265
PepsiCo, Inc.	5,895,477	413,921
The Coca-Cola Co.	14,666,586	556,157
		1,187,186
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,637,808	$ 170,316
CVS Caremark Corp.	4,819,480	224,154
Kroger Co.	2,063,355	54,142
Safeway, Inc. (d)	907,273	15,523
Sysco Corp. (d)	2,222,175	70,332
Wal-Mart Stores, Inc.	6,366,906	458,545
Walgreen Co.	3,246,828	110,100
Whole Foods Market, Inc.	650,585	60,739
		1,163,851
Food Products - 1.7%
Archer Daniels Midland Co.	2,494,963	66,616
Campbell Soup Co. (d)	682,331	25,076
ConAgra Foods, Inc.	1,538,278	45,933
Dean Foods Co. (a)	700,210	12,002
General Mills, Inc.	2,455,824	100,664
H.J. Heinz Co. (d)	1,213,106	70,918
Hormel Foods Corp. (d)	507,879	15,749
Kellogg Co.	935,069	51,859
Kraft Foods Group, Inc. (a)	2,240,906	101,334
McCormick & Co., Inc. (non-vtg.) (d)	502,444	32,438
Mead Johnson Nutrition Co. Class A	771,901	52,636
Mondelez International, Inc. (a)	6,722,719	174,051
The Hershey Co.	574,476	42,092
The J.M. Smucker Co.	414,633	36,678
Tyson Foods, Inc. Class A	1,096,879	21,027
		849,073
Household Products - 2.2%
Clorox Co.	491,003	37,488
Colgate-Palmolive Co.	1,688,474	183,199
Kimberly-Clark Corp.	1,495,924	128,231
Procter & Gamble Co.	10,433,736	728,588
		1,077,506
Personal Products - 0.2%
Avon Products, Inc. (d)	1,636,758	22,833
Estee Lauder Companies, Inc. Class A	909,411	52,973
		75,806
Tobacco - 2.0%
Altria Group, Inc.	7,700,772	260,363
Lorillard, Inc.	494,790	59,949
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,385,847	$ 573,960
Reynolds American, Inc. (d)	1,242,378	54,317
		948,589
TOTAL CONSUMER STAPLES		5,302,011
ENERGY - 10.9%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,665,132	71,850
Cameron International Corp. (a)	932,950	50,333
Diamond Offshore Drilling, Inc. (d)	263,336	18,170
Ensco PLC Class A	879,017	51,185
FMC Technologies, Inc. (a)(d)	903,049	36,899
Halliburton Co.	3,514,499	117,209
Helmerich & Payne, Inc. (d)	400,386	20,900
Nabors Industries Ltd. (a)	1,100,039	16,171
National Oilwell Varco, Inc.	1,615,371	110,330
Noble Corp.	956,913	33,004
Rowan Companies PLC (a)	470,478	14,928
Schlumberger Ltd.	5,027,043	360,037
		901,016
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	1,892,883	138,540
Apache Corp.	1,481,998	114,247
Cabot Oil & Gas Corp.	795,479	37,467
Chesapeake Energy Corp. (d)	1,966,135	33,483
Chevron Corp.	7,432,974	785,591
ConocoPhillips	4,600,950	261,978
CONSOL Energy, Inc.	862,303	27,033
Denbury Resources, Inc. (a)	1,481,931	22,866
Devon Energy Corp.	1,425,063	73,633
EOG Resources, Inc.	1,022,904	120,314
EQT Corp.	566,696	34,036
Exxon Mobil Corp.	17,486,087	1,541,224
Hess Corp.	1,125,532	55,838
Kinder Morgan Holding Co. LLC	2,396,760	81,034
Marathon Oil Corp.	2,670,678	82,390
Marathon Petroleum Corp.	1,281,537	76,303
Murphy Oil Corp.	699,090	39,666
Newfield Exploration Co. (a)	511,343	12,446
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	673,648	$ 65,849
Occidental Petroleum Corp.	3,068,238	230,762
Peabody Energy Corp.	1,016,498	25,524
Phillips 66	2,374,907	124,374
Pioneer Natural Resources Co.	466,084	49,871
QEP Resources, Inc.	673,424	18,937
Range Resources Corp.	615,525	39,406
Southwestern Energy Co. (a)(d)	1,318,944	45,781
Spectra Energy Corp. (d)	2,473,199	69,126
Tesoro Corp.	529,575	22,390
The Williams Companies, Inc.	2,373,180	77,935
Valero Energy Corp.	2,089,592	67,410
WPX Energy, Inc.	753,991	11,906
		4,387,360
TOTAL ENERGY		5,288,376
FINANCIALS - 14.8%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	798,283	48,432
Bank of New York Mellon Corp.	4,474,990	107,131
BlackRock, Inc. Class A	484,689	95,503
Charles Schwab Corp. (d)	4,150,845	54,376
E*TRADE Financial Corp. (a)	972,712	8,190
Federated Investors, Inc. Class B (non-vtg.) (d)	354,988	7,047
Franklin Resources, Inc.	523,499	69,112
Goldman Sachs Group, Inc.	1,707,158	201,086
Invesco Ltd.	1,686,600	42,148
Legg Mason, Inc.	455,344	11,625
Morgan Stanley	5,238,526	88,374
Northern Trust Corp.	829,124	39,815
State Street Corp.	1,814,943	80,656
T. Rowe Price Group, Inc.	961,570	62,185
		915,680
Commercial Banks - 2.7%
BB&T Corp.	2,648,434	74,606
Comerica, Inc.	733,000	21,689
Fifth Third Bancorp	3,481,023	50,962
First Horizon National Corp.	942,542	8,916
Huntington Bancshares, Inc.	3,251,792	19,999
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,574,024	$ 28,878
M&T Bank Corp.	455,920	44,557
PNC Financial Services Group, Inc.	2,005,495	112,588
Regions Financial Corp.	5,354,022	35,711
SunTrust Banks, Inc.	2,039,883	55,383
U.S. Bancorp	7,179,766	231,619
Wells Fargo & Co.	18,609,262	614,292
Zions Bancorporation	697,589	14,001
		1,313,201
Consumer Finance - 0.9%
American Express Co.	3,736,202	208,854
Capital One Financial Corp.	2,200,939	126,774
Discover Financial Services	1,950,589	81,164
SLM Corp.	1,778,188	29,429
		446,221
Diversified Financial Services - 3.2%
Bank of America Corp.	40,825,207	402,537
Citigroup, Inc.	11,108,823	384,032
CME Group, Inc.	1,158,858	64,050
IntercontinentalExchange, Inc. (a)	275,637	36,425
JPMorgan Chase & Co.	14,390,428	591,159
Leucadia National Corp. (d)	750,488	16,623
Moody's Corp.	732,642	35,592
NYSE Euronext	931,898	21,760
The NASDAQ Stock Market, Inc.	448,874	10,876
		1,563,054
Insurance - 3.9%
ACE Ltd.	1,284,547	101,775
AFLAC, Inc.	1,773,905	93,999
Allstate Corp.	1,837,001	74,362
American International Group, Inc. (a)	4,418,006	146,369
Aon PLC	1,221,342	69,372
Assurant, Inc.	307,166	10,508
Berkshire Hathaway, Inc. Class B (a)	6,946,921	611,885
Cincinnati Financial Corp. (d)	554,099	22,452
Genworth Financial, Inc. Class A (a)	1,862,391	11,081
Hartford Financial Services Group, Inc.	1,650,952	34,967
Lincoln National Corp.	1,057,565	26,122
Loews Corp.	1,183,894	48,398
Marsh & McLennan Companies, Inc.	2,061,522	72,607
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	4,024,017	$ 133,557
Principal Financial Group, Inc.	1,050,891	28,532
Progressive Corp.	2,123,002	45,114
Prudential Financial, Inc.	1,765,300	92,007
The Chubb Corp.	1,007,084	77,535
The Travelers Companies, Inc.	1,459,813	103,384
Torchmark Corp.	361,390	18,789
Unum Group	1,061,226	21,638
XL Group PLC Class A	1,158,073	28,176
		1,872,629
Real Estate Investment Trusts - 2.1%
American Tower Corp.	1,496,936	112,165
Apartment Investment & Management Co. Class A	551,349	13,822
AvalonBay Communities, Inc. (d)	422,041	55,621
Boston Properties, Inc.	571,119	58,614
Equity Residential (SBI)	1,212,276	67,293
HCP, Inc. (d)	1,710,460	77,056
Health Care REIT, Inc. (d)	964,350	56,791
Host Hotels & Resorts, Inc. (d)	2,737,295	40,211
Kimco Realty Corp. (d)	1,541,625	29,692
Plum Creek Timber Co., Inc. (d)	611,881	26,219
Prologis, Inc. (d)	1,745,139	59,230
Public Storage	545,934	76,780
Simon Property Group, Inc.	1,149,073	174,808
Ventas, Inc. (d)	1,118,939	71,220
Vornado Realty Trust (d)	640,553	48,957
Weyerhaeuser Co.	2,037,171	56,144
		1,024,623
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,143,890	21,654
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,800,606	14,513
People's United Financial, Inc.	1,330,643	16,221
		30,734
TOTAL FINANCIALS		7,187,796
HEALTH CARE - 12.0%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)(d)	731,345	70,224
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	2,919,824	$ 259,280
Biogen Idec, Inc. (a)	895,329	133,485
Celgene Corp. (a)	1,634,318	128,441
Gilead Sciences, Inc. (a)	2,866,033	214,952
		806,382
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	2,073,017	137,379
Becton, Dickinson & Co.	755,954	57,959
Boston Scientific Corp. (a)	5,375,384	29,780
C.R. Bard, Inc.	295,332	29,241
CareFusion Corp. (a)	840,660	23,471
Covidien PLC	1,818,703	105,685
DENTSPLY International, Inc.	537,110	21,323
Edwards Lifesciences Corp. (a)(d)	438,348	38,035
Intuitive Surgical, Inc. (a)(d)	151,278	80,026
Medtronic, Inc.	3,864,488	162,734
St. Jude Medical, Inc.	1,189,380	40,772
Stryker Corp.	1,095,308	59,322
Varian Medical Systems, Inc. (a)(d)	419,410	29,006
Zimmer Holdings, Inc.	661,779	43,658
		858,391
Health Care Providers & Services - 1.9%
Aetna, Inc.	1,266,017	54,679
AmerisourceBergen Corp.	953,250	40,246
Cardinal Health, Inc.	1,292,093	52,265
CIGNA Corp.	1,092,375	57,098
Coventry Health Care, Inc.	507,055	22,148
DaVita, Inc. (a)	315,117	34,033
Express Scripts Holding Co. (a)	3,071,280	165,388
Humana, Inc.	612,598	40,070
Laboratory Corp. of America Holdings (a)(d)	363,289	30,731
McKesson Corp.	894,048	84,461
Patterson Companies, Inc.	321,864	10,976
Quest Diagnostics, Inc.	601,380	34,748
Tenet Healthcare Corp. (a)(d)	394,675	11,430
UnitedHealth Group, Inc.	3,912,094	212,779
WellPoint, Inc.	1,150,303	64,302
		915,354
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	551,188	42,563
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,319,970	$ 50,542
Life Technologies Corp. (a)	664,052	32,771
PerkinElmer, Inc.	432,123	13,677
Thermo Fisher Scientific, Inc.	1,384,781	88,003
Waters Corp. (a)	332,140	28,082
		213,075
Pharmaceuticals - 6.2%
Abbott Laboratories	5,944,946	386,421
Allergan, Inc.	1,165,003	108,054
Bristol-Myers Squibb Co.	6,360,465	207,542
Eli Lilly & Co.	3,868,409	189,707
Forest Laboratories, Inc. (a)	885,721	31,408
Hospira, Inc. (a)	625,476	18,639
Johnson & Johnson	10,444,215	728,275
Merck & Co., Inc.	11,537,454	511,109
Mylan, Inc. (a)	1,537,583	41,792
Perrigo Co.	332,963	34,462
Pfizer, Inc.	28,295,876	707,963
Watson Pharmaceuticals, Inc. (a)	483,543	42,557
		3,007,929
TOTAL HEALTH CARE		5,843,694
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,256,209	83,538
Honeywell International, Inc.	2,956,949	181,350
L-3 Communications Holdings, Inc.	365,766	28,109
Lockheed Martin Corp.	1,020,031	95,169
Northrop Grumman Corp.	936,480	62,463
Precision Castparts Corp.	550,607	100,976
Raytheon Co.	1,257,752	71,855
Rockwell Collins, Inc. (d)	538,500	30,791
Textron, Inc.	1,064,260	24,999
The Boeing Co.	2,563,163	190,392
United Technologies Corp.	3,177,707	254,566
		1,124,208
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (d)	611,699	37,766
Expeditors International of Washington, Inc.	797,578	29,845
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	1,106,226	$ 99,040
United Parcel Service, Inc. Class B	2,723,073	199,084
		365,735
Airlines - 0.1%
Southwest Airlines Co.	2,814,899	26,826
Building Products - 0.0%
Masco Corp. (d)	1,352,764	22,943
Commercial Services & Supplies - 0.6%
ADT Corp.	871,048	39,981
Avery Dennison Corp.	384,365	12,857
Cintas Corp.	407,423	16,884
Iron Mountain, Inc.	622,763	19,679
Pitney Bowes, Inc. (d)	760,061	8,505
R.R. Donnelley & Sons Co. (d)	683,012	6,420
Republic Services, Inc.	1,134,668	32,304
Stericycle, Inc. (a)(d)	324,466	30,328
Tyco International Ltd.	1,742,099	49,423
Waste Management, Inc.	1,650,686	53,763
		270,144
Construction & Engineering - 0.2%
Fluor Corp.	632,507	33,573
Jacobs Engineering Group, Inc. (a)	491,485	20,121
Quanta Services, Inc. (a)	807,355	20,878
		74,572
Electrical Equipment - 0.5%
Emerson Electric Co.	2,755,246	138,396
Rockwell Automation, Inc.	534,695	42,369
Roper Industries, Inc.	370,521	41,324
		222,089
Industrial Conglomerates - 2.4%
3M Co.	2,409,344	219,130
Danaher Corp.	2,212,680	119,418
General Electric Co.	39,998,979	845,178
		1,183,726
Machinery - 2.0%
Caterpillar, Inc. (d)	2,474,711	210,944
Cummins, Inc.	670,818	65,847
Deere & Co. (d)	1,483,712	124,706
Dover Corp.	692,508	44,037
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp. (d)	1,748,124	$ 91,182
Flowserve Corp.	193,690	26,836
Illinois Tool Works, Inc. (d)	1,633,897	100,599
Ingersoll-Rand PLC	1,085,979	52,974
Joy Global, Inc.	401,087	22,858
PACCAR, Inc.	1,339,146	58,842
Pall Corp.	440,197	26,183
Parker Hannifin Corp.	566,124	46,507
Pentair Ltd.	793,898	38,496
Snap-On, Inc.	220,321	17,502
Stanley Black & Decker, Inc.	636,918	45,801
Xylem, Inc.	703,067	18,343
		991,657
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	170,022	13,462
Equifax, Inc.	454,068	23,266
Robert Half International, Inc. (d)	537,177	15,181
		51,909
Road & Rail - 0.8%
CSX Corp.	3,939,684	77,848
Norfolk Southern Corp.	1,210,393	73,084
Ryder System, Inc.	193,664	9,116
Union Pacific Corp.	1,794,120	220,282
		380,330
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,020,920	42,685
W.W. Grainger, Inc.	227,050	44,052
		86,737
TOTAL INDUSTRIALS		4,800,876
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	20,039,796	378,953
F5 Networks, Inc. (a)(d)	299,374	28,045
Harris Corp.	428,975	20,218
JDS Uniphase Corp. (a)(d)	878,544	10,657
Juniper Networks, Inc. (a)	1,994,820	35,867
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,084,582	$ 59,055
QUALCOMM, Inc.	6,452,621	410,516
		943,311
Computers & Peripherals - 5.3%
Apple, Inc.	3,551,079	2,078,379
Dell, Inc. (d)	5,519,655	53,209
EMC Corp. (a)	7,950,365	197,328
Hewlett-Packard Co.	7,448,205	96,752
NetApp, Inc. (a)	1,376,309	43,643
SanDisk Corp. (a)(d)	915,019	35,777
Seagate Technology (d)	1,339,389	33,619
Western Digital Corp.	843,010	28,190
		2,566,897
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	609,851	37,762
Corning, Inc.	5,640,693	68,986
FLIR Systems, Inc.	572,215	11,673
Jabil Circuit, Inc.	708,350	13,459
Molex, Inc.	521,604	13,760
TE Connectivity Ltd.	1,620,629	57,030
		202,670
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	671,671	24,597
eBay, Inc. (a)	4,393,561	232,068
Google, Inc. Class A (a)	1,003,481	700,801
VeriSign, Inc. (a)(d)	592,452	20,220
Yahoo!, Inc. (a)	3,949,058	74,124
		1,051,810
IT Services - 3.8%
Accenture PLC Class A (d)	2,404,750	163,331
Automatic Data Processing, Inc.	1,835,401	104,177
Cognizant Technology Solutions Corp. Class A (a)	1,131,023	76,039
Computer Sciences Corp.	588,425	22,395
Fidelity National Information Services, Inc.	948,639	34,246
Fiserv, Inc. (a)	513,945	39,569
IBM Corp.	4,069,314	773,455
MasterCard, Inc. Class A	406,573	198,684
Paychex, Inc. (d)	1,223,040	39,798
SAIC, Inc. (d)	1,074,786	12,392
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)	638,691	$ 37,989
The Western Union Co.	2,281,979	28,776
Total System Services, Inc.	612,701	13,449
Visa, Inc. Class A	1,979,989	296,424
		1,840,724
Office Electronics - 0.1%
Xerox Corp.	4,951,942	33,723
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)(d)	2,278,304	5,012
Altera Corp.	1,211,920	39,254
Analog Devices, Inc.	1,132,315	45,972
Applied Materials, Inc.	4,687,875	50,301
Broadcom Corp. Class A	1,948,194	63,083
First Solar, Inc. (a)(d)	227,328	6,136
Intel Corp. (d)	18,952,348	370,897
KLA-Tencor Corp.	630,795	28,682
Lam Research Corp. (a)	649,082	22,796
Linear Technology Corp.	872,308	28,952
LSI Corp. (a)	2,112,156	14,236
Microchip Technology, Inc. (d)	733,743	22,320
Micron Technology, Inc. (a)	3,854,617	23,051
NVIDIA Corp.	2,346,697	28,113
Teradyne, Inc. (a)(d)	710,636	11,114
Texas Instruments, Inc.	4,310,052	127,017
Xilinx, Inc.	993,152	34,413
		921,349
Software - 3.4%
Adobe Systems, Inc. (a)(d)	1,862,895	64,475
Autodesk, Inc. (a)	859,543	28,477
BMC Software, Inc. (a)	555,753	22,764
CA Technologies, Inc. (d)	1,297,078	28,743
Citrix Systems, Inc. (a)	708,260	43,317
Electronic Arts, Inc. (a)(d)	1,206,139	17,863
Intuit, Inc. (d)	1,045,727	62,650
Microsoft Corp.	28,582,161	760,857
Oracle Corp.	14,426,798	463,100
Red Hat, Inc. (a)	731,221	36,122
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	484,434	$ 76,381
Symantec Corp. (a)	2,662,913	49,956
		1,654,705
TOTAL INFORMATION TECHNOLOGY		9,215,189
MATERIALS - 3.5%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	801,983	66,516
Airgas, Inc.	262,664	23,264
CF Industries Holdings, Inc.	237,509	50,834
E.I. du Pont de Nemours & Co.	3,524,437	152,044
Eastman Chemical Co.	579,282	35,249
Ecolab, Inc.	997,284	71,884
FMC Corp.	520,187	28,850
International Flavors & Fragrances, Inc.	308,647	20,071
LyondellBasell Industries NV Class A	1,285,044	63,905
Monsanto Co.	2,018,919	184,913
PPG Industries, Inc. (d)	578,411	71,879
Praxair, Inc.	1,129,534	121,097
Sherwin-Williams Co. (d)	322,696	49,218
Sigma Aldrich Corp.	457,467	33,176
The Dow Chemical Co.	4,538,664	137,022
The Mosaic Co.	1,047,647	56,636
		1,166,558
Construction Materials - 0.1%
Vulcan Materials Co. (d)	490,165	25,900
Containers & Packaging - 0.1%
Ball Corp.	586,151	26,195
Bemis Co., Inc. (d)	391,248	13,146
Owens-Illinois, Inc. (a)	625,313	12,525
Sealed Air Corp.	735,516	12,371
		64,237
Metals & Mining - 0.7%
Alcoa, Inc.	4,041,597	33,990
Allegheny Technologies, Inc.	405,996	10,629
Cliffs Natural Resources, Inc. (d)	539,792	15,519
Freeport-McMoRan Copper & Gold, Inc.	3,595,939	140,278
Newmont Mining Corp.	1,879,563	88,509
Nucor Corp. (d)	1,202,593	49,523
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	278,531	$ 4,629
United States Steel Corp. (d)	546,553	11,784
		354,861
Paper & Forest Products - 0.2%
International Paper Co.	1,656,707	61,530
MeadWestvaco Corp.	657,669	20,329
		81,859
TOTAL MATERIALS		1,693,415
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	21,854,108	745,881
CenturyLink, Inc.	2,358,721	91,613
Frontier Communications Corp. (d)	3,782,609	18,194
Verizon Communications, Inc.	10,792,107	476,148
Windstream Corp. (d)	2,227,441	18,666
		1,350,502
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	1,110,086	74,953
MetroPCS Communications, Inc. (a)	1,197,748	12,756
Sprint Nextel Corp. (a)	11,366,027	65,127
		152,836
TOTAL TELECOMMUNICATION SERVICES		1,503,338
UTILITIES - 3.4%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	1,836,908	78,344
Duke Energy Corp.	2,667,365	170,231
Edison International	1,234,236	56,133
Entergy Corp.	671,720	42,681
Exelon Corp.	3,233,502	97,716
FirstEnergy Corp.	1,584,286	67,269
NextEra Energy, Inc.	1,601,490	110,038
Northeast Utilities	1,188,751	46,052
Pepco Holdings, Inc.	867,066	17,116
Pinnacle West Capital Corp.	414,974	21,355
PPL Corp.	2,199,942	64,568
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co. (d)	3,313,904	$ 144,321
Xcel Energy, Inc.	1,846,950	49,960
		965,784
Gas Utilities - 0.1%
AGL Resources, Inc.	445,174	17,353
ONEOK, Inc.	776,791	34,855
		52,208
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	863,121	18,212
The AES Corp.	2,351,851	25,094
		43,306
Multi-Utilities - 1.2%
Ameren Corp.	919,149	27,547
CenterPoint Energy, Inc.	1,619,022	31,943
CMS Energy Corp.	1,003,823	24,523
Consolidated Edison, Inc.	1,109,532	61,901
Dominion Resources, Inc.	2,171,971	111,009
DTE Energy Co.	650,641	39,416
Integrys Energy Group, Inc.	295,146	15,693
NiSource, Inc.	1,172,899	28,349
PG&E Corp.	1,615,526	66,156
Public Service Enterprise Group, Inc.	1,916,581	57,670
SCANA Corp.	497,387	23,049
Sempra Energy	851,515	58,261
TECO Energy, Inc. (d)	771,231	12,964
Wisconsin Energy Corp.	872,979	32,763
		591,244
TOTAL UTILITIES		1,652,542
TOTAL COMMON STOCKS (Cost $33,548,729)		48,014,210
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 12/6/12 to 4/11/13 (e) (Cost $28,993)	$ 29,000	28,995
Money Market Funds - 4.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	401,355,948	$ 401,356
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,780,860,655	1,780,861
TOTAL MONEY MARKET FUNDS (Cost $2,182,217)		2,182,217
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $35,759,939)		50,225,422
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(1,666,305)
NET ASSETS - 100%		$ 48,559,117
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
782 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 55,303	$ (1,409)
1,399 CME S&P 500 Index Contracts	Dec. 2012	494,686	(9,269)
TOTAL EQUITY INDEX CONTRACTS		$ 549,989	$ (10,678)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $28,995,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 629
Fidelity Securities Lending Cash Central Fund	4,830
Total	$ 5,459
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,526,973	$ 5,526,973	$ -	$ -
Consumer Staples	5,302,011	5,302,011	-	-
Energy	5,288,376	5,288,376	-	-
Financials	7,187,796	7,187,796	-	-
Health Care	5,843,694	5,843,694	-	-
Industrials	4,800,876	4,800,876	-	-
Information Technology	9,215,189	9,215,189	-	-
Materials	1,693,415	1,693,415	-	-
Telecommunication Services	1,503,338	1,503,338	-	-
Utilities	1,652,542	1,652,542	-	-
U.S. Government and Government Agency Obligations	28,995	-	28,995	-
Money Market Funds	2,182,217	2,182,217	-	-
Total Investments in Securities:	$ 50,225,422	$ 50,196,427	$ 28,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,678)	$ (10,678)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $35,849,395,000. Net unrealized appreciation aggregated $14,376,027,000, of which $19,018,934,000 related to appreciated investment securities and $4,642,907,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013